JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 55.9%
AGL Energy Ltd.	526,565	7,546,337
Alumina Ltd.	1,856,459	2,943,169
AMP Ltd.	2,332,091	2,836,745
APA Group	944,246	7,112,024
Aristocrat Leisure Ltd.	509,878	10,610,096
ASX Ltd.	154,913	9,370,823
Aurizon Holdings Ltd.	1,592,673	6,252,378
AusNet Services	1,381,128	1,673,314
Australia & New Zealand Banking Group Ltd.	2,316,279	44,020,137
Bendigo & Adelaide Bank Ltd.	384,098	3,006,708
BHP Group Ltd.	2,355,519	64,848,987
BlueScope Steel Ltd.	418,010	3,689,417
Boral Ltd.	938,180	3,287,958
Brambles Ltd.	1,271,006	11,369,054
Caltex Australia Ltd.	208,724	3,839,073
Challenger Ltd.	457,041	2,201,754
CIMIC Group Ltd.	77,861	1,943,530
Coca-Cola Amatil Ltd.	403,758	2,922,262
Cochlear Ltd.	45,843	6,887,898
Coles Group Ltd.*	907,399	8,810,101
Commonwealth Bank of Australia	1,408,379	79,040,476
Computershare Ltd.	402,241	4,333,050
Crown Resorts Ltd.	285,374	2,307,362
CSL Ltd.	362,115	56,505,287
Dexus, REIT	867,162	7,755,863
Domino’s Pizza Enterprises Ltd.	49,838	1,311,895
Flight Centre Travel Group Ltd.	46,097	1,449,709
Fortescue Metals Group Ltd.	1,369,790	7,712,207
Goodman Group, REIT	1,282,605	12,971,669
GPT Group (The), REIT	1,541,844	6,544,711
Harvey Norman Holdings Ltd.	504,860	1,511,914
Iluka Resources Ltd.	333,393	2,175,344
Incitec Pivot Ltd.	1,334,936	3,169,453
Insurance Australia Group Ltd.	1,849,227	10,891,470
Lendlease Group	466,857	4,627,330
Macquarie Group Ltd.	253,266	22,165,588
Magellan Financial Group Ltd.	111,545	4,684,458
Medibank Pvt Ltd.	2,203,994	5,433,248
Mirvac Group, REIT	3,167,248	6,959,399
National Australia Bank Ltd.	2,184,128	42,537,617
Newcrest Mining Ltd.	610,891	14,743,983
Orica Ltd.	300,052	4,470,223
Origin Energy Ltd.	1,406,733	7,612,057
Qantas Airways Ltd.	616,460	2,399,871
QBE Insurance Group Ltd.	1,092,349	9,309,438
Ramsay Health Care Ltd.	103,502	5,142,689
REA Group Ltd.	38,825	2,604,153
Reece Ltd.	143,746	1,033,931
Rio Tinto Ltd.	297,080	19,882,780
Santos Ltd.	1,409,892	6,946,779
Scentre Group, REIT	4,260,967	11,607,422
SEEK Ltd.	280,625	3,995,131
Seven Group Holdings Ltd.	92,522	1,134,329
Sonic Healthcare Ltd.	364,416	6,974,524
South32 Ltd.	4,112,360	8,750,127
Stockland, REIT	1,948,275	6,081,843
Suncorp Group Ltd.	1,037,188	9,559,534
Sydney Airport	882,894	5,039,437
Tabcorp Holdings Ltd.	1,608,644	4,934,825
Telstra Corp. Ltd.	3,331,320	9,032,286
TPG Telecom Ltd.	272,830	1,298,328
Transurban Group	2,087,089	22,119,991
Treasury Wine Estates Ltd.	574,962	6,913,318
Vicinity Centres, REIT	2,571,671	4,580,703
Washington H Soul Pattinson & Co. Ltd.	93,400	1,445,952
Wesfarmers Ltd.	907,398	24,300,168
Westpac Banking Corp.	2,748,825	53,931,741
WiseTech Global Ltd.	116,285	2,500,347
Woodside Petroleum Ltd.	749,109	17,664,726
Woolworths Group Ltd.	1,051,037	25,624,650
WorleyParsons Ltd.	255,224	2,796,634

		793,691,735

China — 0.3%
Evergrande Health Industry Group Ltd.*(a)	1,715,000	1,923,735
Yangzijiang Shipbuilding Holdings Ltd.	1,823,100	1,879,914

		3,803,649

Hong Kong — 27.1%
AIA Group Ltd.	9,673,000	99,010,587
ASM Pacific Technology Ltd.	203,900	2,384,642
Bank of East Asia Ltd. (The)	1,205,600	3,476,566
Cathay Pacific Airways Ltd.	788,000	1,111,359
Chow Tai Fook Jewellery Group Ltd.(a)	881,600	841,743
CK Asset Holdings Ltd.	2,128,500	16,004,481
CK Hutchison Holdings Ltd.	2,222,000	20,764,542
CK Infrastructure Holdings Ltd.	594,000	4,605,305
CLP Holdings Ltd.	1,456,000	15,830,566
Dairy Farm International Holdings Ltd.	237,300	1,776,920
Guoco Group Ltd.	63,000	992,521
Hang Lung Group Ltd.	683,000	1,754,365
Hang Lung Properties Ltd.	1,578,000	3,714,719
Hang Seng Bank Ltd.	581,500	13,820,981
Henderson Land Development Co. Ltd.	1,317,700	6,815,338
HK Electric Investments & HK Electric Investments Ltd.(b)	1,829,500	1,854,622
HKT Trust & HKT Ltd.	2,908,000	4,650,928
Hong Kong & China Gas Co. Ltd.	7,856,600	17,348,169
Hong Kong Exchanges & Clearing Ltd.	956,500	32,144,481
Hutchison Port Holdings Trust	4,319,800	944,464
Hysan Development Co. Ltd.	493,000	2,348,668
Jardine Matheson Holdings Ltd.	253,500	15,386,388
Jardine Strategic Holdings Ltd.	141,900	4,864,515
Kerry Properties Ltd.	476,500	1,789,261
Kingston Financial Group Ltd.(a)	2,548,000	472,492
Link, REIT	1,688,000	19,633,440
MTR Corp. Ltd.	1,278,000	8,386,852
New World Development Co. Ltd.	4,581,000	6,450,005
NWS Holdings Ltd.	1,278,000	2,372,869

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Hong Kong — continued
Orient Overseas International Ltd.(a)	89,500	468,757
PCCW Ltd.(a)	3,524,000	2,009,750
Power Assets Holdings Ltd.	1,042,000	7,447,456
Shangri-La Asia Ltd.	1,030,000	1,253,170
Sino Land Co. Ltd.	2,672,000	4,326,977
Sun Hung Kai Properties Ltd.	1,228,500	19,797,712
Swire Pacific Ltd., Class A(a)	390,000	4,445,251
Swire Pacific Ltd., Class B	717,500	1,277,627
Swire Properties Ltd.	842,600	3,042,544
Techtronic Industries Co. Ltd.	1,170,500	8,704,603
WH Group Ltd.(b)	7,534,000	7,333,370
Wharf Holdings Ltd. (The)	927,000	2,253,984
Wharf Real Estate Investment Co. Ltd.	924,000	5,828,880
Wheelock & Co. Ltd.	623,000	3,920,432
Yue Yuen Industrial Holdings Ltd.	554,500	1,553,673

		385,215,975

Ireland — 0.4%
James Hardie Industries plc, CHDI	354,826	4,798,990

Macau — 2.0%
Galaxy Entertainment Group Ltd.	2,011,000	13,689,477
MGM China Holdings Ltd.(a)	667,428	1,090,660
Sands China Ltd.	1,940,979	9,316,443
SJM Holdings Ltd.	1,714,000	1,860,681
Wynn Macau Ltd.	1,164,316	2,612,530

		28,569,791

New Zealand — 2.3%
a2 Milk Co. Ltd.*	588,129	6,910,576
Auckland International Airport Ltd.	756,134	4,606,395
Contact Energy Ltd.	571,039	2,913,413
Fisher & Paykel Healthcare Corp. Ltd.	459,208	4,949,706
Fletcher Building Ltd.	679,846	2,209,655
Mercury NZ Ltd.	501,267	1,499,212
Meridian Energy Ltd.	1,005,056	3,093,513
Ryman Healthcare Ltd.	330,622	2,787,726
Spark New Zealand Ltd.	1,469,481	3,830,566

		32,800,762

Singapore — 11.7%
Ascendas, REIT	2,041,200	4,531,850
CapitaLand Commercial Trust, REIT	2,217,400	3,312,049
CapitaLand Ltd.	2,015,800	5,281,023
CapitaLand Mall Trust, REIT	2,242,500	4,261,821
City Developments Ltd.	493,600	3,463,768
ComfortDelGro Corp. Ltd.	1,733,000	3,396,657
DBS Group Holdings Ltd.	1,453,600	27,715,561
Frasers Property Ltd.	301,200	396,748
Genting Singapore Ltd.	4,514,600	3,004,294
Golden Agri-Resources Ltd.	5,308,900	1,133,936
Great Eastern Holdings Ltd.	45,900	847,200
Jardine Cycle & Carriage Ltd.	78,800	1,928,074
Keppel, REIT	1,447,200	1,305,966
Keppel Corp. Ltd.	1,160,500	5,362,365
Mapletree North Asia Commercial Trust, REIT(b)	1,699,300	1,752,086
Olam International Ltd.	737,200	1,039,049
Oversea-Chinese Banking Corp. Ltd.	3,230,400	26,895,286
SATS Ltd.	532,500	1,855,323
Sembcorp Industries Ltd.	726,200	1,228,716
Sembcorp Marine Ltd.*	652,700	635,452
SIA Engineering Co. Ltd.	196,600	378,266
Singapore Airlines Ltd.	414,900	2,904,801
Singapore Exchange Ltd.	659,500	3,783,870
Singapore Press Holdings Ltd.	1,272,200	2,034,155
Singapore Technologies Engineering Ltd.	1,222,600	3,750,016
Singapore Telecommunications Ltd.	6,272,300	15,130,142
StarHub Ltd.	471,200	516,285
Suntec, REIT	1,793,700	2,479,231
United Overseas Bank Ltd.	1,133,000	21,586,781
UOL Group Ltd.	429,900	2,284,764
Venture Corp. Ltd.	213,300	2,380,311
Wilmar International Ltd.	2,886,100	8,342,644
Yanlord Land Group Ltd.	526,000	493,696

		165,412,186

Taiwan — 0.0%(c)
FIT Hon Teng Ltd.(b)	1,221,000	502,982

TOTAL COMMON STOCKS (Cost $1,333,404,408)		1,414,796,070

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	2,000,000	2,000,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	1,008,285	1,008,285

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,008,485)		3,008,485

Total Investments — 99.9% (Cost $1,336,412,893)		1,417,804,555
Other Assets Less Liabilities — 0.1%		1,929,052

Net Assets — 100.0%		1,419,733,607

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
Industry	Percentage
Banks	22.4%
Insurance	9.5
Metals & Mining	8.8
Real Estate Management & Development	7.1
Equity Real Estate Investment Trusts (REITs)	6.6
Capital Markets	5.1
Biotechnology	4.0
Hotels, Restaurants & Leisure	3.8
Industrial Conglomerates	3.6
Oil, Gas & Consumable Fuels	2.6

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Food & Staples Retailing	2.6
Diversified Telecommunication Services	2.5
Electric Utilities	2.5
Transportation Infrastructure	2.5
Multiline Retail	1.8
Gas Utilities	1.7
Food Products	1.7
Road & Rail	1.3
Health Care Providers & Services	1.2
Others (each less than 1.0%)	8.7

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $2,833,502.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	9	08/2019	HKD	1,584,117	(36,940)
MSCI Singapore Index	18	08/2019	SGD	488,545	(7,518)
SPI 200 Index	26	09/2019	AUD	2,993,280	88,367

					43,909

Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$793,691,735	$—	$793,691,735
China	—	3,803,649	—	3,803,649
Hong Kong	5,119,685	380,096,290	—	385,215,975
Ireland	—	4,798,990	—	4,798,990
Macau	—	28,569,791	—	28,569,791
New Zealand	—	32,800,762	—	32,800,762
Singapore	1,702,714	163,709,472	—	165,412,186
Taiwan	—	502,982	—	502,982

Total Common Stocks	6,822,399	1,407,973,671	—	1,414,796,070

Investment of cash collateral from securities loaned	$3,008,485	$—	$—	$3,008,485

Total Investments in Securities	$9,830,884	$1,407,973,671	$—	$1,417,804,555

JPMorgan BetaBuilders Developed Asia Ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Appreciation in Other Financial Instruments
Futures Contracts	$88,367	$—	$—	$88,367

Depreciation in Other Financial Instruments
Futures Contracts	$(7,518)	$(36,940)	$—	$(44,458)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$49,000,000	$47,000,000	$200	$—	$2,000,200	2,000,000	$41,248	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	24,223,467	23,215,182	—	—	1,008,285	1,008,285	59,805	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	254,772	48,388,688	48,643,460	—	—	—	—	5,141	—

Total	$254,772	$121,612,155	$118,858,642	$200	$—	$3,008,485		$106,194	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace & Defense — 0.7%
Bombardier, Inc., Class B*(a)	5,394,990	9,279,154
CAE, Inc.	673,720	18,167,673

		27,446,827

Airlines — 0.6%
Air Canada*	683,272	23,509,154

Auto Components — 1.0%
Magna International, Inc.	760,617	38,359,348

Banks — 26.0%
Bank of Montreal(a)	1,620,627	121,319,857
Bank of Nova Scotia (The)	3,101,371	165,572,511
Canadian Imperial Bank of Commerce	1,128,175	88,754,668
National Bank of Canada(a)	850,429	41,161,846
Royal Bank of Canada	3,643,139	287,685,973
Toronto-Dominion Bank (The)	4,637,214	271,072,178

		975,567,033

Capital Markets — 3.5%
Brookfield Asset Management, Inc., Class A	2,219,788	108,769,275
CI Financial Corp.	560,887	8,695,066
IGM Financial, Inc.	213,793	5,906,117
TMX Group Ltd.	91,014	6,759,503

		130,129,961

Chemicals — 2.4%
Methanex Corp.	196,027	7,716,020
Nutrien Ltd.	1,485,816	81,462,074

		89,178,094

Commercial Services & Supplies — 1.9%
Ritchie Bros Auctioneers, Inc.	276,493	9,982,491
Waste Connections, Inc.(a)	668,976	60,678,222

		70,660,713

Construction & Engineering — 0.4%
SNC-Lavalin Group, Inc.	445,405	7,046,565
WSP Global, Inc.	162,578	9,169,803

		16,216,368

Containers & Packaging — 0.5%
CCL Industries, Inc., Class B	366,754	18,340,479

Diversified Financial Services — 0.3%
Onex Corp.	205,071	12,388,476

Diversified Telecommunication Services — 1.4%
BCE, Inc.	752,885	34,021,868
TELUS Corp.	503,049	18,082,016

		52,103,884

Electric Utilities — 2.2%
Emera, Inc.(a)	598,385	24,845,808
Fortis, Inc.	1,093,320	43,093,277
Hydro One Ltd.(a)(b)	771,804	13,631,422

		81,570,507

Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties	198,252	7,316,908
H&R	355,541	6,109,767
RioCan	377,700	7,446,396

		20,873,071

Food & Staples Retailing — 3.8%
Alimentation Couche-Tard, Inc., Class B	1,110,012	68,040,590
Empire Co. Ltd., Class A	405,347	10,727,967
George Weston Ltd.	186,972	14,787,193
Loblaw Cos. Ltd.	449,520	23,324,087
Metro, Inc.	608,732	23,808,718

		140,688,555

Food Products — 0.5%
Saputo, Inc.	565,087	17,066,501

Gas Utilities — 0.3%
AltaGas Ltd.(a)	699,939	10,718,114

Hotels, Restaurants & Leisure — 1.5%
Restaurant Brands International, Inc.	644,147	47,439,831
Stars Group, Inc. (The)*(a)	547,303	8,517,657

		55,957,488

Insurance — 7.3%
Fairfax Financial Holdings Ltd.	69,690	32,286,672
Great-West Lifeco, Inc.	659,286	14,476,518
iA Financial Corp., Inc.	270,292	10,846,086
Intact Financial Corp.	353,142	32,916,752
Manulife Financial Corp.	4,992,952	90,416,391
Power Corp. of Canada	840,824	17,825,622
Power Financial Corp.	572,869	12,539,919
Sun Life Financial, Inc.	1,508,554	62,683,059

		273,991,019

IT Services — 3.4%
CGI, Inc.*	622,957	47,946,637
Shopify, Inc., Class A*(a)	251,722	79,992,972

		127,939,609

Media — 0.9%
Quebecor, Inc., Class B	453,311	10,269,737
Shaw Communications, Inc., Class B	1,134,345	22,234,812

		32,504,549

Metals & Mining — 6.8%
Agnico Eagle Mines Ltd.	597,966	31,239,397
Barrick Gold Corp.	4,445,026	72,242,618
First Quantum Minerals Ltd.	1,749,082	16,115,197
Franco-Nevada Corp.	474,988	41,279,833
Kinross Gold Corp.*	3,177,244	12,855,344
Kirkland Lake Gold Ltd.	474,219	19,611,209
Lundin Mining Corp.	1,625,278	7,869,015
Teck Resources Ltd., Class B	1,259,254	25,761,371
Wheaton Precious Metals Corp.	1,130,560	29,553,205

		256,527,189

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A(a)	148,047	16,165,368
Dollarama, Inc.	734,659	27,219,901

		43,385,269

Multi-Utilities — 0.8%
Algonquin Power & Utilities Corp.	1,244,491	15,501,919
Atco Ltd., Class I	190,465	6,348,352
Canadian Utilities Ltd., Class A	303,550	8,266,091

		30,116,362

Oil, Gas & Consumable Fuels — 17.7%
ARC Resources Ltd.	897,920	4,592,332
Cameco Corp.	1,004,183	9,221,623
Canadian Natural Resources Ltd.	3,033,837	76,845,864

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
Cenovus Energy, Inc.	2,587,428	24,054,964
Crescent Point Energy Corp.(a)	1,388,737	4,608,780
Enbridge, Inc.	5,074,723	169,490,673
Encana Corp.	3,667,341	16,755,619
Husky Energy, Inc.	765,040	5,935,755
Imperial Oil Ltd.	588,050	16,102,536
Inter Pipeline Ltd.	1,042,707	17,546,994
Keyera Corp.	538,808	13,709,026
Pembina Pipeline Corp.	1,305,189	47,359,828
PrairieSky Royalty Ltd.(a)	527,737	7,069,549
Seven Generations Energy Ltd., Class A*	681,416	3,784,497
Suncor Energy, Inc.	4,013,193	115,153,522
TC Energy Corp.	2,359,244	115,513,220
Tourmaline Oil Corp.	641,890	8,462,559
Vermilion Energy, Inc.(a)	388,723	6,965,676

		663,173,017

Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	133,950	5,236,006

Pharmaceuticals — 1.4%
Aurora Cannabis, Inc.*(a)	2,572,915	16,063,661
Bausch Health Cos., Inc.*	780,897	18,762,118
Canopy Growth Corp.*(a)	550,639	18,052,849

		52,878,628

Professional Services — 0.8%
Thomson Reuters Corp.	457,517	30,727,615

Road & Rail — 6.9%
Canadian National Railway Co.	1,834,467	173,633,594
Canadian Pacific Railway Ltd.	354,789	84,707,957

		258,341,551

Software — 2.3%
BlackBerry Ltd.*	1,251,033	9,128,238
Constellation Software, Inc.(a)	50,003	47,574,077
Open Text Corp.	683,724	29,161,103

		85,863,418

Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear, Inc.	523,133	20,603,465

Thrifts & Mortgage Finance — 0.1%
Genworth MI Canada, Inc.(a)	95,559	3,526,806

Trading Companies & Distributors — 0.2%
Finning International, Inc.	414,341	7,164,163

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B(a)	906,325	47,046,769

TOTAL COMMON STOCKS (Cost $3,626,137,082)		3,719,800,008

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(c)(d)	136,994,003	137,007,702
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(c)(d)	155,765,097	155,765,097

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $292,772,799)		292,772,799

Total Investments — 107.1% (Cost $3,918,909,881)		4,012,572,807
Liabilities in Excess of Other Assets — (7.1)%		(266,866,897)

Net Assets — 100.0%		3,745,705,910

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $276,774,615.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	159	09/2019	CAD	23,540,385	(1,221)

Abbreviations

CAD	Canadian Dollar
TSX	Tokyo Stock Exchange

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$4,012,572,807	$—	$—	$4,012,572,807

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(1,221)	$—	$—	$(1,221)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares(a)	$1,992,902	$—	$1,992,902	$(199)	$199	$—	—	$—	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	49,999,700	1,798,000,000	1,711,000,000	8,002	—	137,007,702	136,994,003	1,484,690	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	19,883,026	1,761,415,553	1,625,533,482	—	—	155,765,097	155,765,097	534,243	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	190,063	8,147,244	8,337,307	—	—	—	—	3,731	—

Total	$72,065,691	$3,567,562,797	$3,346,863,691	$7,803	$199	$292,772,799		$2,022,664	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 1.3%
BHP Group plc	1,008,408	24,044,015
Rio Tinto plc	530,153	29,938,527

		53,982,542

Austria — 0.5%
ANDRITZ AG	34,262	1,220,343
BAWAG Group AG(a)	18,500	735,220
Erste Group Bank AG*	143,645	5,155,809
EVN AG	16,335	260,031
IMMOFINANZ AG*	44,230	1,178,517
Lenzing AG	6,350	647,718
Oesterreichische Post AG	15,243	509,130
OMV AG	68,753	3,440,194
Raiffeisen Bank International AG	64,391	1,510,073
Strabag SE	7,290	234,838
Telekom Austria AG*	65,749	487,654
UNIQA Insurance Group AG	55,588	498,441
Verbund AG	31,698	1,768,949
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,208	467,625
voestalpine AG	53,706	1,417,804

		19,532,346

Belgium — 2.0%
Ackermans & van Haaren NV	10,770	1,568,787
Ageas	89,978	4,830,601
Anheuser-Busch InBev SA/NV	476,978	47,953,763
bpost SA(b)	46,451	431,911
Colruyt SA	23,070	1,202,090
Elia System Operator SA/NV	16,389	1,248,213
Groupe Bruxelles Lambert SA	38,520	3,631,459
KBC Group NV(b)	163,246	10,496,354
Proximus SADP	74,239	2,116,689
Sofina SA	7,522	1,455,858
Solvay SA	34,880	3,571,535
Telenet Group Holding NV	27,836	1,367,162
UCB SA	61,292	4,779,334
Umicore SA(b)	99,997	3,130,267

		87,784,023

Chile — 0.0%(c)
Antofagasta plc	164,744	1,858,778

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR	28,798	1,479,489

Denmark — 2.7%
Ambu A/S, Class B(b)	87,459	1,280,725
AP Moller - Maersk A/S, Class A	1,541	1,649,611
AP Moller - Maersk A/S, Class B(b)	3,122	3,505,535
Carlsberg A/S, Class B	50,506	6,898,604
Chr Hansen Holding A/S	46,585	4,067,659
Coloplast A/S, Class B	55,776	6,514,397
Danske Bank A/S	296,833	4,405,764
Demant A/S*(b)	52,700	1,552,659
DSV A/S	88,806	8,475,989
Genmab A/S*	29,458	5,455,797
GN Store Nord A/S	67,926	3,222,095
H Lundbeck A/S	29,374	1,132,359
ISS A/S	77,123	2,162,879
Jyske Bank A/S (Registered)*(b)	32,446	1,034,044
Novo Nordisk A/S, Class B	818,138	39,286,449
Novozymes A/S, Class B	101,950	4,714,699
Orsted A/S(a)	79,777	7,272,078
Pandora A/S	47,745	1,830,175
Rockwool International A/S, Class A	2,849	625,776
Rockwool International A/S, Class B	3,385	826,182
Tryg A/S	57,704	1,761,194
Vestas Wind Systems A/S	94,966	7,793,058

		115,467,728

Finland — 2.0%
Elisa OYJ	71,463	3,360,573
Fortum OYJ	207,834	4,767,637
Huhtamaki OYJ	45,555	1,730,474
Kesko OYJ, Class A	10,083	569,256
Kesko OYJ, Class B	32,416	1,963,039
Kone OYJ, Class B	193,019	10,996,963
Konecranes OYJ	31,702	928,282
Metso OYJ	61,016	2,344,557
Neste OYJ	183,630	6,077,475
Nokia OYJ(b)	2,688,760	14,491,490
Nokian Renkaat OYJ	59,316	1,700,509
Nordea Bank Abp	1,522,854	9,772,747
Orion OYJ, Class A	15,483	534,758
Orion OYJ, Class B	49,720	1,700,935
Sampo OYJ, Class A	232,830	9,667,927
Stora Enso OYJ, Class A	13,554	194,306
Stora Enso OYJ, Class R	274,841	3,165,183
UPM-Kymmene OYJ	254,074	6,848,567
Wartsila OYJ Abp	217,540	2,733,110

		83,547,788

France — 16.7%
Accor SA	90,404	4,033,112
Aeroports de Paris	15,592	2,680,418
Air Liquide SA	204,452	28,221,814
Airbus SE	272,997	38,591,103
Alstom SA(b)	77,217	3,325,641
Amundi SA(a)	28,668	1,972,489
Arkema SA	34,690	3,122,294
Atos SE	45,562	3,663,684
AXA SA	938,394	23,636,496
BioMerieux	20,344	1,721,568
BNP Paribas SA	546,635	25,582,534
Bollore SA	431,887	1,857,262
Bouygues SA	108,200	3,873,465
Bureau Veritas SA	126,659	3,155,989
Capgemini SE	75,881	9,634,182
Carrefour SA	267,548	5,154,937
Casino Guichard Perrachon SA(b)	25,497	942,721
Cie de Saint-Gobain	260,842	9,992,487
Cie Generale des Etablissements Michelin SCA	85,972	9,503,976
CNP Assurances	75,400	1,558,382

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — continued
Covivio, REIT	31,205	3,190,132
Credit Agricole SA	584,315	6,955,663
Danone SA	307,454	26,683,564
Dassault Aviation SA	1,106	1,518,184
Dassault Systemes SE	65,278	9,929,866
Edenred	114,237	5,732,592
Eiffage SA	35,093	3,467,623
Electricite de France SA	229,960	2,846,720
Engie SA	875,179	13,468,566
EssilorLuxottica SA	124,150	16,805,729
Eutelsat Communications SA	82,242	1,572,192
Faurecia SE	35,549	1,682,269
Gecina SA, REIT	26,182	4,017,109
Getlink SE	220,582	3,185,039
Hermes International	17,137	12,037,442
ICADE, REIT	21,611	1,877,985
Iliad SA	12,889	1,332,519
Imerys SA	17,342	726,437
Ipsen SA	17,570	2,016,964
JCDecaux SA	36,363	1,046,919
Kering SA	35,527	18,350,089
Klepierre SA, REIT	96,874	2,988,245
Legrand SA	126,424	8,905,495
L’Oreal SA	117,348	31,398,129
LVMH Moet Hennessy Louis Vuitton SE	128,606	53,121,887
Natixis SA	436,190	1,749,259
Orange SA	1,024,332	15,183,141
Pernod Ricard SA(b)	98,805	17,338,672
Peugeot SA	267,846	6,321,964
Publicis Groupe SA	104,435	5,153,428
Renault SA	98,835	5,529,599
Rexel SA	144,115	1,609,183
Safran SA	156,266	22,433,691
Sanofi	547,375	45,613,753
Sartorius Stedim Biotech	11,443	1,823,607
Schneider Electric SE	255,279	22,024,468
SEB SA	12,879	2,060,024
Societe Generale SA	380,464	9,319,343
Sodexo SA	42,241	4,846,756
Suez	202,385	2,975,254
Teleperformance	27,790	5,832,765
Thales SA	50,539	5,694,429
TOTAL SA	1,205,841	62,498,957
Ubisoft Entertainment SA*	32,459	2,669,905
Unibail-Rodamco-Westfield, REIT	61,025	8,174,116
Valeo SA	114,709	3,574,613
Veolia Environnement SA	268,471	6,775,091
Vinci SA	244,410	25,140,922
Vivendi SA(b)	368,826	10,244,156
Worldline SA*(a)	44,452	3,176,481

		714,845,490

Germany — 13.0%
1&1 Drillisch AG	22,725	686,774
adidas AG	83,249	26,535,033
Allianz SE (Registered)	202,658	47,018,495
Aroundtown SA	344,858	2,751,181
BASF SE	438,527	29,111,272
Bayer AG (Registered)	445,246	28,838,134
Bayerische Motoren Werke AG	152,334	11,269,793
Bayerische Motoren Werke AG (Preference)	26,549	1,576,251
Beiersdorf AG	46,924	5,437,924
Brenntag AG	73,766	3,602,844
Commerzbank AG	502,268	3,408,213
Continental AG	51,566	7,069,931
Covestro AG(a)	68,029	3,068,182
Daimler AG (Registered)	475,038	24,660,536
Delivery Hero SE*(a)	55,724	2,676,720
Deutsche Bank AG (Registered)(b)	907,837	7,017,636
Deutsche Boerse AG	90,715	12,593,283
Deutsche Lufthansa AG (Registered)	113,073	1,791,984
Deutsche Post AG (Registered)	463,645	15,080,762
Deutsche Telekom AG (Registered)	1,545,882	25,323,207
Deutsche Wohnen SE	169,331	6,175,185
E.ON SE	1,050,914	10,465,863
Evonik Industries AG	71,197	2,026,028
Fraport AG Frankfurt Airport Services Worldwide	17,636	1,472,835
Fresenius Medical Care AG & Co. KGaA	101,185	7,008,154
Fresenius SE & Co. KGaA	195,532	9,770,215
GEA Group AG	78,420	1,946,387
Hannover Rueck SE	28,789	4,489,250
HeidelbergCement AG	70,103	5,062,661
Henkel AG & Co. KGaA	48,375	4,544,884
Henkel AG & Co. KGaA (Preference)	85,064	8,771,366
HOCHTIEF AG	9,445	1,070,293
HUGO BOSS AG	30,251	1,901,293
Infineon Technologies AG	596,902	11,055,918
Innogy SE(a)	61,007	2,938,437
KION Group AG	32,138	1,713,015
LANXESS AG	43,698	2,601,014
Merck KGaA	61,707	6,293,737
MTU Aero Engines AG	24,827	6,186,813
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	68,905	16,420,586
Porsche Automobil Holding SE (Preference)	73,109	4,792,013
RWE AG	276,694	7,475,958
SAP SE	516,163	63,093,730
Sartorius AG (Preference)	16,267	3,290,497
Siemens AG (Registered)	405,832	44,168,049
Siemens Healthineers AG(a)	66,843	2,775,121
Symrise AG	60,780	5,600,438
Talanx AG	19,140	803,165
Telefonica Deutschland Holding AG	383,040	967,202
thyssenkrupp AG(b)	193,198	2,472,451
TUI AG	212,856	2,113,547
Uniper SE	92,606	2,853,124
United Internet AG (Registered)	59,705	1,770,964
Volkswagen AG	15,498	2,642,324
Volkswagen AG (Preference)	87,623	14,640,978
Vonovia SE	255,234	12,461,629
Wacker Chemie AG	8,388	619,747
Wirecard AG(b)	54,833	9,202,140

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — continued
Zalando SE*(a)(b)	57,406	2,626,129

		555,801,295

Ghana — 0.0%(c)
Tullow Oil plc	671,357	1,573,067

Ireland — 0.9%
AIB Group plc	375,834	1,289,750
Bank of Ireland Group plc	443,253	1,955,933
CRH plc	383,978	12,778,941
Flutter Entertainment plc	37,303	2,955,855
Glanbia plc	96,061	1,254,806
Kerry Group plc, Class A	72,187	8,422,620
Kingspan Group plc	72,834	3,571,787
Ryanair Holdings plc, ADR*	47,542	2,953,784
Smurfit Kappa Group plc	112,832	3,549,886

		38,733,362

Italy — 3.4%
A2A SpA	747,049	1,305,828
Assicurazioni Generali SpA	587,225	10,951,936
Atlantia SpA	224,540	5,774,129
Banca Mediolanum SpA	118,599	848,592
Banco BPM SpA*	723,423	1,348,690
Buzzi Unicem SpA	19,179	271,973
Buzzi Unicem SpA	33,700	684,882
Davide Campari-Milano SpA	271,757	2,527,443
DiaSorin SpA	11,463	1,329,395
Enel SpA	3,685,461	25,210,867
Eni SpA	1,214,598	18,973,598
Ferrari NV	59,532	9,586,193
FinecoBank Banca Fineco SpA	188,160	1,871,812
Freni Brembo SpA(b)	72,846	745,111
Hera SpA	355,590	1,326,560
Intesa Sanpaolo SpA	7,522,682	16,316,001
Leonardo SpA	187,705	2,285,373
Mediaset SpA*(b)	167,703	491,186
Mediobanca Banca di Credito Finanziario SpA	298,729	2,992,081
Moncler SpA	83,392	3,424,094
Nexi SpA*(a)(b)	131,882	1,412,340
Pirelli & C SpA(a)(b)	176,656	1,040,535
Poste Italiane SpA(a)	218,259	2,329,309
Prysmian SpA	128,025	2,635,601
Recordati SpA	48,780	2,184,604
Saipem SpA*	275,131	1,359,852
Salvatore Ferragamo SpA	22,885	479,949
Snam SpA	1,037,354	5,093,169
Telecom Italia SpA	2,873,966	1,527,546
Telecom Italia SpA*	5,516,630	3,101,595
Terna Rete Elettrica Nazionale SpA	668,733	4,072,500
UniCredit SpA	1,008,762	11,877,689
Unione di Banche Italiane SpA(b)	485,809	1,247,255
UnipolSai Assicurazioni SpA	364,782	950,996

		147,578,684

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	66,318	1,479,512

Luxembourg — 0.3%
ArcelorMittal	305,531	4,846,864
Eurofins Scientific SE(b)	5,378	2,300,500
RTL Group SA	18,396	907,436
SES SA, FDR	183,082	3,031,970
Tenaris SA	225,459	2,824,771

		13,911,541

Mexico — 0.0%(c)
Fresnillo plc	87,776	633,532

Netherlands — 7.4%
ABN AMRO Bank NV, CVA(a)	197,473	3,952,913
Adyen NV*(a)	10,966	8,285,755
Aegon NV	670,379	3,303,578
Akzo Nobel NV	108,739	10,260,000
Altice Europe NV*(b)	253,678	944,404
Argenx SE*	16,377	2,300,761
ASML Holding NV	203,231	45,284,777
EXOR NV	46,026	3,205,312
GrandVision NV(a)	27,450	822,781
HAL Trust	39,846	6,195,157
Heineken Holding NV	56,383	5,697,381
Heineken NV	112,755	12,097,298
ING Groep NV	1,860,361	20,642,092
Koninklijke Ahold Delhaize NV	565,169	12,836,640
Koninklijke DSM NV	86,621	10,731,312
Koninklijke KPN NV	2,006,646	5,721,843
Koninklijke Philips NV	442,212	20,744,449
Koninklijke Vopak NV(b)	31,764	1,566,127
NN Group NV	145,452	5,464,785
OCI NV*	30,028	783,191
Randstad NV	59,401	2,981,566
Royal Dutch Shell plc, Class A	2,076,422	65,397,950
Royal Dutch Shell plc, Class B	1,788,281	56,482,913
Wolters Kluwer NV	133,551	9,680,484

		315,383,469

Norway — 1.2%
Aker ASA, Class A	11,775	619,693
Aker BP ASA(b)	51,581	1,459,686
DNB ASA	444,282	7,948,476
Equinor ASA	520,834	9,338,712
Gjensidige Forsikring ASA	90,715	1,762,009
Kongsberg Gruppen ASA	42,865	543,313
Leroy Seafood Group ASA	132,266	831,486
Mowi ASA	209,426	5,033,113
Norsk Hydro ASA	651,976	2,217,559
Orkla ASA	394,055	3,351,703
Salmar ASA	25,966	1,199,337
Schibsted ASA, Class A	38,170	1,026,524
Schibsted ASA, Class B	48,538	1,253,895
Storebrand ASA	223,358	1,509,368
Telenor ASA	316,146	6,406,055
TGS NOPEC Geophysical Co. ASA	48,765	1,178,710
Yara International ASA	84,056	3,937,968

		49,617,607

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,397,011	1,123,738
EDP - Energias de Portugal SA	1,164,650	4,263,341
Galp Energia SGPS SA	217,235	3,381,938
Jeronimo Martins SGPS SA	117,178	1,890,793

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Portugal — continued
Navigator Co. SA (The)	104,950	352,793
NOS SGPS SA	116,869	725,685
Sonae SGPS SA	444,165	414,217

		12,152,505

Russia — 0.1%
Evraz plc	158,244	1,239,491
Polymetal International plc	120,745	1,454,127

		2,693,618

South Africa — 0.4%
Anglo American plc	671,039	16,443,410

Spain — 4.4%
Acciona SA	11,000	1,171,269
ACS Actividades de Construccion y Servicios SA	130,706	5,281,403
Aena SME SA(a)	35,093	6,361,736
Amadeus IT Group SA	209,516	16,373,026
Banco Bilbao Vizcaya Argentaria SA(b)	3,183,579	16,209,856
Banco de Sabadell SA	2,681,428	2,341,911
Banco Santander SA(b)	7,752,144	33,088,277
Bankia SA	574,436	1,138,871
CaixaBank SA	1,713,501	4,246,823
EDP Renovaveis SA	91,626	941,270
Enagas SA	108,284	2,362,124
Endesa SA	151,650	3,747,029
Ferrovial SA	225,943	5,877,626
Grifols SA	140,384	4,549,649
Grifols SA (Preference), Class B	123,972	2,842,458
Iberdrola SA	2,926,398	27,763,878
Industria de Diseno Textil SA	505,935	15,138,739
Mapfre SA	469,910	1,293,585
Naturgy Energy Group SA	172,000	4,356,909
Red Electrica Corp. SA	206,671	3,896,543
Repsol SA	610,314	9,680,077
Siemens Gamesa Renewable Energy SA	107,320	1,501,685
Telefonica SA	2,181,503	16,630,943

		186,795,687

Sweden — 4.4%
Alfa Laval AB	143,067	2,672,511
Assa Abloy AB, Class B	473,509	10,860,939
Atlas Copco AB, Class A	308,592	9,425,673
Atlas Copco AB, Class B	186,310	5,082,662
Axfood AB	50,079	1,054,381
Boliden AB*	130,588	2,961,384
Castellum AB	130,440	2,648,011
Electrolux AB, Series B	123,123	2,845,021
Elekta AB, Class B	175,197	2,492,663
Epiroc AB, Class A	298,913	3,275,427
Epiroc AB, Class B	186,310	1,936,441
Essity AB, Class A	13,664	408,941
Essity AB, Class B	289,223	8,590,817
Fabege AB	129,505	1,998,544
Fastighets AB Balder, Class B*	46,736	1,600,383
Getinge AB, Class B	104,356	1,531,181
Hennes & Mauritz AB, Class B(b)	390,542	6,809,137
Hexagon AB, Class B	129,839	6,291,004
Hexpol AB(b)	122,685	933,517
Holmen AB, Class B	47,416	1,001,157
Husqvarna AB, Class A	12,355	109,440
Husqvarna AB, Class B	196,593	1,740,800
ICA Gruppen AB	36,494	1,621,242
Industrivarden AB, Class A	73,084	1,625,593
Industrivarden AB, Class C	79,746	1,732,471
Intrum AB(b)	35,170	922,005
Investment AB Latour, Class B	64,955	887,836
Investor AB, Class A	63,991	3,037,249
Investor AB, Class B	217,471	10,339,992
Kinnevik AB, Class A(b)	2,802	73,922
Kinnevik AB, Class B	115,500	2,937,549
L E Lundbergforetagen AB, Class B	25,415	941,129
Lundin Petroleum AB	84,509	2,658,114
NCC AB, Class B	41,100	655,865
Nibe Industrier AB, Class B	195,417	2,759,556
Saab AB, Class B(b)	39,507	1,243,687
Sandvik AB	527,469	8,094,329
Securitas AB, Class B	152,823	2,366,659
Skandinaviska Enskilda Banken AB, Class A	766,695	7,208,506
Skanska AB, Class B	177,619	3,316,328
SKF AB, Class A(b)	8,110	132,979
SKF AB, Class B	180,603	2,962,394
SSAB AB, Class A	112,160	317,729
SSAB AB, Class B	288,149	730,456
Svenska Cellulosa AB SCA, Class A(b)	13,808	132,407
Svenska Cellulosa AB SCA, Class B	289,223	2,400,531
Svenska Handelsbanken AB, Class A	722,170	6,498,029
Svenska Handelsbanken AB, Class B	16,490	156,218
Swedbank AB, Class A	443,190	6,035,240
Swedish Match AB	81,143	3,095,933
Swedish Orphan Biovitrum AB*	85,229	1,645,137
Tele2 AB, Class B	238,413	3,406,775
Telefonaktiebolaget LM Ericsson, Class A(b)	28,326	255,961
Telefonaktiebolaget LM Ericsson, Class B	1,336,779	11,695,845
Telia Co. AB	1,266,201	5,632,888
Trelleborg AB, Class B	115,816	1,594,795
Volvo AB, Class A	119,892	1,787,843
Volvo AB, Class B	783,304	11,636,071

		188,809,297

Switzerland — 15.3%
ABB Ltd. (Registered)	921,311	17,391,731
Adecco Group AG (Registered)	79,532	4,339,192
Alcon, Inc.*	233,330	13,512,049
Baloise Holding AG (Registered)	23,300	4,208,367
Barry Callebaut AG (Registered)	1,078	2,103,140
Chocoladefabriken Lindt & Spruengli AG	513	3,780,896
Chocoladefabriken Lindt & Spruengli AG (Registered)	52	4,303,052
Cie Financiere Richemont SA (Registered)	249,229	21,357,245
Coca-Cola HBC AG*	95,887	3,299,400

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Switzerland — continued
Credit Suisse Group AG (Registered)*	1,159,348	14,017,719
EMS-Chemie Holding AG (Registered)	3,350	2,093,678
Geberit AG (Registered)	17,685	8,164,137
Givaudan SA (Registered)	3,792	10,085,170
Glencore plc*	5,780,264	18,536,275
Julius Baer Group Ltd.*	106,857	4,566,280
Kuehne + Nagel International AG (Registered)	24,063	3,543,116
LafargeHolcim Ltd. (Registered)*	228,917	11,235,821
Lonza Group AG (Registered)*	35,555	12,179,493
Mediclinic International plc	191,550	799,697
Nestle SA (Registered)	1,462,428	155,144,902
Novartis AG (Registered)	1,217,795	111,670,402
Pargesa Holding SA	16,256	1,220,104
Partners Group Holding AG	8,924	7,097,172
Roche Holding AG	335,438	89,785,080
Roche Holding AG	12,987	3,483,025
Schindler Holding AG	19,440	4,481,540
Schindler Holding AG (Registered)	9,288	2,089,481
SGS SA (Registered)	2,478	6,119,339
Sika AG (Registered)	60,924	8,795,856
Sonova Holding AG (Registered)(b)	25,301	5,818,133
STMicroelectronics NV	317,281	5,814,782
Straumann Holding AG (Registered)	5,155	4,205,465
Swatch Group AG (The)	14,725	4,277,202
Swatch Group AG (The) (Registered)	35,535	1,937,771
Swiss Life Holding AG (Registered)	16,340	7,896,133
Swiss Re AG	145,506	14,090,344
Swisscom AG (Registered)(b)	12,119	5,873,381
Temenos AG (Registered)*	29,447	5,183,927
UBS Group AG (Registered)*	1,829,009	20,415,095
Vifor Pharma AG	21,103	3,123,381
Zurich Insurance Group AG	71,871	24,999,003

		653,037,976

United Arab Emirates — 0.0%(c)
NMC Health plc	40,769	1,217,492

United Kingdom — 22.5%
3i Group plc	463,714	6,248,557
Admiral Group plc	123,443	3,246,320
Aggreko plc	122,283	1,233,704
Ashtead Group plc	240,313	6,607,927
ASOS plc*	25,443	798,971
Associated British Foods plc	170,093	4,999,304
AstraZeneca plc	626,307	54,109,087
Auto Trader Group plc(a)	448,368	2,943,350
AVEVA Group plc	30,787	1,487,329
Aviva plc	1,879,476	9,227,512
Babcock International Group plc	239,361	1,379,378
BAE Systems plc	1,523,622	10,122,543
Barclays plc	7,689,988	14,394,347
Barratt Developments plc	480,770	3,753,483
Berkeley Group Holdings plc	66,918	3,147,343
BP plc	9,659,500	63,914,485
British American Tobacco plc	1,093,103	38,950,055
British Land Co. plc (The), REIT	460,765	2,844,456
BT Group plc	4,188,164	9,810,160
Bunzl plc	160,236	4,176,498
Burberry Group plc	196,410	5,415,769
Centrica plc	2,734,789	2,517,613
CNH Industrial NV	474,398	4,803,516
Coca-Cola European Partners plc	108,840	6,016,675
Compass Group plc	760,603	19,243,657
ConvaTec Group plc(a)	353,767	668,421
Croda International plc	62,979	3,577,454
DCC plc	48,382	4,079,992
Derwent London plc, REIT	52,909	1,874,224
Diageo plc	1,131,238	47,172,850
Direct Line Insurance Group plc	656,493	2,568,006
DS Smith plc	652,985	2,816,408
easyJet plc	124,660	1,460,882
Experian plc	440,111	13,348,202
Fiat Chrysler Automobiles NV	525,314	7,037,336
G4S plc	740,808	1,719,380
GlaxoSmithKline plc	2,357,761	48,760,688
GVC Holdings plc	276,059	1,977,660
Halma plc	180,419	4,357,027
Hammerson plc, REIT	367,419	952,880
Hargreaves Lansdown plc	129,084	3,279,378
Hiscox Ltd.	139,943	2,880,626
HSBC Holdings plc	9,817,466	78,623,080
Imperial Brands plc	426,513	10,824,928
Informa plc	597,576	6,326,987
InterContinental Hotels Group plc	89,626	6,226,739
International Consolidated Airlines Group SA	380,438	1,957,629
Intertek Group plc	76,766	5,314,074
ITV plc	1,729,737	2,323,298
J Sainsbury plc	824,479	1,967,399
JD Sports Fashion plc	199,805	1,575,743
John Wood Group plc	323,563	2,084,946
Johnson Matthey plc	94,984	3,703,608
Just Eat plc*	283,759	2,610,586
Kingfisher plc	1,017,581	2,747,356
Land Securities Group plc, REIT	358,697	3,471,377
Legal & General Group plc	2,820,625	8,945,046
Lloyds Banking Group plc	34,077,354	22,044,085
London Stock Exchange Group plc	150,528	12,089,181
Marks & Spencer Group plc	931,041	2,340,107
Melrose Industries plc	2,319,571	5,235,069
Merlin Entertainments plc(a)	342,260	1,872,279
Micro Focus International plc	173,224	3,648,810
Mondi plc	231,799	5,049,928
National Grid plc	1,755,170	17,989,213
Next plc	64,557	4,752,015
Ocado Group plc*	280,140	4,228,569
Pearson plc	372,721	3,946,883
Persimmon plc	151,629	3,699,534
Phoenix Group Holdings plc	275,454	2,316,949
Prudential plc	1,234,610	25,401,156
Reckitt Benckiser Group plc	351,658	27,184,322
RELX plc	960,459	22,780,472
Rentokil Initial plc	877,234	4,634,784
Rightmove plc	434,494	2,778,947
Rolls-Royce Holdings plc*	909,316	9,504,487

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Royal Bank of Scotland Group plc	2,193,716	5,779,450
Royal Mail plc	419,652	1,070,180
RSA Insurance Group plc	490,085	3,333,258
Sage Group plc (The)	534,660	4,662,448
Schroders plc	59,353	2,141,085
Schroders plc (Non-Voting)	23,683	712,822
Segro plc, REIT	517,795	4,804,276
Severn Trent plc	114,672	2,804,292
Smith & Nephew plc	425,404	9,630,648
Smiths Group plc	187,507	3,729,100
Spirax-Sarco Engineering plc	35,104	3,827,856
SSE plc	493,838	6,583,697
St James’s Place plc	252,602	3,014,255
Standard Chartered plc	1,319,776	10,861,370
Standard Life Aberdeen plc	1,159,634	4,206,042
Subsea 7 SA	117,820	1,262,801
Tate & Lyle plc	222,538	2,038,130
Taylor Wimpey plc	1,561,790	3,060,074
TechnipFMC plc	209,589	5,820,735
Tesco plc	4,637,553	12,561,778
Travis Perkins plc	119,301	1,975,046
Unilever NV	737,573	42,752,411
Unilever plc	557,439	33,536,746
United Utilities Group plc	325,566	3,111,598
Vodafone Group plc	12,793,275	23,283,551
Weir Group plc (The)	123,953	2,240,927
Whitbread plc	85,715	4,708,621
Wm Morrison Supermarkets plc	1,137,973	2,687,139
WPP plc	601,889	7,089,914

		963,413,289

United States — 0.4%
Carnival plc	98,180	4,431,766
Ferguson plc	110,764	8,242,256
QIAGEN NV*(b)	110,209	4,183,230

		16,857,252

TOTAL COMMON STOCKS (Cost $4,174,320,758)		4,244,630,779

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	43,003,099	43,007,399
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	13,293,744	13,293,744

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $56,302,143)		56,301,143

Total Investments — 100.5% (Cost $4,230,622,901)		4,300,931,922
Liabilities in Excess of Other Assets — (0.5)%		(20,750,294)

Net Assets — 100.0%		4,280,181,628

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Pharmaceuticals	10.4%
Banks	8.5
Oil, Gas & Consumable Fuels	7.1
Insurance	5.8
Food Products	5.1
Textiles, Apparel & Luxury Goods	3.9
Beverages	3.5
Chemicals	3.4
Personal Products	2.6
Metals & Mining	2.5
Diversified Telecommunication Services	2.4
Capital Markets	2.4
Aerospace & Defense	2.3
Electric Utilities	2.2
Machinery	2.1
Automobiles	2.0
Software	2.0
Health Care Equipment & Supplies	1.9
Professional Services	1.7
Multi-Utilities	1.6
Electrical Equipment	1.5
Semiconductors & Semiconductor Equipment	1.4
Investment of cash collateral from securities loaned	1.3
Tobacco	1.2
Industrial Conglomerates	1.2
Hotels, Restaurants & Leisure	1.2
IT Services	1.2
Household Products	1.2
Construction & Engineering	1.1
Food & Staples Retailing	1.0
Others (each less than 1.0%)	14.3

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SCA	Limited partnership with share capital
SGPS	Holding company

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $53,196,815.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	464	09/2019	EUR	17,708,093	188,978
FTSE 100 Index	116	09/2019	GBP	10,601,761	247,709

					436,687

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$53,982,542	$—	$53,982,542
Austria	1,948,589	17,583,757	—	19,532,346
Belgium	1,248,213	86,535,810	—	87,784,023
Chile	—	1,858,778	—	1,858,778
Colombia	—	1,479,489	—	1,479,489
Denmark	—	115,467,728	—	115,467,728
Finland	14,431,640	69,116,148	—	83,547,788
France	77,519,635	637,325,855	—	714,845,490
Germany	64,365,860	491,435,435	—	555,801,295
Ghana	—	1,573,067	—	1,573,067
Ireland	20,448,602	18,284,760	—	38,733,362
Italy	2,738,900	144,839,784	—	147,578,684
Jordan	—	1,479,512	—	1,479,512
Luxembourg	3,939,406	9,972,135	—	13,911,541
Mexico	—	633,532	—	633,532
Netherlands	—	315,383,469	—	315,383,469
Norway	1,253,895	48,363,712	—	49,617,607
Portugal	—	12,152,505	—	12,152,505
Russia	—	2,693,618	—	2,693,618
South Africa	—	16,443,410	—	16,443,410
Spain	941,270	185,854,417	—	186,795,687
Sweden	1,621,242	187,188,055	—	188,809,297
Switzerland	8,883,645	644,154,331	—	653,037,976
United Arab Emirates	—	1,217,492	—	1,217,492
United Kingdom	7,799,677	955,613,612	—	963,413,289
United States	—	16,857,252	—	16,857,252

Total Common Stocks	207,140,574	4,037,490,205	—	4,244,630,779

Investment of cash collateral from securities loaned	56,301,143	—	—	56,301,143

Total Investments in Securities	$263,441,717	$4,037,490,205	$—	$4,300,931,922

Appreciation in Other Financial Instruments
Futures Contracts	$—	$436,687	$—	$436,687

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares(a)	$2,999,300	$—	$2,999,300	($300)	$300	$—	—	$—	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	17,999,500	477,000,000	452,000,000	8,399	(500)	43,007,399	43,003,099	1,200,143	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	5,502,935	354,638,569	346,847,760	—	—	13,293,744	13,293,744	355,008	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	296,502	17,282,282	17,578,784	—	—	—	—	4,568	—

Total	$26,798,237	$848,920,851	$819,425,844	$8,099	$(200)	$56,301,143		$1,559,719	$—

(a)	Investment in an affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	251,900	6,659,001
Yamato Holdings Co. Ltd.	425,600	8,355,563

		15,014,564

Airlines — 0.2%
ANA Holdings, Inc.	118,800	3,987,469
Japan Airlines Co. Ltd.	119,000	3,726,522

		7,713,991

Auto Components — 2.6%
Aisin Seiki Co. Ltd.	188,700	6,132,399
Bridgestone Corp.	630,600	23,673,053
Denso Corp.	538,400	22,852,640
Koito Manufacturing Co. Ltd.	133,000	6,649,114
NGK Spark Plug Co. Ltd.	182,400	3,482,846
NHK Spring Co. Ltd.	230,600	1,808,300
NOK Corp.	125,000	1,835,142
Stanley Electric Co. Ltd.	158,900	3,940,199
Sumitomo Electric Industries Ltd.	821,400	10,163,129
Sumitomo Rubber Industries Ltd.	183,700	2,005,172
Toyoda Gosei Co. Ltd.	76,700	1,410,573
Toyota Boshoku Corp.	88,800	1,246,590
Toyota Industries Corp.	212,400	11,026,625
Yokohama Rubber Co. Ltd. (The)	138,400	2,546,394

		98,772,176

Automobiles — 7.7%
Honda Motor Co. Ltd.	1,874,400	46,636,068
Isuzu Motors Ltd.	640,900	7,091,839
Mazda Motor Corp.	619,200	5,990,581
Mitsubishi Motors Corp.	706,900	3,110,709
Nissan Motor Co. Ltd.	2,489,900	16,184,167
Subaru Corp.	661,000	15,405,432
Suzuki Motor Corp.	457,400	17,888,222
Toyota Motor Corp.	2,766,000	178,720,203
Yamaha Motor Co. Ltd.	325,200	5,702,355

		296,729,576

Banks — 5.7%
Aozora Bank Ltd.	122,100	2,798,228
Bank of Kyoto Ltd. (The)	78,400	3,042,694
Chiba Bank Ltd. (The)	778,800	3,851,848
Chugoku Bank Ltd. (The)	201,600	1,762,558
Concordia Financial Group Ltd.	1,283,000	4,517,875
Fukuoka Financial Group, Inc.	197,500	3,616,706
Gunma Bank Ltd. (The)	439,000	1,512,400
Hachijuni Bank Ltd. (The)	525,900	1,981,769
Iyo Bank Ltd. (The)	333,800	1,622,304
Kansai Mirai Financial Group, Inc.	106,700	716,599
Kyushu Financial Group, Inc.	477,000	1,810,302
Mebuki Financial Group, Inc.	1,097,100	2,707,063
Mitsubishi UFJ Financial Group, Inc.	13,433,500	66,348,114
Mizuho Financial Group, Inc.	26,277,600	37,296,362
Resona Holdings, Inc.	2,284,900	9,314,749
Seven Bank Ltd.	761,800	2,061,000
Shinsei Bank Ltd.	200,700	3,031,567
Shizuoka Bank Ltd. (The)	572,700	3,959,773
Sumitomo Mitsui Financial Group, Inc.	1,448,000	50,636,274
Sumitomo Mitsui Trust Holdings, Inc.	403,600	13,794,388
Yamaguchi Financial Group, Inc.	256,000	1,787,285

		218,169,858

Beverages — 1.3%
Asahi Group Holdings Ltd.	460,400	19,942,204
Coca-Cola Bottlers Japan Holdings, Inc.(a)	161,900	3,985,158
Kirin Holdings Co. Ltd.	945,700	20,510,594
Suntory Beverage & Food Ltd.	131,000	5,197,873

		49,635,829

Biotechnology — 0.1%
PeptiDream, Inc.*	97,400	5,418,096

Building Products — 1.5%
AGC, Inc.	235,100	7,201,104
Daikin Industries Ltd.	303,200	37,632,218
LIXIL Group Corp.	300,100	5,190,845
TOTO Ltd.	164,300	6,578,766

		56,602,933

Capital Markets — 0.8%
Daiwa Securities Group, Inc.	1,673,800	7,216,651
Japan Exchange Group, Inc.	554,900	8,132,338
Matsui Securities Co. Ltd.	125,600	1,042,681
Nomura Holdings, Inc.	3,362,000	10,806,192
SBI Holdings, Inc.	244,200	5,552,123

		32,749,985

Chemicals — 4.4%
Air Water, Inc.	195,200	3,190,144
Asahi Kasei Corp.	1,451,400	14,764,928
Daicel Corp.	341,900	2,893,181
DIC Corp.	91,900	2,479,428
Hitachi Chemical Co. Ltd.(a)	105,300	2,879,460
JSR Corp.	209,800	3,464,827
Kaneka Corp.	66,300	2,461,555
Kansai Paint Co. Ltd.	267,800	5,288,195
Kuraray Co. Ltd.	366,300	4,332,156
Mitsubishi Chemical Holdings Corp.	1,558,900	11,067,419
Mitsubishi Gas Chemical Co., Inc.	216,900	2,886,391
Mitsui Chemicals, Inc.	210,800	4,820,432
Nippon Paint Holdings Co. Ltd.	204,800	8,910,900
Nippon Shokubai Co. Ltd.	36,400	2,362,539
Nissan Chemical Corp.	153,200	6,699,638
Nitto Denko Corp.	164,400	8,096,680
Shin-Etsu Chemical Co. Ltd.	420,500	42,813,584
Showa Denko KK	146,900	3,940,930
Sumitomo Chemical Co. Ltd.	1,711,200	7,803,448
Taiyo Nippon Sanso Corp.	218,400	4,478,117
Teijin Ltd.	204,300	3,534,529
Toray Industries, Inc.	1,688,400	11,615,310
Tosoh Corp.	335,100	4,696,720
Ube Industries Ltd.	110,100	2,292,334

		167,772,845

Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	311,900	6,541,964
Park24 Co. Ltd.	119,900	2,591,440
Secom Co. Ltd.	222,100	17,406,207
Sohgo Security Services Co. Ltd.	89,600	4,343,482
Toppan Printing Co. Ltd.	348,600	5,666,099

		36,549,192

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Construction & Engineering — 0.9%
JGC Corp.	267,900	3,487,895
Kajima Corp.	519,600	6,682,516
Kinden Corp.	147,500	2,231,313
Obayashi Corp.	746,900	7,073,913
Shimizu Corp.	748,100	6,020,209
Taisei Corp.	232,000	8,004,170

		33,500,016

Construction Materials — 0.1%
Taiheiyo Cement Corp.	131,600	3,696,031

Consumer Finance — 0.2%
Acom Co. Ltd.	476,600	1,683,573
AEON Financial Service Co. Ltd.	118,900	1,918,135
Credit Saison Co. Ltd.	168,200	2,044,836
Hitachi Capital Corp.	52,300	1,071,065
Orient Corp.(a)	584,700	684,256

		7,401,865

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	167,300	2,920,474

Diversified Consumer Services — 0.0%(b)
Benesse Holdings, Inc.	85,700	2,005,792

Diversified Financial Services — 0.6%
Mitsubishi UFJ Lease & Finance Co. Ltd.	553,700	2,934,176
ORIX Corp.	1,370,600	19,561,118
Tokyo Century Corp.	55,500	2,294,095

		24,789,389

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	666,300	30,070,844

Electric Utilities — 1.1%
Chubu Electric Power Co., Inc.	745,500	10,523,752
Chugoku Electric Power Co., Inc. (The)(a)	321,900	4,017,073
Kansai Electric Power Co., Inc. (The)	835,700	10,320,550
Kyushu Electric Power Co., Inc.	495,600	4,924,434
Shikoku Electric Power Co., Inc.	213,700	2,010,097
Tohoku Electric Power Co., Inc.	520,200	5,205,032
Tokyo Electric Power Co. Holdings, Inc.*	827,000	3,978,170

		40,979,108

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	154,500	4,719,957
Furukawa Electric Co. Ltd.	73,300	1,965,946
Mabuchi Motor Co. Ltd.	61,400	2,119,766
Mitsubishi Electric Corp.	2,221,800	29,018,336
Nidec Corp.	284,100	37,988,692

		75,812,697

Electronic Equipment, Instruments & Components — 5.4%
Alps Alpine Co. Ltd.	205,900	3,748,270
Canon Marketing Japan, Inc.	55,500	1,063,068
Citizen Watch Co. Ltd.	330,500	1,644,721
Hamamatsu Photonics KK	149,900	5,558,999
Hirose Electric Co. Ltd.	32,100	3,363,191
Hitachi High-Technologies Corp.	68,800	3,466,634
Hitachi Ltd.	1,001,000	35,490,276
Ibiden Co. Ltd.	137,500	2,451,412
Keyence Corp.	96,700	55,491,212
Kyocera Corp.	371,400	22,635,833
Murata Manufacturing Co. Ltd.	664,600	30,432,810
Nippon Electric Glass Co. Ltd.	89,000	1,990,338
Omron Corp.	221,300	10,528,663
Shimadzu Corp.	285,200	6,847,863
TDK Corp.	134,000	10,288,171
Yaskawa Electric Corp.	275,600	9,120,123
Yokogawa Electric Corp.	246,700	4,415,145

		208,536,729

Entertainment — 1.7%
DeNA Co. Ltd.	111,000	2,117,045
GungHo Online Entertainment, Inc.	48,850	1,288,907
Konami Holdings Corp.	106,700	4,527,270
Nexon Co. Ltd.*	472,700	7,482,123
Nintendo Co. Ltd.	115,900	42,638,791
Square Enix Holdings Co. Ltd.	91,300	3,114,216
Toho Co. Ltd.	146,400	5,684,286

		66,852,638

Equity Real Estate Investment Trusts (REITs) — 1.7%
Advance Residence Investment Corp.(a)	1,386	4,289,859
Daiwa House REIT Investment Corp.	1,935	4,735,996
GLP J	3,944	4,401,154
Japan Prime Realty Investment Corp.	953	4,212,822
Japan Real Estate Investment Corp.	1,430	8,944,881
Japan Retail Fund Investment Corp.	2,706	5,451,857
Nippon Building Fund, Inc.	1,458	10,233,682
Nippon Prologis REIT, Inc.	2,415	5,806,412
Nomura Real Estate Master Fund, Inc.	4,684	7,441,938
Orix JREIT, Inc.	2,849	5,529,555
United Urban Investment Corp.	3,141	5,314,203

		66,362,359

Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	902,200	15,611,873
Cosmos Pharmaceutical Corp.	10,700	1,970,303
FamilyMart UNY Holdings Co. Ltd.	319,700	6,825,523
Lawson, Inc.	52,600	2,628,503
Matsumotokiyoshi Holdings Co. Ltd.	89,900	2,992,493
Seven & i Holdings Co. Ltd.	825,300	28,165,800
Sundrug Co. Ltd.	61,400	1,697,657
Tsuruha Holdings, Inc.	39,700	4,041,124
Welcia Holdings Co. Ltd.	51,500	2,392,966

		66,326,242

Food Products — 1.8%
Ajinomoto Co., Inc.	568,100	10,179,475
Calbee, Inc.	113,700	3,207,643
Ezaki Glico Co. Ltd.	60,100	2,609,382
Kewpie Corp.	123,800	2,801,460
Kikkoman Corp.	182,300	8,287,904
MEIJI Holdings Co. Ltd.	149,700	10,395,907
NH Foods Ltd.	106,300	3,942,441
Nisshin Seifun Group, Inc.	270,600	5,113,896
Nissin Foods Holdings Co. Ltd.	81,800	5,077,434
Toyo Suisan Kaisha Ltd.	105,700	4,250,530
Yakult Honsha Co. Ltd.	166,400	9,381,602
Yamazaki Baking Co. Ltd.	185,500	2,816,876

		68,064,550

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	431,200	7,921,403
Toho Gas Co. Ltd.	103,100	3,920,371
Tokyo Gas Co. Ltd.	411,200	10,264,246

		22,106,020

Health Care Equipment & Supplies — 2.2%
Asahi Intecc Co. Ltd.	255,700	6,681,777
Hoya Corp.	394,600	30,258,702
Olympus Corp.	1,347,800	14,694,905
Sysmex Corp.	162,400	11,790,745
Terumo Corp.	691,400	20,123,445

		83,549,574

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	223,500	5,388,577
Medipal Holdings Corp.	209,200	4,443,765
Suzuken Co. Ltd.	91,900	5,064,336

		14,896,678

Health Care Technology — 0.2%
M3, Inc.	442,000	8,904,317

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.	69,200	3,107,265
Oriental Land Co. Ltd.	233,000	30,743,291

		33,850,556

Household Durables — 3.5%
Casio Computer Co. Ltd.	240,800	2,747,119
Haseko Corp.	309,400	3,351,635
Iida Group Holdings Co. Ltd.	190,300	3,121,414
Nikon Corp.	413,500	5,582,954
Panasonic Corp.	2,411,700	20,335,861
Rinnai Corp.	42,500	2,864,107
Sekisui Chemical Co. Ltd.	448,300	6,626,343
Sekisui House Ltd.(a)	671,200	11,285,143
Sharp Corp.	192,600	2,415,706
Sony Corp.	1,314,200	74,743,697

		133,073,979

Household Products — 0.6%
Lion Corp.	309,300	6,071,755
Pigeon Corp.(a)	125,900	4,590,927
Unicharm Corp.	417,600	11,814,365

		22,477,047

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	178,800	4,002,644

Industrial Conglomerates — 0.6%
Keihan Holdings Co. Ltd.	111,400	4,515,132
Toshiba Corp.	562,700	17,953,912

		22,469,044

Insurance — 3.0%
Dai-ichi Life Holdings, Inc.	1,239,800	18,226,371
Japan Post Holdings Co. Ltd.	1,536,700	15,063,536
Japan Post Insurance Co. Ltd.	29,500	492,007
MS&AD Insurance Group Holdings, Inc.	521,600	17,097,305
Sompo Holdings, Inc.	386,200	15,993,697
Sony Financial Holdings, Inc.	166,000	4,021,671
T&D Holdings, Inc.	643,800	7,229,774
Tokio Marine Holdings, Inc.	734,500	38,988,023

		117,112,384

Interactive Media & Services — 0.3%
Kakaku.com, Inc.	136,400	2,833,188
LINE Corp.*	67,700	2,152,494
Yahoo Japan Corp.	2,728,500	7,991,586

		12,977,268

Internet & Direct Marketing Retail — 0.3%
Mercari, Inc.*	46,200	1,231,601
Rakuten, Inc.	846,200	8,630,570
ZOZO, Inc.	199,600	3,763,726

		13,625,897

IT Services — 1.4%
Fujitsu Ltd.	214,200	16,715,829
GMO Payment Gateway, Inc.	35,500	2,564,844
Itochu Techno-Solutions Corp.	98,400	2,522,487
Nomura Research Institute Ltd.	413,500	7,321,328
NTT Data Corp.	667,800	8,768,416
Obic Co. Ltd.	69,400	7,394,596
Otsuka Corp.	114,100	4,499,191
SCSK Corp.	53,400	2,535,255

		52,321,946

Leisure Products — 1.0%
Bandai Namco Holdings, Inc.(a)	229,400	12,332,384
Sankyo Co. Ltd.	46,900	1,614,622
Sega Sammy Holdings, Inc.	191,100	2,449,714
Shimano, Inc.	88,300	12,466,132
Yamaha Corp.	172,500	8,132,065

		36,994,917

Machinery — 5.1%
Amada Holdings Co. Ltd.	379,400	4,171,355
Daifuku Co. Ltd.	131,000	7,164,819
FANUC Corp.	200,700	35,669,698
Harmonic Drive Systems, Inc.	41,700	1,570,535
Hino Motors Ltd.	296,100	2,375,398
Hitachi Construction Machinery Co. Ltd.	109,400	2,565,598
Hoshizaki Corp.	56,700	4,005,807
IHI Corp.	159,800	3,807,804
JTEKT Corp.	254,700	3,019,876
Kawasaki Heavy Industries Ltd.	173,200	3,768,458
Komatsu Ltd.	1,006,400	22,503,516
Kubota Corp.	1,211,900	18,694,190
Kurita Water Industries Ltd.	110,800	2,797,197
Makita Corp.	289,800	9,555,270
MINEBEA MITSUMI, Inc.	441,800	7,540,417
MISUMI Group, Inc.	293,600	6,588,833
Mitsubishi Heavy Industries Ltd.	349,000	14,396,659
Nabtesco Corp.	128,900	3,472,501
NGK Insulators Ltd.	288,500	4,290,796
NSK Ltd.	490,800	4,149,891
SMC Corp.	70,000	25,365,357
Sumitomo Heavy Industries Ltd.	126,700	4,084,632
THK Co. Ltd.	126,900	3,198,161

		194,756,768

Marine — 0.1%
Mitsui OSK Lines Ltd.	124,400	3,051,039
Nippon Yusen KK	175,000	2,915,589

		5,966,628

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Media — 0.5%
CyberAgent, Inc.	104,300	4,185,003
Dentsu, Inc.	253,700	8,386,316
Fuji Media Holdings, Inc.	48,000	624,518
Hakuhodo DY Holdings, Inc.	313,700	4,919,938
Nippon Television Holdings, Inc.	53,900	741,944
Tokyo Broadcasting System Holdings, Inc.	36,300	615,330

		19,473,049

Metals & Mining — 1.1%
Daido Steel Co. Ltd.	40,800	1,549,054
Hitachi Metals Ltd.	207,900	2,185,725
JFE Holdings, Inc.	599,500	7,925,983
Kobe Steel Ltd.	375,700	2,410,599
Maruichi Steel Tube Ltd.	82,400	2,169,352
Mitsubishi Materials Corp.	135,200	3,718,758
Nippon Steel Corp.	953,600	14,940,190
Sumitomo Metal Mining Co. Ltd.	283,500	8,052,540
Yamato Kogyo Co. Ltd.	49,200	1,272,767

		44,224,968

Multiline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	408,400	3,246,739
Izumi Co. Ltd.	48,500	1,819,242
J Front Retailing Co. Ltd.	279,500	3,281,268
Marui Group Co. Ltd.	218,700	4,724,991
Pan Pacific International Holdings Corp.	143,900	9,206,021
Ryohin Keikaku Co. Ltd.	27,600	4,899,085
Seria Co. Ltd.	46,000	1,075,469
Takashimaya Co. Ltd.(a)	182,600	2,094,575

		30,347,390

Oil, Gas & Consumable Fuels — 0.9%
Idemitsu Kosan Co. Ltd.	259,252	7,144,311
Inpex Corp.	1,119,700	9,820,170
JXTG Holdings, Inc.	3,506,700	16,501,937

		33,466,418

Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,049,900	5,429,304

Personal Products — 2.1%
Kao Corp.	505,400	36,884,482
Kobayashi Pharmaceutical Co. Ltd.	57,500	4,102,350
Kose Corp.	33,500	5,710,497
Pola Orbis Holdings, Inc.	87,300	2,194,000
Shiseido Co. Ltd.	414,000	30,464,012

		79,355,341

Pharmaceuticals — 6.0%
Astellas Pharma, Inc.	1,954,500	27,698,989
Chugai Pharmaceutical Co. Ltd.	219,900	15,733,195
Daiichi Sankyo Co. Ltd.	631,000	38,344,037
Eisai Co. Ltd.	306,800	16,581,845
Hisamitsu Pharmaceutical Co., Inc.	86,200	3,464,263
Kyowa Kirin Co. Ltd.	250,500	4,128,497
Mitsubishi Tanabe Pharma Corp.	254,500	2,873,278
Nippon Shinyaku Co. Ltd.	63,000	4,539,822
Ono Pharmaceutical Co. Ltd.	534,400	9,695,714
Otsuka Holdings Co. Ltd.	577,500	21,237,546
Santen Pharmaceutical Co. Ltd.	413,900	6,669,803
Shionogi & Co. Ltd.	298,400	16,520,919
Sumitomo Dainippon Pharma Co. Ltd.	176,000	3,232,178
Taisho Pharmaceutical Holdings Co. Ltd.	54,500	4,155,645
Takeda Pharmaceutical Co. Ltd.	1,570,900	54,063,951
Tsumura & Co.	71,700	1,975,779

		230,915,461

Professional Services — 1.6%
Nihon M&A Center, Inc.	140,500	3,770,397
Persol Holdings Co. Ltd.	195,800	4,735,806
Recruit Holdings Co. Ltd.	1,632,000	55,263,563

		63,769,766

Real Estate Management & Development — 2.9%
Aeon Mall Co. Ltd.	104,700	1,607,328
Daito Trust Construction Co. Ltd.	78,200	10,084,146
Daiwa House Industry Co. Ltd.	689,400	19,600,850
Hulic Co. Ltd.	505,700	4,344,151
Mitsubishi Estate Co. Ltd.	1,439,700	26,500,481
Mitsui Fudosan Co. Ltd.	1,025,900	23,158,856
Nomura Real Estate Holdings, Inc.	126,900	2,569,723
Sumitomo Realty & Development Co. Ltd.	493,000	17,938,763
Tokyo Tatemono Co. Ltd.	223,100	2,603,146
Tokyu Fudosan Holdings Corp.	593,400	3,432,868

		111,840,312

Road & Rail — 4.7%
Central Japan Railway Co.	213,100	42,835,821
East Japan Railway Co.	394,900	36,202,472
Hankyu Hanshin Holdings, Inc.	263,700	9,258,069
Keikyu Corp.	284,600	4,782,879
Keio Corp.	126,300	7,815,170
Keisei Electric Railway Co. Ltd.	178,200	6,550,180
Kintetsu Group Holdings Co. Ltd.	197,100	9,345,139
Kyushu Railway Co.	165,100	4,704,046
Nagoya Railroad Co. Ltd.	202,900	5,585,762
Nankai Electric Railway Co. Ltd.	117,300	2,810,380
Nippon Express Co. Ltd.	86,800	4,892,097
Odakyu Electric Railway Co. Ltd.	350,700	7,829,764
Seibu Holdings, Inc.	288,100	4,529,661
Tobu Railway Co. Ltd.	218,500	6,212,269
Tokyu Corp.	588,600	10,306,886
West Japan Railway Co.	199,400	16,322,319

		179,982,914

Semiconductors & Semiconductor Equipment — 1.5%
Advantest Corp.	185,600	7,147,247
Disco Corp.	30,800	5,652,632
Renesas Electronics Corp.*	766,600	4,505,513
Rohm Co. Ltd.	97,800	6,815,900
SUMCO Corp.	239,400	3,137,553
Tokyo Electron Ltd.	170,900	28,945,756

		56,204,601

Software — 0.2%
Oracle Corp.	34,600	2,872,838
Trend Micro, Inc.	125,000	5,450,243

		8,323,081

Specialty Retail — 1.8%
ABC-Mart, Inc.	32,700	2,066,714
Fast Retailing Co. Ltd.	65,500	39,288,512
Hikari Tsushin, Inc.	24,200	5,335,541
K’s Holdings Corp.	225,100	2,052,479

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
Nitori Holdings Co. Ltd.	91,200	12,299,750
Shimamura Co. Ltd.	25,800	1,824,290
USS Co. Ltd.	228,500	4,524,985
Yamada Denki Co. Ltd.	776,200	3,423,792

		70,816,063

Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	271,200	4,801,720
Canon, Inc.	1,117,800	30,316,133
FUJIFILM Holdings Corp.	447,100	21,191,840
Konica Minolta, Inc.	517,600	4,289,435
NEC Corp.	269,300	11,008,787
Ricoh Co. Ltd.	770,800	7,060,034
Seiko Epson Corp.	329,800	4,853,219

		83,521,168

Textiles, Apparel & Luxury Goods — 0.0%(b)
Asics Corp.	196,300	2,103,354

Tobacco — 0.7%
Japan Tobacco, Inc.	1,158,900	25,534,892

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	1,525,400	29,044,734
Marubeni Corp.	1,798,200	11,656,961
Mitsubishi Corp.	1,645,700	44,190,815
Mitsui & Co. Ltd.	1,802,800	29,307,888
MonotaRO Co. Ltd.	142,300	3,106,482
Sojitz Corp.	1,159,900	3,623,864
Sumitomo Corp.	1,294,000	19,201,246
Toyota Tsusho Corp.	244,800	7,085,969

		147,217,959

Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.	75,300	3,113,451
Kamigumi Co. Ltd.	125,100	2,875,939
Mitsubishi Logistics Corp.	85,200	2,265,894

		8,255,284

Wireless Telecommunication Services — 4.7%
KDDI Corp.	1,682,000	43,885,899
NTT DOCOMO, Inc.	1,099,800	26,370,338
Softbank Corp.	1,684,600	22,698,590
SoftBank Group Corp.	1,706,600	87,135,844

		180,090,671

TOTAL COMMON STOCKS (Cost $3,979,134,792)		3,842,405,442

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(c)(d)	25,001,700	25,004,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(c)(d)	7,685,772	7,685,772

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $32,690,772)		32,689,972

Total Investments — 100.7% (Cost $4,011,825,564)		3,875,095,414
Liabilities in Excess of Other Assets — (0.7)%		(25,869,658)

Net Assets — 100.0%		3,849,225,756

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $30,873,632.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Automobiles	7.7%
Pharmaceuticals	6.0
Banks	5.6
Electronic Equipment, Instruments & Components	5.4
Machinery	5.0
Wireless Telecommunication Services	4.6
Road & Rail	4.6
Chemicals	4.3
Trading Companies & Distributors	3.8
Household Durables	3.4
Insurance	3.0
Real Estate Management & Development	2.9
Auto Components	2.5
Technology Hardware, Storage & Peripherals	2.2
Health Care Equipment & Supplies	2.2
Personal Products	2.0
Electrical Equipment	2.0
Specialty Retail	1.8
Food Products	1.8
Entertainment	1.7
Food & Staples Retailing	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Professional Services	1.6
Building Products	1.5
Semiconductors & Semiconductor Equipment	1.5
IT Services	1.4
Beverages	1.3
Metals & Mining	1.1
Electric Utilities	1.1
Leisure Products	1.0
Others (each less than 1.0%)	13.6

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	47	09/2019	JPY	6,735,270	56,234

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks(a)	$4,401,154	$3,838,004,288	$—	$3,842,405,442
Investment of cash collateral from securities loaned	32,689,972	—	—	32,689,972

Total Investments in Securities	$37,091,126	$3,838,004,288	$—	$3,875,095,414

Appreciation in Other Financial Instruments
Futures Contracts	$56,234	$—	$—	$56,234

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$12,999,800	$407,000,000	$395,000,000	$5,000	$(600)	$25,004,200	25,001,700	$623,352	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	6,499,769	235,841,822	234,655,819	—	—	7,685,772	7,685,772	190,200	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	288,800	16,223,341	16,512,141	—	—	—	—	3,955	—

Total	$19,788,369	$659,065,163	$646,167,960	$5,000	$(600)	$32,689,972		$817,507	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 2.5%
Arconic, Inc.	492	12,320
Boeing Co. (The)	645	220,061
General Dynamics Corp.	335	62,290
HEICO Corp.	51	6,974
HEICO Corp., Class A	88	9,274
Huntington Ingalls Industries, Inc.	51	11,643
L3Harris Technologies, Inc.	273	56,675
Lockheed Martin Corp.	303	109,738
Northrop Grumman Corp.	209	72,224
Raytheon Co.	343	62,525
Spirit AeroSystems Holdings, Inc., Class A	128	9,836
Textron, Inc.	287	14,149
TransDigm Group, Inc.*	60	29,126
United Technologies Corp.	1,000	133,600

		810,435

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	168	14,067
Expeditors International of Washington, Inc.	212	16,186
FedEx Corp.	296	50,477
United Parcel Service, Inc., Class B	860	102,744
XPO Logistics, Inc.*	113	7,625

		191,099

Airlines — 0.4%
Alaska Air Group, Inc.	152	9,631
American Airlines Group, Inc.	488	14,889
Delta Air Lines, Inc.	735	44,864
Southwest Airlines Co.	603	31,073
United Airlines Holdings, Inc.*	273	25,091

		125,548

Auto Components — 0.2%
Aptiv plc	318	27,873
Autoliv, Inc. (Sweden)	107	7,720
BorgWarner, Inc.	256	9,677
Goodyear Tire & Rubber Co. (The)	287	3,940
Lear Corp.	77	9,762

		58,972

Automobiles — 0.5%
Ford Motor Co.	4,832	46,049
General Motors Co.	1,627	65,633
Harley-Davidson, Inc.	196	7,013
Tesla, Inc.*	170	41,074

		159,769

Banks — 5.3%
Bank of America Corp.	10,905	334,565
BB&T Corp.	945	48,696
CIT Group, Inc.	119	6,015
Citigroup, Inc.	2,852	202,948
Citizens Financial Group, Inc.	565	21,052
Comerica, Inc.	190	13,908
East West Bancorp, Inc.	180	8,642
Fifth Third Bancorp	897	26,632
First Republic Bank	203	20,170
Huntington Bancshares, Inc.	1,290	18,383
JPMorgan Chase & Co.(a)	4,000	464,000
KeyCorp	1,243	22,834
M&T Bank Corp.	168	27,594
PNC Financial Services Group, Inc. (The)	557	79,595
Regions Financial Corp.	1,249	19,897
SunTrust Banks, Inc.	547	36,430
SVB Financial Group*	65	15,078
US Bancorp	1,846	105,499
Wells Fargo & Co.	4,988	241,469
Zions Bancorp NA	225	10,141

		1,723,548

Beverages — 1.8%
Brown-Forman Corp., Class A	77	4,109
Brown-Forman Corp., Class B	205	11,236
Coca-Cola Co. (The)	4,735	249,203
Constellation Brands, Inc., Class A	206	40,545
Keurig Dr Pepper, Inc.	226	6,360
Molson Coors Brewing Co., Class B	232	12,526
Monster Beverage Corp.*	483	31,139
PepsiCo, Inc.	1,729	220,983

		576,101

Biotechnology — 2.2%
AbbVie, Inc.	1,823	121,448
Alexion Pharmaceuticals, Inc.*	277	31,381
Alkermes plc*	193	4,470
Alnylam Pharmaceuticals, Inc.*	117	9,078
Amgen, Inc.	752	140,308
Biogen, Inc.*	239	56,839
BioMarin Pharmaceutical, Inc.*	221	17,530
Celgene Corp.*	870	79,918
Exact Sciences Corp.*	159	18,303
Gilead Sciences, Inc.	1,568	102,735
Incyte Corp.*	219	18,598
Neurocrine Biosciences, Inc.*	113	10,892
Regeneron Pharmaceuticals, Inc.*	97	29,562
Seattle Genetics, Inc.*	133	10,069
Vertex Pharmaceuticals, Inc.*	316	52,652

		703,783

Building Products — 0.3%
Fortune Brands Home & Security, Inc.	172	9,450
Johnson Controls International plc	981	41,633
Lennox International, Inc.	44	11,285
Masco Corp.	362	14,759
Owens Corning	134	7,772

		84,899

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	63	5,405
Ameriprise Financial, Inc.	165	24,009
Bank of New York Mellon Corp. (The)	1,086	50,955
BlackRock, Inc.	147	68,749
Charles Schwab Corp. (The)	1,465	63,317
CME Group, Inc.	441	85,739
E*TRADE Financial Corp.	302	14,735
Franklin Resources, Inc.	363	11,845
Goldman Sachs Group, Inc. (The)	420	92,455
Intercontinental Exchange, Inc.	695	61,063
Invesco Ltd.	494	9,480
KKR & Co., Inc., Class A	671	17,949
Moody’s Corp.	203	43,511
Morgan Stanley	1,577	70,271
MSCI, Inc.	104	23,633

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Capital Markets — continued
Nasdaq, Inc.	143	13,781
Northern Trust Corp.	268	26,264
Raymond James Financial, Inc.	156	12,584
S&P Global, Inc.	303	74,220
SEI Investments Co.	158	9,415
State Street Corp.	460	26,721
T. Rowe Price Group, Inc.	292	33,110
TD Ameritrade Holding Corp.	328	16,761

		855,972

Chemicals — 1.9%
Air Products & Chemicals, Inc.	271	61,861
Albemarle Corp.	131	9,558
Ashland Global Holdings, Inc.	77	6,120
Axalta Coating Systems Ltd.*	257	7,615
Celanese Corp.	156	17,499
CF Industries Holdings, Inc.	273	13,530
Chemours Co. (The)	202	3,852
Dow, Inc.	923	44,710
DuPont de Nemours, Inc.	923	66,604
Eastman Chemical Co.	171	12,885
Ecolab, Inc.	313	63,141
FMC Corp.	162	14,000
International Flavors & Fragrances, Inc.	125	17,999
Linde plc (United Kingdom)	669	127,966
LyondellBasell Industries NV, Class A	339	28,371
Mosaic Co. (The)	438	11,033
PPG Industries, Inc.	291	34,160
Sherwin-Williams Co. (The)	100	51,304
Westlake Chemical Corp.	45	3,041
WR Grace & Co.	83	5,628

		600,877

Commercial Services & Supplies — 0.4%
Cintas Corp.	104	27,086
Copart, Inc.*	249	19,305
Republic Services, Inc.	266	23,581
Rollins, Inc.	182	6,102
Stericycle, Inc.*	106	4,872
Waste Management, Inc.	482	56,394

		137,340

Communications Equipment — 1.1%
Arista Networks, Inc.*	65	17,774
Cisco Systems, Inc.	5,279	292,457
F5 Networks, Inc.*	74	10,857
Juniper Networks, Inc.	425	11,483
Motorola Solutions, Inc.	203	33,690
Ubiquiti Networks, Inc.	24	3,090

		369,351

Construction & Engineering — 0.1%
Fluor Corp.	173	5,624
Jacobs Engineering Group, Inc.	142	11,716
Quanta Services, Inc.	175	6,549

		23,889

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	77	19,077
Vulcan Materials Co.	163	22,551

		41,628

Consumer Finance — 0.7%
Ally Financial, Inc.	490	16,126
American Express Co.	844	104,968
Capital One Financial Corp.	579	53,511
Discover Financial Services	399	35,806
Santander Consumer USA Holdings, Inc.	139	3,741
Synchrony Financial	782	28,058

		242,210

Containers & Packaging — 0.3%
Avery Dennison Corp.	104	11,946
Ball Corp.	413	29,521
Crown Holdings, Inc.*	167	10,690
International Paper Co.	490	21,516
Packaging Corp. of America	117	11,813
Sealed Air Corp.	192	8,024
Westrock Co.	317	11,428

		104,938

Distributors — 0.1%
Genuine Parts Co.	180	17,482
LKQ Corp.*	387	10,422

		27,904

Diversified Consumer Services — 0.0%(b)
H&R Block, Inc.	251	6,950

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	309	6,946
Berkshire Hathaway, Inc., Class B*	2,390	490,978
Jefferies Financial Group, Inc.	312	6,655
Voya Financial, Inc.	178	9,998

		514,577

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	9,000	306,450
CenturyLink, Inc.	1,183	14,302
Verizon Communications, Inc.	5,100	281,877
Zayo Group Holdings, Inc.*	250	8,433

		611,062

Electric Utilities — 1.9%
Alliant Energy Corp.	291	14,416
American Electric Power Co., Inc.	608	53,388
Avangrid, Inc.	69	3,488
Duke Energy Corp.	898	77,875
Edison International	402	29,965
Entergy Corp.	234	24,715
Evergy, Inc.	301	18,208
Eversource Energy	396	30,041
Exelon Corp.	1,197	53,937
FirstEnergy Corp.	623	27,393
NextEra Energy, Inc.	591	122,437
OGE Energy Corp.	247	10,609
Pinnacle West Capital Corp.	138	12,588
PPL Corp.	890	26,371
Southern Co. (The)	1,284	72,161
Xcel Energy, Inc.	635	37,852

		615,444

Electrical Equipment — 0.5%
Acuity Brands, Inc.	49	6,577
AMETEK, Inc.	281	25,180
Eaton Corp. plc	522	42,903
Emerson Electric Co.	758	49,179
Hubbell, Inc.	67	8,702
Rockwell Automation, Inc.	146	23,474

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Electrical Equipment — continued
Sensata Technologies Holding plc*	199	9,439

		165,454

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	368	34,342
CDW Corp.	180	21,269
Cognex Corp.	211	9,286
Corning, Inc.	968	29,766
Flex Ltd.*	634	7,069
IPG Photonics Corp.*	44	5,764
Keysight Technologies, Inc.*	232	20,769
TE Connectivity Ltd.	415	38,346
Trimble, Inc.*	310	13,100
Zebra Technologies Corp., Class A*	67	14,130

		193,841

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	635	16,123
Halliburton Co.	1,078	24,794
Helmerich & Payne, Inc.	136	6,756
National Oilwell Varco, Inc.	476	11,338
Schlumberger Ltd.	1,708	68,269
Transocean Ltd.*	626	3,806

		131,086

Entertainment — 1.9%
Activision Blizzard, Inc.	945	46,059
Electronic Arts, Inc.*	366	33,855
Live Nation Entertainment, Inc.*	172	12,394
Netflix, Inc.*	539	174,092
Take-Two Interactive Software, Inc.*	139	17,030
Viacom, Inc., Class A	11	385
Viacom, Inc., Class B	436	13,233
Walt Disney Co. (The)	2,153	307,900

		604,948

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	139	20,344
American Tower Corp.	545	115,333
AvalonBay Communities, Inc.	172	35,912
Boston Properties, Inc.	191	25,393
Crown Castle International Corp.	513	68,362
Digital Realty Trust, Inc.	257	29,391
Duke Realty Corp.	443	14,765
Equinix, Inc.	104	52,218
Equity Residential	457	36,053
Essex Property Trust, Inc.	81	24,480
Extra Space Storage, Inc.	157	17,645
Federal Realty Investment Trust	92	12,145
HCP, Inc.	589	18,807
Host Hotels & Resorts, Inc.	914	15,894
Invitation Homes, Inc.	518	14,230
Iron Mountain, Inc.	354	10,411
Kimco Realty Corp.	520	9,989
Macerich Co. (The)	131	4,330
Mid-America Apartment Communities, Inc.	141	16,615
Prologis, Inc.	778	62,715
Public Storage	185	44,911
Realty Income Corp.	388	26,854
Regency Centers Corp.	206	13,740
SBA Communications Corp.*	140	34,357
Simon Property Group, Inc.	381	61,798
SL Green Realty Corp.	104	8,432
Sun Communities, Inc.	111	14,742
UDR, Inc.	348	16,029
Ventas, Inc.	456	30,684
VEREIT, Inc.	1,200	10,944
VICI Properties, Inc.	506	10,798
Vornado Realty Trust	214	13,765
Welltower, Inc.	499	41,477
Weyerhaeuser Co.	918	23,326
WP Carey, Inc.	210	18,173

		975,062

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	542	149,392
Kroger Co. (The)	995	21,054
Sysco Corp.	583	39,976
Walgreens Boots Alliance, Inc.	958	52,201
Walmart, Inc.	1,725	190,406

		453,029

Food Products — 1.1%
Archer-Daniels-Midland Co.	691	28,386
Bunge Ltd.	174	10,167
Campbell Soup Co.	238	9,839
Conagra Brands, Inc.	599	17,293
General Mills, Inc.	738	39,195
Hershey Co. (The)	172	26,099
Hormel Foods Corp.	336	13,773
Ingredion, Inc.	82	6,338
JM Smucker Co. (The)	140	15,567
Kellogg Co.	307	17,873
Kraft Heinz Co. (The)	767	24,552
Lamb Weston Holdings, Inc.	180	12,082
McCormick & Co., Inc. (Non-Voting)	151	23,939
Mondelez International, Inc., Class A	1,776	94,998
Tyson Foods, Inc., Class A	364	28,938

		369,039

Gas Utilities — 0.1%
Atmos Energy Corp.	144	15,702
National Fuel Gas Co.	106	5,061
UGI Corp.	215	10,984

		31,747

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,176	189,530
ABIOMED, Inc.*	56	15,599
Align Technology, Inc.*	90	18,817
Baxter International, Inc.	585	49,123
Becton Dickinson and Co.	333	84,182
Boston Scientific Corp.*	1,715	72,819
Cooper Cos., Inc. (The)	61	20,581
Danaher Corp.	777	109,169
Dentsply Sirona, Inc.	289	15,736
DexCom, Inc.*	112	17,570
Edwards Lifesciences Corp.*	257	54,703
Hologic, Inc.*	331	16,964
IDEXX Laboratories, Inc.*	106	29,897
Intuitive Surgical, Inc.*	142	73,770
Medtronic plc	1,653	168,507
ResMed, Inc.	177	22,780
STERIS plc	104	15,481
Stryker Corp.	382	80,136
Teleflex, Inc.	57	19,365
Varian Medical Systems, Inc.*	112	13,145

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Supplies — continued
Zimmer Biomet Holdings, Inc.	253	34,188

		1,122,062

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	192	16,733
Anthem, Inc.	317	93,391
Cardinal Health, Inc.	368	16,829
Centene Corp.*	510	26,566
Cigna Corp.	468	79,522
CVS Health Corp.	1,602	89,504
DaVita, Inc.*	156	9,337
HCA Healthcare, Inc.	329	43,925
Henry Schein, Inc.*	184	12,243
Humana, Inc.	167	49,557
Laboratory Corp. of America Holdings*	121	20,270
McKesson Corp.	234	32,514
Quest Diagnostics, Inc.	166	16,945
UnitedHealth Group, Inc.	1,172	291,840
Universal Health Services, Inc., Class B	102	15,388
WellCare Health Plans, Inc.*	62	17,809

		832,373

Health Care Technology — 0.2%
Cerner Corp.	401	28,732
Veeva Systems, Inc., Class A*	158	26,212

		54,944

Hotels, Restaurants & Leisure — 2.1%
Aramark	304	11,002
Carnival Corp.	494	23,332
Chipotle Mexican Grill, Inc.*	30	23,866
Darden Restaurants, Inc.	152	18,477
Domino’s Pizza, Inc.	51	12,471
Hilton Worldwide Holdings, Inc.	359	34,661
Las Vegas Sands Corp.	448	27,077
Marriott International, Inc., Class A	341	47,420
McDonald’s Corp.	942	198,498
MGM Resorts International	629	18,883
Norwegian Cruise Line Holdings Ltd.*	266	13,151
Royal Caribbean Cruises Ltd.	212	24,664
Starbucks Corp.	1,494	141,467
Vail Resorts, Inc.	50	12,326
Wyndham Destinations, Inc.	115	5,412
Wynn Resorts Ltd.	119	15,478
Yum! Brands, Inc.	377	42,420

		670,605

Household Durables — 0.3%
DR Horton, Inc.	419	19,245
Garmin Ltd.	150	11,789
Lennar Corp., Class A	352	16,745
Lennar Corp., Class B	20	760
Mohawk Industries, Inc.*	76	9,476
Newell Brands, Inc.	480	6,811
NVR, Inc.*	4	13,377
PulteGroup, Inc.	314	9,894
Whirlpool Corp.	78	11,347

		99,444

Household Products — 1.7%
Church & Dwight Co., Inc.	304	22,934
Clorox Co. (The)	157	25,528
Colgate-Palmolive Co.	1,059	75,973
Kimberly-Clark Corp.	424	57,515
Procter & Gamble Co. (The)	3,093	365,098

		547,048

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	818	13,734
NRG Energy, Inc.	329	11,232
Vistra Energy Corp.	464	9,958

		34,924

Industrial Conglomerates — 1.4%
3M Co.	711	124,226
General Electric Co.	10,754	112,379
Honeywell International, Inc.	897	154,697
Roper Technologies, Inc.	128	46,547

		437,849

Insurance — 2.7%
Aflac, Inc.	919	48,376
Alleghany Corp.*	18	12,343
Allstate Corp. (The)	411	44,141
American Financial Group, Inc.	87	8,907
American International Group, Inc.	1,073	60,077
Aon plc	297	56,207
Arch Capital Group Ltd.*	498	19,268
Arthur J Gallagher & Co.	228	20,618
Brighthouse Financial, Inc.*	143	5,601
Chubb Ltd.	565	86,355
Cincinnati Financial Corp.	187	20,071
Everest Re Group Ltd.	50	12,332
Fidelity National Financial, Inc.	339	14,536
Hartford Financial Services Group, Inc. (The)	446	25,703
Lincoln National Corp.	250	16,335
Loews Corp.	331	17,722
Markel Corp.*	17	18,937
Marsh & McLennan Cos., Inc.	631	62,343
MetLife, Inc.	1,172	57,920
Principal Financial Group, Inc.	319	18,515
Progressive Corp. (The)	720	58,306
Prudential Financial, Inc.	501	50,756
Reinsurance Group of America, Inc.	77	12,006
Torchmark Corp.	125	11,415
Travelers Cos., Inc. (The)	323	47,358
Unum Group	261	8,339
Willis Towers Watson plc	159	31,040
WR Berkley Corp.	178	12,352

		857,879

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A*	369	449,516
Alphabet, Inc., Class C*	378	459,905
Facebook, Inc., Class A*	2,963	575,503
IAC/InterActiveCorp*	97	23,188
Snap, Inc., Class A*	932	15,658
TripAdvisor, Inc.*	128	5,651
Twitter, Inc.*	900	38,079

		1,567,500

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	510	952,058
Booking Holdings, Inc.*	53	99,990
eBay, Inc.	1,010	41,602
Expedia Group, Inc.	171	22,699
MercadoLibre, Inc. (Argentina)*	55	34,178

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Internet & Direct Marketing Retail — continued
Qurate Retail, Inc.*	494	6,985

		1,157,512

IT Services — 5.6%
Accenture plc, Class A	787	151,560
Akamai Technologies, Inc.*	202	17,802
Alliance Data Systems Corp.	56	8,788
Automatic Data Processing, Inc.	537	89,421
Broadridge Financial Solutions, Inc.	143	18,178
Cognizant Technology Solutions Corp., Class A	702	45,728
DXC Technology Co.	331	18,460
Fidelity National Information Services, Inc.	756	100,686
Fiserv, Inc.*	698	73,590
FleetCor Technologies, Inc.*	106	30,122
Gartner, Inc.*	111	15,466
Global Payments, Inc.	193	32,409
GoDaddy, Inc., Class A*	217	15,923
International Business Machines Corp.	1,093	162,026
Jack Henry & Associates, Inc.	95	13,271
Leidos Holdings, Inc.	178	14,614
Mastercard, Inc., Class A	1,108	301,675
Paychex, Inc.	394	32,722
PayPal Holdings, Inc.*	1,449	159,970
Sabre Corp.	339	7,970
Square, Inc., Class A*	390	31,360
Total System Services, Inc.	201	27,280
Twilio, Inc., Class A*	144	20,032
VeriSign, Inc.*	129	27,231
Visa, Inc., Class A	2,144	381,632
Western Union Co. (The)	531	11,151

		1,809,067

Leisure Products — 0.1%
Hasbro, Inc.	143	17,326
Mattel, Inc.*	426	6,220
Polaris Industries, Inc.	71	6,721

		30,267

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	390	27,070
Bio-Rad Laboratories, Inc., Class A*	25	7,873
Illumina, Inc.*	181	54,188
IQVIA Holdings, Inc.*	195	31,038
Mettler-Toledo International, Inc.*	31	23,459
PerkinElmer, Inc.	137	11,798
Thermo Fisher Scientific, Inc.	493	136,896
Waters Corp.*	86	18,108

		310,430

Machinery — 1.5%
Caterpillar, Inc.	705	92,827
Cummins, Inc.	179	29,356
Deere & Co.	391	64,769
Donaldson Co., Inc.	157	7,842
Dover Corp.	179	17,336
Flowserve Corp.	162	8,105
Fortive Corp.	364	27,682
IDEX Corp.	93	15,645
Illinois Tool Works, Inc.	370	57,065
Ingersoll-Rand plc	297	36,727
PACCAR, Inc.	427	29,950
Parker-Hannifin Corp.	158	27,663
Pentair plc	195	7,568
Snap-on, Inc.	68	10,378
Stanley Black & Decker, Inc.	187	27,599
Wabtec Corp.	200	15,536
Xylem, Inc.	222	17,824

		493,872

Media — 1.5%
Altice USA, Inc., Class A*	145	3,743
CBS Corp. (Non-Voting), Class B	434	22,355
Charter Communications, Inc., Class A*	212	81,701
Comcast Corp., Class A	5,586	241,148
Discovery, Inc., Class A*	195	5,910
Discovery, Inc., Class C*	445	12,567
DISH Network Corp., Class A*	285	9,650
Fox Corp., Class A	437	16,309
Fox Corp., Class B	200	7,440
Interpublic Group of Cos., Inc. (The)	477	10,933
Liberty Broadband Corp., Class A*	33	3,240
Liberty Broadband Corp., Class C*	188	18,708
Liberty Media Corp.-Liberty SiriusXM, Class A*	103	4,288
Liberty Media Corp.-Liberty SiriusXM, Class C*	192	8,037
News Corp., Class A	475	6,251
News Corp., Class B	153	2,059
Omnicom Group, Inc.	272	21,820
Sirius XM Holdings, Inc.	1,989	12,451

		488,610

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,789	19,786
Newmont Goldcorp Corp.	1,011	36,922
Nucor Corp.	376	20,447
Southern Copper Corp. (Peru)	105	3,758
Steel Dynamics, Inc.	274	8,634

		89,547

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	661	11,329
Annaly Capital Management, Inc.	1,796	17,152

		28,481

Multiline Retail — 0.5%
Dollar General Corp.	319	42,752
Dollar Tree, Inc.*	293	29,813
Kohl’s Corp.	200	10,772
Macy’s, Inc.	381	8,660
Nordstrom, Inc.	130	4,304
Target Corp.	632	54,605

		150,906

Multi-Utilities — 1.0%
Ameren Corp.	303	22,934
CenterPoint Energy, Inc.	619	17,957
CMS Energy Corp.	350	20,377
Consolidated Edison, Inc.	403	34,239
Dominion Energy, Inc.	989	73,473
DTE Energy Co.	226	28,727
NiSource, Inc.	460	13,657
Public Service Enterprise Group, Inc.	623	35,605
Sempra Energy	338	45,775
WEC Energy Group, Inc.	389	33,244

		325,988

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	619	45,596
Apache Corp.	464	11,331
Cabot Oil & Gas Corp.	522	10,001
Cheniere Energy, Inc.*	273	17,786
Chevron Corp.	2,349	289,185
Cimarex Energy Co.	125	6,334
Concho Resources, Inc.	247	24,127
ConocoPhillips	1,394	82,357
Continental Resources, Inc.*	107	3,977
Devon Energy Corp.	512	13,824
Diamondback Energy, Inc.	191	19,755
EOG Resources, Inc.	716	61,469
EQT Corp.	315	4,760
Exxon Mobil Corp.	5,218	388,010
Hess Corp.	314	20,360
HollyFrontier Corp.	194	9,655
Kinder Morgan, Inc.	2,401	49,509
Marathon Oil Corp.	1,009	14,197
Marathon Petroleum Corp.	817	46,071
Murphy Oil Corp.	201	4,832
Noble Energy, Inc.	590	13,027
Occidental Petroleum Corp.	922	47,354
ONEOK, Inc.	509	35,671
Phillips 66	515	52,818
Pioneer Natural Resources Co.	208	28,712
Targa Resources Corp.	287	11,167
Valero Energy Corp.	515	43,904
Williams Cos., Inc. (The)	1,494	36,812

		1,392,601

Personal Products — 0.2%
Coty, Inc., Class A	371	4,048
Estee Lauder Cos., Inc. (The), Class A	270	49,731
Herbalife Nutrition Ltd.*	125	5,127

		58,906

Pharmaceuticals — 4.2%
Allergan plc	380	60,990
Bristol-Myers Squibb Co.	2,017	89,575
Elanco Animal Health, Inc.*	460	15,162
Eli Lilly & Co.	1,066	116,141
Jazz Pharmaceuticals plc*	70	9,757
Johnson & Johnson	3,274	426,340
Merck & Co., Inc.	3,175	263,493
Mylan NV*	636	13,292
Nektar Therapeutics*	215	6,119
Perrigo Co. plc	154	8,317
Pfizer, Inc.	6,846	265,899
Zoetis, Inc.	590	67,785

		1,342,870

Professional Services — 0.4%
CoStar Group, Inc.*	45	27,693
Equifax, Inc.	149	20,724
IHS Markit Ltd.*	449	28,925
ManpowerGroup, Inc.	74	6,760
Nielsen Holdings plc	438	10,144
TransUnion	231	19,125
Verisk Analytics, Inc.	202	30,647

		144,018

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	386	20,462

Road & Rail — 1.0%
CSX Corp.	948	66,739
JB Hunt Transport Services, Inc.	107	10,954
Kansas City Southern	124	15,344
Lyft, Inc., Class A*	41	2,496
Norfolk Southern Corp.	328	62,687
Old Dominion Freight Line, Inc.	80	13,358
Union Pacific Corp.	873	157,096

		328,674

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	1,094	33,312
Analog Devices, Inc.	456	53,562
Applied Materials, Inc.	1,154	56,973
Broadcom, Inc.	488	141,515
Intel Corp.	5,521	279,086
KLA Corp.	199	27,128
Lam Research Corp.	185	38,593
Marvell Technology Group Ltd.	732	19,222
Maxim Integrated Products, Inc.	336	19,888
Microchip Technology, Inc.	293	27,665
Micron Technology, Inc.*	1,365	61,275
NVIDIA Corp.	751	126,709
Qorvo, Inc.*	147	10,773
QUALCOMM, Inc.	1,499	109,667
Skyworks Solutions, Inc.	213	18,165
Texas Instruments, Inc.	1,157	144,636
Xilinx, Inc.	313	35,748

		1,203,917

Software — 7.0%
Adobe, Inc.*	602	179,914
ANSYS, Inc.*	103	20,921
Autodesk, Inc.*	271	42,322
Cadence Design Systems, Inc.*	347	25,647
CDK Global, Inc.	150	7,780
Citrix Systems, Inc.	154	14,513
Fortinet, Inc.*	179	14,375
Intuit, Inc.	320	88,739
Microsoft Corp.	9,450	1,287,751
Oracle Corp.	2,992	168,450
Palo Alto Networks, Inc.*	118	26,732
Paycom Software, Inc.*	61	14,686
PTC, Inc.*	128	8,676
salesforce.com, Inc.*	958	148,011
ServiceNow, Inc.*	228	63,245
Splunk, Inc.*	185	25,032
SS&C Technologies Holdings, Inc.	268	12,851
Symantec Corp.	762	16,429
Synopsys, Inc.*	185	24,561
Teradata Corp.*	145	5,310
VMware, Inc., Class A	94	16,402
Workday, Inc., Class A*	200	39,996

		2,252,343

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	88	13,256
AutoZone, Inc.*	30	33,691
Best Buy Co., Inc.	287	21,964
Burlington Stores, Inc.*	82	14,822
CarMax, Inc.*	205	17,991
Foot Locker, Inc.	139	5,707
Gap, Inc. (The)	261	5,090
Home Depot, Inc. (The)	1,357	289,977

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
L Brands, Inc.	283	7,344
Lowe’s Cos., Inc.	965	97,851
O’Reilly Automotive, Inc.*	97	36,934
Ross Stores, Inc.	453	48,032
Tiffany & Co.	133	12,491
TJX Cos., Inc. (The)	1,495	81,567
Tractor Supply Co.	149	16,213
Ulta Beauty, Inc.*	69	24,098

		727,028

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	5,390	1,148,286
Dell Technologies, Inc., Class C*	184	10,624
Hewlett Packard Enterprise Co.	1,651	23,725
HP, Inc.	1,858	39,092
NetApp, Inc.	305	17,840
Seagate Technology plc	311	14,402
Western Digital Corp.	361	19,454
Xerox Corp.	241	7,736

		1,281,159

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.*	186	6,620
Hanesbrands, Inc.	446	7,176
Lululemon Athletica, Inc.*	130	24,842
NIKE, Inc., Class B	1,550	133,346
PVH Corp.	92	8,181
Ralph Lauren Corp.	64	6,671
Tapestry, Inc.	358	11,073
Under Armour, Inc., Class A*	232	5,352
Under Armour, Inc., Class C*	240	4,881
VF Corp.	402	35,131

		243,273

Thrifts & Mortgage Finance — 0.0%(b)
New York Community Bancorp, Inc.	576	6,641

Tobacco — 0.8%
Altria Group, Inc.	2,307	108,590
Philip Morris International, Inc.	1,919	160,448

		269,038

Trading Companies & Distributors — 0.2%
Fastenal Co.	706	21,745
United Rentals, Inc.*	97	12,275
Watsco, Inc.	40	6,505
WW Grainger, Inc.	55	16,007

		56,532

Water Utilities — 0.1%
American Water Works Co., Inc.	223	25,596

Wireless Telecommunication Services — 0.1%
Sprint Corp.*	706	5,175
T-Mobile US, Inc.*	390	31,095

		36,270

TOTAL COMMON STOCKS (Cost $30,087,958)		32,009,138

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(c)(d)(Cost $132,010)	132,010	132,010

Total Investments — 99.9% (Cost $30,219,968)		32,141,148
Other Assets Less Liabilities — 0.1%		42,058

Net Assets — 100.0%		32,183,206

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Software	7.0%
IT Services	5.6
Banks	5.4
Interactive Media & Services	4.9
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	4.2
Technology Hardware, Storage & Peripherals	4.0
Semiconductors & Semiconductor Equipment	3.7
Internet & Direct Marketing Retail	3.6
Health Care Equipment & Supplies	3.5
Equity Real Estate Investment Trusts (REITs)	3.0
Insurance	2.7
Capital Markets	2.7
Health Care Providers & Services	2.6
Aerospace & Defense	2.5
Specialty Retail	2.3
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.1
Electric Utilities	1.9
Diversified Telecommunication Services	1.9
Entertainment	1.9
Chemicals	1.9
Beverages	1.8
Household Products	1.7
Diversified Financial Services	1.6
Machinery	1.5
Media	1.5
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Food Products	1.1
Communications Equipment	1.1
Road & Rail	1.0
Multi-Utilities	1.0
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	0.4

Abbreviations

REIT	Real Estate Investment Trust

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	1	09/2019	USD	14,899	(56)
S&P 500 E-Mini Index	1	09/2019	USD	149,175	2,863

					2,807

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$32,141,148	$—	$—	$32,141,148

Appreciation in Other Financial Instruments
Futures Contracts(a)	$2,863	$—	$—	$2,863

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(56)	$—	$—	$(56)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended July 31, 2019
Security Description	Value at March 12, 2019(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares(b)	$—	$426,814	$10,195	$288	$47,093	$464,000	4,000	$6,153	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(c)(d)	—	493,418	361,408	—	—	132,010	132,010	1,111	—

Total	$—	$920,232	$371,603	$288	$47,093	$596,010		$7,264	$—

(a)	Commencement of operations.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Bahrain — 0.1%
Ahli United Bank BSC	433,971	409,541

Brazil — 14.4%
Ambev SA*	191,524	1,013,740
Atacadao SA*	60,586	365,134
Azul SA (Preference)*	35,175	478,174
B3 SA - Brasil Bolsa Balcao	163,996	1,817,713
Banco Bradesco SA (Preference)*	331,153	3,005,788
Banco BTG Pactual SA*	46,684	733,958
Banco do Brasil SA*	153,853	1,990,714
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	72,483	448,609
Banco Santander Brasil SA	32,777	371,713
BB Seguridade Participacoes SA	56,220	478,916
BR Malls Participacoes SA	64,080	252,535
Braskem SA (Preference), Class A*	19,763	176,587
BRF SA*	101,428	884,224
CCR SA	237,987	935,398
Centrais Eletricas Brasileiras SA	78,071	801,914
Cia Brasileira de Distribuicao (Preference)*	34,686	847,620
Cia de Saneamento Basico do Estado de Sao Paulo*	72,289	1,006,953
Cia de Transmissao de Energia Eletrica Paulista (Preference)	82,794	525,659
Cia Energetica de Minas Gerais (Preference)	205,453	761,226
Cia Paranaense de Energia (Preference)	40,587	525,796
Cia Siderurgica Nacional SA	156,713	677,549
Cosan SA	48,661	649,519
CVC Brasil Operadora e Agencia de Viagens SA	21,554	286,231
EDP - Energias do Brasil SA	104,424	524,261
Energisa SA	53,148	688,242
Engie Brasil Energia SA	50,459	638,348
Equatorial Energia SA	36,416	904,591
Gerdau SA (Preference)	108,969	393,463
Grendene SA	96,030	190,734
Guararapes Confeccoes SA	11,074	56,410
Hapvida Participacoes e Investimentos SA(a)	52,748	563,368
Hypera SA*	93,461	744,240
IRB Brasil Resseguros S/A	16,057	394,446
Itau Unibanco Holding SA (Preference)	387,399	3,543,726
Itausa - Investimentos Itau SA (Preference)	363,400	1,192,178
Kroton Educacional SA	270,677	882,315
Localiza Rent a Car SA*	99,122	1,137,617
Lojas Renner SA*	142,983	1,770,264
M Dias Branco SA*	15,462	159,549
Magazine Luiza SA	13,407	923,930
Natura Cosmeticos SA	33,569	538,321
Notre Dame Intermedica Participacoes SA	71,675	812,280
Odontoprev SA	115,600	536,146
Petrobras Distribuidora SA	94,021	648,676
Petroleo Brasileiro SA (Preference)	536,560	3,692,027
Porto Seguro SA	7,810	106,600
Rumo SA*	206,483	1,178,403
Sao Martinho SA	54,150	286,191
Sul America SA	18,258	200,647
Suzano SA	61,069	489,499
Telefonica Brasil SA (Preference)*	86,694	1,185,573
TIM Participacoes SA*	221,995	712,576
Transmissora Alianca de Energia Eletrica SA	77,810	565,172
Ultrapar Participacoes SA	89,780	466,973
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A*	40,085	91,695
Vale SA	376,626	4,900,821
WEG SA	87,475	547,356
YDUQS Part	76,431	691,741

		51,394,049

Chile — 1.4%
AES Gener SA	761,181	190,821
Aguas Andinas SA, Class A	885,775	495,784
Banco de Chile	2,314,938	332,108
Banco Santander Chile	5,162,651	373,844
Cencosud SA	243,816	481,388
Cia Cervecerias Unidas SA	40,189	563,433
Colbun SA	2,127,830	399,564
Empresas CMPC SA	116,966	274,299
Enel Americas SA	5,857,277	966,430
Enel Chile SA	7,064,075	640,269
Engie Energia Chile SA	142,789	251,498
Parque Arauco SA	49,213	134,075

		5,103,513

China — 21.5%
Air China Ltd., Class H	282,000	273,859
Angang Steel Co. Ltd., Class H	113,800	43,165
Anhui Conch Cement Co. Ltd., Class H	195,500	1,128,864
Anhui Gujing Distillery Co. Ltd., Class A	25,600	439,936
ANTA Sports Products Ltd.	188,000	1,403,408
Autohome, Inc., ADR*	5,139	436,815
AviChina Industry & Technology Co. Ltd., Class H	238,000	127,748
BAIC Motor Corp. Ltd., Class H(a)	225,000	142,151
Bank of China Ltd., Class H	4,338,000	1,761,609
Bank of Communications Co. Ltd., Class H	446,000	324,487
Baoshan Iron & Steel Co. Ltd., Class A	531,700	489,490
BBMG Corp., Class H	212,000	61,682
Beijing Capital International Airport Co. Ltd., Class H	154,000	121,338
Beijing Enterprises Holdings Ltd.	47,000	229,464
Beijing Enterprises Water Group Ltd.*	934,000	491,607

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
Bengang Steel Plates Co. Ltd., Class A	534,498	324,431
Brilliance China Automotive Holdings Ltd.	430,000	468,619
BYD Electronic International Co. Ltd.	71,000	110,882
CGN Power Co. Ltd., Class H(a)	2,537,000	732,283
China Agri-Industries Holdings Ltd.	326,000	99,234
China CITIC Bank Corp. Ltd., Class H	468,000	259,292
China Coal Energy Co. Ltd., Class H	163,000	63,156
China Communications Construction Co. Ltd., Class H	410,000	345,050
China Communications Services Corp. Ltd., Class H	736,000	512,410
China Conch Venture Holdings Ltd.	129,500	445,619
China Eastern Airlines Corp. Ltd., Class H*	246,000	135,160
China Everbright Bank Co. Ltd., Class H	176,000	79,150
China Everbright International Ltd.	331,000	291,482
China Longyuan Power Group Corp. Ltd., Class H	266,000	162,656
China Medical System Holdings Ltd.	226,000	215,581
China Merchants Bank Co. Ltd., Class H	216,500	1,072,520
China Merchants Port Holdings Co. Ltd.	118,000	195,286
China Merchants Securities Co. Ltd., Class H(a)	15,400	17,777
China Minsheng Banking Corp. Ltd., Class H	361,300	248,867
China Mobile Ltd.	744,000	6,327,259
China Molybdenum Co. Ltd., Class H(b)	318,000	90,442
China National Building Material Co. Ltd., Class H	358,250	314,087
China Overseas Land & Investment Ltd.	86,000	293,179
China Petroleum & Chemical Corp., Class H	2,028,000	1,301,998
China Power International Development Ltd.	800,000	200,507
China Railway Construction Corp. Ltd., Class H	173,000	199,887
China Railway Group Ltd., Class H	350,000	245,057
China Railway Signal & Communication Corp. Ltd., Class H(a)	143,000	95,469
China Resources Cement Holdings Ltd.	368,000	336,315
China Resources Gas Group Ltd.	148,000	749,116
China Resources Land Ltd.	152,000	649,558
China Resources Pharmaceutical Group Ltd.(a)	303,500	330,079
China Resources Power Holdings Co. Ltd.	346,000	496,862
China Shenhua Energy Co. Ltd., Class H	346,000	683,542
China South Publishing & Media Group Co. Ltd., Class A	199,400	357,881
China Southern Airlines Co. Ltd., Class H	268,000	171,789
China State Construction International Holdings Ltd.	164,000	168,466
China Telecom Corp. Ltd., Class H	2,534,000	1,130,241
China Traditional Chinese Medicine Holdings Co. Ltd.	440,000	200,905
China Unicom Hong Kong Ltd.	1,080,000	1,052,196
China Vanke Co. Ltd., Class H(b)	75,500	283,584
China Yangtze Power Co. Ltd., Class A	248,900	674,804
Chinese Universe Publishing and Media Group Co. Ltd., Class A	189,600	353,335
Chongqing Changan Automobile Co. Ltd., Class B	130,600	54,942
Chongqing Dima Industry Co. Ltd., Class A	622,000	347,599
Chongqing Rural Commercial Bank Co. Ltd., Class H	157,000	82,066
CIMC Enric Holdings Ltd.	48,000	34,565
CITIC Ltd.	455,000	602,451
CNOOC Ltd.	2,039,000	3,361,832
Contemporary Amperex Technology Co. Ltd., Class A	40,700	446,732
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	120,000	68,342
COSCO SHIPPING Ports Ltd.	162,000	141,179
Country Garden Services Holdings Co. Ltd.	69,000	166,145
CRRC Corp. Ltd., Class H	372,000	292,821
Dali Foods Group Co. Ltd.(a)	720,000	448,723
Daqin Railway Co. Ltd., Class A	406,400	464,956
Datang International Power Generation Co. Ltd., Class H	516,000	115,942
Dongfeng Motor Group Co. Ltd., Class H	444,000	396,009
Dongguan Development Holdings Co. Ltd., Class A	169,300	213,050
ENN Energy Holdings Ltd.	138,400	1,423,638
Foshan Haitian Flavouring & Food Co. Ltd., Class A	31,600	455,666
Fosun International Ltd.	179,076	234,099
Fujian Funeng Co. Ltd., Class A‡	200,900	234,786
Fujian Sunner Development Co. Ltd., Class A	95,600	384,868
Future Land Development Holdings Ltd.*	96,000	80,654
Fuyao Glass Industry Group Co. Ltd., Class H(a)	78,800	238,617
G-bits Network Technology Xiamen Co. Ltd., Class A	12,200	397,424
GCL-Poly Energy Holdings Ltd.*	979,000	55,761
Geely Automobile Holdings Ltd.	757,000	1,154,523
Great Wall Motor Co. Ltd., Class H	483,500	327,529
Greattown Holdings Ltd., Class A	351,900	389,893

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,000	747,428
Guangdong Investment Ltd.	534,000	1,122,332
Guangzhou Automobile Group Co. Ltd., Class H	485,200	493,324
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	42,000	172,572
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	33,500	378,200
Haitian International Holdings Ltd.(b)	54,000	109,090
Health & Happiness H&H International Holdings Ltd.(b)	24,000	139,832
Heilongjiang Agriculture Co. Ltd., Class A	237,400	347,104
Henan Zhongyuan Expressway Co. Ltd., Class A	410,500	272,192
Huadian Power International Corp. Ltd., Class H	292,000	122,218
Huaneng Renewables Corp. Ltd., Class H	916,000	248,965
Huaxin Cement Co. Ltd., Class B	151,900	294,648
Industrial & Commercial Bank of China Ltd., Class H	4,449,000	2,987,711
Inner Mongolia Yitai Coal Co. Ltd., Class B	80,600	81,486
Jiangsu Expressway Co. Ltd., Class A	238,900	360,179
Jiangsu Expressway Co. Ltd., Class H	114,000	153,598
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	299,500	372,391
Jiangxi Copper Co. Ltd., Class H	92,000	113,859
Joyoung Co. Ltd., Class A	124,871	373,806
Kingboard Holdings Ltd.	57,000	140,323
Kunlun Energy Co. Ltd.	694,000	605,257
Kweichow Moutai Co. Ltd., Class A	13,100	1,837,186
Legend Holdings Corp., Class H(a)	35,600	83,838
Li Ning Co. Ltd.	249,000	613,886
Liuzhou Iron & Steel Co. Ltd., Class A	416,800	315,338
Lomon Billions Group Co. Ltd., Class A	171,700	347,161
Longfor Group Holdings Ltd.(a)	92,000	340,234
Luye Pharma Group Ltd.(a)(b)	296,500	228,951
Maanshan Iron & Steel Co. Ltd., Class H	1,008,000	382,091
Momo, Inc., ADR	9,076	308,312
Nanjing Iron & Steel Co. Ltd., Class A	736,100	351,504
New China Life Insurance Co. Ltd., Class H	49,600	246,027
PetroChina Co. Ltd., Class H	1,660,000	880,471
Ping An Insurance Group Co. of China Ltd., Class H	285,000	3,358,957
Sansteel Minguang Co. Ltd. Fujian, Class A	289,000	350,444
Sany Heavy Industry Co. Ltd., Class A	266,000	541,218
Shaanxi Coal Industry Co. Ltd., Class A	334,900	457,320
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	304,000	289,822
Shanghai Electric Group Co. Ltd., Class H	260,000	90,305
Shanghai Industrial Holdings Ltd.	44,000	90,151
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	154,200	296,518
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	340,000	348,650
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	335,400	398,215
Shenzhen Expressway Co. Ltd., Class H	320,000	379,837
Shenzhen International Holdings Ltd.	80,044	147,851
Shenzhen Jinjia Group Co. Ltd., Class A	217,500	380,340
Shenzhou International Group Holdings Ltd.	112,200	1,547,543
Sichuan Expressway Co. Ltd., Class A	412,100	230,786
Sihuan Pharmaceutical Holdings Group Ltd.	738,000	151,188
Sinopec Engineering Group Co. Ltd., Class H	134,000	104,977
Sinopec Shanghai Petrochemical Co. Ltd., Class H	274,000	95,594
Sinopharm Group Co. Ltd., Class H	202,000	746,712
Sinotrans Ltd., Class H	189,000	65,141
Sinotruk Hong Kong Ltd.	257,500	377,589
Sunac China Holdings Ltd.(b)	126,000	568,345
Tangshan Jidong Cement Co. Ltd., Class A	154,100	376,022
Tianhe Chemicals Group Ltd.*‡(a)	20,000	—
Weichai Power Co. Ltd., Class A	253,156	444,166
Weichai Power Co. Ltd., Class H	451,000	694,896
Weifu High-Technology Group Co. Ltd., Class A	127,900	336,362
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	175,800	362,893
Wuliangye Yibin Co. Ltd., Class A	54,800	951,965
Xiamen ITG Group Corp. Ltd., Class A	304,200	356,544
Xinhua Winshare Publishing and Media Co. Ltd., Class A	174,700	282,339
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	45,040	50,333
Xinxing Ductile Iron Pipes Co. Ltd., Class A	576,600	348,712
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)	15,500	28,160
Yangzijiang Shipbuilding Holdings Ltd.	589,800	608,180

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
China — continued
Yanzhou Coal Mining Co. Ltd., Class H	152,000	133,784
Yuexiu Property Co. Ltd.	358,000	80,929
YY, Inc., ADR*	3,837	246,297
Zhaojin Mining Industry Co. Ltd., Class H	73,500	85,428
Zhejiang Expressway Co. Ltd., Class H	408,000	394,922
Zhongsheng Group Holdings Ltd.	96,000	266,821
Zhuzhou CRRC Times Electric Co. Ltd., Class H	46,400	221,783
Zijin Mining Group Co. Ltd., Class H	448,000	179,295
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	741,400	517,607
ZTE Corp., Class H*	69,000	206,078

		76,338,981

Colombia — 0.4%
Bancolombia SA (Preference)	37,377	470,498
Ecopetrol SA	1,001,515	900,498
Grupo Aval Acciones y Valores SA (Preference)	336,104	128,564

		1,499,560

Czech Republic — 0.4%
CEZ A/S	34,554	774,738
Komercni banka A/S	6,962	268,556
Moneta Money Bank A/S(a)	47,572	163,489
O2 Czech Republic A/S	13,530	128,176

		1,334,959

Egypt — 0.2%
Commercial International Bank Egypt SAE	123,618	540,408
ElSewedy Electric Co.	156,437	114,374
Global Telecom Holding SAE*	742,329	222,026

		876,808

Greece — 0.6%
Hellenic Telecommunications Organization SA	55,053	758,139
JUMBO SA	28,395	556,506
Mytilineos SA	27,454	333,679
OPAP SA	39,706	446,900

		2,095,224

Hong Kong — 0.5%
Bosideng International Holdings Ltd.	1,462,000	504,369
China Gas Holdings Ltd.	128,000	530,366
Haier Electronics Group Co. Ltd.	192,000	451,255
Kingboard Laminates Holdings Ltd.	80,000	65,970
Lee & Man Paper Manufacturing Ltd.	116,000	70,806
Nine Dragons Paper Holdings Ltd.	125,000	101,178

		1,723,944

Hungary — 0.5%
Magyar Telekom Telecommunications plc	114,451	165,586
MOL Hungarian Oil & Gas plc	49,748	504,877
OTP Bank Nyrt.	21,306	887,309
Richter Gedeon Nyrt.	21,073	370,862

		1,928,634

India — 8.8%
Asian Paints Ltd.	23,154	510,050
Aurobindo Pharma Ltd.	48,288	400,153
Bajaj Auto Ltd.	13,597	495,800
Bajaj Finance Ltd.	4,480	210,697
Bajaj Holdings & Investment Ltd.	1,406	69,508
Bharat Electronics Ltd.	19,847	29,473
Bharat Petroleum Corp. Ltd.	79,503	397,383
Bharti Infratel Ltd.	157,285	560,184
Castrol India Ltd.	34,035	59,875
Coal India Ltd.	115,531	342,542
Colgate-Palmolive India Ltd.	8,916	153,755
Cummins India Ltd.	4,809	49,425
Dabur India Ltd.	75,922	469,254
Divi’s Laboratories Ltd.	14,506	343,587
Dr Reddy’s Laboratories Ltd.	14,878	553,776
Federal Bank Ltd.	19,703	26,333
GAIL India Ltd.	85,585	159,781
GlaxoSmithKline Consumer Healthcare Ltd.	1,571	168,796
Glenmark Pharmaceuticals Ltd.	25,182	155,516
Havells India Ltd.	19,215	179,664
HCL Technologies Ltd.	49,877	747,960
Hindalco Industries Ltd.	44,490	122,535
Hindustan Petroleum Corp. Ltd.	48,190	185,383
Hindustan Unilever Ltd.	105,643	2,646,936
Hindustan Zinc Ltd.	16,563	52,068
Housing Development Finance Corp. Ltd.	91,384	2,809,528
ICICI Lombard General Insurance Co. Ltd.(a)	9,082	159,101
Indian Oil Corp. Ltd.	173,638	350,244
Infosys Ltd.	350,982	4,005,747
ITC Ltd.	457,950	1,792,937
JSW Steel Ltd.	74,875	257,274
Larsen & Toubro Infotech Ltd.(a)	1,509	33,122
Larsen & Toubro Ltd.	19,233	386,312
LIC Housing Finance Ltd.	8,920	66,902
Mphasis Ltd.	6,326	86,164
Muthoot Finance Ltd.	3,192	28,089
Nestle India Ltd.	3,621	612,598
NHPC Ltd.	439,167	141,159
NMDC Ltd.	60,042	94,477
NTPC Ltd.	433,794	798,090
Oil & Natural Gas Corp. Ltd.	244,748	492,447
Oil India Ltd.	21,533	49,818
Petronet LNG Ltd.	95,635	327,783
Piramal Enterprises Ltd.	15,652	409,762
Power Finance Corp. Ltd.*	15,299	24,309
Power Grid Corp. of India Ltd.	140,966	430,930
REC Ltd.	119,447	242,551
Reliance Industries Ltd.*	196,894	3,319,177
Reliance Power Ltd.*	771,135	39,599
Shriram Transport Finance Co. Ltd.	6,476	90,879
Sun Pharmaceutical Industries Ltd.	29,588	182,992
Tata Consultancy Services Ltd.	83,194	2,662,877
Tata Power Co. Ltd. (The)	189,859	166,493
Tech Mahindra Ltd.	36,767	338,757

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
India — continued
Titan Co. Ltd.	41,729	638,592
Torrent Power Ltd.	21,010	92,916
United Breweries Ltd.	9,339	191,595
UPL Ltd.	31,133	268,451
Vedanta Ltd.	95,531	212,435
Wipro Ltd.	133,980	514,825

		31,409,366

Indonesia — 4.2%
Astra International Tbk. PT	3,861,200	1,913,726
Bank Central Asia Tbk. PT	1,549,500	3,401,739
Bank Mandiri Persero Tbk. PT	497,100	279,666
Bank Rakyat Indonesia Persero Tbk. PT	8,674,800	2,748,853
Bukit Asam Tbk. PT	748,600	145,487
Bumi Serpong Damai Tbk. PT*	486,100	48,793
Charoen Pokphand Indonesia Tbk. PT	1,922,000	735,466
Gudang Garam Tbk. PT	122,000	655,373
Hanjaya Mandala Sampoerna Tbk. PT	2,156,500	463,835
Indofood CBP Sukses Makmur Tbk. PT	261,500	198,888
Indofood Sukses Makmur Tbk. PT	597,500	299,991
Jasa Marga Persero Tbk. PT	15,100	6,413
Kalbe Farma Tbk. PT	5,670,900	592,559
Matahari Department Store Tbk. PT	609,500	160,809
Media Nusantara Citra Tbk. PT	1,298,800	126,761
Perusahaan Gas Negara Tbk. PT	3,597,000	522,585
Telekomunikasi Indonesia Persero Tbk. PT	8,353,500	2,549,335
United Tractors Tbk. PT	67,200	119,029

		14,969,308

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	216,408	569,507
Gulf Bank KSCP	160,000	167,148
Humansoft Holding Co. KSC	15,955	171,396
Kuwait Finance House KSCP	335,750	860,332
Mobile Telecommunications Co. KSC	460,483	874,373
National Bank of Kuwait SAKP	568,187	1,864,714

		4,507,470

Malaysia — 3.6%
AirAsia Group Bhd.	395,100	187,005
AMMB Holdings Bhd.	315,300	322,520
Astro Malaysia Holdings Bhd.	404,400	141,593
Axiata Group Bhd.	363,300	441,147
CIMB Group Holdings Bhd.	460,755	565,367
DiGi.Com Bhd.	355,000	429,083
Gamuda Bhd.	101,700	91,135
Hong Leong Bank Bhd.	59,168	256,958
Hong Leong Financial Group Bhd.	37,500	163,230
IJM Corp. Bhd.	221,700	124,765
Malayan Banking Bhd.	525,008	1,098,226
Malaysia Airports Holdings Bhd.	14,600	29,574
Maxis Bhd.	595,800	818,762
MISC Bhd.	286,800	500,344
Nestle Malaysia Bhd.	16,000	575,819
Petronas Chemicals Group Bhd.	526,800	954,738
Petronas Dagangan Bhd.	77,000	437,176
Petronas Gas Bhd.	224,400	873,367
PPB Group Bhd.	176,260	798,762
Public Bank Bhd.	168,400	892,083
RHB Bank Bhd.	182,600	243,378
Sime Darby Bhd.	254,600	134,647
Telekom Malaysia Bhd.	203,700	201,458
Tenaga Nasional Bhd.	643,600	2,148,483
Top Glove Corp. Bhd.	264,000	289,691

		12,719,311

Mexico — 4.3%
Alfa SAB de CV, Class A	751,244	650,742
Alpek SAB de CV	39,744	42,951
Banco del Bajio SA(a)	57,091	107,278
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	140,453	199,718
Cemex SAB de CV	2,711,780	963,654
Coca-Cola Femsa SAB de CV	46,482	285,968
El Puerto de Liverpool SAB de CV, Class C1	35,876	174,459
Fibra Uno Administracion SA de CV, REIT	251,820	324,174
Fomento Economico Mexicano SAB de CV	193,642	1,756,785
Gruma SAB de CV, Class B	37,170	340,497
Grupo Aeroportuario del Centro Norte SAB de CV	95,544	587,112
Grupo Aeroportuario del Pacifico SAB de CV, Class B	78,526	787,975
Grupo Aeroportuario del Sureste SAB de CV, Class B	46,720	709,318
Grupo Carso SAB de CV, Series A1	81,314	260,060
Grupo Elektra SAB de CV	5,393	361,772
Grupo Financiero Banorte SAB de CV, Class O	233,789	1,169,570
Grupo Financiero Inbursa SAB de CV, Class O	186,055	227,863
Grupo Mexico SAB de CV, Series B	578,672	1,419,220
Infraestructura Energetica Nova SAB de CV	107,941	416,021
Kimberly-Clark de Mexico SAB de CV, Class A*	294,028	611,416
Megacable Holdings SAB de CV	120,655	511,802
Mexichem SAB de CV	108,267	197,848
Promotora y Operadora de Infraestructura SAB de CV	51,698	465,353
Regional SAB de CV	18,785	89,819
Wal-Mart de Mexico SAB de CV	931,383	2,748,403

		15,409,778

Pakistan — 0.0%(c)
Oil & Gas Development Co. Ltd.	51,100	40,551

Philippines — 1.4%
Alliance Global Group, Inc.	394,900	120,542
Ayala Corp.	10,725	201,313
Ayala Land, Inc.	326,450	318,314
BDO Unibank, Inc.	155,760	447,878
Bloomberry Resorts Corp.	506,900	114,041

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Philippines — continued
Globe Telecom, Inc.	11,675	492,811
GT Capital Holdings, Inc.	9,316	169,148
International Container Terminal Services, Inc.	215,600	571,968
JG Summit Holdings, Inc.	476,580	608,623
Jollibee Foods Corp.	34,980	177,756
Manila Electric Co.	76,100	544,507
Megaworld Corp.	187,400	22,538
Metro Pacific Investments Corp.	5,640,200	530,169
Metropolitan Bank & Trust Co.	96,760	143,828
PLDT, Inc.	9,430	211,628
San Miguel Corp.	96,040	335,270

		5,010,334

Qatar — 1.7%
Barwa Real Estate Co.	177,505	174,145
Commercial Bank PQSC (The)	150,161	198,246
Industries Qatar QSC	342,075	1,055,127
Masraf Al Rayan QSC	345,087	363,025
Qatar Electricity & Water Co. QSC	103,669	444,489
Qatar Fuel QSC	121,473	702,693
Qatar Gas Transport Co. Ltd.	564,879	366,165
Qatar International Islamic Bank QSC	38,526	79,787
Qatar Islamic Bank SAQ	60,901	274,621
Qatar National Bank QPSC	415,482	2,226,985
United Development Co. QSC	161,515	61,665

		5,946,948

Russia — 6.8%
Aeroflot PJSC	99,647	167,426
Alrosa PJSC	284,925	364,369
Federal Grid Co. Unified Energy System PJSC	110,629,412	319,387
Gazprom PJSC	1,216,814	4,510,038
Inter RAO UES PJSC	9,970,632	699,191
LUKOIL PJSC	56,639	4,632,937
Magnit PJSC	13,908	825,609
Magnitogorsk Iron & Steel Works PJSC	202,343	135,853
MMC Norilsk Nickel PJSC	5,386	1,236,655
Mobile TeleSystems PJSC	209,722	871,487
Novatek PJSC	104,379	2,161,080
Novolipetsk Steel PJSC	99,953	236,217
ROSSETI PJSC	20,012,942	374,262
Rostelecom PJSC	317,895	411,314
RusHydro PJSC	45,629,286	404,869
Sberbank of Russia PJSC	958,999	3,499,055
Severstal PJSC	21,700	350,220
Sistema PJSFC	610,789	115,877
Surgutneftegas PJSC (Preference)	941,188	461,312
Tatneft PJSC	173,352	2,017,366
Transneft PJSC (Preference)	95	235,382

		24,029,906

Saudi Arabia — 1.8%
Almarai Co. JSC	43,111	581,626
Etihad Etisalat Co.*	105,688	685,976
Jarir Marketing Co.	15,048	669,237
Mobile Telecommunications Co. Saudi Arabia*	156,279	589,190
Saudi Airlines Catering Co.	11,317	272,243
Saudi Cement Co.	14,176	268,108
Saudi Electricity Co.	159,185	828,634
Saudi Telecom Co.	75,182	2,164,924
Seera Group Holding*	60,103	294,862

		6,354,800

South Africa — 7.2%
Absa Group Ltd.	66,162	733,115
African Rainbow Minerals Ltd.	11,937	147,045
Anglo American Platinum Ltd.	7,014	416,379
AVI Ltd.	59,549	360,065
Barloworld Ltd.	63,367	531,720
Bid Corp. Ltd.	64,002	1,338,740
Bidvest Group Ltd. (The)	43,307	554,575
Capitec Bank Holdings Ltd.	4,969	408,779
Clicks Group Ltd.	57,586	820,005
Foschini Group Ltd. (The)	56,991	655,544
Impala Platinum Holdings Ltd.*	78,136	416,844
Imperial Logistics Ltd.	65,598	208,816
Investec Ltd.	27,997	159,955
KAP Industrial Holdings Ltd.	528,575	190,149
Kumba Iron Ore Ltd.	5,933	195,258
Motus Holdings Ltd.	58,066	299,176
Mr Price Group Ltd.	56,470	693,183
MTN Group Ltd.	272,138	2,131,191
MultiChoice Group Ltd.*	94,028	881,102
Naspers Ltd., Class N	30,669	7,475,884
Nedbank Group Ltd.	36,932	617,129
Remgro Ltd.	91,179	1,131,574
RMB Holdings Ltd.	70,190	369,070
Sanlam Ltd.	162,453	840,818
SPAR Group Ltd. (The)	50,120	640,640
Super Group Ltd.*	70,999	146,267
Telkom SA SOC Ltd.	91,246	544,831
Truworths International Ltd.	123,101	533,019
Tsogo Sun Gaming Ltd.	188,558	184,696
Vodacom Group Ltd.	138,999	1,136,191
Vukile Property Fund Ltd., REIT	73,262	96,431
Woolworths Holdings Ltd.	204,844	782,401

		25,640,592

Taiwan — 10.3%
Advantech Co. Ltd.	57,000	479,433
Asia Cement Corp.	352,000	470,797
Chang Hwa Commercial Bank Ltd.	715,600	500,114
Chicony Electronics Co. Ltd.	88,551	225,167
China Steel Corp.	1,714,000	1,318,640
Chunghwa Telecom Co. Ltd.	428,000	1,480,644
Compal Electronics, Inc.	16,000	9,775
CTBC Financial Holding Co. Ltd.	2,112,395	1,373,110
Delta Electronics, Inc.	328,000	1,583,304
E.Sun Financial Holding Co. Ltd.	1,281,678	1,067,539
Eclat Textile Co. Ltd.	45,000	588,884
Eva Airways Corp.	476,850	223,223
Far Eastern New Century Corp.	847,000	801,334
Far EasTone Telecommunications Co. Ltd.	159,000	364,968
Feng TAY Enterprise Co. Ltd.	78,900	524,690
First Financial Holding Co. Ltd.	1,130,501	848,819
Formosa Chemicals & Fibre Corp.	474,000	1,441,838
Formosa Petrochemical Corp.	190,000	644,055

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Taiwan — continued
Formosa Plastics Corp.	675,000	2,171,348
Formosa Taffeta Co. Ltd.	220,000	248,929
Foxconn Technology Co. Ltd.	13,533	27,805
Giant Manufacturing Co. Ltd.	65,000	496,145
Globalwafers Co. Ltd.	32,000	339,532
Hotai Motor Co. Ltd.	69,000	993,080
Hua Nan Financial Holdings Co. Ltd.	999,951	703,698
Inventec Corp.	77,000	57,265
Lite-On Technology Corp.	322,000	455,820
Mega Financial Holding Co. Ltd.	1,266,233	1,302,060
Nan Ya Plastics Corp.	783,000	1,787,937
Novatek Microelectronics Corp.	86,000	454,172
Pou Chen Corp.	574,000	706,371
President Chain Store Corp.	122,000	1,173,277
Realtek Semiconductor Corp.	71,000	471,534
SinoPac Financial Holdings Co. Ltd.	1,225,580	486,119
Synnex Technology International Corp.	28,200	34,619
Taishin Financial Holding Co. Ltd.	42,604	19,938
Taiwan Business Bank	486,957	208,921
Taiwan Cement Corp.*	683,000	976,833
Taiwan Cooperative Financial Holding Co. Ltd.	1,053,944	709,153
Taiwan Fertilizer Co. Ltd.	104,000	159,983
Taiwan High Speed Rail Corp.	316,000	421,184
Taiwan Mobile Co. Ltd.	265,000	933,174
Taiwan Semiconductor Manufacturing Co. Ltd.	487,000	4,004,626
Unimicron Technology Corp.	194,000	234,215
Uni-President Enterprises Corp.	870,000	2,251,967
Yuanta Financial Holding Co. Ltd.	1,304,665	730,961

		36,507,000

Thailand — 4.9%
Advanced Info Service PCL	271,500	1,874,013
Bangkok Bank PCL	47,400	277,431
Bangkok Bank PCL, NVDR	31,300	183,901
Bangkok Dusit Medical Services PCL, Class F	1,998,800	1,624,776
Bumrungrad Hospital PCL	104,300	575,852
Delta Electronics Thailand PCL	20,300	34,901
Digital Telecommunications Infrastructure Fund, Class F	959,700	546,082
Electricity Generating PCL	77,400	825,752
Energy Absolute PCL	483,000	814,473
Home Product Center PCL	1,523,000	846,799
Intouch Holdings PCL, NVDR	377,700	780,365
Krung Thai Bank PCL	1,022,300	649,830
PTT Exploration & Production PCL	262,100	1,145,919
PTT PCL	2,305,600	3,522,826
Ratch Group PCL	280,200	613,716
Siam Commercial Bank PCL (The)	415,500	1,846,769
Thai Union Group PCL, Class F	743,300	455,386
Total Access Communication PCL	356,100	675,015

		17,293,806

Turkey — 1.5%
Arcelik A/S*	136,854	427,161
BIM Birlesik Magazalar A/S	105,186	883,178
Enerjisa Enerji A/S(a)	162,560	176,226
Ford Otomotiv Sanayi A/S	34,038	372,024
Haci Omer Sabanci Holding A/S	82,742	145,974
TAV Havalimanlari Holding A/S	100,765	452,865
Tekfen Holding A/S	103,266	436,082
Tofas Turk Otomobil Fabrikasi A/S	88,823	312,874
Turk Hava Yollari AO*	105,993	236,301
Turk Telekomunikasyon A/S*	499,634	481,152
Turkcell Iletisim Hizmetleri A/S	306,224	713,611
Turkiye Sise ve Cam Fabrikalari A/S	463,361	408,935
Ulker Biskuvi Sanayi A/S*	73,058	242,829

		5,289,212

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	187,722	460,662
Abu Dhabi Islamic Bank PJSC	68,445	93,058
Aldar Properties PJSC	90,246	56,555
Arabtec Holding PJSC	251,927	120,469
DP World plc	21,021	323,723
Dubai Islamic Bank PJSC	153,049	221,592
Emaar Malls PJSC	186,578	107,686
Emirates Telecommunications Group Co. PJSC	363,951	1,708,211
First Abu Dhabi Bank PJSC	267,719	1,157,946

		4,249,902

United States — 0.3%
JBS SA	180,871	1,180,103

TOTAL COMMON STOCKS (Cost $334,094,954)		353,263,600

	No. of Rights
RIGHTS — 0.0%
China — 0.0%
Legend Holdings Corp., expiring 12/31/2019* (Cost $— )	2,638	—

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e) (Cost $470,153)	470,153	470,153

Total Investments — 99.4% (Cost $334,565,107)		353,733,753
Other Assets Less Liabilities — 0.6%		2,063,832

Net Assets — 100.0%		355,797,585

Percentages indicated are based on net assets.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.1%
Oil, Gas & Consumable Fuels	11.5
Wireless Telecommunication Services	6.0
Metals & Mining	4.6
Diversified Telecommunication Services	4.1
Electric Utilities	4.0
Food Products	3.4
Food & Staples Retailing	2.9
IT Services	2.4
Chemicals	2.3
Transportation Infrastructure	2.2
Internet & Direct Marketing Retail	2.1
Independent Power and Renewable Electricity Producers	2.1
Beverages	2.0
Textiles, Apparel & Luxury Goods	2.0
Industrial Conglomerates	1.9
Specialty Retail	1.8
Automobiles	1.7
Insurance	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	1.5
Construction Materials	1.5
Health Care Providers & Services	1.4
Pharmaceuticals	1.3
Real Estate Management & Development	1.3
Machinery	1.1
Multiline Retail	1.1
Capital Markets	1.0
Others (each less than 1.0%)	13.5

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $436,792.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	37	09/2019	USD	1,896,805	(4,627)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$—	$409,541		$—	$409,541
China	991,424	75,112,771		234,786	76,338,981
Czech Republic	128,176	1,206,783		—	1,334,959
Greece	758,139	1,337,085		—	2,095,224
Hong Kong	—	1,723,944		—	1,723,944
Hungary	370,862	1,557,772		—	1,928,634
India	867,598	30,541,768		—	31,409,366
Indonesia	—	14,969,308		—	14,969,308
Kuwait	3,937,963	569,507		—	4,507,470
Malaysia	243,378	12,475,933		—	12,719,311
Pakistan	—	40,551		—	40,551
Philippines	1,087,317	3,923,017		—	5,010,334
Qatar	1,315,131	4,631,817		—	5,946,948
Saudi Arabia	4,299,839	2,054,961		—	6,354,800
South Africa	3,987,985	21,652,607		—	25,640,592
Taiwan	933,174	35,573,826		—	36,507,000
Thailand	7,662,582	9,631,224		—	17,293,806
Turkey	1,126,007	4,163,205		—	5,289,212
United Arab Emirates	2,139,620	2,110,282		—	4,249,902
Other Common Stocks	99,493,717	—		—	99,493,717

Total Common Stocks	129,342,912	223,685,902		234,786	353,263,600

Investment of cash collateral from securities loaned	470,153	—		—	470,153
Rights	—	—	(a)	—	—	(a)

Total Investments in Securities	$129,813,065	$223,685,902		$234,786	$353,733,753

Depreciation in Other Financial Instruments
Futures Contracts	$(4,627)	$—		$—	$(4,627)

(a)	Value is zero.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	$—	$2,868,262	$2,398,109	$—	$—	$470,153	470,153	$5,378	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	753,648	1,836,460	2,590,108	—	—	—	—	3,041		—

Total	$753,648	$4,704,722	$4,988,217	$—	$—	$470,153		$8,419		$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 97.8%
Australia — 0.8%
BHP Group plc	2,794	66,619
Rio Tinto plc	1,101	62,175

		128,794

Austria — 0.8%
OMV AG	1,242	62,146
Verbund AG	1,253	69,925
voestalpine AG	365	9,636

		141,707

Belgium — 1.7%
Ageas	1,076	57,767
Colruyt SA	843	43,925
Groupe Bruxelles Lambert SA	26	2,451
Proximus SADP	2,163	61,671
Solvay SA	588	60,208
UCB SA	819	63,863

		289,885

Chile — 0.4%
Antofagasta plc	5,287	59,652

Denmark — 4.4%
Carlsberg A/S, Class B	476	65,017
Chr Hansen Holding A/S	601	52,477
Coloplast A/S, Class B	589	68,793
Demant A/S*(a)	582	17,147
Drilling Co. of 1972 A/S*	163	11,058
DSV A/S	702	67,001
GN Store Nord A/S	1,332	63,184
H Lundbeck A/S	1,561	60,176
ISS A/S	353	9,900
Novo Nordisk A/S, Class B	1,342	64,442
Novozymes A/S, Class B	1,104	51,055
Orsted A/S(b)	787	71,739
Rockwool International A/S, Class B	38	9,275
Tryg A/S	1,620	49,444
Vestas Wind Systems A/S	727	59,659

		720,367

Finland — 3.8%
Elisa OYJ	1,406	66,118
Fortum OYJ	2,812	64,506
Kesko OYJ, Class B	931	56,379
Kone OYJ, Class B	1,152	65,633
Neste OYJ	1,857	61,460
Nokia OYJ	9,223	49,709
Orion OYJ, Class B	1,916	65,547
Sampo OYJ, Class A	1,371	56,929
Stora Enso OYJ, Class R	3,696	42,565
UPM-Kymmene OYJ	2,502	67,441
Wartsila OYJ Abp	2,170	27,263

		623,550

France — 15.6%
Aeroports de Paris	72	12,378
Air France-KLM*	5,441	56,762
Air Liquide SA	506	69,846
Arkema SA	509	45,813
Atos SE	589	47,362
AXA SA	1,041	26,221
BioMerieux	333	28,179
Bouygues SA	671	24,021
Bureau Veritas SA	599	14,925
Capgemini SE	540	68,561
Casino Guichard Perrachon SA(a)	1,199	44,332
Cie Generale des Etablissements Michelin SCA	444	49,083
Cie Plastic Omnium SA	512	13,507
CNP Assurances	1,195	24,698
Covivio, REIT	515	52,649
Danone SA	785	68,129
Dassault Aviation SA	22	30,199
Dassault Systemes SE	396	60,238
Edenred	1,079	54,146
Eiffage SA	482	47,628
Electricite de France SA	3,821	47,301
Engie SA	3,710	57,095
EssilorLuxottica SA	414	56,042
Eurazeo SE	162	10,871
Eutelsat Communications SA	3,557	67,998
Faurecia SE	636	30,097
Gecina SA, REIT	314	48,177
Hermes International	79	55,492
Imerys SA	448	18,766
Ingenico Group SA	653	61,870
Ipsen SA	365	41,900
Kering SA	121	62,498
Klepierre SA, REIT	471	14,529
Lagardere SCA	1,557	35,181
Legrand SA	671	47,266
L’Oreal SA	235	62,878
LVMH Moet Hennessy Louis Vuitton SE	167	68,981
Natixis SA	1,452	5,823
Orange SA	3,696	54,784
Orpea	62	7,746
Pernod Ricard SA	342	60,015
Peugeot SA	2,809	66,301
Publicis Groupe SA	797	39,329
Safran SA	479	68,766
Sanofi	787	65,582
Sartorius Stedim Biotech	419	66,774
Schneider Electric SE	673	58,064
SCOR SE	578	23,753
SEB SA	47	7,518
Societe BIC SA	293	20,419
Sodexo SA	545	62,534
Suez	822	12,084
Thales SA	431	48,562
TOTAL SA	1,177	61,004
Ubisoft Entertainment SA*	503	41,374
Valeo SA	1,040	32,409
Veolia Environnement SA	2,709	68,364
Vinci SA	451	46,392
Vivendi SA	947	26,303

		2,569,519

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Germany — 11.8%
adidas AG	219	69,805
Allianz SE (Registered)	167	38,745
Axel Springer SE	740	51,077
BASF SE	815	54,103
Bayer AG (Registered)	707	45,792
Carl Zeiss Meditec AG	666	72,973
Covestro AG(b)	868	39,148
Deutsche Boerse AG	257	35,677
Deutsche Lufthansa AG (Registered)	2,579	40,872
Deutsche Post AG (Registered)	974	31,681
Deutsche Telekom AG (Registered)	3,660	59,955
Deutsche Wohnen SE	1,178	42,959
E.ON SE	6,002	59,773
Evonik Industries AG	1,549	44,079
Fielmann AG	311	21,724
Fraport AG Frankfurt Airport Services Worldwide	245	20,461
Fresenius Medical Care AG & Co. KGaA	707	48,967
Fresenius SE & Co. KGaA	881	44,021
FUCHS PETROLUB SE (Preference)	692	26,517
Hannover Rueck SE	234	36,489
Hella GmbH & Co. KGaA	380	17,916
Henkel AG & Co. KGaA (Preference)	546	56,301
HOCHTIEF AG	128	14,505
HUGO BOSS AG	612	38,465
Infineon Technologies AG	2,711	50,214
Innogy SE	1,507	63,310
LEG Immobilien AG	494	56,969
Merck KGaA	649	66,194
METRO AG	1,375	21,150
MTU Aero Engines AG	287	71,519
Porsche Automobil Holding SE (Preference)	1,005	65,874
ProSiebenSat.1 Media SE	1,853	23,935
Puma SE	250	17,504
RWE AG	2,513	67,898
SAP SE	515	62,952
Scout24 AG(b)	713	39,662
Siemens AG (Registered)	336	36,568
Siemens Healthineers AG(b)	1,610	66,842
Symrise AG	581	53,535
Talanx AG	572	24,003
Telefonica Deutschland Holding AG	16,765	42,333
Uniper SE	328	10,105
Volkswagen AG (Preference)	199	33,251
Vonovia SE	1,185	57,857

		1,943,680

Ireland — 0.4%
Flutter Entertainment plc	451	35,780
Smurfit Kappa Group plc	952	29,952

		65,732

Italy — 5.7%
A2A SpA	38,449	67,208
Assicurazioni Generali SpA	3,275	61,080
Atlantia SpA	1,901	48,885
DiaSorin SpA	613	71,091
Enel SpA	10,128	69,282
Eni SpA	3,833	59,876
Hera SpA	4,826	18,004
Intesa Sanpaolo SpA	19,650	42,619
Italgas SpA	9,903	62,575
Mediobanca Banca di Credito Finanziario SpA	2,117	21,204
Moncler SpA	1,444	59,291
Poste Italiane SpA(b)	6,470	69,049
Recordati SpA	1,517	67,939
Saipem SpA*	10,983	54,284
Snam SpA	12,474	61,245
Terna Rete Elettrica Nazionale SpA	10,275	62,573
UnipolSai Assicurazioni SpA	17,106	44,596

		940,801

Jordan — 0.4%
Hikma Pharmaceuticals plc	3,139	70,029

Kazakhstan — 0.3%
KAZ Minerals plc	6,688	46,295

Luxembourg — 0.9%
ArcelorMittal	2,083	33,044
RTL Group SA	578	28,512
SES SA, FDR	3,275	54,236
Tenaris SA	2,967	37,174

		152,966

Netherlands — 4.9%
Aalberts NV	488	19,635
ABN AMRO Bank NV, CVA(b)	728	14,573
Aegon NV	8,784	43,287
Akzo Nobel NV	725	68,407
ASML Holding NV	334	74,423
ASR Nederland NV	1,140	42,837
Heineken Holding NV	549	55,475
Heineken NV	412	44,203
Koninklijke Ahold Delhaize NV	2,552	57,963
Koninklijke DSM NV	558	69,130
Koninklijke KPN NV	20,517	58,503
Koninklijke Philips NV	1,589	74,541
NN Group NV	1,280	48,091
Randstad NV	62	3,112
Royal Dutch Shell plc, Class B	2,037	64,339
Wolters Kluwer NV	899	65,164

		803,683

Norway — 2.2%
Aker BP ASA	1,941	54,928
DNB ASA	2,564	45,871
Equinor ASA	2,927	52,482
Gjensidige Forsikring ASA	1,268	24,629
Mowi ASA	2,696	64,793
Orkla ASA	3,482	29,617
Salmar ASA	783	36,166
Telenor ASA	3,045	61,701

		370,187

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Poland — 0.7%
Grupa Lotos SA	1,732	38,905
Polski Koncern Naftowy ORLEN SA	1,863	46,680
Polskie Gornictwo Naftowe i Gazownictwo SA	19,696	28,560

		114,145

Portugal — 0.8%
EDP - Energias de Portugal SA	17,233	63,084
Galp Energia SGPS SA	3,505	54,566
Jeronimo Martins SGPS SA	677	10,924

		128,574

Russia — 0.8%
Evraz plc	8,441	66,117
Polymetal International plc	5,715	68,825

		134,942

South Africa — 0.4%
Anglo American plc	2,618	64,152

Spain — 5.1%
Acciona SA	305	32,476
Acerinox SA	3,974	33,202
ACS Actividades de Construccion y Servicios SA	1,395	56,367
Aena SME SA(b)	173	31,362
Amadeus IT Group SA	782	61,111
Enagas SA	2,291	49,976
Endesa SA	2,517	62,191
Grifols SA	2,240	72,595
Iberdrola SA	6,949	65,928
Industria de Diseno Textil SA	1,643	49,162
Merlin Properties Socimi SA, REIT	3,887	53,072
Naturgy Energy Group SA	2,200	55,728
Red Electrica Corp. SA	2,951	55,638
Repsol SA	3,958	62,777
Siemens Gamesa Renewable Energy SA	3,334	46,651
Telefonica SA	7,123	54,303

		842,539

Sweden — 7.5%
Alfa Laval AB	1,154	21,557
Atlas Copco AB, Class A	1,552	47,404
Boliden AB*	2,639	59,845
Castellum AB	1,863	37,820
Elekta AB, Class B	4,822	68,606
Essity AB, Class B	2,136	63,446
Fastighets AB Balder, Class B*	446	15,272
Hennes & Mauritz AB, Class B	4,076	71,065
Hexagon AB, Class B	1,203	58,288
ICA Gruppen AB	1,573	69,880
Industrivarden AB, Class C	830	18,032
Investor AB, Class B	671	31,904
Lundin Petroleum AB	2,014	63,348
Sandvik AB	3,200	49,106
Securitas AB, Class B	2,246	34,782
Skandinaviska Enskilda Banken AB, Class A	7,062	66,397
Skanska AB, Class B	1,762	32,898
SKF AB, Class B	1,298	21,291
Svenska Cellulosa AB SCA, Class B	5,360	44,488
Swedbank AB, Class A	2,711	36,918
Swedish Match AB	1,387	52,920
Swedish Orphan Biovitrum AB*	2,486	47,986
Tele2 AB, Class B	4,543	64,917
Telefonaktiebolaget LM Ericsson, Class B	6,428	56,240
Telia Co. AB	13,658	60,760
Trelleborg AB, Class B	1,484	20,435
Volvo AB, Class B	1,667	24,764

		1,240,369

Switzerland — 9.0%
ABB Ltd. (Registered)	1,491	28,146
Adecco Group AG (Registered)	362	19,750
Alcon, Inc.*	387	22,411
Baloise Holding AG (Registered)	198	35,762
Banque Cantonale Vaudoise (Registered)	20	14,874
Barry Callebaut AG (Registered)	1	1,951
Clariant AG (Registered)*	1,008	18,419
EMS-Chemie Holding AG (Registered)	95	59,373
Flughafen Zurich AG (Registered)	68	12,418
Geberit AG (Registered)	142	65,553
Georg Fischer AG (Registered)	28	24,135
Givaudan SA (Registered)	24	63,830
Glencore plc*	16,294	52,252
Helvetia Holding AG (Registered)	165	21,008
Logitech International SA (Registered)	1,400	57,575
Lonza Group AG (Registered)*	204	69,881
Nestle SA (Registered)	652	69,169
Novartis AG (Registered)	745	68,316
OC Oerlikon Corp. AG (Registered)	1,502	16,076
Pargesa Holding SA	293	21,991
Partners Group Holding AG	49	38,969
PSP Swiss Property AG (Registered)	115	13,789
Roche Holding AG	242	64,775
Schindler Holding AG	237	54,636
SGS SA (Registered)	21	51,859
Sika AG (Registered)	353	50,964
Sonova Holding AG (Registered)	282	64,848
STMicroelectronics NV	2,100	38,487
Straumann Holding AG (Registered)	76	62,001
Swiss Life Holding AG (Registered)	138	66,687
Swiss Prime Site AG (Registered)*	191	16,817
Swiss Re AG	256	24,790
Swisscom AG (Registered)	131	63,488
Temenos AG (Registered)*	361	63,552
Vifor Pharma AG	45	6,660
Zurich Insurance Group AG	194	67,479

		1,492,691

United Kingdom — 18.5%
3i Group plc	2,945	39,684
Admiral Group plc	506	13,307
AstraZeneca plc	820	70,843
Auto Trader Group plc(b)	8,276	54,328
AVEVA Group plc	683	32,996

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Barratt Developments plc	8,891	69,414
Bellway plc	1,705	61,458
Berkeley Group Holdings plc	1,254	58,979
BP plc	9,323	61,688
British American Tobacco plc	1,587	56,549
BT Group plc	19,363	45,355
Bunzl plc	1,986	51,764
Burberry Group plc	2,615	72,105
Compass Group plc	2,781	70,361
ConvaTec Group plc(b)	31,369	59,270
Croda International plc	979	55,611
Diageo plc	1,508	62,884
Experian plc	2,084	63,206
Fiat Chrysler Automobiles NV	2,464	33,009
GlaxoSmithKline plc	3,282	67,875
IMI plc	1,538	19,474
Imperial Brands plc	1,063	26,979
Inchcape plc	3,579	27,114
Informa plc	5,210	55,162
InterContinental Hotels Group plc	303	21,051
International Consolidated Airlines Group SA	6,406	32,963
Intertek Group plc	654	45,273
ITV plc	22,625	30,389
J Sainsbury plc	16,106	38,433
Johnson Matthey plc	1,154	44,997
Kingfisher plc	12,584	33,975
Legal & General Group plc	15,504	49,168
Marks & Spencer Group plc	12,387	31,134
Meggitt plc	7,305	52,715
Micro Focus International plc	2,198	46,299
Mondi plc	2,444	53,244
National Grid plc	5,867	60,132
Next plc	861	63,378
Pearson plc	5,855	62,001
Pennon Group plc	2,534	22,101
Persimmon plc	2,036	49,676
Reckitt Benckiser Group plc	792	61,224
RELX plc	2,705	64,158
Rentokil Initial plc	11,864	62,682
Rightmove plc	8,580	54,876
Royal Mail plc	8,080	20,605
Sage Group plc (The)	6,649	57,982
Segro plc, REIT	6,215	57,665
Severn Trent plc	29	709
Smith & Nephew plc	2,987	67,622
Smiths Group plc	1,649	32,795
SSE plc	4,065	54,193
Tate & Lyle plc	6,872	62,938
Taylor Wimpey plc	30,022	58,823
Tesco plc	17,321	46,918
Unilever NV	1,049	60,804
Unilever plc	1,033	62,148
United Utilities Group plc	6,221	59,457
Vodafone Group plc	29,571	53,819
Whitbread plc	1,022	56,142
Wm Morrison Supermarkets plc	16,607	39,215
WPP plc	4,290	50,534

		3,051,653

United States — 0.9%
Carnival plc	851	38,413
Ferguson plc	708	52,684
QIAGEN NV*	1,340	50,863

		141,960

TOTAL COMMON STOCKS (Cost $17,277,414)		16,137,872

SHORT-TERM INVESTMENTS — 0.0%(c)
INVESTMENT COMPANIES — 0.0%(c)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(d)(e)(Cost $3,938)	3,938	3,938

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)(Cost $45,320)	45,320	45,320

Total Investments — 98.1% (Cost $17,326,672)		16,187,130
Other Assets Less Liabilities — 1.9%		313,833

Net Assets — 100.0%		16,500,963

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Insurance	5.9%
Chemicals	5.7
Pharmaceuticals	5.5
Health Care Equipment & Supplies	5.0
Oil, Gas & Consumable Fuels	4.8
Electric Utilities	4.4
Diversified Telecommunication Services	3.9
Metals & Mining	3.8
Textiles, Apparel & Luxury Goods	3.1
Media	3.1
Multi-Utilities	2.9
Food & Staples Retailing	2.6
Machinery	2.5
Food Products	2.1
Professional Services	2.0
Software	2.0
Household Durables	1.9
Beverages	1.8
Hotels, Restaurants & Leisure	1.8
Aerospace & Defense	1.7
Banks	1.5
Real Estate Management & Development	1.5
Electrical Equipment	1.5

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Gas Utilities	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Construction & Engineering	1.4
Paper & Forest Products	1.3
Automobiles	1.2
Life Sciences Tools & Services	1.2
Personal Products	1.1
Commercial Services & Supplies	1.1
Household Products	1.1
IT Services	1.1
Specialty Retail	1.1
Semiconductors & Semiconductor Equipment	1.0
Others (each less than 1.0%)	14.6
Short-Term Investments	0.0	(f)

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $43,012.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
(f)	Amount rounds to less than 0.1%.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	6	09/2019	EUR	228,984	3,962
FTSE 100 Index	1	09/2019	GBP	91,394	2,555

					6,517

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$128,794	$—	$128,794
Austria	—	141,707	—	141,707
Belgium	—	289,885	—	289,885
Chile	—	59,652	—	59,652
Denmark	—	720,367	—	720,367
Finland	66,118	557,432	—	623,550
France	435,532	2,133,987	—	2,569,519
Germany	217,784	1,725,896	—	1,943,680
Ireland	—	65,732	—	65,732
Italy	18,004	922,797	—	940,801
Jordan	—	70,029	—	70,029
Kazakhstan	—	46,295	—	46,295
Luxembourg	82,748	70,218	—	152,966
Netherlands	—	803,683	—	803,683
Norway	—	370,187	—	370,187
Poland	—	114,145	—	114,145
Portugal	—	128,574	—	128,574
Russia	—	134,942	—	134,942
South Africa	—	64,152	—	64,152
Spain	—	842,539	—	842,539
Sweden	69,880	1,170,489	—	1,240,369

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$—	$1,492,691	$—	$1,492,691
United Kingdom	42,706	3,008,947	—	3,051,653
United States	—	141,960	—	141,960

Total Common Stocks	932,772	15,205,100	—	16,137,872

Short-Term Investments
Investment Companies	3,938	—	—	3,938
Investment of cash collateral from securities loaned	45,320	—	—	45,320

Total Investments in Securities	$982,030	$15,205,100	$—	$16,187,130

Appreciation in Other Financial Instruments
Futures Contracts	$6,517	$—	$—	$6,517

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	$—	$2,825,052	$2,779,732	$—	$—	$45,320	45,320	$4,084	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	—	468,833	464,895	—	—	3,938	3,938	81	—

Total	$—	$3,293,885	$3,244,627	$—	$—	$49,258		$4,165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 9.7%
AGL Energy Ltd.	27,068	387,918
Alumina Ltd.	179,026	283,822
Ansell Ltd.	16,046	305,257
APA Group	37,736	284,226
Aristocrat Leisure Ltd.	10,549	219,515
ASX Ltd.	7,183	434,506
Aurizon Holdings Ltd.	71,795	281,847
BHP Group Ltd.	15,603	429,561
BlueScope Steel Ltd.	2,968	26,196
Boral Ltd.	17,583	61,622
Brambles Ltd.	38,506	344,433
Caltex Australia Ltd.	13,351	245,566
CIMIC Group Ltd.	5,995	149,644
Cochlear Ltd.	2,939	441,584
Coles Group Ltd.*	2,747	26,671
Commonwealth Bank of Australia	5,315	298,286
Computershare Ltd.	7,248	78,078
Crown Resorts Ltd.	20,099	162,508
CSL Ltd.	2,866	447,218
CSR Ltd.	54,096	147,907
Dexus, REIT	45,663	408,408
Evolution Mining Ltd.	28,088	95,330
Flight Centre Travel Group Ltd.	5,747	180,738
Fortescue Metals Group Ltd.	73,075	411,428
GPT Group (The), REIT	101,709	431,727
Harvey Norman Holdings Ltd.	63,743	190,892
Incitec Pivot Ltd.	53,032	125,911
Insurance Australia Group Ltd.	10,695	62,991
Macquarie Group Ltd.	3,687	322,683
Mirvac Group, REIT	196,406	431,563
Newcrest Mining Ltd.	6,237	150,531
Oil Search Ltd.	26,986	130,676
Origin Energy Ltd.	17,634	95,420
Qantas Airways Ltd.	92,147	358,727
Ramsay Health Care Ltd.	6,836	339,659
Rio Tinto Ltd.	5,867	392,663
Rio Tinto plc	5,061	285,802
Santos Ltd.	52,288	257,632
Scentre Group, REIT	105,493	287,377
SEEK Ltd.	5,412	77,048
Sonic Healthcare Ltd.	22,491	430,453
South32 Ltd.	141,301	300,655
Star Entertainment Grp Ltd. (The)	63,947	180,487
Suncorp Group Ltd.	11,251	103,698
Sydney Airport	56,322	321,478
Telstra Corp. Ltd.	127,285	345,111
Transurban Group	37,622	398,736
Treasury Wine Estates Ltd.	15,283	183,762
Wesfarmers Ltd.	15,874	425,107
Woodside Petroleum Ltd.	16,661	392,883
Woolworths Group Ltd.	18,748	457,083
WorleyParsons Ltd.	9,091	99,615

		13,732,639

Austria — 0.2%
OMV AG	5,837	292,066

Belgium — 0.9%
Ageas	4,827	259,145
Colruyt SA	4,312	224,682
Groupe Bruxelles Lambert SA	2,612	246,245
Proximus SADP	9,259	263,991
Solvay SA	1,286	131,680
UCB SA	1,939	151,196

		1,276,939

Bermuda — 0.3%
RenaissanceRe Holdings Ltd.	2,241	405,957

Canada — 3.7%
Alimentation Couche-Tard, Inc., Class B	1,452	89,004
BCE, Inc.	6,604	298,426
Canadian Imperial Bank of Commerce	842	66,241
Canadian Tire Corp. Ltd., Class A	1,200	131,029
CGI, Inc.*	2,821	217,122
Fortis, Inc.	9,283	365,890
Husky Energy, Inc.	22,123	171,647
Hydro One Ltd.(a)	12,121	214,078
Imperial Oil Ltd.	7,872	215,559
Inter Pipeline Ltd.	11,367	191,287
Loblaw Cos. Ltd.	5,824	302,188
Metro, Inc.	11,075	433,165
National Bank of Canada	4,845	234,504
Pembina Pipeline Corp.	4,829	175,224
RioCan, REIT	9,081	179,033
Rogers Communications, Inc., Class B	7,667	397,989
Shaw Communications, Inc., Class B	10,544	206,678
Suncor Energy, Inc.	7,168	205,677
Teck Resources Ltd., Class B	11,317	231,519
TELUS Corp.	10,326	371,166
Thomson Reuters Corp.	6,413	430,708
Toronto-Dominion Bank (The)	1,962	114,690

		5,242,824

Chile — 0.0%(b)
Antofagasta plc	817	9,218

China — 0.8%
China Mengniu Dairy Co. Ltd.*	103,000	415,610
Lenovo Group Ltd.	300,000	241,396
Semiconductor Manufacturing International Corp.*	294,700	347,121
Xinyi Solar Holdings Ltd.	376,000	206,421

		1,210,548

Denmark — 0.8%
Carlsberg A/S, Class B	2,522	344,479
Chr Hansen Holding A/S	3,913	341,671
H Lundbeck A/S	2,466	95,064
Orsted A/S(a)	3,655	333,172

		1,114,386

Finland — 1.0%
Elisa OYJ	6,976	328,049

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Finland — continued
Fortum OYJ	7,848	180,030
Kesko OYJ, Class B	1,385	83,872
Neste OYJ	12,084	399,936
Sampo OYJ, Class A	2,108	87,532
Stora Enso OYJ, Class R	13,881	159,859
UPM-Kymmene OYJ	5,366	144,641

		1,383,919

France — 3.8%
Alstom SA(c)	2,822	121,540
Arkema SA	2,730	245,715
Atos SE	1,796	144,418
Bouygues SA	3,544	126,872
Capgemini SE	3,364	427,108
Casino Guichard Perrachon SA(c)	4,216	155,882
Danone SA	3,346	290,395
Dassault Systemes SE	2,712	412,540
Eiffage SA	2,831	279,738
Eutelsat Communications SA	10,921	208,773
Faurecia SE	2,726	129,001
Lagardere SCA	7,311	165,195
Orange SA	11,269	167,035
Pernod Ricard SA	1,915	336,051
Peugeot SA	15,301	361,149
Sanofi	3,394	282,828
SCOR SE	3,637	149,461
Sodexo SA	2,517	288,802
Thales SA	3,358	378,359
TOTAL SA	5,484	284,237
Vinci SA	1,715	176,411
Vivendi SA	10,191	283,056

		5,414,566

Germany — 1.9%
Covestro AG(a)	2,605	117,488
Deutsche Lufthansa AG (Registered)	11,399	180,652
Deutsche Telekom AG (Registered)	18,146	297,251
Evonik Industries AG	6,179	175,834
Fraport AG Frankfurt Airport Services Worldwide	3,333	278,349
Fresenius Medical Care AG & Co. KGaA	3,771	261,182
Fresenius SE & Co. KGaA	4,673	233,497
Hannover Rueck SE	2,725	424,926
Merck KGaA	983	100,260
SAP SE	3,312	404,846
Telefonica Deutschland Holding AG	42,947	108,444
Uniper SE	3,840	118,308

		2,701,037

Hong Kong — 4.2%
ASM Pacific Technology Ltd.	25,800	301,735
Cathay Pacific Airways Ltd.	74,000	104,366
CK Hutchison Holdings Ltd.	40,260	376,229
CK Infrastructure Holdings Ltd.	27,000	209,332
CLP Holdings Ltd.	36,000	391,415
Hang Seng Bank Ltd.	16,300	387,415
Henderson Land Development Co. Ltd.	16,300	84,306
Hong Kong & China Gas Co. Ltd.	184,531	407,463
Hutchison Port Holdings Trust	476,900	104,268
Jardine Matheson Holdings Ltd.	4,800	291,340
Jardine Strategic Holdings Ltd.	5,200	178,263
Johnson Electric Holdings Ltd.	12,500	22,498
Link, REIT	34,000	395,460
MTR Corp. Ltd.	67,000	439,686
New World Development Co. Ltd.	253,000	356,222
PCCW Ltd.	243,000	138,584
Power Assets Holdings Ltd.	32,000	228,713
Sun Hung Kai Properties Ltd.	14,500	233,673
Swire Pacific Ltd., Class A	30,000	341,942
Techtronic Industries Co. Ltd.	43,000	319,776
WH Group Ltd.(a)	405,000	394,215
Xinyi Glass Holdings Ltd.	248,000	249,993

		5,956,894

Israel — 0.3%
Check Point Software Technologies Ltd.*	3,461	387,459

Italy — 1.1%
Buzzi Unicem SpA	3,102	63,042
Enel SpA	51,228	350,432
Eni SpA	16,315	254,861
Italgas SpA	47,527	300,312
Recordati SpA	5,897	264,096
Terna Rete Elettrica Nazionale SpA	56,730	345,479

		1,578,222

Japan — 22.2%
Advantest Corp.	17,400	670,054
Aisin Seiki Co. Ltd.	4,700	152,741
ANA Holdings, Inc.	8,000	268,516
Aozora Bank Ltd.	8,200	187,924
Asahi Kasei Corp.	19,900	202,440
Astellas Pharma, Inc.	23,000	325,954
Bandai Namco Holdings, Inc.	5,100	274,172
Bridgestone Corp.	4,500	168,932
Brother Industries Ltd.	17,800	315,157
Canon, Inc.	12,400	336,304
Capcom Co. Ltd.	16,000	334,092
Central Japan Railway Co.	1,900	381,924
Chubu Electric Power Co., Inc.	24,500	345,851
Chugoku Electric Power Co., Inc. (The)	17,900	223,379
COMSYS Holdings Corp.	6,300	158,953
Cosmo Energy Holdings Co. Ltd.	8,400	173,148
Credit Saison Co. Ltd.	8,400	102,120
Dai Nippon Printing Co. Ltd.	3,900	81,801
Daiichi Sankyo Co. Ltd.	8,500	516,520
Daito Trust Construction Co. Ltd.	100	12,895
Daiwa Securities Group, Inc.	19,800	85,368
DIC Corp.	7,800	210,441
Dowa Holdings Co. Ltd.	4,200	132,643
Ebara Corp.	4,000	107,496
Electric Power Development Co. Ltd.	8,600	192,521
FamilyMart UNY Holdings Co. Ltd.	13,000	277,547
Fast Retailing Co. Ltd.	400	239,930
Fuji Electric Co. Ltd.	5,600	171,079
FUJIFILM Holdings Corp.	8,600	407,627
Fujikura Ltd.	15,400	56,334

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Fujitsu Ltd.	800	62,431
Goldwin, Inc.	600	82,519
GungHo Online Entertainment, Inc.	3,580	94,458
Hankyu Hanshin Holdings, Inc.	6,000	210,650
Hikari Tsushin, Inc.	2,100	463,002
Hitachi Chemical Co. Ltd.	3,600	98,443
Hitachi High-Technologies Corp.	5,400	272,091
Hokuriku Electric Power Co.	9,100	65,171
Honda Motor Co. Ltd.	9,600	238,853
Hoya Corp.	2,200	168,700
Idemitsu Kosan Co. Ltd.	14,492	399,362
ITOCHU Corp.	22,500	428,417
Japan Airlines Co. Ltd.	11,600	363,258
Japan Petroleum Exploration Co. Ltd.	4,400	95,797
Japan Post Holdings Co. Ltd.	36,800	360,733
Japan Tobacco, Inc.	3,300	72,711
JXTG Holdings, Inc.	78,700	370,349
Kaneka Corp.	5,600	207,914
Kansai Electric Power Co., Inc. (The)	23,400	288,980
Kawasaki Kisen Kaisha Ltd.*	2,200	28,105
KDDI Corp.	15,200	396,591
Keisei Electric Railway Co. Ltd.	8,900	327,141
Kirin Holdings Co. Ltd.	11,800	255,922
K’s Holdings Corp.	13,100	119,447
Kuraray Co. Ltd.	18,000	212,882
Kyushu Electric Power Co., Inc.	19,600	194,752
Lawson, Inc.	1,300	64,963
Marubeni Corp.	55,400	359,135
Mitsubishi Corp.	15,700	421,581
Mitsubishi Gas Chemical Co., Inc.	7,200	95,814
Mitsubishi Heavy Industries Ltd.	5,400	222,756
Mitsubishi Tanabe Pharma Corp.	13,600	153,543
Mitsui & Co. Ltd.	21,700	352,774
Mitsui Chemicals, Inc.	3,100	70,889
Mochida Pharmaceutical Co. Ltd.	8,000	336,026
MS&AD Insurance Group Holdings, Inc.	8,400	275,340
NEC Corp.	4,200	171,693
NH Foods Ltd.	2,100	77,885
Nihon M&A Center, Inc.	7,900	212,001
Nikon Corp.	18,600	251,132
Nippon Express Co. Ltd.	500	28,180
Nippon Kayaku Co. Ltd.	16,400	192,832
Nippon Paper Industries Co. Ltd.	14,100	248,600
Nippon Shokubai Co. Ltd.	4,100	266,110
Nippon Telegraph & Telephone Corp.	6,700	302,378
Nipro Corp.	15,400	170,724
Nissan Chemical Corp.	2,100	91,836
Nissin Foods Holdings Co. Ltd.	2,200	136,557
Nomura Real Estate Holdings, Inc.	15,300	309,825
Nomura Research Institute Ltd.	18,800	332,868
NTT Data Corp.	23,800	312,501
NTT DOCOMO, Inc.	17,300	414,809
Oji Holdings Corp.	40,900	211,504
Oriental Land Co. Ltd.	1,700	224,307
Osaka Gas Co. Ltd.	15,400	282,907
Otsuka Corp.	9,300	366,718
Rakuten, Inc.	21,100	215,203
Resona Holdings, Inc.	66,700	271,913
Sankyo Co. Ltd.	7,200	247,874
Sawai Pharmaceutical Co. Ltd.	4,400	242,758
SBI Holdings, Inc.	9,000	204,624
SCSK Corp.	5,300	251,626
Secom Co. Ltd.	1,700	133,231
Sekisui Chemical Co. Ltd.	20,700	305,968
Sekisui House Ltd.(c)	25,400	427,060
Shimamura Co. Ltd.	1,800	127,276
Shimizu Corp.	13,000	104,615
Shionogi & Co. Ltd.	6,600	365,409
Showa Denko KK	10,600	284,369
Skylark Holdings Co. Ltd.	13,200	230,341
SoftBank Group Corp.	2,200	112,328
Sojitz Corp.	115,200	359,918
Sony Corp.	8,400	477,741
Square Enix Holdings Co. Ltd.	1,100	37,521
Sumitomo Chemical Co. Ltd.	38,300	174,656
Sumitomo Corp.	12,700	188,451
Sumitomo Dainippon Pharma Co. Ltd.	14,300	262,614
Sumitomo Mitsui Financial Group, Inc.	7,800	272,764
Sumitomo Mitsui Trust Holdings, Inc.	7,400	252,920
Sumitomo Osaka Cement Co. Ltd.	6,500	248,241
Suzuken Co. Ltd.	6,600	363,706
Taisei Corp.	1,200	41,401
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	183,001
Teijin Ltd.	14,900	257,780
Terumo Corp.	14,000	407,475
Tohoku Electric Power Co., Inc.	17,600	176,103
Tokio Marine Holdings, Inc.	8,200	435,265
Tokyo Broadcasting System Holdings, Inc.	14,100	239,012
Tokyo Electric Power Co. Holdings, Inc.*	69,800	335,763
Tokyo Gas Co. Ltd.	11,000	274,579
Tokyo Tatemono Co. Ltd.	10,300	120,181
Tokyu Corp.	7,900	138,336
Tokyu Fudosan Holdings Corp.	4,500	26,033
Toppan Printing Co. Ltd.	15,800	256,811
Toyo Suisan Kaisha Ltd.	8,300	333,769
Toyota Industries Corp.	6,100	316,678
Toyota Motor Corp.	7,300	471,677
Trend Micro, Inc.	1,200	52,322
Tsumura & Co.	8,100	223,205
Ube Industries Ltd.	14,300	297,733
West Japan Railway Co.	1,600	130,971
Yamada Denki Co. Ltd.	57,100	251,866
Yokohama Rubber Co. Ltd. (The)	11,900	218,946

		31,302,764

Macau — 0.7%
Galaxy Entertainment Group Ltd.	37,000	251,870
Sands China Ltd.	78,252	375,599
SJM Holdings Ltd.	91,000	98,788

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Macau — continued
Wynn Macau Ltd.(c)	93,097	208,894

		935,151

Netherlands — 2.0%
Aegon NV	34,683	170,915
Heineken Holding NV	2,560	258,682
Koninklijke Ahold Delhaize NV	16,180	367,495
Koninklijke DSM NV	2,994	370,921
Koninklijke KPN NV	108,569	309,579
Koninklijke Philips NV	7,765	364,261
NN Group NV	7,068	265,552
Royal Dutch Shell plc, Class A	10,878	342,608
Wolters Kluwer NV	5,847	423,822

		2,873,835

New Zealand — 0.3%
Contact Energy Ltd.	36,756	187,527
Spark New Zealand Ltd.	118,130	307,935

		495,462

Norway — 1.0%
Aker BP ASA	2,551	72,190
Equinor ASA	11,786	211,327
Mowi ASA	17,572	422,306
Orkla ASA	23,641	201,083
Telenor ASA	16,595	336,264
Yara International ASA	3,418	160,131

		1,403,301

Portugal — 0.4%
EDP — Energias de Portugal SA	88,928	325,531
Galp Energia SGPS SA	11,686	181,929

		507,460

Russia — 0.1%
Evraz plc	13,774	107,889

Singapore — 2.0%
CapitaLand Mall Trust, REIT	191,900	364,702
ComfortDelGro Corp. Ltd.	178,700	350,250
DBS Group Holdings Ltd.	6,600	125,841
Genting Singapore Ltd.	97,900	65,149
Golden Agri-Resources Ltd.	513,700	109,722
Keppel Corp. Ltd.	76,700	354,410
Sembcorp Industries Ltd.	81,100	137,219
Singapore Airlines Ltd.	28,800	201,635
Singapore Press Holdings Ltd.	103,900	166,129
Singapore Telecommunications Ltd.	51,400	123,988
United Overseas Bank Ltd.	9,400	179,096
Venture Corp. Ltd.	18,300	204,218
Wilmar International Ltd.	150,100	433,883

		2,816,242

South Africa — 0.3%
Anglo American plc	15,885	389,252

South Korea — 7.7%
Celltrion Healthcare Co. Ltd.*	2,545	98,445
Celltrion, Inc.*	2,554	364,522
CJ CheilJedang Corp.	736	176,828
Doosan Infracore Co. Ltd.*	16,843	87,648
E-MART, Inc.	447	45,821
Fila Korea Ltd.	1,274	72,090
GS Engineering & Construction Corp.	7,851	223,608
GS Holdings Corp.	4,991	211,452
Hankook Tire & Technology Co. Ltd.	6,594	172,221
Hanmi Pharm Co. Ltd.	223	54,305
Hanmi Science Co. Ltd.	2,358	93,120
Hanon Systems	13,075	128,589
Hanwha Aerospace Co. Ltd.*	5,125	138,856
Hanwha Chemical Corp.	10,037	157,063
Hyosung TNC Co. Ltd.	143	17,303
Hyundai Construction Equipment Co. Ltd.	420	10,975
Hyundai Engineering & Construction Co. Ltd.	6,639	239,487
Hyundai Mobis Co. Ltd.	1,880	380,421
Hyundai Motor Co.	2,978	316,792
Hyundai Steel Co.	3,742	121,953
Industrial Bank of Korea	19,017	210,643
Kakao Corp.	3,898	415,241
Kia Motors Corp.	12,332	454,249
Korea Gas Corp.	2,997	107,885
Korea Zinc Co. Ltd.	402	149,776
Korean Air Lines Co. Ltd.	9,443	202,793
KT&G Corp.	4,439	360,461
LG Corp.	3,810	227,679
LG Display Co. Ltd.*	7,393	89,827
LG Electronics, Inc.	2,368	129,670
LG Household & Health Care Ltd.	270	285,883
LG Uplus Corp.	26,395	289,050
Lotte Chemical Corp.	705	137,779
LOTTE Fine Chemical Co. Ltd.	2,224	90,918
NAVER Corp.	2,817	326,820
NCSoft Corp.	739	300,760
Netmarble Corp.*(a)	700	53,371
POSCO	1,240	233,718
Samsung Biologics Co. Ltd.*(a)	1,079	253,650
Samsung C&T Corp.	793	61,125
Samsung Electro-Mechanics Co. Ltd.	2,592	198,709
Samsung Electronics Co. Ltd.	11,418	432,454
Samsung Engineering Co. Ltd.*	13,650	188,318
Samsung SDS Co. Ltd.	1,407	246,099
Shinsegae, Inc.	589	125,280
SK Holdings Co. Ltd.	1,639	304,751
SK Hynix, Inc.	7,432	475,753
SK Innovation Co. Ltd.	2,106	302,609
SK Telecom Co. Ltd.	1,602	335,349
SKC Co. Ltd.	4,315	153,212
S-Oil Corp.	1,796	141,888
Woori Financial Group, Inc.	28,745	317,550
Yuhan Corp.	623	113,469

		10,828,238

Spain — 2.3%
Acciona SA	1,654	176,116
ACS Actividades de Construccion y Servicios SA	5,594	226,035
Aena SME SA(a)	1,837	333,015
Amadeus IT Group SA	5,281	412,694

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Spain — continued
Enagas SA	12,144	264,911
Grifols SA	8,024	260,047
Iberdrola SA	43,373	411,497
Naturgy Energy Group SA	13,498	341,916
Red Electrica Corp. SA	12,965	244,440
Repsol SA	20,097	318,755
Telefonica SA	34,023	259,378

		3,248,804

Sweden — 2.3%
Boliden AB*	9,717	220,355
Hennes & Mauritz AB, Class B	11,938	208,140
Hexagon AB, Class B	6,915	335,048
Investor AB, Class B	7,314	347,755
Lundin Petroleum AB	5,722	179,978
Securitas AB, Class B	21,830	338,066
Skanska AB, Class B	15,158	283,015
Svenska Cellulosa AB SCA, Class B	5,393	44,762
Swedish Match AB	9,024	344,302
Tele2 AB, Class B	29,582	422,709
Telia Co. AB	85,741	381,432
Trelleborg AB, Class B	9,884	136,103

		3,241,665

Switzerland — 2.0%
Alcon, Inc.*	685	39,668
Baloise Holding AG (Registered)	2,074	374,599
Barry Callebaut AG (Registered)	83	161,930
Clariant AG (Registered)*	7,458	136,281
Kuehne + Nagel International AG (Registered)	231	34,013
Logitech International SA (Registered)	4,176	171,737
Lonza Group AG (Registered)*	187	64,057
Novartis AG (Registered)	3,431	314,619
Roche Holding AG	285	76,285
Sonova Holding AG (Registered)	1,837	422,430
Straumann Holding AG (Registered)	37	30,185
Swiss Life Holding AG (Registered)	899	434,432
Swiss Prime Site AG (Registered)*	1,332	117,275
Swisscom AG (Registered)	660	319,864
Vifor Pharma AG	497	73,559

		2,770,934

United Kingdom — 3.7%
Amcor plc, CHDI	21,000	222,207
Auto Trader Group plc(a)	10,375	68,108
Barratt Developments plc	15,779	123,190
Bellway plc	2,659	95,845
BP plc	47,317	313,085
BT Group plc	57,153	133,873
Bunzl plc	2,080	54,214
Burberry Group plc	4,809	132,602
Coca-Cola European Partners plc	7,355	406,584
International Consolidated Airlines Group SA	23,547	121,166
Land Securities Group plc, REIT	7,031	68,044
Linde plc	2,257	431,719
Micro Focus International plc	3,961	83,435
Mondi plc	6,660	145,093
Pearson plc	24,251	256,803
Persimmon plc	2,599	63,412
Rentokil Initial plc	42,362	223,816
Royal Mail plc	44,027	112,276
Sage Group plc (The)	31,990	278,966
Segro plc, REIT	34,184	317,171
Smith & Nephew plc	17,554	397,402
Tate & Lyle plc	29,934	274,153
Taylor Wimpey plc	75,209	147,360
United Utilities Group plc	22,397	214,059
Vodafone Group plc	159,212	289,763
Wm Morrison Supermarkets plc	102,931	243,055

		5,217,401

United States — 23.9%
AbbVie, Inc.	1,376	91,669
AES Corp.	13,420	225,322
AGNC Investment Corp., REIT	15,445	264,727
Air Products & Chemicals, Inc.	2,002	456,997
Alaska Air Group, Inc.	3,829	242,605
Alleghany Corp.*	593	406,638
Allstate Corp. (The)(c)	1,407	151,112
Amdocs Ltd.	979	62,646
Ameren Corp.	5,556	420,534
American Electric Power Co., Inc.	4,039	354,665
American Water Works Co., Inc.	198	22,726
Annaly Capital Management, Inc., REIT	2,129	20,332
ANSYS, Inc.*	2,270	461,082
Anthem, Inc.	1,408	414,811
Ashland Global Holdings, Inc.	4,253	338,028
Assurant, Inc.	1,412	160,064
AT&T, Inc.	12,370	421,199
Avangrid, Inc.	3,280	165,804
Avery Dennison Corp.	3,824	439,263
Avnet, Inc.	5,975	271,384
Axis Capital Holdings Ltd.	4,423	281,612
Baxter International, Inc.	4,936	414,476
Becton Dickinson and Co.	815	206,032
Broadridge Financial Solutions, Inc.	3,260	414,411
Brown & Brown, Inc.	5,044	181,231
Carnival Corp.	4,902	231,521
Celanese Corp.(c)	4,239	475,489
CenterPoint Energy, Inc.	9,284	269,329
CenturyLink, Inc.(c)	21,992	265,883
CF Industries Holdings, Inc.	10,127	501,894
Chevron Corp.	3,462	426,207
Church & Dwight Co., Inc.	5,476	413,109
Cigna Corp.	1,485	252,331
Cincinnati Financial Corp.	4,053	435,008
Cintas Corp.(c)	1,837	478,428
Cisco Systems, Inc.	4,089	226,531
CMS Energy Corp.	6,203	361,139
CNA Financial Corp.	4,130	197,786
Commerce Bancshares, Inc.(c)	5,274	320,817
ConocoPhillips	4,608	272,241
Consolidated Edison, Inc.	2,344	199,146
Constellation Brands, Inc., Class A	1,257	247,403
CSX Corp.	2,047	144,109
Darden Restaurants, Inc.	3,503	425,825
DTE Energy Co.	3,248	412,853
Eastman Chemical Co.	3,959	298,311

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United States — continued
Everest Re Group Ltd.	884	218,030
Eversource Energy	5,519	418,671
Exelon Corp.	3,232	145,634
Fidelity National Information Services, Inc.	3,387	451,318
Foot Locker, Inc.	6,496	266,726
Garmin Ltd.	5,041	396,172
Gentex Corp.	13,984	383,441
Genuine Parts Co.	2,746	266,692
Hasbro, Inc.	4,104	497,241
HCP, Inc., REIT	5,444	173,827
Henry Schein, Inc.*	748	49,772
HollyFrontier Corp.	5,733	285,331
Hormel Foods Corp.(c)	9,133	374,362
IAC/InterActiveCorp*	1,652	394,911
Ingredion, Inc.	225	17,390
Intel Corp.	7,992	403,996
International Paper Co.	4,975	218,452
Interpublic Group of Cos., Inc. (The)	6,682	153,151
Intuit, Inc.	570	158,067
IQVIA Holdings, Inc.*	3,000	477,510
JM Smucker Co. (The)	2,872	319,338
Johnson & Johnson	2,802	364,876
Kinder Morgan, Inc.	14,848	306,166
Kohl’s Corp.	1,643	88,492
L3Harris Technologies, Inc.	4,364	905,966
Laboratory Corp. of America Holdings*	63	10,554
Lam Research Corp.	1,999	417,011
Leggett & Platt, Inc.	4,143	165,596
LyondellBasell Industries NV, Class A	1,397	116,915
ManpowerGroup, Inc.	1,319	120,491
Marathon Petroleum Corp.	1,529	86,220
McCormick & Co., Inc. (Non-Voting)	2,611	413,948
MDU Resources Group, Inc.	8,225	219,936
Merck & Co., Inc.	2,869	238,098
Molson Coors Brewing Co., Class B	4,014	216,716
NextEra Energy, Inc.	731	151,441
NVR, Inc.*	128	428,050
Old Republic International Corp.	14,533	331,498
Pfizer, Inc.	8,908	345,987
Phillips 66	2,058	211,068
Pinnacle West Capital Corp.	4,339	395,804
PPG Industries, Inc.	1,050	123,260
Procter & Gamble Co. (The)	3,000	354,120
Public Service Enterprise Group, Inc.	2,938	167,907
PulteGroup, Inc.	11,259	354,771
Quest Diagnostics, Inc.	2,969	303,076
Raytheon Co.	1,869	340,700
Republic Services, Inc.	4,817	427,027
Southwest Airlines Co.	7,028	362,153
Starbucks Corp.	5,358	507,349
TJX Cos., Inc. (The)	2,773	151,295
T-Mobile US, Inc.*	1,563	124,618
Toll Brothers, Inc.	5,561	200,029
Torchmark Corp.	4,765	435,140
Tyson Foods, Inc., Class A	561	44,599
United Airlines Holdings, Inc.*	516	47,426
UnitedHealth Group, Inc.	1,342	334,171
Universal Health Services, Inc., Class B	2,868	432,666
Valero Energy Corp.	2,691	229,408
Verizon Communications, Inc.	6,829	377,439
VMware, Inc., Class A	2,316	404,119
Walmart, Inc.	4,017	443,396
Walt Disney Co. (The)	2,699	385,984
Waters Corp.*	1,748	368,059
Westlake Chemical Corp.	675	45,610
WR Berkley Corp.	6,551	454,574
Xcel Energy, Inc.	7,107	423,648
Xylem, Inc.	5,490	440,792
Zimmer Biomet Holdings, Inc.	1,403	189,587

		33,822,518

TOTAL COMMON STOCKS (Cost $139,869,515)		140,667,590

SHORT-TERM INVESTMENTS — 0.0%(b)
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(d)(e)(Cost $39,064)	39,064	39,064

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	999,900	1,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	946,519	946,519

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,946,519)		1,946,519

Total Investments — 101.0% (Cost $141,855,098)		142,653,173
Liabilities in Excess of Other Assets — (1.0)%		(1,422,676)

Net Assets — 100.0%		141,230,497

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	5.9%
Chemicals	5.5
Electric Utilities	5.4
Insurance	4.9
Diversified Telecommunication Services	4.3

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Pharmaceuticals	3.6
Food Products	3.2
Metals & Mining	2.8
IT Services	2.6
Hotels, Restaurants & Leisure	2.6
Household Durables	2.5
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.5
Banks	2.3
Food & Staples Retailing	2.3
Equity Real Estate Investment Trusts (REITs)	2.1
Semiconductors & Semiconductor Equipment	2.0
Software	1.9
Wireless Telecommunication Services	1.7
Airlines	1.7
Multi-Utilities	1.7
Road & Rail	1.7
Auto Components	1.6
Commercial Services & Supplies	1.6
Gas Utilities	1.6
Beverages	1.6
Construction & Engineering	1.5
Trading Companies & Distributors	1.5
Technology Hardware, Storage & Peripherals	1.5
Investment of cash collateral from securities loaned	1.4
Industrial Conglomerates	1.4
Automobiles	1.3
Specialty Retail	1.3
Aerospace & Defense	1.2
Real Estate Management & Development	1.1
Entertainment	1.0
Machinery	1.0
Transportation Infrastructure	1.0
Media	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	10.7
Short-Term Investments	0.0	(f)

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $1,867,591.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
(f)	Amount rounds to less than 0.1%.
*	Non-income producing security.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	3	09/2019	USD	282,870	(966)
S&P 500 E-Mini Index	1	09/2019	USD	149,175	4,345

					3,379

Abbreviations

EAFE	Europe, Australasia, and Far East
USD	United States Dollar

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$13,732,639	$—	$13,732,639
Austria	—	292,066	—	292,066
Belgium	—	1,276,939	—	1,276,939
Chile	—	9,218	—	9,218
China	—	1,210,548	—	1,210,548
Denmark	—	1,114,386	—	1,114,386
Finland	328,049	1,055,870	—	1,383,919
France	735,079	4,679,487	—	5,414,566
Germany	108,444	2,592,593	—	2,701,037
Hong Kong	—	5,956,894	—	5,956,894
Italy	—	1,578,222	—	1,578,222
Japan	—	31,302,764	—	31,302,764
Macau	—	935,151	—	935,151
Netherlands	—	2,873,835	—	2,873,835
New Zealand	—	495,462	—	495,462
Norway	—	1,403,301	—	1,403,301

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$—	$507,460	$—	$507,460
Russia	—	107,889	—	107,889
Singapore	—	2,816,242	—	2,816,242
South Africa	—	389,252	—	389,252
South Korea	700,660	10,127,578	—	10,828,238
Spain	—	3,248,804	—	3,248,804
Sweden	—	3,241,665	—	3,241,665
Switzerland	—	2,770,934	—	2,770,934
United Kingdom	950,579	4,266,822	—	5,217,401
Other Common Stocks	39,858,758	—	—	39,858,758

Total Common Stocks	42,681,569	97,986,021	—	140,667,590

Short-Term Investments
Investment Companies	39,064	—	—	39,064
Investment of cash collateral from securities loaned	1,946,519	—	—	1,946,519

Total Investments in Securities	$44,667,152	$97,986,021	$—	$142,653,173

Appreciation in Other Financial Instruments
Futures Contracts	$4,345	$—	$—	$4,345

Depreciation in Other Financial Instruments
Futures Contracts	$(966)	$—	$—	$(966)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$3,000,000	$2,000,000	$—	$—	$1,000,000	999,900	$20,591	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	924,151	32,679,794	32,657,426	—	—	946,519	946,519	30,360	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	627,017	2,699,590	3,287,543	—	—	39,064	39,064	3,949	834

Total	$1,551,168	$38,379,384	$37,944,969	$—	$—	$1,985,583		$54,900	$834

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 10.8%
AGL Energy Ltd.	410,257	5,879,498
Alumina Ltd.	3,520,343	5,581,037
Ansell Ltd.	292,437	5,563,290
APA Group	603,735	4,547,308
Atlas Arteria Ltd.	239,988	1,337,592
Aurizon Holdings Ltd.	262,073	1,028,823
BHP Group Ltd.	140,541	3,869,186
BHP Group plc	216,565	5,163,676
Brambles Ltd.	245,312	2,194,297
Caltex Australia Ltd.	172,366	3,170,338
CIMIC Group Ltd.	49,854	1,244,432
Coca-Cola Amatil Ltd.	404,193	2,925,411
Cochlear Ltd.	41,576	6,246,782
Coles Group Ltd.*	107,948	1,048,087
Computershare Ltd.	242,323	2,610,369
Crown Resorts Ltd.	150,858	1,219,747
CSL Ltd.	39,976	6,237,950
CSR Ltd.	651,887	1,782,366
Dexus, REIT	654,623	5,854,923
Downer EDI Ltd.	689,195	3,386,013
GPT Group (The), REIT	1,463,002	6,210,048
Harvey Norman Holdings Ltd.(a)	798,646	2,391,720
Incitec Pivot Ltd.	328,817	780,689
Macquarie Group Ltd.	34,828	3,048,112
Metcash Ltd.	733,016	1,408,755
Mirvac Group, REIT	1,431,206	3,144,791
Oil Search Ltd.	715,491	3,464,669
Origin Energy Ltd.	881,096	4,767,751
Orora Ltd.	348,156	804,493
Qantas Airways Ltd.	1,134,499	4,416,591
Ramsay Health Care Ltd.	83,171	4,132,506
Rio Tinto Ltd.	84,360	5,645,992
Rio Tinto plc	94,278	5,324,019
Santos Ltd.	1,135,566	5,595,128
Sonic Healthcare Ltd.	322,348	6,169,388
Tabcorp Holdings Ltd.	1,617,415	4,961,731
Telstra Corp. Ltd.	1,758,676	4,768,340
TPG Telecom Ltd.	344,732	1,640,491
Vicinity Centres, REIT	2,642,540	4,706,936
Vocus Group Ltd.*	687,618	1,513,340
Wesfarmers Ltd.	196,715	5,268,039
Whitehaven Coal Ltd.	1,513,446	3,792,984
Woodside Petroleum Ltd.	237,540	5,601,427
WorleyParsons Ltd.	74,075	811,682

		161,260,747

Austria — 0.3%
OMV AG	52,955	2,649,710
voestalpine AG	49,453	1,305,527

		3,955,237

Belgium — 0.6%
Colruyt SA	78,639	4,097,581
Groupe Bruxelles Lambert SA	24,334	2,294,079
Proximus SADP	98,231	2,800,744

		9,192,404

Cambodia — 0.1%
NagaCorp Ltd.	872,000	1,310,733

Chile — 0.4%
Antofagasta plc	474,157	5,349,832

China — 1.0%
China Mengniu Dairy Co. Ltd.*	371,000	1,497,001
Lenovo Group Ltd.	4,220,000	3,395,640
Nexteer Automotive Group Ltd.(a)	989,760	1,028,653
Semiconductor Manufacturing International Corp.*	636,800	750,073
Tingyi Cayman Islands Holding Corp.	756,000	1,128,266
Uni-President China Holdings Ltd.	1,653,000	1,955,098
Want Want China Holdings Ltd.	2,257,000	1,755,382
Xinyi Solar Holdings Ltd.	7,102,400	3,899,168

		15,409,281

Denmark — 0.6%
Chr Hansen Holding A/S	55,981	4,888,089
Demant A/S*	52,515	1,547,209
DSV A/S	7,196	686,814
H Lundbeck A/S	26,153	1,008,190
ISS A/S	11,384	319,259

		8,449,561

Finland — 2.0%
Elisa OYJ	122,465	5,758,961
Fortum OYJ	232,234	5,327,364
Kesko OYJ, Class B	89,210	5,402,355
Neste OYJ	172,877	5,721,591
Nokian Renkaat OYJ	43,565	1,248,949
Orion OYJ, Class B	19,423	664,466
UPM-Kymmene OYJ	205,330	5,534,672

		29,658,358

France — 5.6%
Air Liquide SA	32,400	4,472,379
Arkema SA	36,401	3,276,294
Atos SE	24,942	2,005,610
Capgemini SE	50,270	6,382,498
Casino Guichard Perrachon SA(a)	30,260	1,118,827
Covivio, REIT	13,663	1,396,788
Dassault Aviation SA	718	985,584
Dassault Systemes SE	39,373	5,989,286
Eiffage SA	52,474	5,185,081
Electricite de France SA	88,576	1,096,500
Eutelsat Communications SA	48,924	935,263
Faurecia SE	19,483	921,985
Gecina SA, REIT	16,318	2,503,674
Ipsen SA	8,230	944,770
Lagardere SCA	157,398	3,556,467
Orange SA	238,412	3,533,857
Pernod Ricard SA	29,406	5,160,275
Peugeot SA	243,527	5,747,963
Safran SA	30,790	4,420,241
SCOR SE	105,920	4,352,721
Sodexo SA	7,175	823,264
Thales SA	27,520	3,100,787
TOTAL SA	92,248	4,781,231

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
France — continued
Vinci SA	45,311	4,660,858
Vivendi SA(a)	187,516	5,208,264

		82,560,467

Germany — 2.9%
Axel Springer SE(a)	54,419	3,756,154
Beiersdorf AG	3,908	452,890
Deutsche Lufthansa AG (Registered)	45,942	728,090
Deutsche Telekom AG (Registered)	281,945	4,618,562
Evonik Industries AG	139,057	3,957,096
Fraport AG Frankfurt Airport Services Worldwide	61,472	5,133,712
Fresenius Medical Care AG & Co. KGaA	58,145	4,027,169
Hannover Rueck SE	38,982	6,078,708
Hella GmbH & Co. KGaA	13,685	645,224
Infineon Technologies AG	183,718	3,402,855
Merck KGaA	13,470	1,373,858
SAP SE	47,377	5,791,178
Telefonica Deutschland Holding AG	679,037	1,714,614
Uniper SE	62,309	1,919,695

		43,599,805

Hong Kong — 5.8%
ASM Pacific Technology Ltd.	381,300	4,459,363
Cathay Pacific Airways Ltd.	1,222,000	1,723,453
CK Hutchison Holdings Ltd.	565,542	5,284,978
CK Infrastructure Holdings Ltd.	663,000	5,140,265
CLP Holdings Ltd.	516,500	5,615,719
First Pacific Co. Ltd.	1,122,000	467,792
Hong Kong & China Gas Co. Ltd.	2,655,103	5,862,736
Hutchison Port Holdings Trust	5,066,800	1,107,785
Jardine Matheson Holdings Ltd.	46,100	2,798,077
Jardine Strategic Holdings Ltd.	75,600	2,591,665
Link, REIT	492,000	5,722,543
Melco International Development Ltd.	280,000	681,293
MTR Corp. Ltd.	954,500	6,263,889
New World Development Co. Ltd.	1,396,000	1,965,555
PCCW Ltd.	7,779,000	4,436,392
Power Assets Holdings Ltd.	843,500	6,028,723
Swire Pacific Ltd., Class A	494,500	5,636,350
Swire Properties Ltd.	223,400	806,675
Techtronic Industries Co. Ltd.	866,000	6,440,142
WH Group Ltd.(b)	3,179,500	3,094,830
Wheelock & Co. Ltd.	281,000	1,768,285
Xinyi Glass Holdings Ltd.	4,674,000	4,711,561
Yue Yuen Industrial Holdings Ltd.	1,441,000	4,037,589

		86,645,660

Italy — 1.5%
Davide Campari-Milano SpA	598,194	5,563,430
Eni SpA	240,390	3,755,204
Italgas SpA	583,292	3,685,689
Recordati SpA	50,114	2,244,347
Snam SpA	383,359	1,882,204
Terna Rete Elettrica Nazionale SpA	903,123	5,499,905

		22,630,779

Japan — 24.3%
Advantest Corp.	155,500	5,988,130
Alfresa Holdings Corp.	192,100	4,631,524
ANA Holdings, Inc.	139,100	4,668,830
Aozora Bank Ltd.	132,300	3,031,987
Asahi Kasei Corp.	155,200	1,578,832
Astellas Pharma, Inc.	64,000	907,002
Bandai Namco Holdings, Inc.	60,800	3,268,566
Brother Industries Ltd.	84,400	1,494,341
Canon Marketing Japan, Inc.	143,800	2,754,399
Canon, Inc.	155,500	4,217,354
Capcom Co. Ltd.	283,500	5,919,687
Central Japan Railway Co.	27,900	5,608,256
Chubu Electric Power Co., Inc.	395,000	5,575,965
Chugoku Electric Power Co., Inc. (The)	414,800	5,176,396
COMSYS Holdings Corp.	231,500	5,840,882
Cosmo Energy Holdings Co. Ltd.	222,000	4,576,056
Dai Nippon Printing Co. Ltd.	71,900	1,508,071
Daicel Corp.	131,800	1,115,300
Daiwa Securities Group, Inc.	583,700	2,516,644
Denka Co. Ltd.	56,700	1,631,737
DIC Corp.	128,500	3,466,883
Electric Power Development Co. Ltd.	179,600	4,020,553
FamilyMart UNY Holdings Co. Ltd.	65,900	1,406,950
Fuji Media Holdings, Inc.	91,200	1,186,583
FUJIFILM Holdings Corp.	119,000	5,640,414
Gunma Bank Ltd. (The)	294,000	1,012,860
Hachijuni Bank Ltd. (The)	268,900	1,013,306
Hankyu Hanshin Holdings, Inc.	153,100	5,375,086
Hikari Tsushin, Inc.	23,900	5,269,398
Hitachi Capital Corp.	22,300	456,687
Hitachi High-Technologies Corp.	28,300	1,425,956
Hokuriku Electric Power Co.	17,000	121,747
Idemitsu Kosan Co. Ltd.	206,337	5,686,112
Iida Group Holdings Co. Ltd.	62,500	1,025,162
Inpex Corp.	51,000	447,288
ITOCHU Corp.	73,700	1,403,302
Itochu Techno-Solutions Corp.	235,200	6,029,359
Japan Airlines Co. Ltd.	170,000	5,323,603
Japan Petroleum Exploration Co. Ltd.	110,200	2,399,271
Japan Post Holdings Co. Ltd.	526,400	5,160,048
JXTG Holdings, Inc.	1,223,000	5,755,231
Kajima Corp.	38,000	488,714
Kaneka Corp.	90,900	3,374,892
Kansai Electric Power Co., Inc. (The)	225,600	2,786,067
KDDI Corp.	212,900	5,554,880
Keisei Electric Railway Co. Ltd.	41,000	1,507,056
Kirin Holdings Co. Ltd.	103,400	2,242,567
K’s Holdings Corp.	387,500	3,533,254
Kuraray Co. Ltd.	138,200	1,634,464
Kyushu Electric Power Co., Inc.	123,300	1,225,147
Lintec Corp.	110,100	2,316,596
Marubeni Corp.	800,900	5,191,892
Matsui Securities Co. Ltd.	274,900	2,282,110
Mebuki Financial Group, Inc.	331,000	816,733
Medipal Holdings Corp.	204,300	4,339,680
Mitsubishi Corp.	49,500	1,329,188

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Japan — continued
Mitsubishi Gas Chemical Co., Inc.	237,500	3,160,525
Mitsubishi Heavy Industries Ltd.	132,700	5,474,030
Mitsubishi Tanabe Pharma Corp.	164,000	1,851,543
Mitsubishi UFJ Lease & Finance Co. Ltd.	248,700	1,317,915
Mitsui & Co. Ltd.	182,400	2,965,253
Mochida Pharmaceutical Co. Ltd.	130,700	5,489,823
MS&AD Insurance Group Holdings, Inc.	56,200	1,842,156
Nagoya Railroad Co. Ltd.	27,500	757,065
Nifco, Inc.	43,600	1,075,331
Nikon Corp.	197,100	2,661,186
Nippo Corp.	198,600	3,783,598
Nippon Express Co. Ltd.	26,800	1,510,463
Nippon Paper Industries Co. Ltd.	212,900	3,753,678
Nippon Shokubai Co. Ltd.	51,200	3,323,132
Nippon Telegraph & Telephone Corp.	120,100	5,420,244
Nipro Corp.	147,400	1,634,073
Nissan Motor Co. Ltd.	119,000	773,491
Nisshin Seifun Group, Inc.	250,700	4,737,818
Nissin Foods Holdings Co. Ltd.	71,600	4,444,307
Nomura Real Estate Holdings, Inc.	102,500	2,075,623
Nomura Research Institute Ltd.	156,000	2,762,097
NTT DOCOMO, Inc.	252,100	6,044,701
Oracle Corp.	12,000	996,360
Osaka Gas Co. Ltd.	299,000	5,492,810
Resona Holdings, Inc.	960,200	3,914,404
Sankyo Co. Ltd.	80,400	2,767,924
Sawai Pharmaceutical Co. Ltd.	59,100	3,260,685
SBI Holdings, Inc.	124,900	2,839,722
SCSK Corp.	47,600	2,259,890
Sekisui Chemical Co. Ltd.	207,500	3,067,067
Sekisui House Ltd.	359,700	6,047,774
Shimachu Co. Ltd.	133,400	2,943,802
Shionogi & Co. Ltd.	72,000	3,986,281
Showa Denko KK	135,400	3,632,416
SKY Perfect JSAT Holdings, Inc.	260,600	1,028,267
Skylark Holdings Co. Ltd.	211,200	3,685,452
SoftBank Group Corp.	103,000	5,258,990
Sojitz Corp.	1,687,900	5,273,489
Sony Corp.	54,600	3,105,316
Sumitomo Dainippon Pharma Co. Ltd.	93,600	1,718,931
Sumitomo Mitsui Financial Group, Inc.	94,800	3,315,137
Sumitomo Osaka Cement Co. Ltd.	107,800	4,116,974
Suzuken Co. Ltd.	94,900	5,229,657
Taisei Corp.	8,300	286,356
Taisho Pharmaceutical Holdings Co. Ltd.	33,100	2,523,887
Teijin Ltd.	149,800	2,591,642
TIS, Inc.	45,900	2,382,479
Tobu Railway Co. Ltd.	70,600	2,007,260
Toho Co. Ltd.	3,400	132,012
Toho Gas Co. Ltd.	34,500	1,311,860
Tohoku Electric Power Co., Inc.	353,400	3,536,060
Tokuyama Corp.	82,400	1,896,692
Tokyo Century Corp.	14,900	615,892
Tokyo Electric Power Co. Holdings, Inc.*	886,700	4,265,349
Toyo Suisan Kaisha Ltd.	108,600	4,367,148
Toyota Industries Corp.	106,500	5,528,887
Tsumura & Co.	120,100	3,309,499
Ube Industries Ltd.	176,900	3,683,141
Yamada Denki Co. Ltd.	380,400	1,677,931
Yamaguchi Financial Group, Inc.	136,900	955,779
Yokohama Rubber Co. Ltd. (The)	212,200	3,904,226
Zeon Corp.	142,900	1,652,613

		361,687,111

Jordan — 0.4%
Hikma Pharmaceuticals plc	277,685	6,194,974

Luxembourg — 0.2%
RTL Group SA	47,317	2,334,049

Macau — 0.2%
Sands China Ltd.	633,112	3,038,854

Netherlands — 3.2%
Aegon NV	801,515	3,949,806
Akzo Nobel NV	49,752	4,694,319
ASR Nederland NV	49,043	1,842,866
Heineken Holding NV	59,041	5,965,967
Koninklijke Ahold Delhaize NV	180,111	4,090,847
Koninklijke DSM NV	13,521	1,675,091
Koninklijke KPN NV	1,160,748	3,309,810
Koninklijke Philips NV	100,541	4,716,443
NN Group NV	131,087	4,925,077
Royal Dutch Shell plc, Class A	190,499	5,999,861
Wolters Kluwer NV	83,643	6,062,888

		47,232,975

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	210,155	2,265,216
Spark New Zealand Ltd.	2,114,579	5,512,174
Xero Ltd.*	103,597	4,560,552

		12,337,942

Norway — 1.5%
Aker BP ASA(a)	75,349	2,132,294
Equinor ASA	191,887	3,440,592
Mowi ASA	251,370	6,041,149
Norsk Hydro ASA	431,926	1,469,105
Orkla ASA	326,775	2,779,442
Salmar ASA	19,390	895,600
Telenor ASA	283,496	5,744,469

		22,502,651

Poland — 0.0%(c)
Grupa Lotos SA	34,560	776,296

Portugal — 0.5%
EDP — Energias de Portugal SA	1,312,322	4,803,912
Galp Energia SGPS SA	170,702	2,657,507

		7,461,419

Russia — 0.4%
Evraz plc	616,965	4,832,554
Polymetal International plc	71,597	862,239
		5,694,793

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Singapore — 2.6%
Ascendas, REIT	1,079,500	2,396,694
CapitaLand Commercial Trust, REIT	704,400	1,052,137
CapitaLand Mall Trust, REIT	2,969,700	5,643,848
ComfortDelGro Corp. Ltd.	1,425,800	2,794,549
Golden Agri-Resources Ltd.	10,558,700	2,255,248
Keppel Corp. Ltd.	1,163,000	5,373,916
Sembcorp Industries Ltd.	1,105,400	1,870,314
Singapore Press Holdings Ltd.	1,523,600	2,436,126
Singapore Telecommunications Ltd.	1,289,200	3,109,829
Suntec, REIT	1,181,600	1,633,194
Venture Corp. Ltd.	366,100	4,085,475
Wilmar International Ltd.	2,204,400	6,372,102

		39,023,432

South Africa — 0.3%
Anglo American plc	210,221	5,151,340

South Korea — 7.7%
Celltrion, Inc.*	12,928	1,845,161
CJ CheilJedang Corp.	1,865	448,077
Daelim Industrial Co. Ltd.	42,462	3,772,422
GS Engineering & Construction Corp.	103,624	2,951,364
GS Holdings Corp.	91,100	3,859,603
Hankook Tire & Technology Co. Ltd.	17,515	457,454
Hanwha Chemical Corp.	123,707	1,935,818
Hanwha Corp.	49,324	987,356
Hyundai Department Store Co. Ltd.	30,225	1,885,367
Hyundai Mipo Dockyard Co. Ltd.	22,793	819,268
Hyundai Mobis Co. Ltd.	3,052	617,578
Hyundai Steel Co.	47,132	1,536,052
Industrial Bank of Korea	311,684	3,452,388
Kakao Corp.	52,231	5,563,999
Kangwon Land, Inc.	109,438	2,844,408
KCC Corp.	4,297	880,971
Korea Electric Power Corp.*	72,795	1,713,769
Korea Gas Corp.	97,450	3,507,958
Korea Zinc Co. Ltd.	4,349	1,620,333
Korean Air Lines Co. Ltd.	79,730	1,712,239
KT&G Corp.	56,750	4,608,286
LG Corp.	80,358	4,802,054
LG Display Co. Ltd.*	78,776	957,152
LG Uplus Corp.	378,843	4,148,681
NAVER Corp.	23,208	2,692,523
NCSoft Corp.	13,073	5,320,471
POSCO	21,572	4,065,944
Samsung Biologics Co. Ltd.*(b)	7,065	1,660,831
Samsung Electronics Co. Ltd.	163,348	6,186,759
Samsung SDS Co. Ltd.	26,994	4,721,535
Shinsegae, Inc.	4,384	932,474
SK Holdings Co. Ltd.	23,785	4,422,522
SK Hynix, Inc.	89,685	5,741,107
SK Innovation Co. Ltd.	34,084	4,897,502
SK Networks Co. Ltd.	146,472	614,204
SK Telecom Co. Ltd.	23,113	4,838,277
SKC Co. Ltd.	88,493	3,142,109
Woori Financial Group, Inc.	337,201	3,725,109
Yuhan Corp.	23,133	4,213,291

		114,102,416

Spain — 2.0%
Acciona SA	17,754	1,890,428
Acerinox SA	197,159	1,647,219
Amadeus IT Group SA	41,071	3,209,571
Corp. Financiera Alba SA	10,351	532,250
Enagas SA	182,296	3,976,633
Endesa SA	234,479	5,793,601
Ferrovial SA	47,278	1,229,878
Iberdrola SA	84,232	799,142
Naturgy Energy Group SA	204,901	5,190,320
Repsol SA	315,271	5,000,455

		29,269,497

Sweden — 3.3%
Boliden AB*	226,449	5,135,253
Castellum AB	74,787	1,518,221
Hexagon AB, Class B	108,944	5,278,592
ICA Gruppen AB	101,593	4,513,258
Investor AB, Class B	130,886	6,223,175
Securitas AB, Class B	329,803	5,107,421
Skanska AB, Class B	209,380	3,909,338
Svenska Cellulosa AB SCA, Class B	95,962	796,478
Swedish Match AB	114,849	4,381,953
Tele2 AB, Class B	385,481	5,508,286
Telia Co. AB	1,140,259	5,072,616
Trelleborg AB, Class B	98,388	1,354,810

		48,799,401

Switzerland — 2.6%
Alcon, Inc.*	11,023	638,338
Baloise Holding AG (Registered)	26,617	4,807,473
Coca-Cola HBC AG*	104,967	3,611,836
EMS-Chemie Holding AG (Registered)	645	403,111
Flughafen Zurich AG (Registered)	4,140	756,032
Kuehne + Nagel International AG (Registered)	7,908	1,164,400
Lonza Group AG (Registered)*	14,439	4,946,132
Mediclinic International plc	431,325	1,800,726
Novartis AG (Registered)	55,035	5,046,646
Roche Holding AG	14,372	3,846,884
Sonova Holding AG (Registered)(a)	26,281	6,043,491
Swisscom AG (Registered)(a)	11,142	5,399,885

		38,464,954

United Arab Emirates — 0.0%(c)
NMC Health plc	7,600	226,960

United Kingdom — 17.4%
3i Group plc	285,255	3,843,818
Admiral Group plc	224,297	5,898,592
Ashtead Group plc	146,336	4,023,826
AstraZeneca plc	76,705	6,626,842
Auto Trader Group plc(b)	705,236	4,629,582
AVEVA Group plc	18,497	893,596
Babcock International Group plc	547,298	3,153,942
Barratt Developments plc	828,858	6,471,086
Bellway plc	114,225	4,117,308

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
United Kingdom — continued
Berkeley Group Holdings plc	117,821	5,541,456
BP plc	719,807	4,762,782
British Land Co. plc (The), REIT	340,511	2,102,088
BT Group plc	1,795,127	4,204,822
Bunzl plc	121,089	3,156,144
Burberry Group plc	59,012	1,627,185
Centrica plc	4,945,492	4,552,759
ConvaTec Group plc(b)	2,009,905	3,797,595
Croda International plc	78,585	4,463,936
Derwent London plc, REIT	86,075	3,049,080
Diageo plc	140,442	5,856,459
Direct Line Insurance Group plc	1,397,471	5,466,492
Experian plc	194,288	5,892,594
GlaxoSmithKline plc	305,753	6,323,256
Halma plc	254,905	6,155,825
Hammerson plc, REIT	227,909	591,069
HSBC Holdings plc	284,652	2,279,633
IMI plc	157,568	1,995,066
Inchcape plc	233,368	1,767,961
Informa plc	361,403	3,826,446
InterContinental Hotels Group plc	76,244	5,297,029
International Consolidated Airlines Group SA	361,734	1,861,384
Intertek Group plc	35,294	2,443,203
J Sainsbury plc	956,354	2,282,083
John Wood Group plc	500,545	3,225,367
Land Securities Group plc, REIT	255,885	2,476,389
Legal & General Group plc	1,802,428	5,716,039
Meggitt plc	865,024	6,242,311
Merlin Entertainments plc(b)	79,851	436,812
Micro Focus International plc	190,838	4,019,833
Mondi plc	233,014	5,076,397
National Grid plc	583,380	5,979,220
Pearson plc	587,675	6,223,111
Pennon Group plc	527,766	4,603,106
Persimmon plc	184,808	4,509,055
Phoenix Group Holdings plc	124,053	1,043,457
RELX plc	252,122	5,979,910
Rentokil Initial plc	1,234,420	6,521,943
Rolls-Royce Holdings plc*	68,474	715,714
Royal Mail plc	1,048,985	2,675,081
Sage Group plc (The)	619,785	5,404,772
Segro plc, REIT	663,627	6,157,355
Severn Trent plc	79,619	1,947,074
Smith & Nephew plc	278,461	6,304,031
Smiths Group plc	284,357	5,655,233
Spirax-Sarco Engineering plc	13,319	1,452,348
SSE plc	82,722	1,102,824
Tate & Lyle plc	605,545	5,545,928
Taylor Wimpey plc	1,405,237	2,753,334
Unilever NV	52,056	3,017,355
Unilever plc	94,888	5,708,669
United Utilities Group plc	580,014	5,543,486
Vodafone Group plc	2,695,974	4,906,628
Whitbread plc	76,022	4,176,151
Wm Morrison Supermarkets plc	1,605,487	3,791,097

		257,864,969

United States — 0.5%
Carnival plc	102,816	4,641,031
Ferguson plc	31,213	2,322,646

		6,963,677

TOTAL COMMON STOCKS (Cost $1,505,647,639)		1,479,150,574

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.17%(d)(e) (Cost $1,717,200)	1,717,200	1,717,200

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	7,000,300	7,001,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	5,963,518	5,963,518

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $12,964,518)		12,964,518

Total Investments — 100.5% (Cost $1,520,329,357)		1,493,832,292
Liabilities in Excess of Other Assets — (0.5)%		(7,991,947)

Net Assets — 100.0%		1,485,840,345

Percentages indicated are based on net assets.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	6.4%
Diversified Telecommunication Services	4.9
Chemicals	4.6
Electric Utilities	4.5
Pharmaceuticals	4.1
Metals & Mining	3.9
Equity Real Estate Investment Trusts (REITs)	3.7
Insurance	3.4
Food Products	3.2
Household Durables	2.6
Health Care Equipment & Supplies	2.6
Gas Utilities	2.4
Industrial Conglomerates	2.3
Construction & Engineering	2.2
Hotels, Restaurants & Leisure	2.2
IT Services	2.2
Wireless Telecommunication Services	2.1
Beverages	2.1
Health Care Providers & Services	2.0
Food & Staples Retailing	2.0
Software	1.9
Road & Rail	1.8
Trading Companies & Distributors	1.8
Media	1.7
Semiconductors & Semiconductor Equipment	1.6
Banks	1.6
Commercial Services & Supplies	1.5
Technology Hardware, Storage & Peripherals	1.4
Electronic Equipment, Instruments & Components	1.4
Airlines	1.4
Professional Services	1.4
Auto Components	1.3
Machinery	1.2
Entertainment	1.1
Multi-Utilities	1.0
Aerospace & Defense	1.0
Paper & Forest Products	1.0
Capital Markets	1.0
Others (each less than 1.0%)	11.4
Short-Term Investment	0.1

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $11,908,241.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliate Fund is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	61	09/2019	USD	5,751,690	(28,321)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board. The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying an international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$161,260,747	$—	$161,260,747
Austria	—	3,955,237	—	3,955,237
Belgium	—	9,192,404	—	9,192,404
Cambodia	—	1,310,733	—	1,310,733
Chile	—	5,349,832	—	5,349,832
China	—	15,409,281	—	15,409,281
Denmark	—	8,449,561	—	8,449,561
Finland	5,758,961	23,899,397	—	29,658,358
France	7,772,907	74,787,560	—	82,560,467
Germany	1,714,614	41,885,191	—	43,599,805
Hong Kong	—	86,645,660	—	86,645,660
Italy	—	22,630,779	—	22,630,779
Japan	—	361,687,111	—	361,687,111
Jordan	—	6,194,974	—	6,194,974
Luxembourg	2,334,049	—	—	2,334,049
Macau	—	3,038,854	—	3,038,854
Netherlands	—	47,232,975	—	47,232,975
New Zealand	—	12,337,942	—	12,337,942
Norway	—	22,502,651	—	22,502,651
Poland	—	776,296	—	776,296
Portugal	—	7,461,419	—	7,461,419
Russia	—	5,694,793	—	5,694,793
Singapore	—	39,023,432	—	39,023,432
South Africa	—	5,151,340	—	5,151,340
South Korea	13,424,387	100,678,029	—	114,102,416
Spain	532,250	28,737,247	—	29,269,497
Sweden	4,513,258	44,286,143	—	48,799,401
Switzerland	1,800,726	36,664,228	—	38,464,954
United Arab Emirates	—	226,960	—	226,960
United Kingdom	7,278,187	250,586,782	—	257,864,969
United States	—	6,963,677	—	6,963,677

Total Common Stocks	45,129,339	1,434,021,235	—	1,479,150,574

Investment of cash collateral from securities loaned	12,964,518	—	—	12,964,518
Short-Term Investments
Investment Company	1,717,200	—	—	1,717,200

Total Investments in Securities	$59,811,057	$1,434,021,235	$—	$1,493,832,292

Depreciation in Other Financial Instruments
Futures Contracts	$(28,321)	$—	$—	$(28,321)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$108,000,000	$101,000,000	$1,000	$—	$7,001,000	7,000,300	$233,056	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	129,422,857	123,459,339	—	—	5,963,518	5,963,518	127,153	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	6,618,219	56,422,499	61,323,518	—	—	1,717,200	1,717,200	42,285	—

Total	$6,618,219	$293,845,356	$285,782,857	$1,000	$—	$14,681,718		$402,494	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.6%
Boeing Co. (The)	6,946	2,369,836
Curtiss-Wright Corp.	9,864	1,251,840
L3Harris Technologies, Inc.	23,087	4,792,861
Northrop Grumman Corp.	124	42,851
Raytheon Co.	10,836	1,975,295
Textron, Inc.	13,701	675,459
United Technologies Corp.	11,690	1,561,784

		12,669,926

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.(a)	13,013	1,089,578

Airlines — 0.2%
Alaska Air Group, Inc.	3,356	212,636
Delta Air Lines, Inc.	17,102	1,043,906
Southwest Airlines Co.	5,605	288,826
United Airlines Holdings, Inc.*	3,262	299,810

		1,845,178

Auto Components — 0.6%
Delphi Technologies plc	49	918
Gentex Corp.	112,292	3,079,047
Lear Corp.	10,892	1,380,888

		4,460,853

Automobiles — 0.7%
Ford Motor Co.	208,593	1,987,891
General Motors Co.	33,253	1,341,426
Harley-Davidson, Inc.(a)	53,111	1,900,312

		5,229,629

Banks — 2.5%
Bank of America Corp.	25,867	793,600
Bank of Hawaii Corp.(a)	8,650	737,413
BB&T Corp.	43,188	2,225,478
Citizens Financial Group, Inc.	13,720	511,207
Comerica, Inc.	7,796	570,667
Fifth Third Bancorp	74,092	2,199,791
Huntington Bancshares, Inc.	195,432	2,784,906
KeyCorp	28,895	530,801
M&T Bank Corp.	4,037	663,077
People’s United Financial, Inc.(a)	50,643	831,558
Popular, Inc. (Puerto Rico)	15,077	867,832
Regions Financial Corp.	33,789	538,259
SunTrust Banks, Inc.	43,066	2,868,196
TCF Financial Corp.	27,272	583,075
Umpqua Holdings Corp.	39,278	685,794
US Bancorp	17,561	1,003,611
Wells Fargo & Co.	16,291	788,647
Zions Bancorp NA	11,036	497,393

		19,681,305

Beverages — 1.9%
Brown-Forman Corp., Class B(a)	41,708	2,286,016
Coca-Cola Co. (The)	59,605	3,137,011
Constellation Brands, Inc., Class A	13,535	2,663,959
Keurig Dr Pepper, Inc.(a)	59,015	1,660,682
Molson Coors Brewing Co., Class B	34,327	1,853,315
Monster Beverage Corp.*	8,445	544,449
PepsiCo, Inc.	23,072	2,948,832

		15,094,264

Biotechnology — 0.9%
AbbVie, Inc.	16,777	1,117,684
Amgen, Inc.	13,356	2,491,963
Biogen, Inc.*	4,942	1,175,306
Gilead Sciences, Inc.	28,075	1,839,474
Vertex Pharmaceuticals, Inc.*	752	125,298

		6,749,725

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	14,689	807,014
Resideo Technologies, Inc.*	1,774	33,457

		840,471

Capital Markets — 1.5%
Ameriprise Financial, Inc.	4,544	661,197
CME Group, Inc.	13,914	2,705,160
FactSet Research Systems, Inc.(a)	10,617	2,944,094
Intercontinental Exchange, Inc.	14,167	1,244,713
Invesco Ltd.(a)	18,058	346,533
Moody’s Corp.	3,366	721,468
Morgan Stanley	10,302	459,057
Nasdaq, Inc.	5,926	571,089
Raymond James Financial, Inc.	7,029	567,029
S&P Global, Inc.	5,804	1,421,690

		11,642,030

Chemicals — 6.0%
Air Products & Chemicals, Inc.	14,501	3,310,143
Ashland Global Holdings, Inc.	34,797	2,765,666
Cabot Corp.	15,630	698,974
Celanese Corp.	31,095	3,487,926
CF Industries Holdings, Inc.	73,353	3,635,375
Chemours Co. (The)	46,096	879,051
Eastman Chemical Co.	34,133	2,571,922
Ecolab, Inc.	16,039	3,235,547
Huntsman Corp.	117,733	2,419,413
International Flavors & Fragrances, Inc.(a)	16,372	2,357,404
Linde plc (United Kingdom)	16,354	3,128,193
LyondellBasell Industries NV, Class A	29,851	2,498,230
Mosaic Co. (The)	62,442	1,572,914
NewMarket Corp.	1,042	439,318
Olin Corp.(a)	118,180	2,371,873
PPG Industries, Inc.	28,209	3,311,454
RPM International, Inc.	44,075	2,989,607
Scotts Miracle-Gro Co. (The)	14,862	1,667,219
Sherwin-Williams Co. (The)	3,541	1,816,675
Westlake Chemical Corp.(a)	7,927	535,627
WR Grace & Co.	23,445	1,589,805

		47,282,336

Commercial Services & Supplies — 1.2%
Cintas Corp.	13,309	3,466,196
Republic Services, Inc.	33,949	3,009,579
Waste Management, Inc.	27,003	3,159,351

		9,635,126

Communications Equipment — 1.0%
Cisco Systems, Inc.	49,872	2,762,909
F5 Networks, Inc.*	9,394	1,378,287
Juniper Networks, Inc.	49,252	1,330,789
Motorola Solutions, Inc.	16,078	2,668,305

		8,140,290

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Consumer Finance — 1.3%
Ally Financial, Inc.	88,200	2,902,662
American Express Co.	10,633	1,322,426
Capital One Financial Corp.	9,345	863,665
Discover Financial Services	14,523	1,303,294
Santander Consumer USA Holdings, Inc.	89,888	2,418,886
SLM Corp.	68,542	624,418
Synchrony Financial	16,224	582,117

		10,017,468

Containers & Packaging — 0.7%
Avery Dennison Corp.	21,300	2,446,731
Ball Corp.	1,588	113,510
International Paper Co.	53,455	2,347,209
Sonoco Products Co.	13,718	823,492

		5,730,942

Distributors — 0.4%
Genuine Parts Co.	29,862	2,900,197

Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	97	72,045
H&R Block, Inc.(a)	96,560	2,673,746

		2,745,791

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	96,156	3,274,112
CenturyLink, Inc.(a)	173,905	2,102,511
Verizon Communications, Inc.	53,643	2,964,849

		8,341,472

Electric Utilities — 5.3%
American Electric Power Co., Inc.	34,291	3,011,093
Avangrid, Inc.(a)	35,477	1,793,362
Duke Energy Corp.	34,496	2,991,493
Entergy Corp.	30,416	3,212,538
Evergy, Inc.	50,789	3,072,227
Eversource Energy	39,990	3,033,641
Exelon Corp.	61,436	2,768,306
FirstEnergy Corp.	71,594	3,147,988
Hawaiian Electric Industries, Inc.	9,815	439,712
IDACORP, Inc.	7,835	799,640
NextEra Energy, Inc.	14,898	3,086,419
OGE Energy Corp.(a)	54,209	2,328,276
Pinnacle West Capital Corp.	31,449	2,868,778
PPL Corp.	99,234	2,940,303
Southern Co. (The)	55,194	3,101,903
Xcel Energy, Inc.	51,493	3,069,498

		41,665,177

Electrical Equipment — 0.7%
AMETEK, Inc.	14,361	1,286,889
Eaton Corp. plc	15,226	1,251,425
Emerson Electric Co.	11,407	740,086
Hubbell, Inc.	6,963	904,355
Rockwell Automation, Inc.	7,422	1,193,309

		5,376,064

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	17,466	1,629,927
FLIR Systems, Inc.(a)	28,821	1,431,251

		3,061,178

Energy Equipment & Services — 0.5%
Apergy Corp.*	6,278	204,223
Helmerich & Payne, Inc.	45,344	2,252,690
Patterson-UTI Energy, Inc.	19,513	226,936
Schlumberger Ltd.	26,144	1,044,976

		3,728,825

Entertainment — 1.1%
Activision Blizzard, Inc.	23,933	1,166,494
Electronic Arts, Inc.*	14,524	1,343,470
Take-Two Interactive Software, Inc.*	11,380	1,394,278
Viacom, Inc., Class B	39,703	1,204,986
Walt Disney Co. (The)	22,359	3,197,561

		8,306,789

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.	7,249	1,060,964
American Tower Corp.	7,254	1,535,091
Apartment Investment & Management Co., Class A	25,362	1,256,433
AvalonBay Communities, Inc.	6,312	1,317,883
Boston Properties, Inc.	877	116,597
Camden Property Trust	1,531	158,780
Crown Castle International Corp.	7,681	1,023,570
Digital Realty Trust, Inc.(a)	5,936	678,841
Duke Realty Corp.	3,874	129,120
EPR Properties	24,537	1,826,289
Equity Residential	15,997	1,262,003
Federal Realty Investment Trust	1,047	138,214
HCP, Inc.	93,129	2,973,609
Host Hotels & Resorts, Inc.	31,925	555,176
Iron Mountain, Inc.(a)	6,665	196,018
Liberty Property Trust	1,191	62,289
Medical Properties Trust, Inc.	166,105	2,906,838
Park Hotels & Resorts, Inc.(a)	97,801	2,582,924
Prologis, Inc.	12,389	998,677
Rayonier, Inc.	11,469	333,060
Simon Property Group, Inc.	4,761	772,234
STORE Capital Corp.	53,281	1,822,743
Vornado Realty Trust	2,930	188,458
Weingarten Realty Investors	9,589	267,629
WP Carey, Inc.	35,575	3,078,661

		27,242,101

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	9,764	2,691,251
Kroger Co. (The)	26,772	566,496
Sysco Corp.(a)	36,214	2,483,194
Walgreens Boots Alliance, Inc.	25,930	1,412,926
Walmart, Inc.	25,998	2,869,659

		10,023,526

Food Products — 3.1%
Archer-Daniels-Midland Co.	57,239	2,351,378
Flowers Foods, Inc.(a)	51,770	1,226,949
General Mills, Inc.	44,410	2,358,615
Hershey Co. (The)	22,369	3,394,272
Hormel Foods Corp.(a)	70,432	2,887,008
JM Smucker Co. (The)	8,629	959,459
Kellogg Co.	35,464	2,064,714
Lamb Weston Holdings, Inc.	4,462	299,489

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Products — continued
McCormick & Co., Inc. (Non-Voting)(a)	18,924	3,000,211
Mondelez International, Inc., Class A	58,063	3,105,790
TreeHouse Foods, Inc.*(a)	18,286	1,085,091
Tyson Foods, Inc., Class A	19,120	1,520,040

		24,253,016

Gas Utilities — 0.6%
Atmos Energy Corp.	1,988	216,772
National Fuel Gas Co.	41,414	1,977,104
UGI Corp.	51,491	2,630,675

		4,824,551

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	38,776	3,377,390
Baxter International, Inc.	40,193	3,375,006
Becton Dickinson and Co.	8,185	2,069,168
Danaher Corp.	15,281	2,146,980
Edwards Lifesciences Corp.*	10,781	2,294,736
Hill-Rom Holdings, Inc.	28,793	3,070,486
IDEXX Laboratories, Inc.*	9,905	2,793,705
Intuitive Surgical, Inc.*	4,751	2,468,192
Medtronic plc	30,802	3,139,956
STERIS plc(a)	9,008	1,340,931
Stryker Corp.	16,108	3,379,136
Varian Medical Systems, Inc.*	22,737	2,668,642
Zimmer Biomet Holdings, Inc.	18,632	2,517,742

		34,642,070

Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	15,827	1,379,323
Anthem, Inc.	10,154	2,991,470
Centene Corp.*	4,133	215,288
Cigna Corp.	17,506	2,974,620
HCA Healthcare, Inc.	19,196	2,562,858
Humana, Inc.	8,312	2,466,586
Laboratory Corp. of America Holdings*	16,708	2,798,924
McKesson Corp.	7,225	1,003,914
Quest Diagnostics, Inc.	28,316	2,890,497
UnitedHealth Group, Inc.	10,683	2,660,174
Universal Health Services, Inc., Class B	21,770	3,284,222

		25,227,876

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	37,364	1,764,702
Darden Restaurants, Inc.(a)	25,382	3,085,436
Dunkin’ Brands Group, Inc.	18,491	1,482,238
Hilton Worldwide Holdings, Inc.	24,973	2,411,143
Las Vegas Sands Corp.	27,987	1,691,534
Marriott International, Inc., Class A	15,725	2,186,718
McDonald’s Corp.	14,893	3,138,253
Royal Caribbean Cruises Ltd.	9,767	1,136,293
Starbucks Corp.	38,801	3,674,067
Wyndham Destinations, Inc.	31,764	1,494,814
Yum China Holdings, Inc. (China)	17,684	804,622
Yum! Brands, Inc.	28,844	3,245,527

		26,115,347

Household Durables — 1.9%
DR Horton, Inc.	39,776	1,826,912
Garmin Ltd.	38,613	3,034,596
Leggett & Platt, Inc.(a)	54,229	2,167,533
Lennar Corp., Class A	36,962	1,758,282
NVR, Inc.*	924	3,089,985
PulteGroup, Inc.	95,264	3,001,769

		14,879,077

Household Products - 1.7%
Church & Dwight Co., Inc.	39,687	2,993,987
Clorox Co. (The)(a)	18,143	2,950,052
Colgate-Palmolive Co.	15,211	1,091,237
Kimberly-Clark Corp.	23,087	3,131,752
Procter & Gamble Co. (The)	28,688	3,386,331

		13,553,359

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	186,871	3,137,564
NRG Energy, Inc.	73,309	2,502,769
Vistra Energy Corp.	117,336	2,518,031

		8,158,364

Industrial Conglomerates — 0.6%
3M Co.	5,166	902,604
Honeywell International, Inc.	10,814	1,864,982
Roper Technologies, Inc.	5,575	2,027,349

		4,794,935

Insurance — 3.2%
Aflac, Inc.	50,267	2,646,055
Allstate Corp. (The)	9,969	1,070,671
American Financial Group, Inc.	5,252	537,700
Aon plc	10,855	2,054,309
Assurant, Inc.	10,679	1,210,571
Chubb Ltd.	8,229	1,257,720
Cincinnati Financial Corp.	17,110	1,836,416
Fidelity National Financial, Inc.	18,436	790,536
Hanover Insurance Group, Inc. (The)(a)	5,707	740,255
Lincoln National Corp.	6,673	436,014
Marsh & McLennan Cos., Inc.	15,815	1,562,522
Mercury General Corp.	630	35,727
MetLife, Inc.	10,696	528,596
Old Republic International Corp.	34,241	781,037
Principal Financial Group, Inc.	13,319	773,035
Progressive Corp. (The)	36,469	2,953,260
Prudential Financial, Inc.	5,784	585,977
Reinsurance Group of America, Inc.	4,051	631,632
Torchmark Corp.	20,227	1,847,130
Travelers Cos., Inc. (The)	7,720	1,131,906
WR Berkley Corp.	22,400	1,554,336

		24,965,405

Interactive Media & Services — 0.9%
Alphabet, Inc., Class A*	1,600	1,949,120
Facebook, Inc., Class A*	9,023	1,752,537
IAC/InterActiveCorp*	13,368	3,195,621

		6,897,278

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	1,083	2,021,723
Booking Holdings, Inc.*	693	1,307,421
eBay, Inc.	48,609	2,002,204

		5,331,348

IT Services — 4.2%
Accenture plc, Class A	14,576	2,807,046
Automatic Data Processing, Inc.	8,328	1,386,778
Broadridge Financial Solutions, Inc.	19,606	2,492,315

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
IT Services — continued
Cognizant Technology Solutions Corp., Class A	26,685	1,738,261
DXC Technology Co.	15,834	883,062
Fidelity National Information Services, Inc.	18,927	2,522,028
Fiserv, Inc.*	18,372	1,936,960
Global Payments, Inc.	6,366	1,068,979
International Business Machines Corp.	11,331	1,679,707
Leidos Holdings, Inc.	31,467	2,583,441
Mastercard, Inc., Class A	7,294	1,985,937
Paychex, Inc.(a)	20,238	1,680,766
PayPal Holdings, Inc.*	10,742	1,185,917
Total System Services, Inc.	23,900	3,243,708
VeriSign, Inc.*	15,143	3,196,536
Visa, Inc., Class A	9,272	1,650,416
Western Union Co. (The)(a)	42,914	901,194

		32,943,051

Leisure Products — 0.5%
Hasbro, Inc.(a)	31,019	3,758,262

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	19,538	1,356,133
Illumina, Inc.*	5,372	1,608,269
IQVIA Holdings, Inc.*	21,728	3,458,446
Thermo Fisher Scientific, Inc.	11,059	3,070,863
Waters Corp.*	12,611	2,655,372

		12,149,083

Machinery — 1.5%
Caterpillar, Inc.	6,850	901,940
Crane Co.	2,275	190,417
Cummins, Inc.	5,634	923,976
Dover Corp.	12,691	1,229,123
Fortive Corp.	13,067	993,745
IDEX Corp.	7,039	1,184,101
Illinois Tool Works, Inc.(a)	7,664	1,182,019
Ingersoll-Rand plc	12,200	1,508,652
ITT, Inc.	34,186	2,133,890
PACCAR, Inc.	11,375	797,843
Parker-Hannifin Corp.	5,774	1,010,912

		12,056,618

Media — 1.5%
Cable One, Inc.	97	118,029
CBS Corp. (Non-Voting), Class B	15,717	809,583
Comcast Corp., Class A	49,692	2,145,204
DISH Network Corp., Class A*	4,188	141,806
Fox Corp., Class A	20,071	749,050
Interpublic Group of Cos., Inc. (The)	60,653	1,390,167
John Wiley & Sons, Inc., Class A(a)	7,865	357,936
Liberty Media Corp.-Liberty SiriusXM, Class A*	10,396	432,785
Nexstar Media Group, Inc., Class A	12,261	1,247,802
Omnicom Group, Inc.(a)	25,809	2,070,398
Sinclair Broadcast Group, Inc., Class A	34,618	1,739,554
Tribune Media Co., Class A	17,908	832,185

		12,034,499

Metals & Mining — 2.4%
Freeport-McMoRan, Inc.	204,025	2,256,516
Newmont Goldcorp Corp.	66,977	2,446,000
Nucor Corp.	60,181	3,272,643
Reliance Steel & Aluminum Co.	35,446	3,542,828
Royal Gold, Inc.	27,009	3,091,180
Southern Copper Corp. (Peru)(a)	65,714	2,351,904
Steel Dynamics, Inc.	64,115	2,020,264

		18,981,335

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc.	85,188	813,545
Chimera Investment Corp.(a)	125,709	2,423,670
MFA Financial, Inc.	60,228	432,437
New Residential Investment Corp.	184,647	2,897,112
Starwood Property Trust, Inc.	67,784	1,574,622

		8,141,386

Multiline Retail — 1.4%
Dollar General Corp.	23,198	3,108,996
Dollar Tree, Inc.*	10,155	1,033,271
Kohl’s Corp.	45,255	2,437,434
Macy’s, Inc.(a)	70,980	1,613,376
Nordstrom, Inc.(a)	13,024	431,225
Target Corp.	31,080	2,685,312

		11,309,614

Multi-Utilities — 3.1%
Ameren Corp.	40,264	3,047,582
CenterPoint Energy, Inc.(a)	101,324	2,939,409
CMS Energy Corp.	52,624	3,063,769
Consolidated Edison, Inc.	29,591	2,514,052
Dominion Energy, Inc.(a)	39,283	2,918,334
DTE Energy Co.(a)	23,538	2,991,915
Public Service Enterprise Group, Inc.	50,260	2,872,359
Sempra Energy	9,820	1,329,923
WEC Energy Group, Inc.	36,654	3,132,451

		24,809,794

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	31,508	2,320,879
Apache Corp.	14,848	362,588
Cabot Oil & Gas Corp.	92,707	1,776,266
Chesapeake Energy Corp.*(a)	37,423	67,736
Chevron Corp.	23,083	2,841,748
ConocoPhillips	45,027	2,660,195
Continental Resources, Inc.*	7,797	289,815
Devon Energy Corp.	70,378	1,900,206
Diamondback Energy, Inc.	5,168	534,526
EOG Resources, Inc.	26,127	2,243,003
EQT Corp.(a)	83,524	1,262,048
Exxon Mobil Corp.	34,204	2,543,410
Hess Corp.(a)	15,604	1,011,763
HollyFrontier Corp.	46,664	2,322,467
Kinder Morgan, Inc.	119,610	2,466,358
Marathon Oil Corp.	168,611	2,372,357
Marathon Petroleum Corp.	46,140	2,601,835
Murphy Oil Corp.(a)	89,283	2,146,363
Occidental Petroleum Corp.	34,506	1,772,228
ONEOK, Inc.(a)	36,715	2,572,987
PBF Energy, Inc., Class A	73,821	2,061,821
Phillips 66	27,420	2,812,195
Targa Resources Corp.(a)	20,635	802,908
Valero Energy Corp.(a)	21,612	1,842,423
Williams Cos., Inc. (The)	84,086	2,071,879

		45,660,004

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Paper & Forest Products — 0.3%
Domtar Corp.	62,864	2,668,577

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	18,332	3,376,571
Herbalife Nutrition Ltd.*	33,097	1,357,639
Nu Skin Enterprises, Inc., Class A	7,098	283,778

		5,017,988

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	42,054	1,867,618
Eli Lilly & Co.	24,192	2,635,718
Johnson & Johnson	20,463	2,664,692
Merck & Co., Inc.	28,202	2,340,484
Pfizer, Inc.	65,022	2,525,455
Zoetis, Inc.	29,214	3,356,396

		15,390,363

Professional Services — 0.3%
Nielsen Holdings plc	4,178	96,763
Robert Half International, Inc.	35,567	2,148,602
Verisk Analytics, Inc.	2,599	394,320

		2,639,685

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	8,201	434,735

Road & Rail — 0.6%
CSX Corp.	11,965	842,336
Kansas City Southern	4,494	556,088
Norfolk Southern Corp.	7,702	1,472,006
Union Pacific Corp.	10,321	1,857,264

		4,727,694

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	19,953	2,343,679
Applied Materials, Inc.	23,202	1,145,483
Broadcom, Inc.	5,663	1,642,213
Cypress Semiconductor Corp.	24,863	571,103
Intel Corp.	31,729	1,603,901
KLA Corp.	13,338	1,818,236
Lam Research Corp.	5,519	1,151,319
Maxim Integrated Products, Inc.	27,633	1,635,597
Micron Technology, Inc.*(a)	26,009	1,167,544
ON Semiconductor Corp.*(a)	50,807	1,092,859
Skyworks Solutions, Inc.	10,225	871,988
Teradyne, Inc.	24,699	1,376,475
Texas Instruments, Inc.	15,596	1,949,656
Versum Materials, Inc.	43,181	2,244,549
Xilinx, Inc.	20,285	2,316,750

		22,931,352

Software — 2.2%
Adobe, Inc.*	8,101	2,421,065
Cadence Design Systems, Inc.*	35,352	2,612,866
Citrix Systems, Inc.	24,557	2,314,252
Intuit, Inc.	11,843	3,284,182
Microsoft Corp.	23,869	3,252,629
Oracle Corp.	30,997	1,745,131
VMware, Inc., Class A(a)	11,982	2,090,739

		17,720,864

Specialty Retail — 3.0%
AutoZone, Inc.*	2,130	2,392,075
Best Buy Co., Inc.	13,499	1,033,078
Burlington Stores, Inc.*	2,368	428,016
Dick’s Sporting Goods, Inc.(a)	63,267	2,351,634
Foot Locker, Inc.	45,434	1,865,520
Gap, Inc. (The)(a)	19,316	376,662
Home Depot, Inc. (The)	15,549	3,322,666
Lowe’s Cos., Inc.	22,236	2,254,730
Ross Stores, Inc.	16,653	1,765,718
TJX Cos., Inc. (The)	58,708	3,203,108
Tractor Supply Co.	29,297	3,187,807
Urban Outfitters, Inc.*	7,311	174,075
Williams-Sonoma, Inc.(a)	14,842	989,665

		23,344,754

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	9,816	2,091,201
Dell Technologies, Inc., Class C*	8,454	488,134
Hewlett Packard Enterprise Co.	19,684	282,859
HP, Inc.	83,878	1,764,793
NetApp, Inc.(a)	16,442	961,692
Western Digital Corp.(a)	9,873	532,056

		6,120,735

Textiles, Apparel & Luxury Goods — 2.1%
Carter’s, Inc.	16,641	1,547,946
Columbia Sportswear Co.	8,057	853,881
Hanesbrands, Inc.	51,490	828,474
Lululemon Athletica, Inc.*	16,998	3,248,148
NIKE, Inc., Class B	35,614	3,063,872
PVH Corp.	10,527	936,061
Ralph Lauren Corp.	20,444	2,130,878
Tapestry, Inc.	57,694	1,784,475
VF Corp.	25,823	2,256,672

		16,650,407

Tobacco — 0.5%
Altria Group, Inc.	38,782	1,825,469
Philip Morris International, Inc.	28,063	2,346,347

		4,171,816

Trading Companies & Distributors — 0.4%
Fastenal Co.	35,914	1,106,151
WW Grainger, Inc.	7,331	2,133,541

		3,239,692

Water Utilities — 0.4%
American Water Works Co., Inc.	26,128	2,998,972

Wireless Telecommunication Services — 1.2%
Sprint Corp.*(a)	305,072	2,236,178
Telephone & Data Systems, Inc.	86,565	2,799,512
T-Mobile US, Inc.*	40,198	3,204,987
United States Cellular Corp.*	23,077	1,105,157

		9,345,834

TOTAL COMMON STOCKS (Cost $705,872,915)		786,389,981

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c) (Cost $1,052,996)	1,052,996	1,052,996

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(b)(c)	30,002,100	30,005,101
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c)	11,264,086	11,264,086

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $41,269,687)		41,269,187

Total Investments — 105.2% (Cost $748,195,598)		828,712,164
Liabilities in Excess of Other Assets — (5.2)%		(41,045,726)

Net Assets — 100.0%		787,666,438

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $39,960,823.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	9	09/2019	USD	1,342,575	35,842

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$828,712,164	$—	$—	$828,712,164

Appreciation in Other Financial Instruments
Futures Contracts (a)	$35,842	$—	$—	$35,842

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$140,000,001	$110,000,000	$5,600	$(500)	$30,005,101	30,002,100	$425,566	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	4,709,887	215,640,962	209,086,763	—	—	11,264,086	11,264,086	149,580	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	6,889,863	24,538,959	30,375,826	—	—	1,052,996	1,052,996	29,852	—

Total	$11,599,750	$380,179,922	$349,462,589	$5,600	$(500)	$42,322,183		$604,998	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.7%
FLIR Systems, Inc.	5,458	271,044
Hexcel Corp.	5,436	444,447
Huntington Ingalls Industries, Inc.	918	209,580
Spirit AeroSystems Holdings, Inc., Class A	2,537	194,943
Textron, Inc.	4,107	202,475

		1,322,489

Automobiles & Parts — 2.2%
Aptiv plc	4,259	373,301
BorgWarner, Inc.(a)	6,112	231,034
Gentex Corp.	31,606	866,637
Genuine Parts Co.	6,469	628,269
Goodyear Tire & Rubber Co. (The)	9,906	136,009
Harley-Davidson, Inc.(a)	15,500	554,590
Lear Corp.	3,510	444,998
Valvoline, Inc.	15,981	322,656
WABCO Holdings, Inc.*(a)	3,878	513,486

		4,070,980

Banks — 2.8%
Associated Banc-Corp.	2,752	59,636
Bank of Hawaii Corp.	1,840	156,860
BankUnited, Inc.	3,131	107,738
CIT Group, Inc.	3,796	191,888
Citizens Financial Group, Inc.	3,727	138,868
Comerica, Inc.	2,028	148,450
Commerce Bancshares, Inc.	4,661	283,529
Cullen/Frost Bankers, Inc.	1,537	145,923
Fifth Third Bancorp	6,814	202,308
First Horizon National Corp.	6,921	113,504
First Republic Bank	2,027	201,403
FNB Corp.	8,415	101,401
Huntington Bancshares, Inc.	46,478	662,311
KeyCorp	8,108	148,944
M&T Bank Corp.	1,171	192,337
PacWest Bancorp	2,348	90,703
People’s United Financial, Inc.(a)	11,822	194,117
Popular, Inc. (Puerto Rico)	6,784	390,487
Prosperity Bancshares, Inc.(a)	1,514	105,056
Regions Financial Corp.	10,392	165,544
SunTrust Banks, Inc.	10,291	685,381
SVB Financial Group*	252	58,456
TCF Financial Corp.	14,922	319,032
Webster Financial Corp.(a)	2,560	130,560
Zions Bancorp NA	2,880	129,802

		5,124,238

Beverages — 0.7%
Brown-Forman Corp., Class B(a)	10,109	554,074
Molson Coors Brewing Co., Class B(a)	11,407	615,864

		1,169,938

Chemicals — 6.1%
Ashland Global Holdings, Inc.	6,996	556,042
Avery Dennison Corp.(a)	5,767	662,455
Cabot Corp.	9,733	435,260
Celanese Corp.	6,875	771,169
CF Industries Holdings, Inc.	16,644	824,877
Chemours Co. (The)	24,066	458,939
Eastman Chemical Co.	7,816	588,936
FMC Corp.	6,911	597,249
Huntsman Corp.	29,181	599,670
International Flavors & Fragrances, Inc.(a)	3,755	540,682
Mosaic Co. (The)	23,638	595,441
NewMarket Corp.	1,310	552,309
Olin Corp.	27,178	545,462
RPM International, Inc.	12,136	823,185
Scotts Miracle-Gro Co. (The)	6,361	713,577
Versum Materials, Inc.	13,153	683,693
Westlake Chemical Corp.(a)	8,842	597,454
WR Grace & Co.	9,040	613,002

		11,159,402

Construction & Materials — 0.7%
AO Smith Corp.	5,173	235,113
Armstrong World Industries, Inc.	1,262	123,310
Eagle Materials, Inc.	1,464	121,190
Jacobs Engineering Group, Inc.	845	69,721
Lennox International, Inc.	1,321	338,810
MDU Resources Group, Inc.	6,665	178,222

		1,066,366

Electricity — 5.9%
AES Corp.	40,806	685,133
Alliant Energy Corp.	2,663	131,925
CMS Energy Corp.	12,059	702,075
Consolidated Edison, Inc.	7,858	667,616
DTE Energy Co.	5,400	686,394
Edison International	11,396	849,458
Entergy Corp.	6,972	736,383
Evergy, Inc.	11,634	703,741
Eversource Energy	9,176	696,091
FirstEnergy Corp.	12,351	543,073
Hawaiian Electric Industries, Inc.	12,210	547,008
IDACORP, Inc.	2,558	261,070
NRG Energy, Inc.	16,879	576,249
Pinnacle West Capital Corp.	7,199	656,693
PPL Corp.	21,915	649,341
Public Service Enterprise Group, Inc.	11,545	659,797
Vistra Energy Corp.	10,389	222,948
Xcel Energy, Inc.	11,828	705,067

		10,680,062

Electronic & Electrical Equipment — 1.7%
Agilent Technologies, Inc.	4,559	316,440
AMETEK, Inc.	5,047	452,262
Amphenol Corp., Class A	5,044	470,706
Keysight Technologies, Inc.*	5,773	516,799
National Instruments Corp.	5,922	247,303
nVent Electric plc	3,279	81,286
Regal Beloit Corp.	1,148	91,404
Sensata Technologies Holding plc*	3,810	180,708
Waters Corp.*	2,908	612,308

		2,969,216

Financial Services — 2.5%
Ally Financial, Inc.	6,478	213,191
Ameriprise Financial, Inc.	1,548	225,249
Credit Acceptance Corp.*	461	220,372
Discover Financial Services	3,411	306,103

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Financial Services — continued
E*TRADE Financial Corp.	4,056	197,892
Element Solutions, Inc.*	44,564	446,531
Fidelity National Financial, Inc.	5,468	234,468
Invesco Ltd.	3,141	60,276
Jefferies Financial Group, Inc.	11,176	238,384
LPL Financial Holdings, Inc.	2,757	231,230
MSCI, Inc.	1,738	394,943
Nasdaq, Inc.	2,872	276,775
Navient Corp.	7,096	100,409
Raymond James Financial, Inc.	2,465	198,851
Santander Consumer USA Holdings, Inc.	16,663	448,401
SLM Corp.	12,839	116,963
Synchrony Financial	3,841	137,815
T. Rowe Price Group, Inc.(a)	1,915	217,142
Western Union Co. (The)	6,070	127,470

		4,392,465

Fixed Line Telecommunications — 0.6%
CenturyLink, Inc.	40,112	484,954
Zayo Group Holdings, Inc.*	16,378	552,430

		1,037,384

Food & Drug Retailers — 0.4%
AmerisourceBergen Corp.	3,788	330,124
Casey’s General Stores, Inc.	2,532	409,956

		740,080

Food Producers — 4.1%
Campbell Soup Co.(a)	13,969	577,478
Flowers Foods, Inc.	28,450	674,265
Herbalife Nutrition Ltd.*	12,539	514,350
Hershey Co. (The)	5,130	778,426
Hormel Foods Corp.(a)	16,219	664,817
Ingredion, Inc.	4,112	317,817
JM Smucker Co. (The)	5,005	556,506
Kellogg Co.	10,003	582,375
Lamb Weston Holdings, Inc.	8,359	561,056
McCormick & Co., Inc. (Non-Voting)	4,339	687,905
Post Holdings, Inc.*	5,998	643,106
TreeHouse Foods, Inc.*(a)	6,292	373,367
Tyson Foods, Inc., Class A	6,712	533,604

		7,465,072

Forestry & Paper — 0.6%
Domtar Corp.(a)	13,803	585,937
International Paper Co.	12,270	538,776

		1,124,713

Gas, Water & Multiutilities — 2.7%
Ameren Corp.	9,230	698,619
American Water Works Co., Inc.	5,992	687,762
Aqua America, Inc.	2,243	94,094
Atmos Energy Corp.	6,641	724,135
CenterPoint Energy, Inc.	23,272	675,121
National Fuel Gas Co.	9,977	476,302
Sempra Energy(a)	2,220	300,654
UGI Corp.	12,803	654,105
WEC Energy Group, Inc.(a)	8,414	719,060

		5,029,852

General Industrials — 1.1%
AptarGroup, Inc.	2,849	344,786
Fortive Corp.	4,678	355,762
ITT, Inc.	2,211	138,011
Packaging Corp. of America	2,544	256,868
Parker-Hannifin Corp.	1,551	271,549
Silgan Holdings, Inc.	2,923	87,865
Sonoco Products Co.	6,029	361,921
Westrock Co.	2,914	105,050

		1,921,812

General Retailers — 6.0%
AutoZone, Inc.*	533	598,580
Best Buy Co., Inc.	8,066	617,291
Burlington Stores, Inc.*	355	64,166
Copart, Inc.*	9,460	733,434
Dick’s Sporting Goods, Inc.(a)	17,974	668,093
Dollar General Corp.	5,331	714,461
Dollar Tree, Inc.*	4,175	424,806
Foot Locker, Inc.	4,346	178,447
frontdoor, Inc.*	4,761	217,292
Gap, Inc. (The)	8,460	164,970
Grand Canyon Education, Inc.*	2,564	278,886
H&R Block, Inc.(a)	25,723	712,270
IAA, Inc.*	11,312	528,836
KAR Auction Services, Inc.	11,241	300,584
Kohl’s Corp.	10,384	559,282
Macy’s, Inc.	15,612	354,861
Nordstrom, Inc.(a)	11,102	367,587
Penske Automotive Group, Inc.	4,274	196,476
Service Corp. International(a)	14,821	683,841
ServiceMaster Global Holdings, Inc.*	9,554	508,560
Tiffany & Co.(a)	4,229	397,188
Tractor Supply Co.(a)	6,707	729,789
Urban Outfitters, Inc.*	12,953	308,411
Williams-Sonoma, Inc.(a)	9,797	653,264

		10,961,375

Health Care Equipment & Services — 8.7%
ABIOMED, Inc.*	1,869	520,629
Acadia Healthcare Co., Inc.*	3,789	121,021
Bio-Rad Laboratories, Inc., Class A*	1,892	595,791
Bruker Corp.	8,017	383,613
Centene Corp.*	9,874	514,337
Chemed Corp.	1,599	648,219
Cooper Cos., Inc. (The)(a)	2,272	766,573
DaVita, Inc.*	8,321	498,012
Dentsply Sirona, Inc.	5,654	307,860
Encompass Health Corp.	8,359	533,639
Henry Schein, Inc.*	7,848	522,206
Hill-Rom Holdings, Inc.	6,625	706,490
Hologic, Inc.*	12,139	622,124
ICU Medical, Inc.*	1,240	315,506
IDEXX Laboratories, Inc.*	2,710	764,355
Laboratory Corp. of America Holdings*	4,058	679,796
MEDNAX, Inc.*	9,774	240,147
Molina Healthcare, Inc.*	4,752	630,971
Quest Diagnostics, Inc.	6,567	670,359
ResMed, Inc.	5,929	763,062
STERIS plc	5,056	752,636
Teleflex, Inc.	2,345	796,690
Universal Health Services, Inc., Class B	4,755	717,339
Varian Medical Systems, Inc.*	5,234	614,314

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Services — continued
WellCare Health Plans, Inc.*	2,450	703,762
West Pharmaceutical Services, Inc.	5,854	803,579
Zimmer Biomet Holdings, Inc.	5,007	676,596

		15,869,626

Household Goods & Home Construction — 3.2%
Church & Dwight Co., Inc.	9,098	686,353
Clorox Co. (The)	4,460	725,196
DR Horton, Inc.	10,727	492,691
Energizer Holdings, Inc.(a)	8,932	375,859
Fortune Brands Home & Security, Inc.	3,777	207,508
Leggett & Platt, Inc.	15,475	618,536
Lennar Corp., Class A	7,233	344,074
Middleby Corp. (The)*	1,848	248,334
NVR, Inc.*	183	611,978
PulteGroup, Inc.	21,791	686,634
Toll Brothers, Inc.	14,589	524,766
Whirlpool Corp.	2,048	297,943

		5,819,872

Industrial Engineering — 3.1%
Allison Transmission Holdings, Inc.	5,745	263,983
Crane Co.	2,047	171,334
Cummins, Inc.	3,379	554,156
Dover Corp.	3,067	297,039
Graco, Inc.	10,142	487,627
IDEX Corp.	3,190	536,622
Ingersoll-Rand plc	3,438	425,143
Lincoln Electric Holdings, Inc.	3,189	269,534
Nordson Corp.	1,453	205,832
Oshkosh Corp.	2,698	225,472
PACCAR, Inc.	3,400	238,476
Pentair plc(a)	3,289	127,646
Rockwell Automation, Inc.	1,973	317,219
Snap-on, Inc.	3,952	603,115
Toro Co. (The)(a)	10,245	746,041
Trinity Industries, Inc.	2,695	52,822
Xylem, Inc.	2,774	222,724

		5,744,785

Industrial Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	54,616	604,053
Nucor Corp.	11,583	629,883
Reliance Steel & Aluminum Co.	7,868	786,407
Steel Dynamics, Inc.	20,158	635,179

		2,655,522

Industrial Transportation — 0.9%
CH Robinson Worldwide, Inc.	3,544	296,739
Expeditors International of Washington, Inc.	3,966	302,804
Kansas City Southern	1,995	246,861
Landstar System, Inc.	3,971	441,853
Macquarie Infrastructure Corp.	3,160	130,950
Old Dominion Freight Line, Inc.	1,718	286,872

		1,706,079

Leisure Goods — 1.6%
Brunswick Corp.	7,068	347,463
Garmin Ltd.	8,376	658,270
Hasbro, Inc.	4,137	501,239
Polaris Industries, Inc.	2,697	255,325
Pool Corp.	3,478	658,629
Take-Two Interactive Software, Inc.*	3,292	403,336
Thor Industries, Inc.	2,919	173,972

		2,998,234

Life Insurance — 0.6%
Assurant, Inc.	2,728	309,246
Lincoln National Corp.	1,784	116,566
Principal Financial Group, Inc.	3,896	226,124
Torchmark Corp.	4,749	433,679

		1,085,615

Media — 2.9%
Discovery, Inc., Class A*(a)	14,795	448,437
Dolby Laboratories, Inc., Class A	4,123	280,776
FactSet Research Systems, Inc.(a)	2,430	673,839
Graham Holdings Co., Class B(a)	525	389,933
Interpublic Group of Cos., Inc. (The)	14,376	329,498
John Wiley & Sons, Inc., Class A(a)	1,739	79,142
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,575	148,827
Morningstar, Inc.	1,501	228,122
Nexstar Media Group, Inc., Class A	4,040	411,151
Omnicom Group, Inc.	5,897	473,057
Sinclair Broadcast Group, Inc., Class A	6,965	349,991
Sirius XM Holdings, Inc.(a)	82,656	517,427
Tribune Media Co., Class A	11,411	530,269
Viacom, Inc., Class B	9,645	292,726

		5,153,195

Mining — 0.9%
Newmont Goldcorp Corp.	18,396	671,822
Royal Gold, Inc.	7,670	877,831

		1,549,653

Mobile Telecommunications — 0.9%
Sprint Corp.*(a)	83,004	608,419
Telephone & Data Systems, Inc.	18,849	609,577
United States Cellular Corp.*	6,662	319,043

		1,537,039

Nonlife Insurance — 2.7%
Alleghany Corp.*	471	322,979
American Financial Group, Inc.	4,261	436,241
Arch Capital Group Ltd.*	482	18,649
Arthur J Gallagher & Co.	5,936	536,792
Assured Guaranty Ltd.	3,675	160,561
Axis Capital Holdings Ltd.	4,683	298,167
Brown & Brown, Inc.	13,034	468,312
Cincinnati Financial Corp.	3,697	396,799
CNA Financial Corp.	236	11,302
Everest Re Group Ltd.	916	225,922
First American Financial Corp.	2,811	162,532
Hanover Insurance Group, Inc. (The)	1,369	177,573
Loews Corp.	5,968	319,527
Mercury General Corp.	2,191	124,252
Old Republic International Corp.	20,413	465,620
Reinsurance Group of America, Inc.	1,833	285,801
WR Berkley Corp.	7,057	489,685

		4,900,714

Oil & Gas Producers — 4.2%
Apache Corp.(a)	19,487	475,873
Cabot Oil & Gas Corp.	22,687	434,683
Cheniere Energy, Inc.*	6,685	435,528
Concho Resources, Inc.	5,196	507,545
Continental Resources, Inc.*	11,834	439,870

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil & Gas Producers — continued
Devon Energy Corp.	20,185	544,995
Diamondback Energy, Inc.	5,187	536,491
EQT Corp.	27,321	412,820
Hess Corp.(a)	9,748	632,060
HollyFrontier Corp.	13,726	683,143
Marathon Oil Corp.	42,236	594,261
Murphy Oil Corp.	20,423	490,969
PBF Energy, Inc., Class A	19,202	536,312
Pioneer Natural Resources Co.(a)	3,592	495,840
Targa Resources Corp.(a)	11,750	457,193

		7,677,583

Oil Equipment, Services & Distribution — 2.0%
Antero Midstream Corp.	9,820	89,558
Apergy Corp.*	10,112	328,943
Helmerich & Payne, Inc.(a)	10,373	515,331
National Oilwell Varco, Inc.	16,378	390,124
OGE Energy Corp.(a)	16,257	698,238
ONEOK, Inc.	8,840	619,507
Patterson-UTI Energy, Inc.(a)	30,697	357,006
Williams Cos., Inc. (The)	19,582	482,500

		3,481,207

Personal Goods — 2.8%
Capri Holdings Ltd.*	9,526	339,030
Carter’s, Inc.(a)	5,349	497,564
Columbia Sportswear Co.	5,738	608,113
Hanesbrands, Inc.	34,152	549,506
Lululemon Athletica, Inc.*	4,087	780,985
Nu Skin Enterprises, Inc., Class A	7,073	282,778
PVH Corp.	2,933	260,802
Ralph Lauren Corp.	5,615	585,252
Skechers U.S.A., Inc., Class A*	14,203	538,862
Tapestry, Inc.	13,499	417,524
Under Armour, Inc., Class C*	3,051	62,057

		4,922,473

Pharmaceuticals & Biotechnology — 2.2%
Bio-Techne Corp.	3,411	716,822
Cardinal Health, Inc.	5,674	259,472
Charles River Laboratories International, Inc.*	4,943	665,031
Ionis Pharmaceuticals, Inc.*	4,920	324,031
IQVIA Holdings, Inc.*	4,986	793,622
Jazz Pharmaceuticals plc*	3,235	450,894
Mylan NV*	14,130	295,317
Perrigo Co. plc	7,484	404,211
United Therapeutics Corp.*	1,461	115,770

		4,025,170

Real Estate Investment & Services — 0.2%
CBRE Group, Inc., Class A*	3,893	206,368
Jones Lang LaSalle, Inc.	882	128,498

		334,866

Real Estate Investment Trusts — 6.0%
AGNC Investment Corp.	12,983	222,529
Alexandria Real Estate Equities, Inc.	1,545	226,126
American Campus Communities, Inc.	991	46,329
Annaly Capital Management, Inc.	21,326	203,663
AvalonBay Communities, Inc.	1,663	347,218
Brandywine Realty Trust	6,963	102,704
Brixmor Property Group, Inc.	4,449	84,442
Camden Property Trust	2,007	208,146
Chimera Investment Corp.	37,007	713,495
CoreSite Realty Corp.	1,427	149,564
CubeSmart	564	19,148
Digital Realty Trust, Inc.(a)	2,018	230,778
Douglas Emmett, Inc.	5,842	238,470
Duke Realty Corp.	8,320	277,306
EPR Properties	1,602	119,237
Equity Commonwealth	4,431	148,793
Equity LifeStyle Properties, Inc.	2,156	267,883
Essex Property Trust, Inc.	472	142,648
Extra Space Storage, Inc.	2,222	249,731
Federal Realty Investment Trust	290	38,283
Gaming and Leisure Properties, Inc.	4,830	182,139
HCP, Inc.	21,335	681,227
Highwoods Properties, Inc.	2,771	125,609
Hospitality Properties Trust	6,256	154,586
Host Hotels & Resorts, Inc.	9,609	167,101
Hudson Pacific Properties, Inc.	3,745	132,198
Iron Mountain, Inc.	3,395	99,847
Kilroy Realty Corp.(a)	2,289	181,884
Lamar Advertising Co., Class A	2,832	229,165
Liberty Property Trust	4,990	260,977
Medical Properties Trust, Inc.	37,993	664,877
MFA Financial, Inc.	45,496	326,661
Mid-America Apartment Communities, Inc.	1,412	166,390
National Retail Properties, Inc.	1,748	91,316
New Residential Investment Corp.	42,482	666,543
Omega Healthcare Investors, Inc.	3,649	132,459
Outfront Media, Inc.	5,359	145,658
Park Hotels & Resorts, Inc.	22,500	594,225
SITE Centers Corp.	1,483	21,133
Starwood Property Trust, Inc.	30,627	711,465
Sun Communities, Inc.	1,569	208,379
Taubman Centers, Inc.	1,999	80,999
Two Harbors Investment Corp.	12,892	173,526
Vornado Realty Trust	622	40,007
Weingarten Realty Investors	3,601	100,504
Welltower, Inc.	3,244	269,641
WP Carey, Inc.	1,675	144,954

		10,789,963

Software & Computer Services — 5.2%
Akamai Technologies, Inc.*	665	58,607
Amdocs Ltd.	10,764	688,788
ANSYS, Inc.*	3,313	672,937
Cadence Design Systems, Inc.*	10,641	786,476
CDW Corp.	6,867	811,405
Cerner Corp.	6,044	433,053
Citrix Systems, Inc.(a)	6,667	628,298
Covetrus, Inc.*(a)	3,126	73,992
DXC Technology Co.	3,962	220,961
IAC/InterActiveCorp*	2,507	599,298
Leidos Holdings, Inc.	8,971	736,519
LogMeIn, Inc.(a)	2,963	225,099
Manhattan Associates, Inc.*(a)	5,291	449,682
Paycom Software, Inc.*(a)	513	123,505
PTC, Inc.*	6,813	461,785
SS&C Technologies Holdings, Inc.	11,424	547,781
Synopsys, Inc.*	5,809	771,203

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software & Computer Services — continued
Teradata Corp.*	1,616	59,178
Veeva Systems, Inc., Class A*	3,299	547,304
VeriSign, Inc.*	3,472	732,905

		9,628,776

Support Services — 3.2%
Booz Allen Hamilton Holding Corp.(a)	3,747	257,606
Broadridge Financial Solutions, Inc.	5,417	688,609
Cintas Corp.	1,686	439,102
Fastenal Co.	5,895	181,566
Fiserv, Inc.*	8,472	893,203
Jack Henry & Associates, Inc.	3,326	464,642
MSC Industrial Direct Co., Inc., Class A	1,937	137,624
Paychex, Inc.	4,079	338,761
Republic Services, Inc.	6,201	549,719
Robert Half International, Inc.	4,420	267,012
Total System Services, Inc.	3,420	464,162
TransUnion	4,387	363,200
WW Grainger, Inc.	697	202,848
Xerox Corp.	16,568	531,833

		5,779,887

Technology Hardware & Equipment — 4.3%
Cypress Semiconductor Corp.	23,862	548,110
F5 Networks, Inc.*	3,104	455,419
Juniper Networks, Inc.	17,767	480,064
KLA Corp.	4,064	554,004
L3Harris Technologies, Inc.	5,381	1,117,096
Lam Research Corp.	1,808	377,167
Marvell Technology Group Ltd.	11,431	300,178
Maxim Integrated Products, Inc.	8,342	493,763
Motorola Solutions, Inc.	4,518	749,807
NetApp, Inc.	5,252	307,189
ON Semiconductor Corp.*	14,368	309,056
Qorvo, Inc.*	4,893	358,608
Skyworks Solutions, Inc.	3,449	294,131
Teradyne, Inc.	12,042	671,101
Western Digital Corp.(a)	3,004	161,886
Xilinx, Inc.	5,626	642,545

		7,820,124

Travel & Leisure — 4.0%
Alaska Air Group, Inc.	967	61,269
Choice Hotels International, Inc.	6,403	549,441
Cinemark Holdings, Inc.(a)	10,994	438,880
Copa Holdings SA, Class A (Panama)(a)	3,706	374,677
Darden Restaurants, Inc.	4,925	598,683
Dunkin’ Brands Group, Inc.	6,788	544,126
Extended Stay America, Inc.	25,162	420,709
Hilton Worldwide Holdings, Inc.	6,496	627,189
Hyatt Hotels Corp., Class A	6,643	513,836
Norwegian Cruise Line Holdings Ltd.*	5,174	255,802
Royal Caribbean Cruises Ltd.	2,633	306,323
Sabre Corp.	16,183	380,462
Six Flags Entertainment Corp.	8,431	445,410
United Airlines Holdings, Inc.*	1,001	92,002
Vail Resorts, Inc.	2,111	520,404
Wendy’s Co. (The)	24,861	452,222
Wyndham Destinations, Inc.	8,468	398,504
Yum China Holdings, Inc. (China)	8,893	404,631

		7,384,570

TOTAL COMMON STOCKS (Cost $166,607,849)		181,100,397

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c) (Cost $321,360)	321,360	321,360

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(b)(c)	7,000,300	7,001,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c)	7,643,040	7,643,040

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,644,040)		14,644,040

Total Investments — 108.1% (Cost $181,573,249)		196,065,797
Liabilities in Excess of Other Assets — (8.1%)		(14,608,883)

Net Assets — 100.0%		181,456,914

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $14,227,820.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	2	09/2019	USD	393,080	5,066

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$196,065,797	$—	$—	$196,065,797

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,066	$—	$—	$5,066

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$23,000,000	$16,000,000	$1,000	$—	$7,001,000	7,000,300	$78,139	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	643,332	68,894,674	61,894,966	—	—	7,643,040	7,643,040	47,818	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	3,620,915	6,762,757	10,062,312	—	—	321,360	321,360	11,244	—

Total	$4,264,247	$98,657,431	$87,957,278	$1,000	$—	$14,965,400		$137,201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.6%
AAR Corp.	3,102	129,850
Aerojet Rocketdyne Holdings, Inc.*	4,234	180,876
AeroVironment, Inc.*	2,140	117,379
Cubic Corp.	2,063	136,571
Moog, Inc., Class A	3,857	314,191
National Presto Industries, Inc.(a)	1,606	147,704
Park Aerospace Corp.	3,670	66,757

		1,093,328

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.*	1,904	86,918
Echo Global Logistics, Inc.*	4,320	90,979
Forward Air Corp.	2,809	176,967
Hub Group, Inc., Class A*	3,154	143,034

		497,898

Airlines — 0.5%
Allegiant Travel Co.	941	141,009
Hawaiian Holdings, Inc.(a)	3,402	88,418
SkyWest, Inc.	4,941	299,968
Spirit Airlines, Inc.*	7,018	297,774

		827,169

Auto Components — 1.8%
Cooper Tire & Rubber Co.	17,613	474,142
Cooper-Standard Holdings, Inc.*	937	46,363
Dorman Products, Inc.*(a)	6,534	469,664
Fox Factory Holding Corp.*(a)	14,270	1,142,742
Gentherm, Inc.*	9,738	398,381
LCI Industries	5,838	534,936
Modine Manufacturing Co.*	1,120	15,366
Stoneridge, Inc.*(a)	719	23,418

		3,105,012

Automobiles — 0.3%
Winnebago Industries, Inc.(a)	15,107	608,812

Banks — 3.2%
1st Source Corp.	835	39,203
Ameris Bancorp	2,307	91,749
Atlantic Union Bankshares Corp.	3,028	115,155
BancFirst Corp.	1,751	102,153
BancorpSouth Bank	2,805	83,841
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,845	89,418
Banner Corp.	1,950	115,557
Brookline Bancorp, Inc.	5,618	83,315
Cadence BanCorp	5,618	96,293
Capital City Bank Group, Inc.	652	16,835
Cathay General Bancorp	2,346	87,318
CenterState Bank Corp.	3,798	92,367
Columbia Banking System, Inc.	2,943	110,981
Community Bank System, Inc.	5,220	344,468
Community Trust Bancorp, Inc.	1,966	83,142
CVB Financial Corp.	2,358	51,900
First BanCorp (Puerto Rico)	32,484	349,528
First Busey Corp.	228	6,163
First Financial Bancorp	2,102	53,580
First Financial Bankshares, Inc.(a)	3,690	120,847
First Financial Corp.	559	24,266
First Merchants Corp.(a)	679	26,759
First Midwest Bancorp, Inc.	2,450	52,993
Fulton Financial Corp.	6,037	102,629
Glacier Bancorp, Inc.	6,154	257,914
Great Western Bancorp, Inc.(a)	3,352	113,365
Hancock Whitney Corp.	2,194	91,095
Home BancShares, Inc.(a)	4,976	97,878
Hope Bancorp, Inc.	7,669	113,118
IBERIABANK Corp.	1,400	109,998
Independent Bank Corp.	2,605	202,565
Investors Bancorp, Inc.	14,902	169,287
NBT Bancorp, Inc.	1,023	39,590
OFG Bancorp (Puerto Rico)	5,479	123,990
Old National Bancorp(a)	17,779	313,088
Renasant Corp.(a)	1,045	37,505
Republic Bancorp, Inc., Class A	1,525	72,849
S&T Bancorp, Inc.	1,719	65,442
Sandy Spring Bancorp, Inc.	599	21,828
Simmons First National Corp., Class A(a)	3,925	101,069
Trustmark Corp.(a)	8,459	300,633
UMB Financial Corp.	1,631	111,332
United Bankshares, Inc.(a)	9,046	340,039
United Community Banks, Inc.	5,135	147,375
Valley National Bancorp(a)	14,550	162,378
WesBanco, Inc.	4,683	171,304
Westamerica Bancorp	2,952	189,223

		5,693,325

Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A*(a)	1,536	602,603
Coca-Cola Consolidated, Inc.	1,602	470,235
MGP Ingredients, Inc.(a)	1,939	96,931

		1,169,769

Biotechnology — 2.3%
Acceleron Pharma, Inc.*	3,183	138,970
Achillion Pharmaceuticals, Inc.*	12,337	54,406
Acorda Therapeutics, Inc.*	4,723	32,730
AMAG Pharmaceuticals, Inc.*(a)	1,477	12,200
Anika Therapeutics, Inc.*	2,894	159,430
Arena Pharmaceuticals, Inc.*	6,099	382,285
Arrowhead Pharmaceuticals, Inc.*(a)	13,632	396,146
Blueprint Medicines Corp.*(a)	1,733	173,560
Chimerix, Inc.*	2,506	9,022
Cyclerion Therapeutics, Inc.*	950	8,826
Dynavax Technologies Corp.*(a)	2,274	6,276
Eagle Pharmaceuticals, Inc.*	1,920	105,331
Emergent BioSolutions, Inc.*	2,524	111,409
Enanta Pharmaceuticals, Inc.*(a)	1,838	137,887
FibroGen, Inc.*(a)	2,596	122,687
Five Prime Therapeutics, Inc.*	2,051	10,481
Genomic Health, Inc.*(a)	6,192	451,830
Halozyme Therapeutics, Inc.*(a)	5,642	95,858
Heron Therapeutics, Inc.*(a)	3,993	69,638
ImmunoGen, Inc.*	3,325	7,481
Inovio Pharmaceuticals, Inc.*(a)	11,942	32,960
Ironwood Pharmaceuticals, Inc.*	8,357	88,835
Lexicon Pharmaceuticals, Inc.*(a)	7,480	10,098

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Biotechnology — continued
Ligand Pharmaceuticals, Inc.*(a)	1,034	94,621
Momenta Pharmaceuticals, Inc.*	4,813	54,387
Myriad Genetics, Inc.*(a)	4,793	139,668
Novavax, Inc.*(a)	407	1,754
PDL BioPharma, Inc.*	25,371	73,069
PTC Therapeutics, Inc.*	3,498	168,499
Repligen Corp.*	4,652	439,102
Retrophin, Inc.*	6,015	119,037
Sangamo Therapeutics, Inc.*(a)	3,030	36,390
Spark Therapeutics, Inc.*	456	45,609
Spectrum Pharmaceuticals, Inc.*	5,548	42,054
Vanda Pharmaceuticals, Inc.*	7,678	95,591
Xencor, Inc.*	2,829	124,533

		4,052,660

Building Products — 1.1%
Advanced Drainage Systems, Inc.	3,955	130,238
American Woodmark Corp.*	1,309	111,069
Apogee Enterprises, Inc.	4,417	179,154
Builders FirstSource, Inc.*	6,302	108,268
Cornerstone Building Brands, Inc.*	692	4,027
Gibraltar Industries, Inc.*	2,377	98,503
Griffon Corp.	5,665	92,623
JELD-WEN Holding, Inc.*	3,979	87,180
Masonite International Corp.*	1,980	105,534
Patrick Industries, Inc.*	2,520	115,592
PGT Innovations, Inc.*	6,368	102,652
Quanex Building Products Corp.	4,835	90,028
Simpson Manufacturing Co., Inc.	3,546	219,001
Trex Co., Inc.*(a)	1,265	103,414
Universal Forest Products, Inc.	8,256	333,790

		1,881,073

Capital Markets — 0.7%
Ares Management Corp.	12,590	368,257
Blucora, Inc.*(a)	7,885	236,077
Cohen & Steers, Inc.	3,198	167,479
Federated Investors, Inc., Class B	10,598	368,281
Houlihan Lokey, Inc.	2,709	124,614

		1,264,708

Chemicals — 3.8%
AdvanSix, Inc.*	6,569	168,429
American Vanguard Corp.	3,261	46,567
Balchem Corp.	4,658	478,097
Ferro Corp.*	23,892	351,929
Flotek Industries, Inc.*	6,258	19,212
GCP Applied Technologies, Inc.*	7,951	175,161
HB Fuller Co.	9,949	475,662
Ingevity Corp.*(a)	3,679	362,529
Innophos Holdings, Inc.	4,167	113,217
Innospec, Inc.	4,858	453,640
Koppers Holdings, Inc.*	2,425	66,202
Kraton Corp.*	10,631	326,053
Kronos Worldwide, Inc.	9,121	122,313
LSB Industries, Inc.*	4,638	23,144
Minerals Technologies, Inc.	12,132	646,029
Orion Engineered Carbons SA (Luxembourg)	6,710	130,711
PolyOne Corp.	7,116	233,191
Quaker Chemical Corp.	1,778	333,179
Rayonier Advanced Materials, Inc.(a)	27,338	127,122
Sensient Technologies Corp.(a)	13,335	909,047
Stepan Co.	3,812	377,960
Tredegar Corp.	4,987	83,133
Trinseo SA	8,785	340,946
Tronox Holdings plc, Class A(a)	34,853	385,474

		6,748,947

Commercial Services & Supplies — 3.0%
ABM Industries, Inc.	4,747	199,801
ACCO Brands Corp.	24,036	235,072
Brady Corp., Class A	3,236	167,398
Cimpress NV (Netherlands)*(a)	1,021	98,475
CompX International, Inc.	1,503	24,724
Covanta Holding Corp.(a)	10,470	180,293
Deluxe Corp.	2,269	101,243
Healthcare Services Group, Inc.(a)	4,945	118,235
Herman Miller, Inc.	13,673	619,934
HNI Corp.	11,318	387,528
Interface, Inc.	30,378	421,039
Kimball International, Inc., Class B	5,040	87,394
Knoll, Inc.	15,818	383,587
Matthews International Corp., Class A	4,170	142,406
McGrath RentCorp	2,728	185,804
Mobile Mini, Inc.	669	22,719
MSA Safety, Inc.(a)	2,349	247,467
Pitney Bowes, Inc.	20,656	83,657
Steelcase, Inc., Class A	22,439	379,444
Team, Inc.*	2,113	34,991
Tetra Tech, Inc.	4,724	374,141
UniFirst Corp.(a)	2,200	433,114
Viad Corp.	4,119	284,788

		5,213,254

Communications Equipment — 1.4%
Acacia Communications, Inc.*	6,929	465,421
ADTRAN, Inc.	17,164	190,692
Applied Optoelectronics, Inc.*(a)	2,187	21,892
CalAmp Corp.*	4,324	48,256
Casa Systems, Inc.*	7,786	51,310
Comtech Telecommunications Corp.	5,333	158,710
Finisar Corp.*	4,805	113,062
Harmonic, Inc.*(a)	15,083	112,670
Infinera Corp.*	5,867	22,647
Inseego Corp.*(a)	40,000	208,000
InterDigital, Inc.	2,636	169,837
Lumentum Holdings, Inc.*(a)	1,859	105,275
NETGEAR, Inc.*	2,609	88,315
NetScout Systems, Inc.*	3,839	99,967
Plantronics, Inc.	3,420	131,328
Ribbon Communications, Inc.*	1,005	4,945
Viavi Solutions, Inc.*(a)	26,826	393,537

		2,385,864

Construction & Engineering — 0.7%
Aegion Corp.*	3,656	68,916
Arcosa, Inc.	4,715	176,812
Argan, Inc.	1,817	74,770
Comfort Systems USA, Inc.	5,271	221,382
Dycom Industries, Inc.*	1,627	89,745
EMCOR Group, Inc.	2,663	224,731
Granite Construction, Inc.	1,291	45,830
Great Lakes Dredge & Dock Corp.*	8,080	86,698

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Construction & Engineering — continued
MasTec, Inc.*(a)	3,443	176,695
Tutor Perini Corp.*	3,537	46,193

		1,211,772

Construction Materials — 0.1%
US Concrete, Inc.*	1,770	83,349

Consumer Finance — 0.3%
Encore Capital Group, Inc.*	2,541	91,425
EZCORP, Inc., Class A*	1,953	19,237
FirstCash, Inc.	1,780	179,139
PRA Group, Inc.*(a)	1,749	54,447
World Acceptance Corp.*	760	96,315

		440,563

Containers & Packaging — 0.1%
Greif, Inc., Class A(a)	3,298	115,298
Myers Industries, Inc.	3,361	54,347

		169,645

Distributors — 0.2%
Core-Mark Holding Co., Inc.	7,901	295,735
Funko, Inc., Class A*(a)	5,108	127,751

		423,486

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.*(a)	5,503	260,677
American Public Education, Inc.*	4,457	147,170
Career Education Corp.*	12,437	235,806
Carriage Services, Inc.	2,855	54,588
Chegg, Inc.*	5,221	234,527
Houghton Mifflin Harcourt Co.*(a)	1,137	6,652
K12, Inc.*	4,289	128,027
Laureate Education, Inc., Class A*	16,152	264,731
Regis Corp.*	7,111	130,131
Sotheby’s*(a)	3,010	179,727
Strategic Education, Inc.	1,836	326,790
Weight Watchers International, Inc.*(a)	2,453	53,107

		2,021,933

Diversified Telecommunication Services — 1.7%
Cogent Communications Holdings, Inc.	6,013	378,879
Consolidated Communications Holdings, Inc.	24,437	115,098
Frontier Communications Corp.*(a)	47,170	62,265
IDT Corp., Class B*	19,427	197,378
Intelsat SA*(a)	21,325	482,798
Iridium Communications, Inc.*	31,447	800,012
Pareteum Corp.*(a)	68,407	239,425
Vonage Holdings Corp.*	58,158	721,159

		2,997,014

Electric Utilities — 2.8%
ALLETE, Inc.	11,179	972,014
El Paso Electric Co.	17,211	1,140,401
MGE Energy, Inc.	5,615	416,352
Otter Tail Corp.	7,930	423,304
PNM Resources, Inc.	19,627	974,873
Portland General Electric Co.	16,086	882,317
Spark Energy, Inc., Class A(a)	17,219	188,376

		4,997,637

Electrical Equipment — 0.9%
Atkore International Group, Inc.*	5,269	143,791
AZZ, Inc.	3,951	184,038
Encore Wire Corp.	2,869	157,565
EnerSys	2,198	149,706
Generac Holdings, Inc.*(a)	2,047	147,998
Plug Power, Inc.*(a)	66,234	146,377
Sunrun, Inc.*	22,997	438,093
TPI Composites, Inc.*	8,408	214,993
Vicor Corp.*(a)	1,515	44,783

		1,627,344

Electronic Equipment, Instruments & Components — 1.5%
Anixter International, Inc.*	1,895	121,962
Badger Meter, Inc.(a)	4,107	219,684
Belden, Inc.	1,837	83,510
Benchmark Electronics, Inc.	2,734	73,982
CTS Corp.(a)	1,196	37,698
Daktronics, Inc.	6,323	40,088
Fabrinet (Thailand)*	3,296	176,929
II-VI, Inc.*(a)	1,963	77,931
Insight Enterprises, Inc.*	6,865	377,712
Methode Electronics, Inc.	2,696	80,745
MTS Systems Corp.	4,915	283,202
Novanta, Inc.*	2,085	175,328
PC Connection, Inc.	3,366	110,102
Plexus Corp.*(a)	3,157	188,505
ScanSource, Inc.*	3,223	109,421
Tech Data Corp.*	3,559	360,669
TTM Technologies, Inc.*	4,987	52,164
Vishay Intertechnology, Inc.(a)	6,264	106,488

		2,676,120

Energy Equipment & Services — 2.4%
Archrock, Inc.	32,705	359,101
C&J Energy Services, Inc.*	437	4,781
Cactus, Inc., Class A*	9,852	289,353
Covia Holdings Corp.*(a)	5,732	9,974
Diamond Offshore Drilling, Inc.*(a)	13,023	117,728
Dril-Quip, Inc.*	5,245	275,992
Forum Energy Technologies, Inc.*	6,134	16,071
Geospace Technologies Corp.*	1,499	23,399
Helix Energy Solutions Group, Inc.*	38,330	335,771
Keane Group, Inc.*(a)	22,980	144,544
KLX Energy Services Holdings, Inc.*	1,018	16,003
Liberty Oilfield Services, Inc., Class A(a)	14,455	204,538
Matrix Service Co.*	6,851	125,853
McDermott International, Inc.*(a)	8,484	54,467
Nabors Industries Ltd.(a)	137,122	405,881
Newpark Resources, Inc.*(a)	17,382	132,625
Noble Corp. plc*	36,948	82,394
Oceaneering International, Inc.*	19,718	304,643
Oil States International, Inc.*	16,847	251,357
ProPetro Holding Corp.*	16,634	301,574
RPC, Inc.(a)	23,823	147,226
SEACOR Holdings, Inc.*	5,995	285,602
Solaris Oilfield Infrastructure, Inc., Class A	10,134	145,018
TETRA Technologies, Inc.*	8,421	13,137
Tidewater, Inc.*	3,762	86,488

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Energy Equipment & Services — continued
US Silica Holdings, Inc.(a)	9,816	136,050

		4,269,570

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	14,503	171,571
IMAX Corp.*	6,372	139,865
Marcus Corp. (The)	4,889	171,066
Rosetta Stone, Inc.*	6,031	138,472

		620,974

Equity Real Estate Investment Trusts (REITs) — 5.2%
Acadia Realty Trust	10,207	286,510
Agree Realty Corp.(a)	4,818	322,083
American Assets Trust, Inc.	7,131	330,878
CareTrust REIT, Inc.	13,193	306,473
Chesapeake Lodging Trust	728	19,998
Community Healthcare Trust, Inc.	2,182	89,658
CoreCivic, Inc.	7,107	120,606
CorePoint Lodging, Inc.	2,316	27,167
DiamondRock Hospitality Co.	5,291	53,280
EastGroup Properties, Inc.	2,911	350,717
Essential Properties Realty Trust, Inc.	8,169	172,529
First Industrial Realty Trust, Inc.	9,321	355,969
Four Corners Property Trust, Inc.	10,249	276,108
Franklin Street Properties Corp.	6,196	49,940
GEO Group, Inc. (The)	3,891	69,299
Global Net Lease, Inc.	15,803	308,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	6,181	169,668
Healthcare Realty Trust, Inc.(a)	10,010	320,120
Innovative Industrial Properties, Inc.	3,841	405,878
Kite Realty Group Trust	8,399	133,628
Lexington Realty Trust(a)	26,903	265,533
LTC Properties, Inc.	7,232	333,323
Mack-Cali Realty Corp.(a)	6,458	153,571
National Health Investors, Inc.	4,108	326,093
National Storage Affiliates Trust	4,424	134,003
Office Properties Income Trust	1,809	50,960
Pebblebrook Hotel Trust	3,198	89,512
Pennsylvania(a)	2,758	16,493
Physicians Realty Trust	17,632	303,447
Piedmont Office Realty Trust, Inc., Class A	15,876	330,380
PotlatchDeltic Corp.	2,368	87,190
PS Business Parks, Inc.	1,998	349,650
QTS Realty Trust, Inc., Class A(a)	3,390	156,889
Retail Opportunity Investments Corp.	8,227	149,238
Rexford Industrial Realty, Inc.	8,559	354,343
RLJ Lodging Trust	5,558	96,042
RPT Realty	12,585	154,166
Ryman Hospitality Properties, Inc.	1,547	116,025
Sabra Health Care REIT, Inc.(a)	16,774	346,215
Saul Centers, Inc.	2,261	123,880
STAG Industrial, Inc.	10,989	326,593
Summit Hotel Properties, Inc.	6,341	70,449
Sunstone Hotel Investors, Inc.	3,443	45,482
Tanger Factory Outlet Centers, Inc.(a)	5,217	82,846
Terreno Realty Corp.	7,080	345,929
Urban Edge Properties	490	8,198
Washington(a)	3,800	102,410
Xenia Hotels & Resorts, Inc.	5,088	109,036

		9,196,880

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	8,259	221,754
BJ’s Wholesale Club Holdings, Inc.*	12,840	302,510
Ingles Markets, Inc., Class A	3,385	106,560
Performance Food Group Co.*(a)	8,222	360,535
PriceSmart, Inc.	2,220	135,420
SpartanNash Co.	9,772	115,505
United Natural Foods, Inc.*	2,575	25,390

		1,267,674

Food Products — 2.5%
B&G Foods, Inc.(a)	11,153	203,877
Calavo Growers, Inc.	3,089	273,191
Cal-Maine Foods, Inc.	3,445	137,008
Darling Ingredients, Inc.*	5,963	121,228
Fresh Del Monte Produce, Inc.	16,619	504,054
Hostess Brands, Inc.*(a)	26,898	379,800
J&J Snack Foods Corp.	3,946	733,325
Lancaster Colony Corp.	6,028	939,283
Sanderson Farms, Inc.	2,772	363,187
Simply Good Foods Co. (The)*	10,487	285,561
Tootsie Roll Industries, Inc.(a)	10,332	386,003

		4,326,517

Gas Utilities — 2.7%
New Jersey Resources Corp.	16,427	819,215
Northwest Natural Holding Co.(a)	8,418	601,214
ONE Gas, Inc.(a)	10,408	949,001
South Jersey Industries, Inc.	24,373	829,901
Southwest Gas Holdings, Inc.	7,419	659,623
Spire, Inc.	11,301	931,315

		4,790,269

Health Care Equipment & Supplies — 3.2%
Accuray, Inc.*	11,600	48,024
Atrion Corp.	104	80,028
Avanos Medical, Inc.*	3,782	154,003
Axogen, Inc.*(a)	3,017	54,246
CONMED Corp.	6,013	525,235
Globus Medical, Inc., Class A*(a)	3,819	174,070
Haemonetics Corp.*	2,836	346,219
Inogen, Inc.*	610	37,515
Integer Holdings Corp.*	4,586	401,413
Invacare Corp.	13,076	69,957
iRhythm Technologies, Inc.*(a)	1,232	102,428
Lantheus Holdings, Inc.*	6,744	152,549
LivaNova plc*	1,919	147,859
Meridian Bioscience, Inc.	8,289	99,054
Merit Medical Systems, Inc.*	8,081	318,876
Natus Medical, Inc.*	10,001	310,731
Neogen Corp.*(a)	5,478	391,129
Novocure Ltd.*	6,080	505,978
NuVasive, Inc.*(a)	5,568	370,829
OraSure Technologies, Inc.*	8,439	70,466
Orthofix Medical, Inc.*	2,580	137,901
Quidel Corp.*	7,720	455,712
STAAR Surgical Co.*(a)	2,581	75,649
Surmodics, Inc.*	3,605	150,328
Tactile Systems Technology, Inc.*	2,469	142,560
Varex Imaging Corp.*	5,031	159,935

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Health Care Equipment & Supplies — continued
Wright Medical Group NV*(a)	5,704	164,617

		5,647,311

Health Care Providers & Services — 2.1%
Amedisys, Inc.*	2,873	396,158
AMN Healthcare Services, Inc.*	1,926	102,810
BioScrip, Inc.*	2,753	7,791
BioTelemetry, Inc.*(a)	2,935	137,798
Brookdale Senior Living, Inc.*	19,033	148,267
CorVel Corp.*	1,266	107,863
Diplomat Pharmacy, Inc.*	3,207	16,901
Ensign Group, Inc. (The)	6,074	366,019
Genesis Healthcare, Inc.*(a)	6,688	7,825
HealthEquity, Inc.*(a)	2,001	164,042
LHC Group, Inc.*(a)	4,278	541,509
Magellan Health, Inc.*(a)	4,505	316,882
Owens & Minor, Inc.	8,758	23,734
Patterson Cos., Inc.(a)	15,360	304,128
PetIQ, Inc.*(a)	3,640	124,634
Select Medical Holdings Corp.*	8,488	142,089
Tenet Healthcare Corp.*	3,825	90,155
Tivity Health, Inc.*(a)	33,807	589,932
US Physical Therapy, Inc.	1,433	184,972

		3,773,509

Health Care Technology — 0.9%
Computer Programs & Systems, Inc.	2,291	59,131
HMS Holdings Corp.*	10,631	371,022
NextGen Healthcare, Inc.*(a)	7,076	115,763
Omnicell, Inc.*	8,976	675,085
Tabula Rasa HealthCare, Inc.*(a)	2,178	131,268
Teladoc Health, Inc.*(a)	1,818	124,060
Vocera Communications, Inc.*	3,292	84,506

		1,560,835

Hotels, Restaurants & Leisure — 3.2%
Biglari Holdings, Inc., Class B*	146	13,257
BJ’s Restaurants, Inc.	3,458	137,283
Bloomin’ Brands, Inc.	12,961	220,726
Boyd Gaming Corp.	7,644	202,490
Brinker International, Inc.	5,764	229,695
Cheesecake Factory, Inc. (The)(a)	7,463	321,506
Churchill Downs, Inc.(a)	3,611	432,056
Chuy’s Holdings, Inc.*	3,198	75,633
Cracker Barrel Old Country Store, Inc.(a)	2,057	357,321
Dave & Buster’s Entertainment, Inc.(a)	6,497	264,103
Denny’s Corp.*(a)	6,172	139,425
Dine Brands Global, Inc.	3,418	280,584
El Pollo Loco Holdings, Inc.*	8,770	86,297
Eldorado Resorts, Inc.*	3,772	170,193
Fiesta Restaurant Group, Inc.*	2,528	24,142
Jack in the Box, Inc.	3,881	278,772
Marriott Vacations Worldwide Corp.(a)	2,636	269,478
Noodles & Co.*	3,396	25,164
Penn National Gaming, Inc.*	10,073	196,625
Red Robin Gourmet Burgers, Inc.*	7,490	247,320
Red Rock Resorts, Inc., Class A	6,546	136,419
Ruth’s Hospitality Group, Inc.	8,459	188,382
SeaWorld Entertainment, Inc.*	10,023	306,403
Shake Shack, Inc., Class A*	3,944	294,459
Texas Roadhouse, Inc.	5,722	316,026
Wingstop, Inc.(a)	4,240	405,302

		5,619,061

Household Durables — 3.0%
Bassett Furniture Industries, Inc.	3,794	48,487
Beazer Homes USA, Inc.*	8,875	104,015
Ethan Allen Interiors, Inc.	19,431	399,890
Hamilton Beach Brands Holding Co., Class A	4,044	66,362
Helen of Troy Ltd.*	3,992	591,934
Installed Building Products, Inc.*	2,092	111,462
iRobot Corp.*(a)	2,468	180,411
KB Home	15,117	397,124
La-Z-Boy, Inc.	15,694	517,745
LGI Homes, Inc.*	4,388	308,432
M/I Homes, Inc.*	13,038	461,154
MDC Holdings, Inc.	15,968	577,083
Meritage Homes Corp.*	9,657	606,556
TopBuild Corp.*	3,899	316,326
TRI Pointe Group, Inc.*	9,853	134,888
Universal Electronics, Inc.*	5,947	254,651
William Lyon Homes, Class A*	3,481	68,367
ZAGG, Inc.*(a)	18,507	122,701

		5,267,588

Household Products — 0.6%
Central Garden & Pet Co., Class A*	9,011	248,253
WD-40 Co.	4,451	808,124

		1,056,377

Independent Power and Renewable Electricity Producers — 1.3%
Clearway Energy, Inc., Class A	4,446	76,338
Clearway Energy, Inc., Class C	6,301	113,544
Ormat Technologies, Inc.	17,743	1,163,053
Pattern Energy Group, Inc., Class A(a)	19,945	457,339
TerraForm Power, Inc., Class A	31,715	488,728

		2,299,002

Insurance — 1.4%
Argo Group International Holdings Ltd.	2,829	193,617
Employers Holdings, Inc.(a)	5,278	231,704
FBL Financial Group, Inc., Class A	1,640	102,828
Horace Mann Educators Corp.	2,716	117,983
James River Group Holdings Ltd.	2,594	124,071
Kinsale Capital Group, Inc.	1,435	128,949
National Western Life Group, Inc., Class A	234	62,946
ProAssurance Corp.	4,987	194,942
Protective Insurance Corp., Class B	567	9,384
RLI Corp.	3,757	338,619
Safety Insurance Group, Inc.	2,029	200,181
Selective Insurance Group, Inc.(a)	6,500	488,800
State Auto Financial Corp.	2,966	102,564
Stewart Information Services Corp.	2,398	90,716

		2,387,304

Interactive Media & Services — 0.4%
Cargurus, Inc.*(a)	4,563	170,063
Cars.com, Inc.*	8,409	159,771
Meet Group, Inc. (The)*	48,037	165,247
QuinStreet, Inc.*	7,220	117,614
Travelzoo*	717	9,020

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Interactive Media & Services — continued
Yelp, Inc.*(a)	4,499	157,690

		779,405

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A*	7,047	137,980
Expedia Group, Inc.	75	10,009
Lands’ End, Inc.*	3,425	37,332
Liquidity Services, Inc.*	1,930	12,584
PetMed Express, Inc.(a)	8,955	155,548
Shutterfly, Inc.*	2,178	110,403
Shutterstock, Inc.(a)	4,827	185,212
Stamps.com, Inc.*	827	39,489

		688,557

IT Services — 2.1%
Carbonite, Inc.*	4,288	76,884
CSG Systems International, Inc.	7,214	369,645
EVERTEC, Inc. (Puerto Rico)	5,253	168,201
ExlService Holdings, Inc.*	2,111	145,216
KBR, Inc.(a)	6,714	177,115
LiveRamp Holdings, Inc.*(a)	6,241	328,838
ManTech International Corp., Class A	1,352	92,991
MAXIMUS, Inc.(a)	11,348	834,192
NIC, Inc.	5,097	92,460
Perficient, Inc.*	10,332	353,044
Perspecta, Inc.	11,243	262,299
Science Applications International Corp.	3,404	290,599
Sykes Enterprises, Inc.*	1,741	49,253
TTEC Holdings, Inc.	4,307	202,084
Unisys Corp.*(a)	13,164	163,102
Virtusa Corp.*(a)	3,573	159,642

		3,765,565

Leisure Products — 0.4%
American Outdoor Brands Corp.*	7,944	76,580
Callaway Golf Co.	16,961	311,065
Sturm Ruger & Co., Inc.(a)	5,588	315,722

		703,367

Life Sciences Tools & Services — 0.8%
Cambrex Corp.*	2,981	130,568
Codexis, Inc.*(a)	5,390	99,014
Fluidigm Corp.*	2,171	25,509
Luminex Corp.	9,750	211,868
Medpace Holdings, Inc.*	5,991	471,851
NeoGenomics, Inc.*	14,906	363,259
Syneos Health, Inc.*(a)	2,711	138,505

		1,440,574

Machinery — 2.9%
Actuant Corp., Class A	3,052	69,891
Albany International Corp., Class A	3,849	330,976
Astec Industries, Inc.	1,301	42,530
Barnes Group, Inc.	2,699	140,456
Briggs & Stratton Corp.	27,882	265,715
Chart Industries, Inc.*(a)	4,337	327,574
CIRCOR International, Inc.*	1,564	59,432
Columbus McKinnon Corp.	7,612	292,605
EnPro Industries, Inc.	2,570	182,573
ESCO Technologies, Inc.	1,769	147,818
Federal Signal Corp.	3,643	113,479
Franklin Electric Co., Inc.	3,403	159,465
Greenbrier Cos., Inc. (The)	1,616	46,719
Harsco Corp.*	4,141	97,148
Hillenbrand, Inc.	9,414	317,158
John Bean Technologies Corp.	1,034	122,694
Kennametal, Inc.	3,053	105,573
LB Foster Co., Class A*	907	21,922
Lindsay Corp.	753	68,689
Manitowoc Co., Inc. (The)*	1,972	35,397
Meritor, Inc.*	17,371	429,585
Mueller Industries, Inc.	5,359	161,788
Mueller Water Products, Inc., Class A	11,784	119,843
Proto Labs, Inc.*	1,403	146,052
RBC Bearings, Inc.*	2,235	363,612
Rexnord Corp.*(a)	5,568	163,087
Standex International Corp.	1,244	87,540
Tennant Co.	2,192	166,833
Titan International, Inc.	10,550	39,879
TriMas Corp.*	3,568	107,004
Wabash National Corp.	7,434	117,680
Watts Water Technologies, Inc., Class A	2,816	261,409

		5,112,126

Marine — 0.1%
Matson, Inc.	2,718	111,193

Media — 1.1%
Entercom Communications Corp., Class A(a)	11,384	64,661
EW Scripps Co. (The), Class A	13,203	202,402
Gannett Co., Inc.	14,020	143,705
Gray Television, Inc.*(a)	18,727	332,404
Loral Space & Communications, Inc.*	3,059	112,541
MDC Partners, Inc., Class A*	5,099	12,747
Meredith Corp.(a)	6,196	339,913
MSG Networks, Inc., Class A*	15,296	290,471
Scholastic Corp.	4,821	164,734
TEGNA, Inc.	21,180	321,724

		1,985,302

Metals & Mining — 1.9%
AK Steel Holding Corp.*(a)	14,142	39,881
Allegheny Technologies, Inc.*(a)	4,796	104,409
Carpenter Technology Corp.	7,975	358,955
Century Aluminum Co.*	7,981	57,383
Cleveland-Cliffs, Inc.(a)	37,140	395,912
Coeur Mining, Inc.*	5,215	23,989
Commercial Metals Co.	12,353	216,301
Compass Minerals International, Inc.(a)	6,603	368,778
Haynes International, Inc.	4,032	119,992
Hecla Mining Co.	37,652	69,656
Kaiser Aluminum Corp.	4,848	466,717
Materion Corp.	4,460	277,100
Olympic Steel, Inc.	2,396	30,142
SunCoke Energy, Inc.*	24,771	188,012
Warrior Met Coal, Inc.	12,506	309,398
Worthington Industries, Inc.	7,892	317,416

		3,344,041

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
AG Mortgage Investment Trust, Inc.	3,462	56,638
Anworth Mortgage Asset Corp.	19,461	74,925

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Apollo Commercial Real Estate Finance, Inc.	17,446	328,334
ARMOUR Residential REIT, Inc.(a)	6,003	107,274
Blackstone Mortgage Trust, Inc., Class A	9,150	325,008
Capstead Mortgage Corp.(a)	20,805	175,386
Exantas Capital Corp.	5,706	63,850
Granite Point Mortgage Trust, Inc.	7,493	143,116
Invesco Mortgage Capital, Inc.	21,024	346,475
Ladder Capital Corp.	19,126	321,891
New York Mortgage Trust, Inc.(a)	46,774	285,789
PennyMac Mortgage Investment Trust	15,559	342,765
Redwood Trust, Inc.	14,926	252,548
Western Asset Mortgage Capital Corp.	14,233	144,607

		2,968,606

Multiline Retail — 0.3%
Big Lots, Inc.	4,184	107,110
Dillard’s, Inc., Class A(a)	5,700	414,846

		521,956

Multi-Utilities — 1.5%
Avista Corp.(a)	20,179	928,839
Black Hills Corp.	10,898	862,577
NorthWestern Corp.	11,638	813,729

		2,605,145

Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp.*	21,722	18,907
Arch Coal, Inc., Class A(a)	3,660	326,326
Berry Petroleum Corp.	9,421	92,326
California Resources Corp.*	2,815	43,098
Callon Petroleum Co.*(a)	51,312	252,455
Carrizo Oil & Gas, Inc.*(a)	5,726	54,569
CONSOL Energy, Inc.*	7,455	160,208
Contura Energy, Inc.*	2,625	94,054
CVR Energy, Inc.	7,608	403,757
Delek US Holdings, Inc.	10,555	454,709
Denbury Resources, Inc.*(a)	214,930	242,871
DHT Holdings, Inc.	14,745	83,309
GasLog Ltd. (Monaco)	4,529	64,493
Golar LNG Ltd. (Bermuda)(a)	17,749	300,668
Green Plains, Inc.	21,713	219,084
Gulfport Energy Corp.*(a)	58,630	221,621
Halcon Resources Corp.*(a)	17,103	1,933
Jagged Peak Energy, Inc.*(a)	18,392	134,997
Laredo Petroleum, Inc.*	18,549	61,583
Magnolia Oil & Gas Corp., Class A*(a)	15,889	177,639
Matador Resources Co.*(a)	8,522	150,243
NACCO Industries, Inc., Class A	2,283	121,341
Nordic American Tankers Ltd.	2,195	4,434
Northern Oil and Gas, Inc.*(a)	91,902	148,881
Oasis Petroleum, Inc.*(a)	23,417	114,041
Par Pacific Holdings, Inc.*	6,638	153,072
Peabody Energy Corp.	13,637	287,195
Penn Virginia Corp.*	1,936	66,289
QEP Resources, Inc.*	46,413	229,744
Renewable Energy Group, Inc.*	20,503	278,636
REX American Resources Corp.*	3,398	253,491
Scorpio Tankers, Inc. (Monaco)	1,002	26,262
SemGroup Corp., Class A(a)	8,780	111,243
Ship Finance International Ltd. (Norway)(a)	12,898	169,609
SM Energy Co.(a)	16,235	161,863
Southwestern Energy Co.*	89,329	196,524
SRC Energy, Inc.*	16,894	68,927
Talos Energy, Inc.*	4,290	88,288
Teekay Tankers Ltd., Class A (Bermuda)*	46,487	57,179
Unit Corp.*	6,943	45,129
W&T Offshore, Inc.*(a)	57,196	256,810
Whiting Petroleum Corp.*(a)	17,446	308,445
World Fuel Services Corp.	4,031	157,370

		6,863,623

Paper & Forest Products — 0.7%
Boise Cascade Co.	3,957	106,839
Clearwater Paper Corp.*	6,281	123,296
Louisiana-Pacific Corp.	6,101	159,480
PH Glatfelter Co.	13,080	213,466
Schweitzer-Mauduit International, Inc.	12,173	419,116
Verso Corp., Class A*	9,723	157,318

		1,179,515

Personal Products — 0.5%
Medifast, Inc.	3,753	419,022
Nature’s Sunshine Products, Inc.*	1,135	10,249
USANA Health Sciences, Inc.*	7,335	499,147

		928,418

Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc.*	3,795	13,890
ANI Pharmaceuticals, Inc.*	4,037	341,490
Assertio Therapeutics, Inc.*(a)	3,197	10,966
Corcept Therapeutics, Inc.*(a)	7,022	79,068
Innoviva, Inc.*(a)	10,450	124,146
Intersect ENT, Inc.*	3,043	60,160
Lannett Co., Inc.*(a)	2,747	19,421
Mallinckrodt plc*(a)	3,107	21,159
MyoKardia, Inc.*	2,150	117,024
Pacira BioSciences, Inc.*	7,416	325,488
Paratek Pharmaceuticals, Inc.*(a)	3,571	11,534
Prestige Consumer Healthcare, Inc.*	3,631	125,633
Supernus Pharmaceuticals, Inc.*	2,696	89,965
Theravance Biopharma, Inc.*(a)	3,507	73,121
Zogenix, Inc.*(a)	2,890	139,211

		1,552,276

Professional Services — 1.2%
Acacia Research Corp.*	1,300	3,627
ASGN, Inc.*	2,819	177,738
CRA International, Inc.	2,538	110,200
Exponent, Inc.(a)	2,083	143,310
Forrester Research, Inc.	3,919	185,486
FTI Consulting, Inc.*	2,783	290,684
Heidrick & Struggles International, Inc.	1,288	38,254
Huron Consulting Group, Inc.*	1,514	92,308
Insperity, Inc.	1,422	151,230
Kelly Services, Inc., Class A	2,054	57,163
Korn Ferry	1,801	70,743
Navigant Consulting, Inc.	6,236	151,909
Resources Connection, Inc.	3,091	54,402
TriNet Group, Inc.*	2,911	214,075

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Professional Services — continued
TrueBlue, Inc.*	1,131	22,360
WageWorks, Inc.*(a)	6,459	330,507

		2,093,996

Real Estate Management & Development — 0.2%
Kennedy-Wilson Holdings, Inc.	10,314	221,957
Rafael Holdings, Inc., Class B*	5,137	106,336

		328,293

Road & Rail — 0.5%
ArcBest Corp.	3,604	107,868
Avis Budget Group, Inc.*	3,552	129,257
Covenant Transportation Group, Inc., Class A*	4,512	76,027
Heartland Express, Inc.	6,013	119,298
Hertz Global Holdings, Inc.*	8,202	127,295
Saia, Inc.*	2,215	169,004
Werner Enterprises, Inc.	5,990	198,569

		927,318

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*(a)	2,910	169,944
Amkor Technology, Inc.*	13,777	127,162
Axcelis Technologies, Inc.*	4,226	67,827
Brooks Automation, Inc.	5,192	201,449
Cabot Microelectronics Corp.	4,265	518,837
CEVA, Inc.*	3,308	91,896
Cirrus Logic, Inc.*	8,652	424,381
Cohu, Inc.	5,209	78,968
Diodes, Inc.*(a)	10,451	445,212
DSP Group, Inc.*	2,815	45,378
Enphase Energy, Inc.*(a)	21,288	599,257
FormFactor, Inc.*	5,588	93,767
Ichor Holdings Ltd.*	9,409	237,201
Inphi Corp.*(a)	7,360	443,146
Lattice Semiconductor Corp.*(a)	25,243	488,200
MaxLinear, Inc.*	9,105	200,128
Nanometrics, Inc.*(a)	7,101	222,829
NeoPhotonics Corp.*	8,413	38,616
Photronics, Inc.*	8,089	77,897
Power Integrations, Inc.	2,875	261,826
Rambus, Inc.*	11,045	137,621
Semtech Corp.*(a)	3,794	200,589
Silicon Laboratories, Inc.*(a)	2,421	271,660
SMART Global Holdings, Inc.*	3,497	106,449
SunPower Corp.*(a)	30,561	357,258
Synaptics, Inc.*	4,400	141,592
Ultra Clean Holdings, Inc.*	4,490	65,509
Veeco Instruments, Inc.*	1,977	23,546
Xperi Corp.	14,614	312,009

		6,450,154

Software — 4.3%
8x8, Inc.*(a)	19,727	476,801
ACI Worldwide, Inc.*	15,443	518,267
Agilysys, Inc.*	4,975	122,037
Alarm.com Holdings, Inc.*	5,542	276,601
Appfolio, Inc., Class A*(a)	3,347	323,153
Avaya Holdings Corp.*	11,617	139,869
Benefitfocus, Inc.*(a)	2,452	61,275
Blackbaud, Inc.	2,442	222,222
Blackline, Inc.*(a)	3,503	156,234
Bottomline Technologies De, Inc.*	3,429	144,327
CommVault Systems, Inc.*	4,642	210,932
Ebix, Inc.(a)	4,191	192,912
Envestnet, Inc.*	4,835	345,267
Everbridge, Inc.*(a)	2,890	295,647
Five9, Inc.*	4,023	198,615
Intelligent Systems Corp.*(a)	2,983	146,435
j2 Global, Inc.	3,829	341,126
LivePerson, Inc.*(a)	8,141	270,200
MicroStrategy, Inc., Class A*	1,383	189,098
OneSpan, Inc.*	5,533	80,892
Progress Software Corp.	9,043	391,471
PROS Holdings, Inc.*(a)	5,702	412,597
Q2 Holdings, Inc.*	2,979	237,933
Qualys, Inc.*	5,463	472,877
SailPoint Technologies Holding, Inc.*(a)	4,817	101,831
SPS Commerce, Inc.*	3,167	354,166
TiVo Corp.	6,915	52,416
Varonis Systems, Inc.*	2,648	190,418
Verint Systems, Inc.*	5,687	329,107
Workiva, Inc.*	5,798	333,327

		7,588,053

Specialty Retail — 4.4%
Aaron’s, Inc.	6,070	382,713
Abercrombie & Fitch Co., Class A	18,709	354,161
American Eagle Outfitters, Inc.	11,177	197,721
America’s Car-Mart, Inc.*	1,937	174,640
Asbury Automotive Group, Inc.*	2,740	252,299
At Home Group, Inc.*	3,809	22,816
Barnes & Noble, Inc.	9,208	60,036
Bed Bath & Beyond, Inc.(a)	25,274	245,411
Boot Barn Holdings, Inc.*	5,670	177,414
Buckle, Inc. (The)	9,272	188,685
Caleres, Inc.	6,264	117,638
Cato Corp. (The), Class A	5,224	75,069
Chico’s FAS, Inc.	13,459	42,934
Children’s Place, Inc. (The)(a)	1,503	146,798
Citi Trends, Inc.	4,556	69,935
Conn’s, Inc.*	2,200	45,760
Designer Brands, Inc., Class A	6,344	116,603
Express, Inc.*	26,945	66,554
GameStop Corp., Class A(a)	17,492	70,318
Genesco, Inc.*	7,179	282,709
GNC Holdings, Inc., Class A*(a)	5,271	10,964
Group 1 Automotive, Inc.	4,481	376,225
Guess?, Inc.(a)	8,490	143,056
Haverty Furniture Cos., Inc.	7,808	141,403
Hibbett Sports, Inc.*(a)	4,494	82,690
Lithia Motors, Inc., Class A	2,829	373,088
Lumber Liquidators Holdings, Inc.*(a)	1,625	14,251
Monro, Inc.(a)	6,075	511,576
Murphy USA, Inc.*(a)	4,033	356,356
Office Depot, Inc.	118,868	242,491
Party City Holdco, Inc.*(a)	9,087	57,975
Rent-A-Center, Inc.*	13,560	366,527
RH*	900	125,460
Sally Beauty Holdings, Inc.*(a)	21,127	290,285
Shoe Carnival, Inc.(a)	12,596	319,686
Signet Jewelers Ltd.(a)	3,496	63,417

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Specialty Retail — continued
Sleep Number Corp.*(a)	8,020	394,343
Sonic Automotive, Inc., Class A(a)	4,424	121,970
Tailored Brands, Inc.(a)	3,669	17,868
Tile Shop Holdings, Inc.	5,445	14,103
Zumiez, Inc.*(a)	24,528	607,559

		7,721,507

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.*	8,176	73,748
Cray, Inc.*	9,160	317,302
Diebold Nixdorf, Inc.*(a)	5,839	81,220
Stratasys Ltd.*	12,974	361,845

		834,115

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.*	11,261	257,314
Deckers Outdoor Corp.*	3,169	495,251
Movado Group, Inc.	2,079	54,740
Oxford Industries, Inc.	5,307	388,419
Steven Madden Ltd.	24,431	843,114
Vera Bradley, Inc.*	34,309	403,131

		2,441,969

Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.*(a)	3,455	101,266
Capitol Federal Financial, Inc.	14,045	191,855
Dime Community Bancshares, Inc.(a)	6,785	136,921
Essent Group Ltd.*	6,872	317,212
Kearny Financial Corp.	8,318	111,045
NMI Holdings, Inc., Class A*	6,017	149,703
Northwest Bancshares, Inc.	12,315	211,202
OceanFirst Financial Corp.	6,521	159,113
Oritani Financial Corp.	8,140	147,334
Radian Group, Inc.	14,417	328,708
TrustCo Bank Corp.	7,024	56,894
Washington Federal, Inc.	10,247	374,835

		2,286,088

Tobacco — 0.7%
Universal Corp.	8,694	517,293
Vector Group Ltd.(a)	68,912	795,934

		1,313,227

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	7,403	153,908
Applied Industrial Technologies, Inc.	8,939	543,849
DXP Enterprises, Inc.*	1,062	36,055
GATX Corp.	2,022	155,411
GMS, Inc.*	3,715	83,625
Kaman Corp.	4,221	267,611
Lawson Products, Inc.*	1,555	65,108
MRC Global, Inc.*	21,860	341,890
NOW, Inc.*	23,573	288,769
SiteOne Landscape Supply, Inc.*	2,736	202,108
Systemax, Inc.	1,864	40,449
Textainer Group Holdings Ltd. (China)*	2,609	25,386
Titan Machinery, Inc.*	5,456	113,157
Triton International Ltd. (Bermuda)(a)	3,158	104,467

		2,421,793

Water Utilities — 1.5%
American States Water Co.	14,123	1,094,109
California Water Service Group	17,757	948,046
Connecticut Water Service, Inc.	2,989	208,931
SJW Group	6,560	425,679

		2,676,765

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*	4,274	64,196
Gogo, Inc.*(a)	10,875	45,566
Shenandoah Telecommunications Co.	2,925	115,128

		224,890

TOTAL COMMON STOCKS (Cost $171,782,377)		175,131,390

	No. of Rights
RIGHTS — 0.0%(b)
Food Products — 0.0%(b)
Schulman, Inc., CVR*‡	5,865	—	(c)

Media — 0.0%
Media General, Inc., CVR*‡	1,533	—

TOTAL RIGHTS (Cost $–)		—	(c)

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(c)(d) (Cost $306,369)	306,369	306,369

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 19.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(d)(e)	24,999,100	25,001,600
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(d)(e)	9,867,732	9,867,732

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $34,868,932)		34,869,332

Total Investments — 119.6% (Cost $206,957,678)		210,307,091
Liabilities in Excess of Other Assets — (19.6)%		(34,482,414)

Net Assets — 100.0%		175,824,677

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $33,757,075.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than 1.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	09/2019	USD	788,000	4,477

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$175,131,390	$—	$—		$175,131,390
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	306,369	—	—		306,369
Investment of cash collateral from securities loaned	34,869,332	—	—		34,869,332

Total Investments in Securities	$210,307,091	$—	$—	(a)	$210,307,091

Appreciation in Other Financial Instruments
Futures Contracts	$4,477	$—	$—		$4,477

(a)	Amount rounds to less than 1.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50%(a)(b)	$—	$41,000,000	$16,000,000	$1,200	$400	$25,001,600	24,999,100	$83,288	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	2,431,125	68,913,906	61,477,299	—	—	9,867,732	9,867,732	94,337	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	1,505,075	6,339,788	7,538,494	—	—	306,369	306,369	6,753	—

Total	$3,936,200	$116,253,694	$85,015,793	$1,200	$400	$35,175,701		$184,378	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	579	209,696

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,358	162,240

Airlines — 0.5%
Copa Holdings SA, Class A (Panama)	1,785	180,463

Automobiles — 1.6%
Ford Motor Co.	20,455	194,936
General Motors Co.	4,955	199,885
Harley-Davidson, Inc.	4,119	147,378

		542,199

Banks — 0.5%
PacWest Bancorp	1,603	61,924
People’s United Financial, Inc.	7,693	126,319

		188,243

Beverages — 1.8%
Coca-Cola Co. (The)	4,050	213,152
Keurig Dr Pepper, Inc.	6,310	177,563
Molson Coors Brewing Co., Class B	913	49,293
PepsiCo, Inc.	1,553	198,489

		638,497

Biotechnology — 1.5%
AbbVie, Inc.	2,075	138,236
Amgen, Inc.	1,010	188,446
Gilead Sciences, Inc.	2,706	177,297

		503,979

Capital Markets — 0.7%
BGC Partners, Inc., Class A	11,305	62,291
Invesco Ltd.	5,118	98,214
Lazard Ltd., Class A	2,290	88,646

		249,151

Chemicals — 7.3%
Air Products & Chemicals, Inc.	964	220,052
Albemarle Corp.	295	21,523
Cabot Corp.	957	42,797
Celanese Corp.	1,700	190,689
CF Industries Holdings, Inc.	4,813	238,532
Chemours Co. (The)	5,840	111,369
DuPont de Nemours, Inc.	2,999	216,408
Eastman Chemical Co.	3,003	226,276
Huntsman Corp.	11,226	230,694
International Flavors & Fragrances, Inc.	1,325	190,787
Linde plc (United Kingdom)	11	2,104
LyondellBasell Industries NV, Class A	2,609	218,347
Olin Corp.	9,877	198,232
RPM International, Inc.	2,707	183,616
Scotts Miracle-Gro Co. (The)	2,178	244,328

		2,535,754

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	1,366	159,822

Containers & Packaging — 2.0%
International Paper Co.	4,670	205,060
Packaging Corp. of America	1,700	171,649
Sonoco Products Co.	3,133	188,074
Westrock Co.	3,085	111,214

		675,997

Distributors — 0.5%
Genuine Parts Co.	1,863	180,935

Diversified Consumer Services — 0.6%
H&R Block, Inc.	6,979	193,248

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	6,539	222,653
CenturyLink, Inc.	18,658	225,575
Verizon Communications, Inc.	3,665	202,565
Zayo Group Holdings, Inc.*	2,348	79,198

		729,991

Electric Utilities — 9.6%
Alliant Energy Corp.	4,088	202,519
American Electric Power Co., Inc.	2,263	198,714
Avangrid, Inc.	2,701	136,536
Duke Energy Corp.	2,283	197,982
Edison International	3,293	245,460
Entergy Corp.	2,001	211,346
Evergy, Inc.	3,338	201,916
Eversource Energy	2,632	199,663
Exelon Corp.	4,056	182,763
FirstEnergy Corp.	4,711	207,143
Hawaiian Electric Industries, Inc.	3,528	158,054
IDACORP, Inc.	343	35,007
NextEra Energy, Inc.	860	178,166
OGE Energy Corp.	4,172	179,187
Pinnacle West Capital Corp.	2,066	188,461
PPL Corp.	6,508	192,832
Southern Co. (The)	3,676	206,591
Xcel Energy, Inc.	3,392	202,197

		3,324,537

Electrical Equipment — 1.8%
Eaton Corp. plc	2,552	209,749
Emerson Electric Co.	2,787	180,821
Hubbell, Inc.	1,540	200,015
Rockwell Automation, Inc.	222	35,693

		626,278

Energy Equipment & Services — 1.0%
Helmerich & Payne, Inc.	3,303	164,093
Schlumberger Ltd.	4,692	187,539

		351,632

Entertainment — 0.8%
Cinemark Holdings, Inc.	4,178	166,786
Viacom, Inc., Class B	3,338	101,308

		268,094

Equity Real Estate Investment Trusts (REITs) — 11.5%
Apple Hospitality REIT, Inc.	6,633	104,204
Brandywine Realty Trust	10,653	157,132
Brixmor Property Group, Inc.	9,654	183,233
Colony Capital, Inc.	7,919	44,742
Corporate Office Properties Trust	1,232	34,398
Digital Realty Trust, Inc.	1,651	188,808

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — (continued)
Equity Real Estate Investment Trusts (REITs) — (continued)
Duke Realty Corp.	4,371	145,685
EPR Properties	1,640	122,065
Gaming and Leisure Properties, Inc.	4,905	184,968
HCP, Inc.	5,308	169,485
Healthcare Trust of America, Inc., Class A	940	25,314
Hospitality Properties Trust	5,546	137,042
Iron Mountain, Inc.	5,291	155,608
Kimco Realty Corp.	10,424	200,245
Liberty Property Trust	4,080	213,384
Macerich Co. (The)	4,447	146,973
Medical Properties Trust, Inc.	4,748	83,090
National Retail Properties, Inc.	3,004	156,929
Omega Healthcare Investors, Inc.	5,391	195,693
Outfront Media, Inc.	5,008	136,117
Park Hotels & Resorts, Inc.	5,849	154,472
Rayonier, Inc.	3,793	110,149
SITE Centers Corp.	7,298	103,997
Spirit Realty Capital, Inc.	4,543	200,437
Ventas, Inc.	948	63,791
VEREIT, Inc.	21,838	199,163
Welltower, Inc.	2,101	174,635
WP Carey, Inc.	2,338	202,331

		3,994,090

Food & Staples Retailing — 0.6%
Sysco Corp.	2,828	193,916

Food Products — 3.4%
Archer-Daniels-Midland Co.	1,416	58,169
Campbell Soup Co.	5,027	207,816
Conagra Brands, Inc.	5,095	147,093
Flowers Foods, Inc.	8,658	205,194
General Mills, Inc.	3,962	210,422
JM Smucker Co. (The)	114	12,676
Kellogg Co.	2,685	156,321
Kraft Heinz Co. (The)	5,855	187,418

		1,185,109

Gas Utilities — 0.4%
National Fuel Gas Co.	3,007	143,554

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	398	34,666
Medtronic plc	2,130	217,132
ResMed, Inc.	928	119,434

		371,232

Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	2,523	115,377
Quest Diagnostics, Inc.	1,843	188,133

		303,510

Hotels, Restaurants & Leisure — 3.2%
Darden Restaurants, Inc.	1,669	202,883
Extended Stay America, Inc.	8,957	149,761
International Game Technology plc	6,898	92,088
Las Vegas Sands Corp.	2,756	166,573
McDonald’s Corp.	844	177,848
Six Flags Entertainment Corp.	3,025	159,811
Wendy’s Co. (The)	2,666	48,494
Wyndham Destinations, Inc.	2,278	107,203

		1,104,661

Household Durables — 2.1%
Garmin Ltd.	2,429	190,895
Leggett & Platt, Inc.	4,398	175,788
Newell Brands, Inc.	11,024	156,430
Whirlpool Corp.	1,362	198,144

		721,257

Household Products — 1.8%
Clorox Co. (The)	1,239	201,461
Kimberly-Clark Corp.	1,524	206,731
Procter & Gamble Co. (The)	1,964	231,831

		640,023

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	12,258	205,812

Industrial Conglomerates — 0.9%
3M Co.	977	170,701
General Electric Co.	14,095	147,293

		317,994

Insurance — 0.6%
Old Republic International Corp.	8,784	200,363

IT Services — 1.1%
International Business Machines Corp.	1,270	188,265
Paychex, Inc.	2,267	188,274

		376,539

Leisure Products — 0.7%
Hasbro, Inc.	1,925	233,233

Machinery — 1.6%
Caterpillar, Inc.	1,406	185,128
Cummins, Inc.	1,233	202,212
Stanley Black & Decker, Inc.	559	82,503
Timken Co. (The)	1,492	68,199

		538,042

Metals & Mining — 1.9%
Nucor Corp.	4,035	219,423
Reliance Steel & Aluminum Co.	2,326	232,484
Southern Copper Corp. (Peru)	3,666	131,206
Steel Dynamics, Inc.	2,571	81,012

		664,125

Mortgage Real Estate Investment Trusts (REITs) — 3.5%
AGNC Investment Corp.	11,091	190,100
Annaly Capital Management, Inc.	18,361	175,347
Chimera Investment Corp.	8,385	161,663
MFA Financial, Inc.	21,231	152,439
New Residential Investment Corp.	10,659	167,240
Starwood Property Trust, Inc.	8,552	198,663
Two Harbors Investment Corp.	13,216	177,887

		1,223,339

Multiline Retail — 1.7%
Kohl’s Corp.	2,675	144,075
Macy’s, Inc.	6,804	154,655
Nordstrom, Inc.	2,650	87,742
Target Corp.	2,439	210,730

		597,202

Multi-Utilities — 6.3%
Ameren Corp.	2,648	200,427
CenterPoint Energy, Inc.	6,810	197,558

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — (continued)
Multi-Utilities — (continued)
CMS Energy Corp.	3,460	201,441
Consolidated Edison, Inc.	2,270	192,859
Dominion Energy, Inc.	2,599	193,080
DTE Energy Co.	1,549	196,893
MDU Resources Group, Inc.	7,233	193,411
NiSource, Inc.	6,738	200,051
Public Service Enterprise Group, Inc.	3,310	189,167
Sempra Energy	1,481	200,572
WEC Energy Group, Inc.	2,413	206,215

		2,171,674

Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	4,541	41,414
Chevron Corp.	1,755	216,058
Exxon Mobil Corp.	2,400	178,464
Kinder Morgan, Inc.	8,145	167,950
Murphy Oil Corp.	2,977	71,567
Occidental Petroleum Corp.	3,264	167,639
ONEOK, Inc.	3,018	211,501
PBF Energy, Inc., Class A	6,104	170,485
Targa Resources Corp.	4,203	163,539
Valero Energy Corp.	2,304	196,416
Williams Cos., Inc. (The)	6,891	169,794

		1,754,827

Paper & Forest Products — 0.5%
Domtar Corp.	3,968	168,442

Personal Products — 0.5%
Coty, Inc., Class A	12,438	135,698
Nu Skin Enterprises, Inc., Class A	921	36,822

		172,520

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	3,359	149,173
Eli Lilly & Co.	1,654	180,203
Johnson & Johnson	1,520	197,935
Merck & Co., Inc.	2,534	210,297
Pfizer, Inc.	4,686	182,004

		919,612

Professional Services — 0.4%
Nielsen Holdings plc	6,779	157,002

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	1,918	225,288
Cypress Semiconductor Corp.	10,941	251,315
Intel Corp.	4,051	204,778
KLA Corp.	1,769	241,150
Maxim Integrated Products, Inc.	3,346	198,050
Microchip Technology, Inc.	1,766	166,746
QUALCOMM, Inc.	2,629	192,337
Xilinx, Inc.	566	64,643

		1,544,307

Software — 0.7%
Microsoft Corp.	1,789	243,787

Specialty Retail — 1.9%
Foot Locker, Inc.	3,397	139,481
Gap, Inc. (The)	6,637	129,421
Home Depot, Inc. (The)	1,058	226,084
L Brands, Inc.	6,450	167,378

		662,364

Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc.	2,234	47,003
Xerox Corp.	5,697	182,874

		229,877

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.	10,792	173,643
Tapestry, Inc.	4,384	135,597
VF Corp.	2,324	203,095

		512,335

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	16,267	187,559

Tobacco — 1.1%
Altria Group, Inc.	3,755	176,748
Philip Morris International, Inc.	2,395	200,246

		376,994

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	4,080	169,075

Wireless Telecommunication Services — 1.4%
Sprint Corp.*	11,919	87,366
Telephone & Data Systems, Inc.	5,714	184,791
T-Mobile US, Inc.*	2,646	210,966

		483,123

TOTAL COMMON STOCKS (Cost $32,981,834)		34,488,255

SHORT-TERM INVESTMENTS — 0.2%

INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)(Cost $76,005)	76,005	76,005

Total Investments — 100.0% (Cost $33,057,839)		34,564,260
Other Assets Less Liabilities — 0.0%(c)		5,318

Net Assets — 100.0%		34,569,578

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index	1	09/2019	USD	82,630	655

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,564,260	$—	$—	$34,564,260

Appreciation in Other Financial Instruments
Futures Contracts (a)	$655	$—	$—	$655

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$148,580	$4,222,085	$4,370,665	$—	$—	$—	—	$2,898	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	1,248,859	1,791,773	2,964,627	—	—	76,005	76,005	3,022	—

Total	$1,397,439	$6,013,858	$7,335,292	$—	$—	$76,005		$5,920	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	1,467	304,549
Lockheed Martin Corp.	734	265,833
Raytheon Co.	1,185	216,014

		786,396

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,948	232,728

Banks — 0.5%
US Bancorp	4,315	246,602

Beverages — 2.4%
Brown-Forman Corp., Class B	4,549	249,330
Coca-Cola Co. (The)	5,633	296,465
Constellation Brands, Inc., Class A	962	189,341
Molson Coors Brewing Co., Class B	2,698	145,665
PepsiCo, Inc.	2,153	275,175

		1,155,976

Biotechnology — 0.5%
Amgen, Inc.	1,201	224,083

Chemicals — 5.0%
Air Products & Chemicals, Inc.	1,347	307,480
Ashland Global Holdings, Inc.	3,272	260,059
Dow, Inc.	180	8,719
DuPont de Nemours, Inc.	233	16,813
Ecolab, Inc.	1,489	300,376
International Flavors & Fragrances, Inc.	1,752	252,270
Linde plc (United Kingdom)	1,519	290,554
NewMarket Corp.	260	109,619
PPG Industries, Inc.	2,208	259,197
RPM International, Inc.	4,064	275,661
Scotts Miracle-Gro Co. (The)	2,140	240,065
WR Grace & Co.	1,634	110,802

		2,431,615

Commercial Services & Supplies — 1.8%
Copart, Inc.*	3,039	235,614
Republic Services, Inc.	3,175	281,464
Rollins, Inc.	2,089	70,044
Waste Management, Inc.	2,507	293,319

		880,441

Communications Equipment — 0.6%
Motorola Solutions, Inc.	1,723	285,949

Containers & Packaging — 0.5%
Avery Dennison Corp.	2,040	234,335

Distributors — 1.0%
Genuine Parts Co.	2,486	241,440
Pool Corp.	1,422	269,284

		510,724

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.*	1,116	169,710
Graham Holdings Co., Class B	148	109,924
Service Corp. International	4,181	192,911

		472,545

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B*	1,369	281,234

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	8,844	301,138
CenturyLink, Inc.	5,986	72,371
Verizon Communications, Inc.	4,824	266,622
Zayo Group Holdings, Inc.*	8,333	281,072

		921,203

Electric Utilities — 8.6%
Alliant Energy Corp.	5,745	284,607
American Electric Power Co., Inc.	3,173	278,621
Avangrid, Inc.	3,358	169,747
Duke Energy Corp.	3,029	262,675
Entergy Corp.	2,810	296,792
Evergy, Inc.	4,560	275,834
Eversource Energy	3,696	280,379
Exelon Corp.	5,581	251,480
FirstEnergy Corp.	5,979	262,897
Hawaiian Electric Industries, Inc.	3,702	165,850
IDACORP, Inc.	484	49,397
NextEra Energy, Inc.	1,384	286,723
OGE Energy Corp.	6,362	273,248
Pinnacle West Capital Corp.	2,884	263,079
PPL Corp.	7,838	232,240
Southern Co. (The)	5,112	287,294
Xcel Energy, Inc.	4,761	283,803

		4,204,666

Electrical Equipment — 0.3%
Hubbell, Inc.	1,170	151,960

Energy Equipment & Services — 0.6%
Halliburton Co.	3,849	88,527
Schlumberger Ltd.	5,047	201,729

		290,256

Entertainment — 0.6%
Walt Disney Co. (The)	2,094	299,463

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	1,314	278,069
Apple Hospitality REIT, Inc.	8,621	135,436
Camden Property Trust	165	17,112
Crown Castle International Corp.	2,104	280,379
Equity Commonwealth	3,461	116,220
Equity LifeStyle Properties, Inc.	1,158	143,881
Federal Realty Investment Trust	1,373	181,250
Gaming and Leisure Properties, Inc.	5,752	216,908
National Retail Properties, Inc.	1,485	77,576
Regency Centers Corp.	828	55,228
WP Carey, Inc.	1,068	92,425

		1,594,484

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	1,150	316,975
Sysco Corp.	3,967	272,017
US Foods Holding Corp.*	2,332	82,483

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food & Staples Retailing — continued
Walmart, Inc.	2,711	299,240

		970,715

Food Products — 6.9%
Archer-Daniels-Midland Co.	6,296	258,640
Campbell Soup Co.	4,084	168,833
Conagra Brands, Inc.	8,382	241,988
General Mills, Inc.	5,072	269,374
Hershey Co. (The)	2,069	313,950
Hormel Foods Corp.	6,011	246,391
Ingredion, Inc.	2,981	230,402
JM Smucker Co. (The)	1,917	213,151
Kellogg Co.	4,324	251,743
Kraft Heinz Co. (The)	3,604	115,364
Lamb Weston Holdings, Inc.	3,834	257,338
McCormick & Co., Inc. (Non-Voting)	1,754	278,079
Mondelez International, Inc., Class A	5,384	287,990
Tyson Foods, Inc., Class A	2,998	238,341

		3,371,584

Gas Utilities — 1.2%
Atmos Energy Corp.	2,678	292,009
National Fuel Gas Co.	846	40,388
UGI Corp.	4,717	240,992

		573,389

Health Care Equipment & Supplies — 8.5%
Abbott Laboratories	3,524	306,940
Baxter International, Inc.	3,636	305,315
Becton Dickinson and Co.	1,060	267,968
Cooper Cos., Inc. (The)	917	309,396
Dentsply Sirona, Inc.	2,089	113,746
Hill-Rom Holdings, Inc.	2,549	271,825
IDEXX Laboratories, Inc.*	1,086	306,306
Medtronic plc	2,717	276,971
ResMed, Inc.	2,389	307,464
STERIS plc	2,046	304,568
Stryker Corp.	1,446	303,342
Teleflex, Inc.	933	316,978
Varian Medical Systems, Inc.*	2,014	236,383
West Pharmaceutical Services, Inc.	1,879	257,930
Zimmer Biomet Holdings, Inc.	1,920	259,450

		4,144,582

Health Care Providers & Services — 4.3%
AmerisourceBergen Corp.	2,688	234,259
Anthem, Inc.	902	265,738
Cigna Corp.	1,227	208,492
CVS Health Corp.	3,281	183,309
DaVita, Inc.*	815	48,778
Henry Schein, Inc.*	2,762	183,784
Humana, Inc.	583	173,005
Laboratory Corp. of America Holdings*	1,557	260,829
MEDNAX, Inc.*	1,682	41,327
Quest Diagnostics, Inc.	2,605	265,918
UnitedHealth Group, Inc.	993	247,267

		2,112,706

Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	1,084	93,018
McDonald’s Corp.	1,393	293,533
Yum! Brands, Inc.	2,675	300,991

		687,542

Household Durables — 1.5%
Garmin Ltd.	2,895	227,518
Leggett & Platt, Inc.	5,174	206,805
Mohawk Industries, Inc.*	536	66,834
NVR, Inc.*	75	250,810

		751,967

Household Products — 3.0%
Church & Dwight Co., Inc.	3,666	276,563
Clorox Co. (The)	1,640	266,664
Colgate-Palmolive Co.	3,929	281,866
Kimberly-Clark Corp.	2,138	290,020
Procter & Gamble Co. (The)	2,694	318,000
Spectrum Brands Holdings, Inc.	350	17,538

		1,450,651

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	4,988	107,042

Industrial Conglomerates — 0.6%
3M Co.	1,111	194,114
Honeywell International, Inc.	610	105,200

		299,314

Insurance — 6.7%
Aflac, Inc.	3,532	185,924
Allstate Corp. (The)	2,563	275,266
American Financial Group, Inc.	2,243	229,638
Aon plc	330	62,453
Arch Capital Group Ltd.*	7,627	295,089
Arthur J Gallagher & Co.	1,406	127,145
Brown & Brown, Inc.	6,111	219,568
Chubb Ltd.	1,580	241,487
Cincinnati Financial Corp.	2,776	297,948
Everest Re Group Ltd.	662	163,276
Markel Corp.*	227	252,862
Marsh & McLennan Cos., Inc.	2,869	283,457
RenaissanceRe Holdings Ltd. (Bermuda)	1,562	282,956
White Mountains Insurance Group Ltd.	124	133,424
WR Berkley Corp.	2,869	199,080

		3,249,573

IT Services — 1.9%
Amdocs Ltd.	3,802	243,290
Automatic Data Processing, Inc.	1,710	284,749
Cognizant Technology Solutions Corp., Class A	404	26,317
International Business Machines Corp.	1,034	153,280
Jack Henry & Associates, Inc.	754	105,334
Paychex, Inc.	1,057	87,784

		900,754

Leisure Products — 0.4%
Hasbro, Inc.	1,485	179,923

Life Sciences Tools & Services — 2.8%
Bio-Rad Laboratories, Inc., Class A*	562	176,974
Bio-Techne Corp.	1,381	290,217
IQVIA Holdings, Inc.*	1,939	308,630
QIAGEN NV*	4,643	175,134
Thermo Fisher Scientific, Inc.	1,031	286,288
Waters Corp.*	557	117,282

		1,354,525

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Machinery — 0.4%
Snap-on, Inc.	190	28,996
Stanley Black & Decker, Inc.	998	147,295

		176,291

Media — 0.3%
Omnicom Group, Inc.	1,667	133,727

Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AGNC Investment Corp.	13,850	237,389
Annaly Capital Management, Inc.	25,788	246,275
Chimera Investment Corp.	3,612	69,639
MFA Financial, Inc.	11,242	80,718
Starwood Property Trust, Inc.	11,794	273,975
Two Harbors Investment Corp.	18,578	250,060

		1,158,056

Multiline Retail — 0.8%
Dollar Tree, Inc.*	1,211	123,219
Target Corp.	3,150	272,160

		395,379

Multi-Utilities — 5.5%
Ameren Corp.	3,721	281,643
CenterPoint Energy, Inc.	8,239	239,013
CMS Energy Corp.	4,860	282,949
Consolidated Edison, Inc.	3,164	268,813
Dominion Energy, Inc.	3,638	270,267
DTE Energy Co.	2,175	276,464
NiSource, Inc.	9,230	274,039
Public Service Enterprise Group, Inc.	4,607	263,290
Sempra Energy	1,771	239,847
WEC Energy Group, Inc.	3,389	289,624

		2,685,949

Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	2,143	263,825
ConocoPhillips	2,775	163,947
EOG Resources, Inc.	432	37,087
Exxon Mobil Corp.	3,287	244,421
Kinder Morgan, Inc.	13,271	273,648
Occidental Petroleum Corp.	3,119	160,192
ONEOK, Inc.	1,996	139,880
Phillips 66	2,426	248,810
Valero Energy Corp.	2,129	181,497
Williams Cos., Inc. (The)	8,626	212,545

		1,925,852

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	1,700	313,123

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	3,339	148,285
Eli Lilly & Co.	2,155	234,787
Johnson & Johnson	1,931	251,455
Merck & Co., Inc.	3,381	280,589
Pfizer, Inc.	6,044	234,749
Zoetis, Inc.	2,712	311,582

		1,461,447

Semiconductors & Semiconductor Equipment — 0.3%
Texas Instruments, Inc.	1,364	170,514

Software — 2.9%
ANSYS, Inc.*	1,478	300,211
CDK Global, Inc.	3,744	194,201
Intuit, Inc.	1,101	305,318
Microsoft Corp.	2,347	319,826
Synopsys, Inc.*	2,343	311,057

		1,430,613

Specialty Retail — 2.1%
AutoZone, Inc.*	267	299,852
Home Depot, Inc. (The)	1,455	310,919
O’Reilly Automotive, Inc.*	390	148,496
TJX Cos., Inc. (The)	5,045	275,255

		1,034,522

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	3,185	274,005
VF Corp.	2,987	261,034

		535,039

Thrifts & Mortgage Finance — 0.2%
TFS Financial Corp.	4,327	77,713

Tobacco — 0.8%
Altria Group, Inc.	3,968	186,774
Philip Morris International, Inc.	2,530	211,533

		398,307

Water Utilities — 1.1%
American Water Works Co., Inc.	2,414	277,079
Aqua America, Inc.	5,754	241,380

		518,459

Wireless Telecommunication Services — 1.5%
Telephone & Data Systems, Inc.	7,370	238,346
T-Mobile US, Inc.*	3,717	296,356
United States Cellular Corp.*	4,521	216,511

		751,213

TOTAL COMMON STOCKS (Cost $46,012,425)		48,525,131

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)(Cost $129,409)	129,409	129,409

Total Investments — 100.0% (Cost $46,141,834)		48,654,540
Liabilities in Excess of Other Assets — 0.0%(c)		(6,566)

Net Assets — 100.0%		48,647,974

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	9	09/2019	USD	134,089	(2,126)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,654,540	$—	$—	$48,654,540

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,126)	$—	$—	$(2,126)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$93,840	$3,563,755	$3,657,595	$—	$—	$—	—	$1,470	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	760,666	1,656,967	2,288,224	—	—	129,409	129,409	2,580	—

Total	$854,506	$5,220,722	$5,945,819	$—	$—	$129,409		$4,050	$—

(a)	Investment in an affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 3.0%
Boeing Co. (The)	1,838	627,089
HEICO Corp.	834	114,049
L3Harris Technologies, Inc.	1,597	331,537
Teledyne Technologies, Inc.*	471	137,193
TransDigm Group, Inc.*	349	169,419

		1,379,287

Airlines — 0.2%
United Airlines Holdings, Inc.*	1,247	114,612

Auto Components — 0.3%
Gentex Corp.	4,333	118,811

Banks — 1.1%
Commerce Bancshares, Inc.	704	42,824
First Republic Bank	965	95,882
Popular, Inc. (Puerto Rico)	1,185	68,209
TCF Financial Corp.	2,435	52,060
US Bancorp	4,659	266,262

		525,237

Beverages — 0.7%
Coca-Cola Co. (The)	3,235	170,258
Monster Beverage Corp.*	2,549	164,334

		334,592

Biotechnology — 0.5%
Exact Sciences Corp.*	1,023	117,757
Sarepta Therapeutics, Inc.*	808	120,271

		238,028

Building Products — 0.2%
Armstrong World Industries, Inc.	581	56,770
Lennox International, Inc.	134	34,368

		91,138

Capital Markets — 2.5%
CME Group, Inc.	1,495	290,658
FactSet Research Systems, Inc.	165	45,755
Interactive Brokers Group, Inc., Class A	246	12,610
LPL Financial Holdings, Inc.	1,339	112,302
MarketAxess Holdings, Inc.	213	71,790
Moody’s Corp.	989	211,982
MSCI, Inc.	660	149,978
S&P Global, Inc.	1,173	287,326

		1,182,401

Chemicals — 2.0%
Air Products & Chemicals, Inc.	564	128,744
Ashland Global Holdings, Inc.	998	79,321
CF Industries Holdings, Inc.	2,668	132,226
Ecolab, Inc.	1,261	254,382
Element Solutions, Inc.*	3,813	38,206
FMC Corp.	1,401	121,074
Mosaic Co. (The)	1,005	25,316
RPM International, Inc.	1,448	98,218
WR Grace & Co.	1,013	68,692

		946,179

Commercial Services & Supplies — 1.7%
Cintas Corp.	664	172,932
Copart, Inc.*	1,861	144,283
Republic Services, Inc.	1,713	151,858
Rollins, Inc.	2,407	80,707
Waste Management, Inc.	2,125	248,625

		798,405

Communications Equipment — 3.1%
Arista Networks, Inc.*	471	128,795
Ciena Corp.*	3,030	137,017
Cisco Systems, Inc.	15,335	849,559
Motorola Solutions, Inc.	1,103	183,054
Ubiquiti Networks, Inc.	769	98,993
ViaSat, Inc.*	725	59,153

		1,456,571

Consumer Finance — 0.8%
American Express Co.	2,357	293,140
Credit Acceptance Corp.*	191	91,304

		384,444

Containers & Packaging — 0.7%
AptarGroup, Inc.	430	52,039
Avery Dennison Corp.	954	109,586
Ball Corp.	2,471	176,627

		338,252

Distributors — 0.2%
Pool Corp.	602	114,001

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	829	126,066
frontdoor, Inc.*	539	24,600
Graham Holdings Co., Class B	40	29,709
Service Corp. International	983	45,356
ServiceMaster Global Holdings, Inc.*	1,314	69,944

		295,675

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B*	4,375	898,756

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	13,627	753,164

Electric Utilities — 2.1%
American Electric Power Co., Inc.	1,270	111,519
Avangrid, Inc.	412	20,827
Eversource Energy	1,893	143,603
Exelon Corp.	4,790	215,837
NextEra Energy, Inc.	1,884	390,308
OGE Energy Corp.	2,702	116,051

		998,145

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	1,021	120,642
Dolby Laboratories, Inc., Class A	769	52,369
FLIR Systems, Inc.	696	34,563
Keysight Technologies, Inc.*	1,636	146,455
Zebra Technologies Corp., Class A*	597	125,901

		479,930

Entertainment — 1.6%
Live Nation Entertainment, Inc.*	1,825	131,509
Netflix, Inc.*	1,511	488,038
Take-Two Interactive Software, Inc.*	1,021	125,093

		744,640

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc.	892	130,553
American Tower Corp.	785	166,122
Apartment Investment & Management Co., Class A	1,823	90,311
CoreSite Realty Corp.	379	39,723
CyrusOne, Inc.	1,125	64,575
EPR Properties	740	55,078
Equity LifeStyle Properties, Inc.	1,000	124,250
Equity Residential	2,293	180,895
HCP, Inc.	4,300	137,299
Life Storage, Inc.	609	59,371
Medical Properties Trust, Inc.	5,920	103,600
National Retail Properties, Inc.	2,173	113,518
Omega Healthcare Investors, Inc.	3,037	110,243
Prologis, Inc.	3,121	251,584
Realty Income Corp.	2,173	150,393
STORE Capital Corp.	3,174	108,583
Sun Communities, Inc.	704	93,498
UDR, Inc.	2,551	117,499
Welltower, Inc.	2,345	194,916
WP Carey, Inc.	1,505	130,243

		2,422,254

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,326	365,485
Sysco Corp.	2,673	183,288

		548,773

Food Products — 1.6%
Archer-Daniels-Midland Co.	3,468	142,465
Hershey Co. (The)	1,120	169,949
Hormel Foods Corp.(a)	2,842	116,494
Lamb Weston Holdings, Inc.	1,526	102,425
McCormick & Co., Inc. (Non-Voting)	952	150,930
TreeHouse Foods, Inc.*	1,032	61,239

		743,502

Gas Utilities — 0.3%
Atmos Energy Corp.	1,118	121,907

Health Care Equipment & Supplies — 4.5%
Becton Dickinson and Co.	1,123	283,895
Boston Scientific Corp.*	6,428	272,933
Cooper Cos., Inc. (The)	381	128,549
Danaher Corp.	696	97,788
DexCom, Inc.*	908	142,438
Hill-Rom Holdings, Inc.	652	69,529
ICU Medical, Inc.*	25	6,361
IDEXX Laboratories, Inc.*	619	174,589
Insulet Corp.*	614	75,485
Intuitive Surgical, Inc.*	493	256,119
Masimo Corp.*	572	90,290
ResMed, Inc.	1,187	152,767
STERIS plc	926	137,844
Teleflex, Inc.	431	146,428
West Pharmaceutical Services, Inc.	457	62,732

		2,097,747

Health Care Providers & Services — 3.7%
Anthem, Inc.	1,050	309,340
Centene Corp.*	2,377	123,818
Chemed Corp.	312	126,482
Encompass Health Corp.	20	1,277
HCA Healthcare, Inc.	1,482	197,862
Molina Healthcare, Inc.*	802	106,490
UnitedHealth Group, Inc.	3,011	749,769
WellCare Health Plans, Inc.*	450	129,262

		1,744,300

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	973	161,421

Hotels, Restaurants & Leisure — 3.7%
Chipotle Mexican Grill, Inc.*	211	167,857
Choice Hotels International, Inc.	606	52,001
Darden Restaurants, Inc.	1,146	139,308
Domino’s Pizza, Inc.	435	106,371
Hilton Worldwide Holdings, Inc.	1,671	161,335
Hyatt Hotels Corp., Class A	235	18,177
McDonald’s Corp.	2,655	559,462
Planet Fitness, Inc., Class A*	1,397	109,888
Vail Resorts, Inc.	418	103,045
Wendy’s Co. (The)	4,774	86,839
Yum China Holdings, Inc. (China)	3,217	146,373
Yum! Brands, Inc.	683	76,851

		1,727,507

Household Durables — 0.4%
Garmin Ltd.	1,387	109,004
PulteGroup, Inc.	3,157	99,477

		208,481

Household Products — 1.6%
Church & Dwight Co., Inc.	1,962	148,013
Procter & Gamble Co. (The)	5,024	593,033

		741,046

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	7,078	118,840

Insurance — 3.2%
Aon plc	1,231	232,967
Arthur J Gallagher & Co.	1,629	147,310
Brown & Brown, Inc.	3,336	119,863
CNA Financial Corp.	355	17,001
Erie Indemnity Co., Class A	317	70,618
First American Financial Corp.	839	48,511
Hanover Insurance Group, Inc. (The)	169	21,921
Marsh & McLennan Cos., Inc.	2,298	227,042
Old Republic International Corp.	1,924	43,886
Progressive Corp. (The)	2,921	236,543
Reinsurance Group of America, Inc.	671	104,622
Torchmark Corp.	131	11,963
Travelers Cos., Inc. (The)	1,327	194,565

		1,476,812

Interactive Media & Services — 2.4%
Alphabet, Inc., Class A*	693	844,212
IAC/InterActiveCorp*	633	151,319
Match Group, Inc.(a)	1,435	108,041

		1,103,572

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*	456	851,252
Wayfair, Inc., Class A*	707	92,730

		943,982

IT Services — 10.7%
Automatic Data Processing, Inc.	1,897	315,888
Booz Allen Hamilton Holding Corp.	1,794	123,337
Broadridge Financial Solutions, Inc.	1,021	129,790
CACI International, Inc., Class A*	265	57,015
EPAM Systems, Inc.*	663	128,483
Euronet Worldwide, Inc.*	713	111,164
Fidelity National Information Services, Inc.	545	72,621
Fiserv, Inc.*	2,243	236,479
GoDaddy, Inc., Class A*	1,599	117,335
Jack Henry & Associates, Inc.	804	112,319
Leidos Holdings, Inc.	1,571	128,979
Mastercard, Inc., Class A	3,130	852,205
MongoDB, Inc.*	708	101,400
Okta, Inc.*	1,104	144,436
Paychex, Inc.	2,031	168,675
PayPal Holdings, Inc.*	4,378	483,331
Square, Inc., Class A*	1,994	160,338
Total System Services, Inc.	1,262	171,279
Twilio, Inc., Class A*	1,013	140,918
VeriSign, Inc.*	782	165,072
Visa, Inc., Class A	5,441	968,498
WEX, Inc.*	604	131,714

		5,021,276

Leisure Products — 0.3%
Hasbro, Inc.	956	115,829

Life Sciences Tools & Services — 1.4%
Bio-Techne Corp.	327	68,719
Bruker Corp.	708	33,878
Illumina, Inc.*	292	87,419
IQVIA Holdings, Inc.*	1,209	192,437
Thermo Fisher Scientific, Inc.	980	272,126

		654,579

Machinery — 0.3%
Ingersoll-Rand plc	473	58,491
Xylem, Inc.	1,237	99,319

		157,810

Media — 0.6%
Cable One, Inc.	94	114,379
Fox Corp., Class A	1,620	60,458
Sinclair Broadcast Group, Inc., Class A	1,803	90,601

		265,438

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	3,876	74,729

Multiline Retail — 0.2%
Dollar General Corp.	826	110,701

Multi-Utilities — 0.4%
Ameren Corp.	472	35,726
DTE Energy Co.	964	122,534
WEC Energy Group, Inc.	460	39,311

		197,571

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	2,816	207,427
Cabot Oil & Gas Corp.	4,750	91,010
Chevron Corp.	3,833	471,881
ConocoPhillips	1,531	90,451
Diamondback Energy, Inc.	948	98,052
EOG Resources, Inc.	1,999	171,614
Hess Corp.	2,378	154,189
Kinder Morgan, Inc.	10,485	216,201
ONEOK, Inc.	2,671	187,184
Targa Resources Corp.	2,058	80,077
Williams Cos., Inc. (The)	7,135	175,806
WPX Energy, Inc.*	5,851	61,084

		2,004,976

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	1,213	223,422
Nu Skin Enterprises, Inc., Class A	371	14,833

		238,255

Pharmaceuticals — 3.0%
Eli Lilly & Co.	3,417	372,282
Merck & Co., Inc.	9,094	754,711
Zoetis, Inc.	2,225	255,630

		1,382,623

Professional Services — 0.9%
CoStar Group, Inc.*	286	176,005
TransUnion	1,133	93,801
Verisk Analytics, Inc.	1,131	171,595

		441,401

Road & Rail — 1.1%
CSX Corp.	3,576	251,750
Norfolk Southern Corp.	1,276	243,869

		495,619

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	6,331	192,779
First Solar, Inc.*	534	34,438
Texas Instruments, Inc.	3,066	383,281
Xilinx, Inc.	1,654	188,903

		799,401

Software — 11.7%
Adobe, Inc.*	1,802	538,546
Alteryx, Inc., Class A*	1,141	134,113
ANSYS, Inc.*	754	153,152
Aspen Technology, Inc.*	743	97,979
Atlassian Corp. plc, Class A*	1,014	142,082
Autodesk, Inc.*	491	76,679
Cadence Design Systems, Inc.*	2,259	166,963
Ceridian HCM Holding, Inc.*	1,080	57,575
Coupa Software, Inc.*	984	133,539
Fair Isaac Corp.*	381	132,367
Fortinet, Inc.*	1,437	115,405
HubSpot, Inc.*	639	114,202
Intuit, Inc.	1,120	310,587
Manhattan Associates, Inc.*	623	52,949
Microsoft Corp.	7,097	967,108
Nuance Communications, Inc.*	2,869	47,740
Palo Alto Networks, Inc.*	643	145,665
Paycom Software, Inc.*	573	137,950

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — continued
PTC, Inc.*	1,259	85,335
RealPage, Inc.*	1,252	78,225
RingCentral, Inc., Class A*	939	133,319
salesforce.com, Inc.*	2,741	423,485
ServiceNow, Inc.*	906	251,315
Smartsheet, Inc., Class A*	1,723	85,995
SS&C Technologies Holdings, Inc.	504	24,167
Synopsys, Inc.*	1,227	162,897
Tableau Software, Inc., Class A*	885	150,034
VMware, Inc., Class A	730	127,378
Workday, Inc., Class A*	931	186,181
Zendesk, Inc.*	1,364	113,976
Zscaler, Inc.*	1,490	125,562

		5,472,470

Specialty Retail — 3.7%
Advance Auto Parts, Inc.	677	101,983
AutoZone, Inc.*	161	180,809
Best Buy Co., Inc.	1,905	145,790
Burlington Stores, Inc.*	703	127,067
Home Depot, Inc. (The)	3,674	785,097
O’Reilly Automotive, Inc.*	204	77,675
Ross Stores, Inc.	353	37,429
TJX Cos., Inc. (The)	5,435	296,534

		1,752,384

Textiles, Apparel & Luxury Goods — 2.1%
Columbia Sportswear Co.	949	100,575
Lululemon Athletica, Inc.*	875	167,204
NIKE, Inc., Class B	4,793	412,342
Under Armour, Inc., Class A*	4,063	93,733
Under Armour, Inc., Class C*	4,320	87,869
VF Corp.	1,355	118,413

		980,136

Water Utilities — 0.3%
American Water Works Co., Inc.	1,331	152,772

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	1,476	47,734
T-Mobile US, Inc.*	981	78,215

		125,949

TOTAL COMMON STOCKS (Cost $39,388,231)		46,796,331

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c) (Cost $28,826)	28,826	28,826

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c) (Cost $217,271)	217,271	217,271

Total Investments — 100.5% (Cost $39,634,328)		47,042,428
Liabilities in Excess of Other Assets — (0.5)%		(244,723)

Net Assets — 100.0%		46,797,705

Percentages indicated are based on net assets.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $210,934.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	3	09/2019	USD	44,696	(208)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,042,428	$—	$—	$47,042,428

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(208)	$—	$—	$(208)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Shares Class IM Shares, 2.30% (a)(b)	$66,300	$3,879,185	$3,728,214	$—	$—	$217,271	217,271	$—	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	$63,323	$1,167,691	$1,202,188	$—	$—	$28,826	28,826	$1,098	$—

Total	$129,623	$5,046,876	$4,930,402	$—	$—	$246,097		$1,098	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.8%
Boeing Co. (The)	2,538	865,915
Raytheon Co.	1,809	329,762
Spirit AeroSystems Holdings, Inc., Class A	82	6,301

		1,201,978

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	1,754	209,550

Airlines — 0.4%
Southwest Airlines Co.	4,718	243,119

Banks — 1.2%
Bank of Hawaii Corp.	1,697	144,669
Commerce Bancshares, Inc.	2,416	146,966
US Bancorp	8,720	498,348

		789,983

Beverages — 2.7%
Brown-Forman Corp., Class B	2,302	126,173
Coca-Cola Co. (The)	13,088	688,821
Monster Beverage Corp.*	3,678	237,121
PepsiCo, Inc.	5,903	754,462

		1,806,577

Biotechnology — 3.8%
AbbVie, Inc.	8,017	534,092
Amgen, Inc.	3,382	631,014
Biogen, Inc.*	1,224	291,092
Gilead Sciences, Inc.	6,464	423,521
Incyte Corp.*	733	62,246
Ionis Pharmaceuticals, Inc.*	1,822	119,997
Regeneron Pharmaceuticals, Inc.*	454	138,361
Vertex Pharmaceuticals, Inc.*	1,761	293,418

		2,493,741

Building Products — 0.2%
Allegion plc	673	69,683
AO Smith Corp.	1,296	58,903

		128,586

Capital Markets — 3.0%
Cboe Global Markets, Inc.	1,308	142,977
Eaton Vance Corp.	3,467	154,282
FactSet Research Systems, Inc.	600	166,380
Franklin Resources, Inc.	2,840	92,669
Moody’s Corp.	1,389	297,718
MSCI, Inc.	777	176,565
Nasdaq, Inc.	1,872	180,405
S&P Global, Inc.	1,641	401,963
SEI Investments Co.	2,889	172,156
T. Rowe Price Group, Inc.	1,620	183,692

		1,968,807

Chemicals — 1.8%
Air Products & Chemicals, Inc.	1,441	328,937
Linde plc (United Kingdom)	2,198	420,433
LyondellBasell Industries NV, Class A	2,346	196,337
NewMarket Corp.	130	54,809
PPG Industries, Inc.	1,828	214,589

		1,215,105

Commercial Services & Supplies — 0.3%
Copart, Inc.*	2,593	201,035

Communications Equipment — 2.3%
Cisco Systems, Inc.	21,475	1,189,715
F5 Networks, Inc.*	905	132,781
Juniper Networks, Inc.	5,388	145,584
Ubiquiti Networks, Inc.	570	73,376

		1,541,456

Consumer Finance — 0.8%
American Express Co.	4,002	497,729

Diversified Consumer Services — 0.3%
frontdoor, Inc.*	1,668	76,127
H&R Block, Inc.	5,537	153,320

		229,447

Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.	5,687	68,756
Verizon Communications, Inc.	20,215	1,117,283

		1,186,039

Electric Utilities — 1.6%
Exelon Corp.	6,771	305,101
Hawaiian Electric Industries, Inc.	819	36,691
IDACORP, Inc.	648	66,135
NextEra Energy, Inc.	2,091	433,193
PG&E Corp.*	4,578	82,999
Pinnacle West Capital Corp.	1,787	163,010

		1,087,129

Electrical Equipment — 0.7%
Emerson Electric Co.	4,101	266,073
Rockwell Automation, Inc.	1,202	193,257

		459,330

Electronic Equipment, Instruments & Components — 0.2%
Dolby Laboratories, Inc., Class A	1,979	134,770

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	6,404	255,968

Entertainment — 0.3%
Electronic Arts, Inc.*	503	46,528
World Wrestling Entertainment, Inc., Class A	1,867	135,880

		182,408

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	2,493	527,568
Brookfield Property REIT, Inc., Class A	3,606	69,632
Camden Property Trust	894	92,717
Equity LifeStyle Properties, Inc.	1,392	172,956
Equity Residential	1,889	149,023
Federal Realty Investment Trust	867	114,453
Gaming and Leisure Properties, Inc.	3,968	149,633
Lamar Advertising Co., Class A	1,614	130,605
Medical Properties Trust, Inc.	8,262	144,585
Public Storage	1,163	282,330
Simon Property Group, Inc.	2,040	330,888

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Weingarten Realty Investors	1,822	50,852

		2,215,242

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	2,262	623,475

Food Products — 0.5%
Hershey Co. (The)	1,280	194,227
Hormel Foods Corp.	3,092	126,741

		320,968

Gas Utilities — 0.4%
National Fuel Gas Co.	2,648	126,415
UGI Corp.	3,120	159,401

		285,816

Health Care Equipment & Supplies — 1.4%
Edwards Lifesciences Corp.*	1,624	345,669
IDEXX Laboratories, Inc.*	848	239,178
ResMed, Inc.	1,559	200,643
Varian Medical Systems, Inc.*	1,308	153,520

		939,010

Health Care Providers & Services — 0.3%
Chemed Corp.	234	94,861
Premier, Inc., Class A*	1,867	72,346

		167,207

Health Care Technology — 0.6%
Cerner Corp.	2,818	201,910
Veeva Systems, Inc., Class A*	1,214	201,402

		403,312

Hotels, Restaurants & Leisure — 4.2%
Choice Hotels International, Inc.	481	41,275
Darden Restaurants, Inc.	1,597	194,131
Hilton Worldwide Holdings, Inc.	2,628	253,733
Las Vegas Sands Corp.	3,728	225,320
Marriott International, Inc., Class A	2,194	305,098
McDonald’s Corp.	3,357	707,387
Six Flags Entertainment Corp.	1,993	105,290
Starbucks Corp.	6,871	650,615
Vail Resorts, Inc.	376	92,692
Yum! Brands, Inc.	1,925	216,601

		2,792,142

Household Products — 1.9%
Church & Dwight Co., Inc.	1,614	121,760
Clorox Co. (The)	1,130	183,738
Colgate-Palmolive Co.	4,670	335,026
Kimberly-Clark Corp.	2,134	289,477
Procter & Gamble Co. (The)	2,607	307,730

		1,237,731

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	2,966	49,799
NRG Energy, Inc.	4,248	145,027

		194,826

Industrial Conglomerates — 1.8%
3M Co.	3,197	558,580
Honeywell International, Inc.	3,680	634,653

		1,193,233

Insurance — 5.5%
Aflac, Inc.	5,607	295,153
Allstate Corp. (The)	2,668	286,543
American Financial Group, Inc.	1,564	160,122
Aon plc	1,720	325,510
Arch Capital Group Ltd.*	4,373	169,191
Arthur J Gallagher & Co.	2,267	205,005
Brown & Brown, Inc.	4,891	175,734
Chubb Ltd.	1,970	301,095
Cincinnati Financial Corp.	62	6,654
Erie Indemnity Co., Class A	648	144,355
Hartford Financial Services Group, Inc. (The)	2,237	128,918
Marsh & McLennan Cos., Inc.	3,486	344,417
Old Republic International Corp.	3,552	81,021
Progressive Corp. (The)	4,085	330,803
Reinsurance Group of America, Inc.	547	85,288
Torchmark Corp.	1,897	173,234
Travelers Cos., Inc. (The)	1,811	265,529
WR Berkley Corp.	2,602	180,553

		3,659,125

Interactive Media & Services — 3.9%
Alphabet, Inc., Class A*	1,010	1,230,382
Facebook, Inc., Class A*	6,018	1,168,876
Match Group, Inc.(a)	1,006	75,742
TripAdvisor, Inc.*	2,797	123,487

		2,598,487

Internet & Direct Marketing Retail — 1.5%
Booking Holdings, Inc.*	263	496,179
eBay, Inc.	7,018	289,071
Expedia Group, Inc.	1,516	201,234

		986,484

IT Services — 9.3%
Accenture plc, Class A	3,456	665,556
Akamai Technologies, Inc.*	1,476	130,080
Automatic Data Processing, Inc.	2,643	440,112
Broadridge Financial Solutions, Inc.	1,391	176,824
Cognizant Technology Solutions Corp., Class A	3,676	239,455
EPAM Systems, Inc.*	557	107,941
Fiserv, Inc.*	3,139	330,945
International Business Machines Corp.	4,011	594,591
Jack Henry & Associates, Inc.	1,096	153,111
Mastercard, Inc., Class A	4,357	1,186,280
Paychex, Inc.	2,836	235,530
PayPal Holdings, Inc.*	1,372	151,469
VeriSign, Inc.*	1,090	230,088
Visa, Inc., Class A	7,620	1,356,360
Western Union Co. (The)	7,979	167,559

		6,165,901

Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	567	119,155
Mettler-Toledo International, Inc.*	266	201,296
Waters Corp.*	843	177,502

		497,953

Machinery — 1.9%
Allison Transmission Holdings, Inc.	3,451	158,574
Donaldson Co., Inc.	2,165	108,142
Graco, Inc.	3,300	158,664
IDEX Corp.	1,123	188,911
Illinois Tool Works, Inc.	2,291	353,341
Lincoln Electric Holdings, Inc.	1,400	118,328

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Machinery — continued
Toro Co. (The)	2,192	159,621

		1,245,581

Media — 0.7%
Cable One, Inc.	67	81,526
Omnicom Group, Inc.	2,550	204,561
Sirius XM Holdings, Inc.(a)	28,227	176,701

		462,788

Metals & Mining — 0.3%
Newmont Goldcorp Corp.	3,528	128,843
Southern Copper Corp. (Peru)	1,846	66,068

		194,911

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	7,710	132,150
Chimera Investment Corp.	7,509	144,774
MFA Financial, Inc.	11,476	82,398
New Residential Investment Corp.	9,286	145,697
Starwood Property Trust, Inc.	6,719	156,082
Two Harbors Investment Corp.	2,253	30,325

		691,426

Multiline Retail — 0.7%
Kohl’s Corp.	605	32,585
Nordstrom, Inc.(a)	2,452	81,186
Target Corp.	3,638	314,323

		428,094

Multi-Utilities — 0.7%
Ameren Corp.	2,752	208,299
WEC Energy Group, Inc.	2,907	248,432

		456,731

Oil, Gas & Consumable Fuels — 4.3%
Cabot Oil & Gas Corp.	6,645	127,318
Chevron Corp.	6,785	835,301
ConocoPhillips	6,991	413,028
Exxon Mobil Corp.	11,212	833,724
Marathon Petroleum Corp.	3,299	186,031
Occidental Petroleum Corp.	4,451	228,604
Phillips 66	2,178	223,376

		2,847,382

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	995	183,269

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	9,806	435,484
Eli Lilly & Co.	4,790	521,871
Johnson & Johnson	9,375	1,220,813
Merck & Co., Inc.	12,727	1,056,214
Nektar Therapeutics*	979	27,862
Pfizer, Inc.	25,083	974,224
Zoetis, Inc.	306	35,156

		4,271,624

Professional Services — 0.5%
Robert Half International, Inc.	2,780	167,940
Verisk Analytics, Inc.	1,258	190,864

		358,804

Road & Rail — 1.2%
Landstar System, Inc.	1,180	131,299
Union Pacific Corp.	3,813	686,149

		817,448

Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	17,807	900,144
KLA Corp.	1,804	245,921
Lam Research Corp.	1,254	261,597
Maxim Integrated Products, Inc.	3,530	208,941
NVIDIA Corp.	2,838	478,827
Teradyne, Inc.	3,639	202,801
Texas Instruments, Inc.	5,248	656,053
Versum Materials, Inc.	739	38,413
Xilinx, Inc.	2,119	242,011

		3,234,708

Software — 6.1%
Adobe, Inc.*	2,493	745,058
Aspen Technology, Inc.*	821	108,265
Atlassian Corp. plc, Class A*	1,427	199,951
Cadence Design Systems, Inc.*	3,152	232,964
Citrix Systems, Inc.	1,861	175,381
Intuit, Inc.	1,582	438,705
Manhattan Associates, Inc.*	2,147	182,474
Microsoft Corp.	9,942	1,354,796
Palo Alto Networks, Inc.*	911	206,378
Paycom Software, Inc.*	484	116,523
Proofpoint, Inc.*	761	96,038
VMware, Inc., Class A	1,027	179,201

		4,035,734

Specialty Retail — 4.7%
Burlington Stores, Inc.*	1,008	182,196
Foot Locker, Inc.	2,421	99,406
Home Depot, Inc. (The)	5,431	1,160,550
Lowe’s Cos., Inc.	4,699	476,478
O’Reilly Automotive, Inc.*	668	254,348
Ross Stores, Inc.	2,887	306,109
TJX Cos., Inc. (The)	7,710	420,658
Tractor Supply Co.	480	52,229
Williams-Sonoma, Inc.	1,828	121,891

		3,073,865

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	7,023	1,496,180

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	722	67,161
NIKE, Inc., Class B	6,944	597,392
VF Corp.	1,947	170,148

		834,701

Tobacco — 1.1%
Altria Group, Inc.	8,549	402,402
Philip Morris International, Inc.	4,015	335,694

		738,096

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	1,388	98,617
Watsco, Inc.	753	122,453
WW Grainger, Inc.	536	155,992

		377,062

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,384	44,759

TOTAL COMMON STOCKS (Cost $59,739,160)		65,906,832

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c) (Cost $71,041)	71,041	71,041

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c)(Cost $298,152)	298,152	298,152

Total Investments — 100.4% (Cost $60,108,353)		66,276,025
Liabilities in Excess of Other Assets — (0.4)%		(284,394)

Net Assets — 100.0%		65,991,631

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $296,714.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	7	09/2019	USD	104,291	(1,173)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$66,276,025	$—	$—	$66,276,025

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(1,173)	$—	$—	$(1,173)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	$58,800	$3,379,994	$3,140,642	$—	$—	$298,152	298,152	$3,097	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	836,372	2,284,520	3,049,851	—	—	71,041	71,041	2,509	—

Total	$895,172	$5,664,514	$6,190,493	$—	$—	$369,193		$5,606	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
General Dynamics Corp.	1,036	192,634
Textron, Inc.	1,905	93,916
United Technologies Corp.	3,568	476,685

		763,235

Automobiles & Parts — 1.6%
Ford Motor Co.	25,921	247,027
Gentex Corp.	5,784	158,597
Genuine Parts Co.	1,591	154,518
Goodyear Tire & Rubber Co. (The)	5,898	80,980
Harley-Davidson, Inc.	3,662	131,026
Lear Corp.	832	105,481

		877,629

Banks — 7.7%
Associated Banc-Corp.	4,398	95,305
Bank of America Corp.	3,745	114,897
Bank OZK	2,821	86,266
BB&T Corp.	5,760	296,813
BOK Financial Corp.	508	42,509
Citigroup, Inc.	4,652	331,036
Citizens Financial Group, Inc.	5,577	207,799
Fifth Third Bancorp	6,994	207,652
First Horizon National Corp.	5,363	87,953
FNB Corp.	12,183	146,805
Huntington Bancshares, Inc.	10,938	155,867
KeyCorp	6,798	124,879
New York Community Bancorp, Inc.	13,893	160,186
PacWest Bancorp	3,707	143,201
People’s United Financial, Inc.	7,495	123,068
PNC Financial Services Group, Inc. (The)	2,830	404,407
Popular, Inc. (Puerto Rico)	2,624	151,037
Regions Financial Corp.	12,861	204,876
SunTrust Banks, Inc.	3,816	254,146
Umpqua Holdings Corp.	8,380	146,315
Wells Fargo & Co.	19,709	954,113

		4,439,130

Beverages — 0.4%
Keurig Dr Pepper, Inc.	4,442	124,998
Molson Coors Brewing Co., Class B	2,499	134,921

		259,919

Chemicals — 1.1%
Chemours Co. (The)	3,091	58,946
DuPont de Nemours, Inc.	1,095	79,015
Eastman Chemical Co.	1,746	131,561
Huntsman Corp.	4,751	97,633
LyondellBasell Industries NV, Class A	2,312	193,491
Olin Corp.	3,816	76,587

		637,233

Construction & Materials — 0.5%
AECOM*	3,860	138,767
Owens Corning	2,605	151,090

		289,857

Electricity — 2.2%
Avangrid, Inc.	2,098	106,054
Consolidated Edison, Inc.	2,467	209,596
Exelon Corp.	5,867	264,367
Hawaiian Electric Industries, Inc.	2,222	99,546
Pinnacle West Capital Corp.	788	71,881
PPL Corp.	6,303	186,758
Public Service Enterprise Group, Inc.	2,279	130,245
Southern Co. (The)	3,184	178,941

		1,247,388

Electronic & Electrical Equipment — 1.6%
Arrow Electronics, Inc.*	823	59,758
Avnet, Inc.	1,032	46,873
Emerson Electric Co.	4,010	260,169
Hubbell, Inc.	1,134	147,284
nVent Electric plc	5,203	128,982
Regal Beloit Corp.	1,626	129,462
WESCO International, Inc.*	2,445	124,059

		896,587

Financial Services — 4.1%
Ally Financial, Inc.	4,301	141,546
Bank of New York Mellon Corp. (The)	6,272	294,282
Capital One Financial Corp.	3,350	309,607
Goldman Sachs Group, Inc. (The)	2,034	447,744
Invesco Ltd.	7,749	148,703
Janus Henderson Group plc (United Kingdom)	2,773	55,654
Jefferies Financial Group, Inc.	5,245	111,876
Legg Mason, Inc.	3,697	139,229
Morgan Stanley	8,010	356,926
Navient Corp.	10,015	141,712
State Street Corp.	3,717	215,921

		2,363,200

Fixed Line Telecommunications — 1.9%
AT&T, Inc.	17,146	583,821
CenturyLink, Inc.	5,543	67,015
Verizon Communications, Inc.	8,436	466,258

		1,117,094

Food & Drug Retailers — 1.9%
AmerisourceBergen Corp.	1,224	106,672
CVS Health Corp.	6,924	386,844
Kroger Co. (The)	6,932	146,681
McKesson Corp.	1,147	159,376
Walgreens Boots Alliance, Inc.	4,747	258,664

		1,058,237

Food Producers — 1.8%
Archer-Daniels-Midland Co.	4,547	186,791
Flowers Foods, Inc.	5,500	130,350
General Mills, Inc.	4,412	234,321
Ingredion, Inc.	644	49,775
JM Smucker Co. (The)	1,289	143,324
Kraft Heinz Co. (The)	2,686	85,979
Tyson Foods, Inc., Class A	2,487	197,716

		1,028,256

Forestry & Paper — 0.4%
Domtar Corp.	2,450	104,002
International Paper Co.	2,711	119,040

		223,042

Gas, Water & Multiutilities — 0.9%
CenterPoint Energy, Inc.	5,638	163,559

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Gas, Water & Multiutilities — continued
Duke Energy Corp.	3,869	335,520

		499,079

General Industrials — 2.2%
Carlisle Cos., Inc.	1,010	145,652
Eaton Corp. plc	3,021	248,296
Graphic Packaging Holding Co.	8,720	129,579
Packaging Corp. of America	1,548	156,302
Parker-Hannifin Corp.	1,179	206,420
Silgan Holdings, Inc.	3,575	107,465
Sonoco Products Co.	2,097	125,883
Westrock Co.	4,227	152,383

		1,271,980

General Retailers — 3.2%
AutoNation, Inc.*	1,789	87,089
Best Buy Co., Inc.	2,441	186,810
Dick’s Sporting Goods, Inc.	3,154	117,234
Foot Locker, Inc.	2,258	92,713
Gap, Inc. (The)	5,266	102,687
H&R Block, Inc.	4,828	133,687
IAA, Inc.*	1,741	81,392
KAR Auction Services, Inc.	1,741	46,554
Kohl’s Corp.	2,304	124,093
L Brands, Inc.	3,146	81,639
Macy’s, Inc.	5,727	130,175
Nordstrom, Inc.(a)	2,351	77,842
Penske Automotive Group, Inc.	2,627	120,763
Target Corp.	3,266	282,182
Urban Outfitters, Inc.*	2,624	62,477
Williams-Sonoma, Inc.	2,116	141,095

		1,868,432

Health Care Equipment & Services — 5.5%
Anthem, Inc.	1,350	397,723
Baxter International, Inc.	1,305	109,581
Becton Dickinson and Co.	1,253	316,758
Cigna Corp.	2,022	343,578
Hill-Rom Holdings, Inc.	1,121	119,543
MEDNAX, Inc.*	2,019	49,607
Medtronic plc	5,692	580,243
Quest Diagnostics, Inc.	1,500	153,120
UnitedHealth Group, Inc.	3,290	819,243
Universal Health Services, Inc., Class B	1,135	171,226
Zimmer Biomet Holdings, Inc.	1,246	168,372

		3,228,994

Household Goods & Home Construction — 3.3%
Leggett & Platt, Inc.	1,726	68,988
Lennar Corp., Class A	3,053	145,231
Newell Brands, Inc.	6,552	92,973
Procter & Gamble Co. (The)	9,786	1,155,139
PulteGroup, Inc.	4,408	138,896
Stanley Black & Decker, Inc.	1,258	185,668
Toll Brothers, Inc.	2,519	90,609

		1,877,504

Industrial Engineering — 2.9%
AGCO Corp.	1,742	134,134
Allison Transmission Holdings, Inc.	2,707	124,387
Crane Co.	1,439	120,444
Cummins, Inc.	1,284	210,576
Dover Corp.	1,736	168,132
Ingersoll-Rand plc	1,014	125,391
Oshkosh Corp.	1,758	146,916
PACCAR, Inc.	2,895	203,055
Pentair plc	3,252	126,210
Snap-on, Inc.	890	135,823
Timken Co. (The)	2,675	122,274
Trinity Industries, Inc.	5,322	104,311

		1,721,653

Industrial Metals & Mining — 0.7%
Nucor Corp.	3,021	164,282
Reliance Steel & Aluminum Co.	1,524	152,324
Steel Dynamics, Inc.	3,181	100,233

		416,839

Industrial Transportation — 1.9%
Genesee & Wyoming, Inc., Class A*	348	38,214
Kansas City Southern	1,318	163,089
Macquarie Infrastructure Corp.	2,951	122,289
Norfolk Southern Corp.	1,538	293,943
Ryder System, Inc.	2,010	107,053
Schneider National, Inc., Class B	2,906	56,086
Union Pacific Corp.	1,811	325,889

		1,106,563

Leisure Goods — 0.3%
Garmin Ltd.	1,782	140,047
Thor Industries, Inc.	1,214	72,355

		212,402

Life Insurance — 1.8%
Lincoln National Corp.	2,822	184,390
MetLife, Inc.	5,953	294,197
Principal Financial Group, Inc.	3,468	201,283
Prudential Financial, Inc.	2,993	303,221
Unum Group	3,211	102,591

		1,085,682

Media — 6.1%
CBS Corp. (Non-Voting), Class B	2,244	115,589
Comcast Corp., Class A	19,561	844,448
Discovery, Inc., Class A*(a)	3,591	108,843
DISH Network Corp., Class A*	3,792	128,397
Graham Holdings Co., Class B	120	89,128
Interpublic Group of Cos., Inc. (The)	5,731	131,355
John Wiley & Sons, Inc., Class A	1,871	85,149
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,370	141,068
Lions Gate Entertainment Corp., Class A(a)	3,811	49,200
Nexstar Media Group, Inc., Class A	686	69,814
Nielsen Holdings plc	5,681	131,572
Omnicom Group, Inc.	2,198	176,324
Qurate Retail, Inc.*	7,859	111,126
Sinclair Broadcast Group, Inc., Class A	1,200	60,300
Tribune Media Co., Class A	2,632	122,309
Viacom, Inc., Class B	5,004	151,872
Walt Disney Co. (The)	6,833	977,187

		3,493,681

Nonlife Insurance — 1.2%
Assured Guaranty Ltd.	3,329	145,444
First American Financial Corp.	2,684	155,189
Mercury General Corp.	1,137	64,479
Old Republic International Corp.	6,583	150,158

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Nonlife Insurance — continued
Reinsurance Group of America, Inc.	1,059	165,119

		680,389

Oil & Gas Producers — 4.2%
Chevron Corp.	7,080	871,619
ConocoPhillips	869	51,341
Exxon Mobil Corp.	11,769	875,143
HollyFrontier Corp.	2,104	104,716
Marathon Petroleum Corp.	4,396	247,890
PBF Energy, Inc., Class A	2,755	76,947
Valero Energy Corp.	2,640	225,060

		2,452,716

Oil Equipment, Services & Distribution — 0.5%
Helmerich & Payne, Inc.	1,373	68,211
Kinder Morgan, Inc.	11,176	230,449
OGE Energy Corp.	213	9,148

		307,808

Personal Goods — 0.8%
Capri Holdings Ltd.*	1,903	67,728
Hanesbrands, Inc.	4,829	77,699
PVH Corp.	1,008	89,631
Ralph Lauren Corp.	1,057	110,171
Tapestry, Inc.	3,396	105,038

		450,267

Pharmaceuticals & Biotechnology — 6.9%
Abbott Laboratories	2,349	204,598
Allergan plc	2,029	325,655
Amgen, Inc.	1,866	348,158
Cardinal Health, Inc.	2,499	114,279
Gilead Sciences, Inc.	5,552	363,767
Johnson & Johnson	6,888	896,955
Merck & Co., Inc.	8,884	737,283
Perrigo Co. plc	1,100	59,411
Pfizer, Inc.	23,519	913,478

		3,963,584

Real Estate Investment Trusts — 3.9%
AGNC Investment Corp.	9,423	161,510
Annaly Capital Management, Inc.	18,371	175,443
Apple Hospitality REIT, Inc.	4,856	76,288
Brandywine Realty Trust	5,638	83,161
Brixmor Property Group, Inc.	4,713	89,453
Chimera Investment Corp.	7,310	140,937
Colony Capital, Inc.	705	3,983
Columbia Property Trust, Inc.	2,355	51,645
EPR Properties	1,366	101,672
Hospitality Properties Trust	4,554	112,529
Kimco Realty Corp.	8,510	163,477
Medical Properties Trust, Inc.	8,339	145,933
MFA Financial, Inc.	18,797	134,963
New Residential Investment Corp.	9,548	149,808
Omega Healthcare Investors, Inc.	4,204	152,605
Park Hotels & Resorts, Inc.	4,891	129,171
Retail Properties of America, Inc., Class A	6,244	75,927
Starwood Property Trust, Inc.	6,543	151,994
Two Harbors Investment Corp.	9,866	132,796
Weingarten Realty Investors	1,186	33,101

		2,266,396

Software & Computer Services — 7.6%
Akamai Technologies, Inc.*	1,740	153,346
Amdocs Ltd.	2,200	140,778
CACI International, Inc., Class A*	326	70,139
CDK Global, Inc.	1,520	78,842
CDW Corp.	1,210	142,974
Cerner Corp.	2,051	146,954
Cognizant Technology Solutions Corp., Class A	2,855	185,975
Covetrus, Inc.*	2,496	59,080
DXC Technology Co.	2,753	153,535
Hewlett Packard Enterprise Co.	12,329	177,168
International Business Machines Corp.	4,179	619,495
Leidos Holdings, Inc.	1,908	156,647
LogMeIn, Inc.	1,610	122,312
Microsoft Corp.	8,626	1,175,465
Nuance Communications, Inc.*	3,518	58,540
Oracle Corp.	10,757	605,619
SS&C Technologies Holdings, Inc.	1,720	82,474
Symantec Corp.	7,482	161,312
Twitter, Inc.*	4,059	171,736

		4,462,391

Support Services — 1.8%
ADT, Inc.	7,888	50,089
Alliance Data Systems Corp.	942	147,818
Johnson Controls International plc	6,149	260,963
ManpowerGroup, Inc.	1,470	134,284
MSC Industrial Direct Co., Inc., Class A	1,673	118,867
Republic Services, Inc.	2,061	182,708
Resideo Technologies, Inc.*	1,488	28,064
Xerox Corp.	4,138	132,830

		1,055,623

Technology Hardware & Equipment — 14.9%
Analog Devices, Inc.	2,249	264,168
Apple, Inc.	5,947	1,266,949
Applied Materials, Inc.	6,324	312,216
Broadcom, Inc.	1,876	544,021
Cisco Systems, Inc.	18,601	1,030,495
CommScope Holding Co., Inc.*	3,959	56,535
Corning, Inc.	6,310	194,033
Cypress Semiconductor Corp.	7,355	168,944
Entegris, Inc.	2,016	87,716
F5 Networks, Inc.*	609	89,352
HP, Inc.	11,143	234,448
Intel Corp.	19,294	975,312
Juniper Networks, Inc.	5,481	148,097
KLA Corp.	1,607	219,066
L3Harris Technologies, Inc.	1,148	238,325
Lam Research Corp.	1,172	244,491
Marvell Technology Group Ltd.	4,769	125,234
Maxim Integrated Products, Inc.	3,011	178,221
Microchip Technology, Inc.	1,516	143,141
Micron Technology, Inc.*	7,126	319,886
MKS Instruments, Inc.	1,563	133,058
NetApp, Inc.	2,396	140,142
ON Semiconductor Corp.*	4,546	97,785
Qorvo, Inc.*	1,293	94,764
Skyworks Solutions, Inc.	2,054	175,165
SYNNEX Corp.	491	48,383
Teradyne, Inc.	3,173	176,831

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Technology Hardware & Equipment — continued
Texas Instruments, Inc.	4,552	569,046
Western Digital Corp.	3,366	181,394
Xilinx, Inc.	1,396	159,437

		8,616,655

Travel & Leisure — 2.7%
Alaska Air Group, Inc.	1,581	100,172
Aramark	3,985	144,217
Carnival Corp.	3,478	164,266
Cinemark Holdings, Inc.	2,060	82,235
Copa Holdings SA, Class A (Panama)	1,307	132,138
Delta Air Lines, Inc.	4,263	260,214
Extended Stay America, Inc.	3,757	62,817
Las Vegas Sands Corp.	3,220	194,617
Royal Caribbean Cruises Ltd.	1,216	141,469
Sabre Corp.	3,576	84,072
Southwest Airlines Co.	2,842	146,448
Wyndham Destinations, Inc.	2,868	134,968

		1,647,633

TOTAL COMMON STOCKS (Cost $54,274,621)		57,887,078

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.17%(b)(c) (Cost $65,430)	65,430	65,430

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c) (Cost $230,337)	230,337	230,337

Total Investments — 100.3% (Cost $54,570,388)		58,182,845
Liabilities in Excess of Other Assets — (0.3%)		(200,994)

Net Assets — 100.0%		57,981,851

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $226,065.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	8	09/2019	USD	119,190	(1,180)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$58,182,845	$—	$—	$58,182,845

Depreciation in Other Financial Instruments
Futures Contracts	$(1,180)	$—	$—	$(1,180)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	$57,600	$3,241,946	$3,069,209	$—	$—	$230,337	230,337	$2,549	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	692,762	2,533,673	3,161,005	—	—	65,430	65,430	3,120	—

Total	$750,362	$5,775,619	$6,230,214	$—	$—	$295,767		$5,669	$—

(a)	Investment in an affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 57.3%
Airlines — 0.3%
Alaska Air Group, Inc.	3,263	206,744
United Airlines Holdings, Inc.*	2,189	201,191

		407,935

Auto Components — 0.1%
Gentex Corp.	6,541	179,354

Banks — 1.7%
First Citizens BancShares, Inc., Class A	638	297,959
OFG Bancorp (Puerto Rico)	9,010	203,896
Popular, Inc. (Puerto Rico)	3,803	218,901
SunTrust Banks, Inc.	19,498	1,298,567
Zions Bancorp NA	4,300	193,801

		2,213,124

Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)	3,971	219,517
Molson Coors Brewing Co., Class B	3,822	206,350

		425,867

Biotechnology — 1.8%
Ligand Pharmaceuticals, Inc.*	2,452	224,383
Spark Therapeutics, Inc.*	20,925	2,092,918

		2,317,301

Building Products — 0.4%
Apogee Enterprises, Inc.	6,743	273,496
Continental Building Products, Inc.*	9,529	234,223

		507,719

Capital Markets — 0.4%
Brightsphere Investment Group, Inc.	26,372	282,180
Legg Mason, Inc.	5,600	210,896

		493,076

Chemicals — 2.2%
Celanese Corp.	2,705	303,420
CF Industries Holdings, Inc.	3,913	193,928
DuluxGroup Ltd. (Australia)	151,807	968,047
Eastman Chemical Co.	2,122	159,893
Ecolab, Inc.	3,163	638,072
Element Solutions, Inc.*	29,769	298,285
Huntsman Corp.	8,155	167,585
Kraton Corp.*	5,571	170,863

		2,900,093

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	5,394	227,034
Brady Corp., Class A	4,091	211,627
Deluxe Corp.	12,592	561,855
Herman Miller, Inc.	4,637	210,242
Tetra Tech, Inc.	2,441	193,327

		1,404,085

Communications Equipment — 1.1%
Acacia Communications, Inc.*	4,956	332,894
Cisco Systems, Inc.	4,025	222,985
CommScope Holding Co., Inc.*	14,521	207,360
InterDigital, Inc.	4,417	284,587
Juniper Networks, Inc.	7,688	207,730
NetScout Systems, Inc.*	8,595	223,814

		1,479,370

Construction Materials — 0.1%
Eagle Materials, Inc.	1,500	124,170

Consumer Finance — 0.7%
Ally Financial, Inc.	6,598	217,140
Navient Corp.	11,600	164,140
Santander Consumer USA Holdings, Inc.	8,218	221,147
SLM Corp.	14,000	127,540
World Acceptance Corp.*	1,747	221,397

		951,364

Containers & Packaging — 0.4%
Owens-Illinois, Inc.	8,800	149,336
Silgan Holdings, Inc.	5,452	163,887
Sonoco Products Co.	2,841	170,545

		483,768

Distributors — 0.2%
Core-Mark Holding Co., Inc.	5,468	204,667

Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc.*	3,574	169,300
H&R Block, Inc.	7,361	203,826
K12, Inc.*	5,528	165,011

		538,137

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	13,454	302,446
Jefferies Financial Group, Inc.	14,219	303,291

		605,737

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	3,626	200,409

Electric Utilities — 0.7%
Evergy, Inc.	4,668	282,367
Exelon Corp.	4,269	192,361
OGE Energy Corp.	4,811	206,633
Pinnacle West Capital Corp.	2,381	217,195

		898,556

Electrical Equipment — 1.3%
Atkore International Group, Inc.*	8,099	221,022
Eaton Corp. plc	9,500	780,805
Generac Holdings, Inc.*	3,021	218,418
nVent Electric plc	9,147	226,754
Regal Beloit Corp.	2,683	213,621

		1,660,620

Electronic Equipment, Instruments & Components — 1.3%
Benchmark Electronics, Inc.	11,412	308,809
CDW Corp.	1,828	215,996
Dolby Laboratories, Inc., Class A	3,652	248,701
Fabrinet (Thailand)*	4,213	226,154
Insight Enterprises, Inc.*	3,633	199,888
Tech Data Corp.*	2,055	208,254
Zebra Technologies Corp., Class A*	1,105	233,033

		1,640,835

Energy Equipment & Services — 0.4%
ProPetro Holding Corp.*	12,451	225,737
US Silica Holdings, Inc.	24,247	336,063

		561,800

Entertainment — 0.9%
IMAX Corp.*	11,456	251,459
Madison Square Garden Co. (The), Class A*	2,140	620,685
Marcus Corp. (The)	6,936	242,691

		1,114,835

Equity Real Estate Investment Trusts (REITs) — 0.2%
Four Corners Property Trust, Inc.	7,913	213,176

Food & Staples Retailing — 0.4%
Sprouts Farmers Market, Inc.*	15,357	259,994
Walmart, Inc.	1,811	199,898

		459,892

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Food Products — 1.8%
B&G Foods, Inc.	11,222	205,138
Cal-Maine Foods, Inc.	5,299	210,741
General Mills, Inc.	4,030	214,033
Hershey Co. (The)	1,424	216,078
Ingredion, Inc.	2,757	213,089
JM Smucker Co. (The)	1,770	196,806
Mondelez International, Inc., Class A	4,312	230,649
TreeHouse Foods, Inc.*	4,314	255,993
Wessanen (Netherlands)	45,657	571,633

		2,314,160

Health Care Equipment & Supplies — 1.9%
Atrion Corp.	263	202,378
Baxter International, Inc.	2,511	210,849
Danaher Corp.	7,497	1,053,329
Hill-Rom Holdings, Inc.	1,946	207,521
Hologic, Inc.*	5,968	305,860
Integer Holdings Corp.*	2,858	250,161
STERIS plc	1,404	208,999

		2,439,097

Health Care Providers & Services — 1.6%
Chemed Corp.	555	224,991
Encompass Health Corp.	3,205	204,607
Ensign Group, Inc. (The)	10,904	657,075
Magellan Health, Inc.*	2,000	140,680
Premier, Inc., Class A*	5,276	204,445
Sigma Healthcare Ltd. (Australia)	1,065,280	433,405
UnitedHealth Group, Inc.	778	193,730

		2,058,933

Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.	5,224	208,176
Cracker Barrel Old Country Store, Inc.	800	138,968
Dave & Buster’s Entertainment, Inc.	7,392	300,485
Dine Brands Global, Inc.	2,186	179,449
International Speedway Corp., Class A	20,271	913,817
Starbucks Corp.	1,853	175,461
Wyndham Destinations, Inc.	4,475	210,593

		2,126,949

Household Durables — 0.8%
Electrolux AB, Series B (Sweden)	21,469	496,087
Helen of Troy Ltd.*	1,395	206,851
La-Z-Boy, Inc.	5,286	174,385
PulteGroup, Inc.	5,015	158,023

		1,035,346

Household Products — 0.5%
Church & Dwight Co., Inc.	3,048	229,941
Kimberly-Clark Corp.	1,503	203,882
Procter & Gamble Co. (The)	1,790	211,292

		645,115

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	11,756	197,383
Atlantica Yield plc (Spain)	9,153	212,258
Clearway Energy, Inc., Class C	11,932	215,015

		624,656

Insurance — 0.5%
First American Financial Corp.	3,709	214,454
MetLife, Inc.	4,744	234,448
Prudential Financial, Inc.	2,318	234,837
Stewart Information Services Corp.	401	15,170

		698,909

Interactive Media & Services — 0.5%
Cars.com, Inc.*	6,000	114,000
TripAdvisor, Inc.*	4,549	200,838
Yelp, Inc.*	8,289	290,530

		605,368

Internet & Direct Marketing Retail — 0.4%
Booking Holdings, Inc.*	150	282,991
eBay, Inc.	7,189	296,115

		579,106

IT Services — 4.1%
Accenture plc, Class A	1,071	206,253
Akamai Technologies, Inc.*	2,475	218,122
Automatic Data Processing, Inc.	1,397	232,628
Broadridge Financial Solutions, Inc.	1,773	225,384
CACI International, Inc., Class A*	984	211,708
Cardtronics plc, Class A*	7,971	227,014
CSG Systems International, Inc.	4,288	219,717
Euronet Worldwide, Inc.*	1,260	196,447
EVERTEC, Inc. (Puerto Rico)	6,324	202,494
Fidelity National Information Services, Inc.	15,311	2,040,254
ManTech International Corp., Class A	3,088	212,393
Mastercard, Inc., Class A	754	205,292
MAXIMUS, Inc.	2,820	207,298
Perficient, Inc.*	5,908	201,876
Total System Services, Inc.	2,523	342,422
Visa, Inc., Class A	1,158	206,124

		5,355,426

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,982	206,981
Charles River Laboratories International, Inc.*	1,534	206,384
ICON plc (Ireland)*	1,377	215,046
Medpace Holdings, Inc.*	3,325	261,877

		890,288

Machinery — 2.2%
AGCO Corp.	3,058	235,466
Allison Transmission Holdings, Inc.	10,698	491,573
Cummins, Inc.	1,254	205,656
Ingersoll-Rand plc	4,094	506,264
ITT, Inc.	3,296	205,736
Meritor, Inc.*	9,872	244,134
Oshkosh Corp.	2,851	238,258
Snap-on, Inc.	1,390	212,128
Trinity Industries, Inc.	14,616	286,474
Watts Water Technologies, Inc., Class A	2,278	211,467

		2,837,156

Media — 2.9%
AMC Networks, Inc., Class A*	3,761	200,762
Comcast Corp., Class A	4,796	207,043
Gray Television, Inc.*	12,565	223,029
Nexstar Media Group, Inc., Class A	2,263	230,306
Omnicom Group, Inc.	2,544	204,080
Sinclair Broadcast Group, Inc., Class A	3,997	200,849
TEGNA, Inc.	13,624	206,949
Tribune Media Co., Class A	49,273	2,289,716

		3,762,734

Metals & Mining — 0.5%
Sandstorm Gold Ltd. (Canada)*	18,700	115,051
Schnitzer Steel Industries, Inc., Class A	6,653	177,169
Steel Dynamics, Inc.	5,393	169,934
Warrior Met Coal, Inc.	6,631	164,051

		626,205

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Multiline Retail — 0.5%
Kohl’s Corp.	3,417	184,040
Nordstrom, Inc.	7,647	253,192
Target Corp.	2,362	204,077

		641,309

Multi-Utilities — 1.4%
Innogy SE (Germany)	37,559	1,577,878
NorthWestern Corp.	2,849	199,202

		1,777,080

Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	31,185	2,297,087
Arch Coal, Inc., Class A	2,551	227,447
Cabot Oil & Gas Corp.	9,657	185,028
ConocoPhillips	3,854	227,694
CONSOL Energy, Inc.*	7,509	161,369
CVR Energy, Inc.	3,889	206,389
Delek US Holdings, Inc.	7,637	329,002
Devon Energy Corp.	10,469	282,663
HollyFrontier Corp.	4,364	217,196
Peabody Energy Corp.	12,411	261,376
Phillips 66	2,059	211,171
Renewable Energy Group, Inc.*	12,156	165,200
Southwestern Energy Co.*	23,129	50,884

		4,822,506

Paper & Forest Products — 0.6%
Domtar Corp.	4,272	181,346
Louisiana-Pacific Corp.	7,244	189,358
Schweitzer-Mauduit International, Inc.	5,637	194,082
Verso Corp., Class A*	10,043	162,496

		727,282

Personal Products — 0.1%
Medifast, Inc.	1,687	188,354

Pharmaceuticals — 1.4%
Eli Lilly & Co.	2,712	295,473
Horizon Therapeutics plc*	8,542	212,610
Jazz Pharmaceuticals plc*	1,508	210,185
Johnson & Johnson	1,574	204,966
Mallinckrodt plc*	30,100	204,981
Merck & Co., Inc.	2,858	237,186
Pfizer, Inc.	4,855	188,568
Taro Pharmaceutical Industries Ltd.	2,442	197,240

		1,751,209

Professional Services — 0.8%
FTI Consulting, Inc.*	2,479	258,932
Korn Ferry	5,494	215,804
Navigant Consulting, Inc.	8,854	215,683
Nielsen Holdings plc	6,100	141,276
Robert Half International, Inc.	3,750	226,538

		1,058,233

Road & Rail — 0.7%
ArcBest Corp.	7,998	239,380
CSX Corp.	2,589	182,266
Genesee & Wyoming, Inc., Class A*	4,500	494,145

		915,791

Semiconductors & Semiconductor Equipment — 3.1%
Cabot Microelectronics Corp.	2,029	246,828
Diodes, Inc.*	5,610	238,986
Intel Corp.	4,388	221,813
KLA Corp.	1,653	225,337
Kulicke & Soffa Industries, Inc. (Singapore)	9,347	211,523
Lam Research Corp.	1,082	225,716
Mellanox Technologies Ltd.*	6,178	695,766
MKS Instruments, Inc.	2,561	218,018
ON Semiconductor Corp.*	11,413	245,494
Qorvo, Inc.*	3,367	246,767
Teradyne, Inc.	4,602	256,469
Versum Materials, Inc.	15,061	782,871
Xperi Corp.	10,351	220,994

		4,036,582

Software — 2.1%
CDK Global, Inc.	5,659	293,532
Check Point Software Technologies Ltd. (Israel)*	1,911	213,937
Citrix Systems, Inc.	2,063	194,417
Intuit, Inc.	739	204,932
LogMeIn, Inc.	2,739	208,082
Microsoft Corp.	1,523	207,539
Nuance Communications, Inc.*	38,148	634,783
Oracle Corp.	3,578	201,441
Progress Software Corp.	5,617	243,160
TiVo Corp.	33,200	251,656

		2,653,479

Specialty Retail — 3.3%
Aaron’s, Inc.	3,286	207,182
Abercrombie & Fitch Co., Class A	11,204	212,092
American Eagle Outfitters, Inc.	9,807	173,486
Best Buy Co., Inc.	2,795	213,901
Designer Brands, Inc., Class A	15,607	286,857
Dick’s Sporting Goods, Inc.	13,649	507,333
Foot Locker, Inc.	4,264	175,080
Gap, Inc. (The)	21,772	424,554
Genesco, Inc.*	12,016	473,190
Guess?, Inc.	18,332	308,894
Office Depot, Inc.	85,946	175,330
Rent-A-Center, Inc.*	7,839	211,888
Signet Jewelers Ltd.	9,354	169,682
Urban Outfitters, Inc.*	12,776	304,196
Williams-Sonoma, Inc.	2,983	198,906
Zumiez, Inc.*	6,767	167,619

		4,210,190

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	1,020	217,301
NetApp, Inc.	3,366	196,877
Xerox Corp.	6,194	198,828

		613,006

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,870	173,947
Columbia Sportswear Co.	2,000	211,960
Crocs, Inc.*	7,336	167,628
Deckers Outdoor Corp.*	969	151,435
Ralph Lauren Corp.	1,566	163,224

		868,194

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.*	16,173	207,823
Radian Group, Inc.	8,948	204,014

		411,837

Trading Companies & Distributors — 0.3%
MRC Global, Inc.*	16,992	265,755
WESCO International, Inc.*	2,500	126,850

		392,605

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	5,413	213,056

TOTAL COMMON STOCKS (Cost $70,952,393)		73,866,051

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 35.0%
INVESTMENT COMPANIES — 35.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	30,230,995	30,240,064
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	14,924,702	14,924,702

TOTAL INVESTMENT COMPANIES (Cost $45,161,915)		45,164,766

Total Investments — 92.3% (Cost $116,114,308)		119,030,817
Other Assets Less Liabilities — 7.7%		9,891,648

Net Assets — 100.0%		128,922,465

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	13	08/2019	EUR	791,671	(12,994)
Hang Seng Index	2	08/2019	HKD	352,026	(10,290)
IBEX 35 Index	2	08/2019	EUR	198,377	(8,771)
LME Aluminum Base Metal	7	08/2019	USD	311,894	(6,734)
LME Zinc Base Metal	24	08/2019	USD	1,467,300	(23,520)
Australia 10 Year Bond	224	09/2019	AUD	22,245,412	532,993
Australia 3 Year Bond	122	09/2019	AUD	9,631,829	66,378
Canada 10 Year Bond	28	09/2019	CAD	3,025,943	48,945
Cocoa	71	09/2019	USD	1,664,950	(97,504)
DAX Index	2	09/2019	EUR	669,830	(18,060)
EURO STOXX 50 Index	24	09/2019	EUR	915,936	(2,848)
Euro-Bobl	58	09/2019	EUR	8,667,810	79,876
Euro-Bund	20	09/2019	EUR	3,876,050	104,647
Euro-Buxl	7	09/2019	EUR	1,619,386	113,735
Euro-Schatz	287	09/2019	EUR	35,686,663	70,124
Feeder Cattle	11	09/2019	USD	783,475	22,368
FTSE 100 Index	7	09/2019	GBP	639,761	10,510
FTSE/MIB Index	6	09/2019	EUR	708,563	(5,853)
Japan 10 Year Bond	9	09/2019	JPY	12,727,732	26,730
LME Aluminum Base Metal	5	09/2019	USD	223,781	(2,965)
LME Nickel Base Metal	4	09/2019	USD	348,168	(9,948)
LME Zinc Base Metal	24	09/2019	USD	1,470,300	(15,426)
Long Gilt	19	09/2019	GBP	3,069,157	100,217
S&P 500 E-Mini Index	7	09/2019	USD	1,044,225	21,261
SPI 200 Index	14	09/2019	AUD	1,611,766	54,568
U.S. Treasury 2 Year Note	60	09/2019	USD	12,866,719	52,846
U.S. Treasury 5 Year Note	47	09/2019	USD	5,528,375	67,831
U.S. Treasury 10 Year Note	55	09/2019	USD	7,014,219	152,418
U.S. Treasury Long Bond	14	09/2019	USD	2,178,750	91,515
WTI Crude Oil	11	09/2019	USD	639,100	(14,879)
100 oz Gold	10	10/2019	USD	1,418,700	20,473
Feeder Cattle	17	10/2019	USD	1,211,675	32,775
Lean Hogs	18	10/2019	USD	511,200	(12,833)
Live Cattle	60	10/2019	USD	2,583,600	51,263
Soybean	18	11/2019	USD	793,350	(16,928)
100 oz Gold	8	12/2019	USD	1,139,680	(5,471)
Corn	14	12/2019	USD	287,000	(23,379)

					1,433,070

Short Contracts
Feeder Cattle	(14)	08/2019	USD	(990,675)	131,034
Lean Hogs	(26)	08/2019	USD	(824,980)	14,753
LME Aluminum Base Metal	(61)	08/2019	USD	(2,717,931)	548
LME Zinc Base Metal	(3)	08/2019	USD	(183,412)	1,478
Natural Gas	(25)	08/2019	USD	(559,750)	2,634
WTI Crude Oil	(15)	08/2019	USD	(870,450)	16,270
Canada 10 Year Bond	(46)	09/2019	CAD	(4,971,193)	(38,712)
Coffee ‘C’	(15)	09/2019	USD	(560,531)	24,292
Copper	(7)	09/2019	USD	(465,763)	6,781
Corn	(2)	09/2019	USD	(40,025)	(2,081)
Euro-Bund	(22)	09/2019	EUR	(4,263,655)	(115,410)
Japan 10 Year Bond	(9)	09/2019	JPY	(12,727,732)	(25,278)
LME Aluminum Base Metal	(25)	09/2019	USD	(1,118,906)	4,143
LME Nickel Base Metal	(7)	09/2019	USD	(609,294)	(105,981)
LME Zinc Base Metal	(5)	09/2019	USD	(306,312)	(1,009)
Long Gilt	(5)	09/2019	GBP	(807,673)	(18,919)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Natural Gas	(23)	09/2019	USD	(519,110)	(5,021)
Russell 2000 E-Mini Index	(58)	09/2019	USD	(4,570,400)	(19,113)
S&P 500 E-Mini Index	(89)	09/2019	USD	(13,276,575)	(385,223)
Silver	(2)	09/2019	USD	(162,650)	(7,785)
Soybean	(25)	09/2019	USD	(1,086,250)	34,814
Sugar No. 11	(20)	09/2019	USD	(273,504)	12,629
TOPIX Index	(5)	09/2019	JPY	(716,518)	(1,497)
Live Cattle	(4)	10/2019	USD	(172,240)	1,508
Soybean	(14)	11/2019	USD	(617,050)	40,909
Coffee ‘C’	(8)	12/2019	USD	(309,900)	20,226
Corn	(18)	12/2019	USD	(369,000)	36,797
Cotton No. 2	(96)	12/2019	USD	(3,064,320)	150,136
Wheat	(16)	12/2019	USD	(394,600)	23,190
Sugar No. 11	(46)	02/2020	USD	(680,064)	7,522
Sugar No. 11	(30)	04/2020	USD	(447,888)	8,836

					(187,529)

					1,245,541

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,004,225	AUD	4,276,240	Merrill Lynch International	8/12/2019	78,764
USD	3,434,383	EUR	3,041,051	Citibank, NA	8/12/2019	65,194
USD	539,780	SEK	5,042,221	TD Bank Financial Group	8/12/2019	17,476
USD	89,420	JPY	9,634,945	Merrill Lynch International	8/13/2019	783
USD	348,930	JPY	37,593,739	Royal Bank of Canada	8/13/2019	3,087
EUR	428,889	NZD	716,362	Barclays Bank plc	8/21/2019	4,973
IDR	20,814,170,328	USD	1,467,409	Merrill Lynch International**	8/21/2019	7,566
ILS	492,795	USD	139,736	Merrill Lynch International	8/21/2019	770
JPY	36,558,553	CAD	443,772	Merrill Lynch International	8/21/2019	155
JPY	17,972,600	NZD	249,964	State Street Corp.	8/21/2019	1,247
RUB	93,231,288	USD	1,457,739	Goldman Sachs International**	8/21/2019	2,620
THB	4,648,852	USD	150,457	Barclays Bank plc	8/21/2019	771
USD	1,523,480	AUD	2,167,884	BNP Paribas	8/21/2019	39,866
USD	150,933	CAD	197,028	BNP Paribas	8/21/2019	1,586
USD	154,929	CAD	203,757	State Street Corp.	8/21/2019	482

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,850,201	EUR	6,061,125	Barclays Bank plc	8/21/2019	129,835
USD	4,943,289	GBP	3,929,161	State Street Corp.	8/21/2019	160,390
USD	1,468,545	HUF	420,941,880	Citibank, NA	8/21/2019	38,093
USD	145,963	IDR	2,041,578,582	Standard Chartered Bank**	8/21/2019	1,288
USD	158,887	INR	10,972,748	Standard Chartered Bank**	8/21/2019	196
USD	3,875,772	JPY	417,377,981	TD Bank Financial Group	8/21/2019	33,681
USD	163,959	MXN	3,136,484	State Street Corp.	8/21/2019	837
USD	4,012,839	NOK	34,284,393	Citibank, NA	8/21/2019	139,554
USD	303,791	NZD	450,401	Barclays Bank plc	8/21/2019	7,931
USD	136,241	NZD	200,659	State Street Corp.	8/21/2019	4,432
USD	1,468,707	PLN	5,530,864	Citibank, NA	8/21/2019	41,042
USD	138,252	RUB	8,753,060	Goldman Sachs International**	8/21/2019	1,146
USD	165,681	SEK	1,560,001	Barclays Bank plc	8/21/2019	3,968
USD	10,996,704	SEK	102,663,466	Citibank, NA	8/21/2019	354,401
USD	1,474,323	THB	45,169,142	Australia & New Zealand Banking Group Ltd.	8/21/2019	4,971
USD	1,470,490	TWD	45,694,005	Standard Chartered Bank**	8/21/2019	2,323
USD	144,466	ZAR	2,008,279	Barclays Bank plc	8/21/2019	4,815

Total unrealized appreciation						1,154,243

AUD	862,200	USD	606,598	Standard Chartered Bank	8/12/2019	(16,749)
EUR	520,000	USD	582,076	BNP Paribas	8/12/2019	(5,967)
EUR	427,029	USD	482,505	Citibank, NA	8/12/2019	(9,398)
JPY	24,508,544	USD	226,075	Citibank, NA	8/13/2019	(609)
AUD	193,128	CAD	178,284	Royal Bank of Canada	8/21/2019	(2,969)
CAD	14,022,448	USD	10,740,894	Citibank, NA	8/21/2019	(111,952)
CHF	1,277,426	USD	1,298,623	State Street Corp.	8/21/2019	(11,906)
EUR	167,601	CAD	246,184	HSBC Bank, NA	8/21/2019	(777)
GBP	253,785	CAD	413,911	Royal Bank of Canada	8/21/2019	(4,814)
GBP	109,279	CHF	134,754	Barclays Bank plc	8/21/2019	(2,711)
HUF	42,182,905	USD	143,553	HSBC Bank, NA	8/21/2019	(207)
INR	101,509,108	USD	1,476,346	Merrill Lynch International**	8/21/2019	(8,292)
MXN	28,101,375	USD	1,467,243	Barclays Bank plc	8/21/2019	(5,749)
NOK	2,575,210	USD	299,877	Citibank, NA	8/21/2019	(8,942)
NOK	1,122,474	USD	128,994	Goldman Sachs International	8/21/2019	(2,183)
NZD	13,979,587	USD	9,330,681	HSBC Bank, NA	8/21/2019	(147,771)
PLN	527,526	USD	137,729	BNP Paribas	8/21/2019	(1,560)
SEK	9,903,768	USD	1,056,151	Barclays Bank plc	8/21/2019	(29,506)
SEK	1,765,324	USD	188,846	BNP Paribas	8/21/2019	(5,849)
TWD	4,959,311	USD	159,777	Goldman Sachs International**	8/21/2019	(432)
USD	1,479,751	ILS	5,260,777	Merrill Lynch International	8/21/2019	(20,201)
ZAR	20,748,875	USD	1,461,683	Merrill Lynch International	8/21/2019	(18,846)
EUR	216,836	USD	242,106	Barclays Bank plc	9/11/2019	(1,264)

Total unrealized depreciation						(418,654)

Net unrealized appreciation						735,589

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$2,545,994	$3,683	$(16,069)	$(12,386)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	2,371	17,110	1,207	0.0	(a)

Airlines
Wizz Air Holdings plc*(b)	4,198	179,681	(4,623)	(0.0	)(a)

Capital Markets
3i Group plc	14,877	200,468	(960)	(0.0	)(a)

Distributors
Inchcape plc	19,544	148,062	6,067	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	33,288	168,955	5,134	0.0	(a)

Food Products
Greencore Group plc	73,988	192,370	(9,071)	(0.0	)(a)
Tate & Lyle plc	2,295	21,019	(88)	(0.0	)(a)

	76,283	213,389	(9,159)	(0.0	)(a)

Hotels, Restaurants & Leisure
Greggs plc	6,802	184,349	(18,264)	(0.0	)(a)

Household Durables
Barratt Developments plc	26,364	205,830	3,633	0.0	(a)
Bellway plc	4,691	169,090	6,780	0.0	(a)
Berkeley Group Holdings plc	1,899	89,315	944	0.0	(a)
Bovis Homes Group plc	15,833	202,251	(1,093)	(0.0	)(a)
Redrow plc*	9,088	61,843	1,120	0.0	(a)
Taylor Wimpey plc	11,977	23,467	(518)	(0.0	)(a)

	69,852	751,796	10,866	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Independent Power and Renewable Electricity Producers
Drax Group plc	56,022	205,275	18,157	0.0	(a)

Media
Pearson plc	18,845	199,557	(1,496)	(0.0	)(a)

Metals & Mining
Anglo American plc	6,893	168,909	(14,327)	(0.0	)(a)
BHP Group plc	7,599	181,187	(3,448)	(0.0	)(a)
Rio Tinto plc	2,595	146,543	(4,439)	(0.0	)(a)

	17,087	496,639	(22,214)	(0.0	)(a)

Multi-Utilities
Centrica plc	69,689	64,155	(11,934)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	584	18,446	475	0.0	(a)
Tullow Oil plc	68,155	159,695	(4,469)	(0.0	)(a)

	68,739	178,141	(3,994)	(0.0	)(a)

Personal Products
Unilever plc	3,706	222,961	(5,471)	(0.0	)(a)

Software
Avast plc(b)	49,303	201,347	(647)	(0.0	)(a)
AVEVA Group plc	4,220	203,870	1,231	0.0	(a)
Micro Focus International plc*	8,615	181,467	6,388	0.0	(a)
Sage Group plc (The)	23,497	204,903	(23,803)	(0.0	)(a)

	85,635	791,587	(16,831)	(0.0	)(a)

Tobacco
Imperial Brands plc	8,200	208,116	(5,507)	(0.0	)(a)

Trading Companies & Distributors
Travis Perkins plc	11,746	194,457	13,101	0.0	(a)

Wireless Telecommunication Services
Vodafone Group plc	148,711	270,652	41,928	0.0	(a)

Total Long Positions of Total Return Basket Swaps	715,595	4,695,350	(3,993)	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
BAE Systems plc	(18,828)	(125,088)	(6,769)	(0.0	)(a)

Capital Markets
Schroders plc	(3,286)	(118,538)	23	0.0	(a)
St James’s Place plc	(8,818)	(105,224)	14,110	0.0	(a)
Standard Life Aberdeen plc	(32,350)	(117,335)	840	0.0	(a)

	(44,454)	(341,097)	14,973	0.0	(a)

Chemicals
Johnson Matthey plc	(2,526)	(98,494)	(5,048)	(0.0	)(a)

Containers & Packaging
DS Smith plc	(21,493)	(92,702)	2,217	0.0	(a)

Electrical Equipment
Melrose Industries plc	(21,668)	(48,903)	(621)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(1,100)	(32,850)	(2,720)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	(30,029)	(90,241)	3,373	0.0	(a)
GVC Holdings plc	(12,360)	(88,546)	3,242	0.0	(a)
TUI AG	(9,270)	(92,046)	(6,071)	(0.0	)(a)

	(51,659)	(270,833)	544	0.0	(a)

Industrial Conglomerates
DCC plc	(1,330)	(112,157)	(915)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Beazley plc	(17,829)	(124,517)	(4,797)	(0.0	)(a)
RSA Insurance Group plc	(17,061)	(116,038)	3,375	0.0	(a)

	(34,890)	(240,555)	(1,422)	(0.0	)(a)

Machinery
IMI plc	(9,800)	(124,084)	(6,955)	(0.0	)(a)
Weir Group plc (The)	(6,701)	(121,146)	(4,994)	(0.0	)(a)

	(16,501)	(245,230)	(11,949)	(0.0	)(a)

Media
ITV plc	(87,181)	(117,097)	(1,223)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(9,296)	(67,095)	24,931	0.0	(a)

Multiline Retail
B&M European Value Retail SA	(21,671)	(97,272)	(3,232)	(0.0	)(a)

Paper & Forest Products
Mondi plc	(4,383)	(95,487)	(734)	(0.0	)(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(3,379)	(120,688)	(2,197)	(0.0	)(a)

Professional Services
Capita plc	(18,074)	(25,491)	74	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(7,618)	(18,317)	1,767	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(366,051)	(2,149,356)	7,676	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	349,544	2,545,994	3,683	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019	$(10,712,618)	$(64,472)	$(1,101)	$(65,573)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(2,301)	(124,047)	(2,255)	(0.0	)(a)

Air Freight & Logistics
FedEx Corp.	(804)	(137,106)	(4,141)	(0.0	)(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(2,086)	(103,215)	(9,867)	(0.0	)(a)
Veoneer, Inc.*	(899)	(16,317)	(2,400)	(0.0	)(a)

	(2,985)	(119,532)	(12,267)	(0.0	)(a)

Beverages
National Beverage Corp.	(2,937)	(127,848)	(5,331)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Capital Markets
Charles Schwab Corp. (The)	(2,962)	(128,018)	(5,154)	(0.0	)(a)
Northern Trust Corp.	(1,358)	(133,084)	(9,302)	(0.0	)(a)

	(4,320)	(261,102)	(14,456)	(0.0	)(a)

Chemicals
Dow, Inc.	(1,892)	(91,649)	6,263	0.0	(a)
DuPont de Nemours, Inc.	(214)	(15,442)	(124)	(0.0	)(a)
Orion Engineered Carbons SA	(5,250)	(102,270)	(6,353)	(0.0	)(a)
Sensient Technologies Corp.	(1,523)	(103,823)	3,975	0.0	(a)

	(8,879)	(313,184)	3,761	0.0	(a)

Commercial Services & Supplies
Stericycle, Inc.*	(2,744)	(126,114)	(4,363)	(0.0	)(a)

Communications Equipment
Infinera Corp.*	(27,781)	(107,235)	(11,390)	(0.0	)(a)
NETGEAR, Inc.*	(4,459)	(150,937)	(32,328)	(0.1)
ViaSat, Inc.*	(1,482)	(120,916)	2,342	0.0	(a)

	(33,722)	(379,088)	(41,376)	(0.1)

Construction & Engineering
Dycom Industries, Inc.*	(2,489)	(137,293)	(4,754)	(0.0	)(a)

Consumer Finance
LendingClub Corp.*	(8,158)	(120,575)	7,342	0.0	(a)
PRA Group, Inc.*	(4,506)	(140,272)	(11,040)	(0.0	)(a)

	(12,664)	(260,847)	(3,698)	(0.0	)(a)

Containers & Packaging
AptarGroup, Inc.	(790)	(95,606)	2,639	0.0	(a)
Crown Holdings, Inc.*	(1,644)	(105,232)	(7,283)	(0.0	)(a)

	(2,434)	(200,838)	(4,644)	(0.0	)(a)

Electric Utilities
Alliant Energy Corp.	(2,742)	(135,839)	3,592	0.0	(a)

Electrical Equipment
GrafTech International Ltd.	(12,589)	(144,144)	(9,945)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Flex Ltd.*	(13,404)	(149,455)	(17,425)	(0.0	)(a)
Itron, Inc.*	(2,336)	(144,832)	(5,887)	(0.0	)(a)
Rogers Corp.*	(761)	(120,740)	2,245	0.0	(a)

	(16,501)	(415,027)	(21,067)	(0.0	)(a)

Energy Equipment & Services
Core Laboratories NV	(2,283)	(114,538)	7,054	0.0	(a)
McDermott International, Inc.*	(11,691)	(75,056)	44,309	0.0	(a)
Oceaneering International, Inc.*	(5,700)	(88,065)	15,105	0.0	(a)
Oil States International, Inc.*	(5,556)	(82,896)	(7,334)	(0.0	)(a)

	(25,230)	(360,555)	59,134	0.0	(a)

Entertainment
Netflix, Inc.*	(337)	(108,848)	748	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(1,128)	(36,107)	(1,083)	(0.0	)(a)

Gas Utilities
Northwest Natural Holding Co.	(1,894)	(135,269)	625	0.0	(a)

Health Care Equipment & Supplies
Insulet Corp.*	(1,007)	(123,801)	(624)	(0.0	)(a)
Nevro Corp.*	(2,200)	(147,092)	(7,920)	(0.0	)(a)
Wright Medical Group NV*	(3,097)	(89,379)	(6,101)	(0.0	)(a)

	(6,304)	(360,272)	(14,645)	(0.0	)(a)

Health Care Providers & Services
Guardant Health, Inc.*	(1,322)	(124,255)	(423)	(0.0	)(a)
R1 RCM, Inc.*	(9,375)	(117,937)	4,687	0.0	(a)

	(10,697)	(242,192)	4,264	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Technology
Evolent Health, Inc.*	(4,224)	(28,808)	802	0.0	(a)
Tabula Rasa HealthCare, Inc.*	(2,181)	(131,449)	(6,401)	(0.0	)(a)
Teladoc Health, Inc.*	(540)	(36,849)	157	0.0	(a)

	(6,945)	(197,106)	(5,442)	(0.0	)(a)

Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc.*	(3,013)	(98,525)	(1,748)	(0.0	)(a)
MGM Resorts International	(4,229)	(126,955)	(5,329)	(0.0	)(a)
PlayAGS, Inc.*	(5,039)	(94,532)	6,652	0.0	(a)
Red Rock Resorts, Inc.	(4,454)	(92,821)	7,616	0.0	(a)
Scientific Games Corp.*	(6,495)	(132,823)	(12,860)	(0.0	)(a)
Shake Shack, Inc.*	(1,299)	(96,983)	(948)	(0.0	)(a)
Wynn Resorts Ltd.	(898)	(116,803)	4,508	0.0	(a)

	(25,427)	(759,442)	(2,109)	(0.0	)(a)

Household Durables
iRobot Corp.*	(1,262)	(92,252)	23,385	0.0	(a)

Interactive Media & Services
Snap, Inc.*	(8,175)	(137,340)	(18,394)	(0.0	)(a)
Zillow Group, Inc.*	(2,545)	(126,843)	(4,632)	(0.0	)(a)

	(10,720)	(264,183)	(23,026)	(0.0	)(a)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(4,576)	(91,978)	5,491	0.0	(a)
GrubHub, Inc.*	(634)	(42,877)	4,616	0.0	(a)
Wayfair, Inc.*	(803)	(105,322)	9,588	0.0	(a)

	(6,013)	(240,177)	19,695	0.0	(a)

Leisure Products
Polaris Industries, Inc.	(385)	(36,448)	(3,507)	(0.0	)(a)

Machinery
Alamo Group, Inc.	(1,248)	(122,167)	50	0.0	(a)
Welbilt, Inc.*	(7,282)	(119,570)	728	0.0	(a)

	(8,530)	(241,737)	778	0.0	(a)

Marine
Kirby Corp.*	(1,414)	(110,801)	(2,969)	(0.0	)(a)

Media
Liberty Broadband Corp.*	(1,139)	(113,342)	9,009	0.0	(a)

Metals & Mining
Alcoa Corp.*	(4,218)	(94,863)	3,881	0.0	(a)
Coeur Mining, Inc.*	(20,343)	(93,578)	9,154	0.0	(a)
Hecla Mining Co.	(24,767)	(45,819)	3,963	0.0	(a)
United States Steel Corp.	(6,536)	(98,236)	(2,288)	(0.0	)(a)

	(55,864)	(332,496)	14,710	0.0	(a)

Multi-Utilities
NiSource, Inc.	(4,693)	(139,335)	(469)	(0.0	)(a)
Sempra Energy	(872)	(118,095)	5,005	0.0	(a)

	(5,565)	(257,430)	4,536	0.0	(a)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(5,675)	(86,884)	(6,186)	(0.0	)(a)
Centennial Resource Development, Inc.*	(5,579)	(33,195)	837	0.0	(a)
Cheniere Energy, Inc.*	(1,592)	(103,719)	3,296	0.0	(a)
Extraction Oil & Gas, Inc.*	(28,623)	(106,191)	2,576	0.0	(a)
Oasis Petroleum, Inc.*	(22,634)	(110,228)	(9,733)	(0.0	)(a)
Parsley Energy, Inc.*	(5,242)	(86,965)	(944)	(0.0	)(a)
Penn Virginia Corp.*	(2,811)	(96,249)	(14,448)	(0.0	)(a)
Targa Resources Corp.	(2,563)	(99,726)	641	0.0	(a)

	(74,719)	(723,157)	(23,961)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,955)	(64,035)	5,762	0.0	(a)
Intersect ENT, Inc.*	(5,196)	(102,725)	5,716	0.0	(a)
MyoKardia, Inc.*	(2,450)	(133,353)	(2,156)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(2,061)	(44,126)	5,503	0.0	(a)

	(12,662)	(344,239)	14,825	0.0	(a)

Road & Rail
AMERCO	(312)	(120,744)	(2,505)	(0.0	)(a)
Avis Budget Group, Inc.*	(3,378)	(122,926)	(1,858)	(0.0	)(a)
JB Hunt Transport Services, Inc.	(1,220)	(124,891)	(3,831)	(0.0	)(a)

	(4,910)	(368,561)	(8,194)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(3,633)	(110,625)	9,264	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(6,947)	(136,300)	(14,380)	(0.0	)(a)
Marvell Technology Group Ltd.	(4,677)	(122,818)	608	0.0	(a)
NVIDIA Corp.	(823)	(138,857)	1,201	0.0	(a)

	(16,080)	(508,600)	(3,307)	(0.0	)(a)

Software
Appian Corp.*	(3,818)	(150,009)	(10,232)	(0.0	)(a)
Autodesk, Inc.*	(711)	(111,037)	11,525	0.0	(a)
Avalara, Inc.*	(1,431)	(116,598)	6,110	0.0	(a)
Benefitfocus, Inc.*	(381)	(9,521)	484	0.0	(a)
Box, Inc.*	(1,431)	(23,669)	630	0.0	(a)
HubSpot, Inc.*	(719)	(128,500)	2,380	0.0	(a)
Nutanix, Inc.*	(3,784)	(85,897)	8,855	0.0	(a)
PROS Holdings, Inc.*	(1,811)	(131,044)	(9,743)	(0.0	)(a)
Q2 Holdings, Inc.*	(1,512)	(120,763)	1,648	0.0	(a)
Varonis Systems, Inc.*	(1,926)	(138,498)	(6,703)	(0.0	)(a)
Zuora, Inc.*	(5,991)	(89,925)	2,876	0.0	(a)

	(23,515)	(1,105,461)	7,830	0.0	(a)

Specialty Retail
CarMax, Inc.*	(1,140)	(100,046)	(1,288)	(0.0	)(a)
Carvana Co.*	(2,004)	(127,374)	(7,856)	(0.0	)(a)
National Vision Holdings, Inc.*	(1,352)	(42,710)	622	0.0	(a)

	(4,496)	(270,130)	(8,522)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(13,638)	(123,015)	(3,410)	(0.0	)(a)
Pure Storage, Inc.*	(6,758)	(102,316)	3,244	0.0	(a)

	(20,396)	(225,331)	(166)	(0.0	)(a)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(1,830)	(135,182)	(9,351)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(1,188)	(136,359)	2,934	0.0	(a)
California Water Service Group	(2,340)	(124,932)	281	0.0	(a)

	(3,528)	(261,291)	3,215	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(439,101)	(10,712,618)	(64,472)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/18/2019 – 4/20/2020	$(1,377,858)	$26,524	$(2,225)	$24,299

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Trading Companies & Distributors
Toromont Industries Ltd.	4,297	215,534	11,324	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(74,284)	(127,765)	(8,462)	(0.0	)(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(2,999)	(47,446)	10,179	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(1,913)	(95,665)	1,144	0.0	(a)

Diversified Financial Services
Onex Corp.	(293)	(17,700)	108	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(1,685)	(122,628)	(1,842)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(6,055)	(92,720)	(2,681)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,847)	(96,492)	2,085	0.0	(a)
First Quantum Minerals Ltd.	(10,289)	(94,798)	2,778	0.0	(a)
Franco-Nevada Corp.	(1,114)	(96,814)	1,728	0.0	(a)
Kinross Gold Corp.*	(17,230)	(69,714)	3,659	0.0	(a)
Yamana Gold, Inc.	(11,474)	(33,906)	(1,135)	(0.0	)(a)

	(41,954)	(391,724)	9,115	0.0	(a)

Multiline Retail
Dollarama, Inc.	(3,195)	(118,378)	(824)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Inter Pipeline Ltd.	(7,095)	(119,397)	1,401	0.0	(a)
Keyera Corp.	(4,532)	(115,309)	3,917	0.0	(a)
Vermilion Energy, Inc.	(5,775)	(103,484)	11,556	0.0	(a)

	(17,402)	(338,190)	16,874	0.0	(a)

Software
BlackBerry Ltd.*	(16,070)	(117,256)	(5,759)	(0.0	)(a)
Kinaxis, Inc.*	(1,970)	(123,920)	(2,652)	(0.0	)(a)

	(18,040)	(241,176)	(8,411)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(167,820)	(1,593,392)	15,200	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(163,523)	(1,377,858)	26,524	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/29/2020 – 10/30/2020	$(594,917)	$(75,829)	$(14,745)	$(90,574)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Peugeot SA	3,716	87,709	(2,520)	(0.0	)(a)

Chemicals
Covestro AG(b)	1,071	48,303	(1,259)	(0.0	)(a)
Koninklijke DSM NV	1,313	162,665	(1,143)	(0.0	)(a)

	2,384	210,968	(2,402)	(0.0	)(a)

Commercial Services & Supplies
Edenred	4,472	224,412	3,425	0.0	(a)
Societe BIC SA	2,394	166,835	(13,911)	(0.0	)(a)
SPIE SA	10,854	201,185	10,831	0.0	(a)

	17,720	592,432	345	0.0	(a)

Construction & Engineering
Eiffage SA	2,011	198,712	(3,471)	(0.0	)(a)
Koninklijke BAM Groep NV	54,345	181,799	(260)	(0.0	)(a)

	56,356	380,511	(3,731)	(0.0	)(a)

Diversified Telecommunication Services
Koninklijke KPN NV	69,917	199,365	(5,096)	(0.0	)(a)
Telefonica SA	25,242	192,435	(11,179)	(0.0	)(a)

	95,159	391,800	(16,275)	(0.0	)(a)

Electric Utilities
Iberdrola SA	21,499	203,969	(1,074)	(0.0	)(a)

Energy Equipment & Services
SBM Offshore NV	9,528	188,532	(163)	(0.0	)(a)

Food & Staples Retailing
METRO AG	13,476	207,285	(27,581)	(0.1)

Food Products
Danone SA	2,445	212,199	7,232	0.0	(a)

Gas Utilities
Snam SpA	34,799	170,855	(10,491)	(0.0	)(a)

Insurance
AXA SA	7,822	197,023	(7,677)	(0.0	)(a)
Unipol Gruppo SpA	40,350	206,982	677	0.0	(a)

	48,172	404,005	(7,000)	(0.0	)(a)

Media
Eutelsat Communications SA	5,018	95,927	1,536	0.0	(a)
ProSiebenSat.1 Media SE	2,664	34,411	(2,068)	(0.0	)(a)

	7,682	130,338	(532)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	3,542	55,331	(743)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Paper & Forest Products
UPM-Kymmene OYJ	2,049	55,231	5,764	0.0	(a)

Pharmaceuticals
Ipsen SA	1,795	206,059	(19,596)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	5,057	226,364	21,682	0.0	(a)

Textiles, Apparel & Luxury Goods
adidas AG	662	211,008	4,437	0.0	(a)

Total Long Positions of Total Return Basket Swaps	326,041	3,934,596	(52,648)	(0.1)

Short Positions
Common Stocks
Air Freight & Logistics
PostNL NV	(66,780)	(114,313)	4,506	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(1,295)	(95,805)	(988)	(0.0	)(a)
Daimler AG (Registered)	(1,877)	(97,441)	(3,179)	(0.0	)(a)

	(3,172)	(193,246)	(4,167)	(0.0	)(a)

Banks
Bankia SA	(59,950)	(118,856)	16,956	0.0	(a)

Chemicals
BASF SE	(1,439)	(95,527)	727	0.0	(a)
K+S AG (Registered)	(1,568)	(25,306)	1,289	0.0	(a)
Umicore SA	(864)	(27,046)	(2,414)	(0.0	)(a)
Wacker Chemie AG	(1,357)	(100,262)	(3,158)	(0.0	)(a)

	(5,228)	(248,141)	(3,556)	(0.0	)(a)

Communications Equipment
Nokia OYJ	(23,722)	(127,854)	(8,389)	(0.0	)(a)

Construction & Engineering
Bouygues SA	(3,312)	(118,567)	1,558	0.0	(a)
Ferrovial SA	(5,013)	(130,407)	2,434	0.0	(a)

	(8,325)	(248,974)	3,992	0.0	(a)

Containers & Packaging
Huhtamaki OYJ	(2,398)	(91,092)	5,633	0.0	(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(1,408)	(132,739)	(439)	(0.0	)(a)
Wendel SA	(97)	(13,365)	(495)	(0.0	)(a)

	(1,505)	(146,104)	(934)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(508)	(18,999)	(669)	(0.0	)(a)
Iliad SA	(1,133)	(117,134)	(1,691)	(0.0	)(a)
Masmovil Ibercom SA*	(5,827)	(132,235)	3,275	0.0	(a)
United Internet AG (Registered)	(3,614)	(107,198)	(3,104)	(0.0	)(a)

	(11,082)	(375,566)	(2,189)	(0.0	)(a)

Electric Utilities
Fortum OYJ	(5,371)	(123,209)	(2,449)	(0.0	)(a)

Electrical Equipment
Prysmian SpA	(6,499)	(133,792)	817	0.0	(a)

Energy Equipment & Services
Tenaris SA	(7,672)	(96,122)	327	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(7,290)	(117,632)	2,032	0.0	(a)

Gas Utilities
Rubis SCA	(2,133)	(120,194)	235	0.0	(a)

Health Care Providers & Services
Orpea	(320)	(39,980)	(1,769)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
Accor SA	(2,146)	(95,738)	(2,619)	(0.0	)(a)
Autogrill SpA	(9,135)	(96,553)	(1,189)	(0.0	)(a)
Elior Group SA(b)	(7,512)	(98,240)	(5,061)	(0.0	)(a)
Flutter Entertainment plc	(1,109)	(87,876)	6,215	0.0	(a)

	(19,902)	(378,407)	(2,654)	(0.0	)(a)

Industrial Conglomerates
Rheinmetall AG	(1,058)	(120,054)	(3,121)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(591)	(28,389)	(1,896)	(0.0	)(a)
Zalando SE*(b)	(2,113)	(96,662)	(1,892)	(0.0	)(a)

	(2,704)	(125,051)	(3,788)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(289)	(123,623)	(3,059)	(0.0	)(a)

Machinery
ANDRITZ AG	(3,233)	(115,153)	(6,490)	(0.0	)(a)
Fincantieri SpA	(109,120)	(112,712)	8,758	0.0	(a)
GEA Group AG	(5,453)	(135,344)	(7,290)	(0.0	)(a)
Wartsila OYJ Abp	(7,686)	(96,565)	(3,624)	(0.0	)(a)

	(125,492)	(459,774)	(8,646)	(0.0	)(a)

Media
Altice Europe NV*	(33,840)	(125,981)	(6,626)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(3,205)	(91,756)	4,237	0.0	(a)
ArcelorMittal	(5,881)	(93,295)	2,395	0.0	(a)
thyssenkrupp AG	(8,270)	(105,835)	(2,953)	(0.0	)(a)

	(17,356)	(290,886)	3,679	0.0	(a)

Personal Products
Beiersdorf AG	(1,016)	(117,742)	2,210	0.0	(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	(6,572)	(121,728)	(2,665)	(0.0	)(a)
SOITEC*	(1,160)	(120,377)	(1,664)	(0.0	)(a)

	(7,732)	(242,105)	(4,329)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
S&T AG	(5,597)	(130,640)	(13,222)	(0.0	)(a)

Transportation Infrastructure
Aeroports de Paris	(55)	(9,455)	583	0.0	(a)
Getlink SE	(7,668)	(110,720)	4,747	0.0	(a)

	(7,723)	(120,175)	5,330	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(434,156)	(4,529,513)	(23,181)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(108,115)	(594,917)	(75,829)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	10/30/2020	$668,425	$(24,875)	$1,068	$(23,807)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Swisscom AG (Registered)	423	205,004	(922)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	2,611	211,000	2,776	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	344	79,105	1,596	0.0	(a)

Health Care Providers & Services
Galenica AG(b)	4,014	206,564	(2,503)	(0.0	)(a)

Insurance
Zurich Insurance Group AG	593	206,264	(1,718)	(0.0	)(a)

Machinery
OC Oerlikon Corp. AG (Registered)*	19,167	205,149	(625)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	92	24,674	(441)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	184	22,062	(106)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	27,428	1,159,822	(1,943)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Givaudan SA (Registered)	(40)	(106,384)	2,688	0.0	(a)
Sika AG (Registered)	(690)	(99,618)	6,970	0.0	(a)

	(730)	(206,002)	9,658	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	(6,277)	(118,492)	(2,041)	(0.0	)(a)

Marine
Kuehne + Nagel International AG (Registered)	(100)	(14,724)	(167)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(2,915)	(152,179)	(30,382)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(10,022)	(491,397)	(22,932)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	17,406	668,425	(24,875)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	11/18/2019	$497,574	$(37,991)	$2,688	$(35,303)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	14,050	54,696	638	0.0	(a)

Construction & Engineering
CIMIC Group Ltd.	7,825	195,324	(3,318)	(0.0	)(a)

Food & Staples Retailing
Metcash Ltd.	57,993	111,455	(1,584)	(0.0	)(a)

IT Services
Computershare Ltd.	5,218	56,210	(2,747)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	45,948	72,844	4,172	0.0	(a)
BHP Group Ltd.	6,565	180,739	(3,892)	(0.0	)(a)
Iluka Resources Ltd.	9,031	58,926	(7,285)	(0.0	)(a)
Rio Tinto Ltd.	2,545	170,330	(7,948)	(0.0	)(a)

	64,089	482,839	(14,953)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	128,637	185,430	22,767	0.0	(a)
Santos Ltd.	35,752	176,156	7,047	0.0	(a)
Whitehaven Coal Ltd.	55,185	138,304	1,487	0.0	(a)
Woodside Petroleum Ltd.	2,171	51,194	727	0.0	(a)

	221,745	551,084	32,028	0.0	(a)

Total Long Positions of Total Return Basket Swaps	370,920	1,451,608	10,064	0.0	(a)

Short Positions
Common Stocks
Beverages
Treasury Wine Estates Ltd.	(10,683)	(128,452)	(9,928)	(0.0	)(a)

Building Products
Reliance Worldwide Corp. Ltd.	(44,542)	(111,615)	(3,936)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(31,635)	(105,074)	(10,356)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(11,945)	(57,544)	(2,528)	(0.0	)(a)

Food Products
Costa Group Holdings Ltd.	(13,692)	(36,996)	2,836	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(92,578)	(2,477)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(21,060)	(59,441)	(569)	(0.0	)(a)

	(24,577)	(152,019)	(3,046)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
IT Services
NEXTDC Ltd.*	(26,423)	(123,408)	(4,853)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(20,004)	(96,867)	(6,039)	(0.0	)(a)

Software
Xero Ltd.*	(3,227)	(142,059)	(10,205)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(186,728)	(954,034)	(48,055)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	184,192	497,574	(37,991)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.75)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	11/19/2019	$(5,279,121)	$(173,034)	$(55,966)	$(229,000)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	27,079	(676)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	124,713	1,981	0.0	(a)
Shionogi & Co. Ltd.	2,700	149,485	(2,604)	(0.0	)(a)

	11,500	274,198	(623)	(0.0	)(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	124,683	787	0.0	(a)

Total Long Positions of Total Return Basket Swaps	17,300	425,960	(512)	0.0	(a)

Short Positions
Common Stocks
Auto Components
Toyo Tire Corp.	(6,900)	(90,137)	799	0.0	(a)

Automobiles
Nissan Motor Co. Ltd.	(13,600)	(88,399)	5,401	0.0	(a)

Banks
Bank of Kyoto Ltd. (The)	(3,200)	(124,192)	(4,215)	(0.0	)(a)

Building Products
TOTO Ltd.	(1,000)	(40,041)	(984)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Chemicals
Air Water, Inc.	(6,600)	(107,864)	(1,423)	(0.0	)(a)
JSR Corp.	(7,400)	(122,210)	(11,381)	(0.0	)(a)
Toray Industries, Inc.	(15,100)	(103,880)	(863)	(0.0	)(a)

	(29,100)	(333,954)	(13,667)	(0.0	)(a)

Construction & Engineering
JGC Corp.	(8,300)	(108,061)	(1,420)	(0.0	)(a)
Penta-Ocean Construction Co. Ltd.	(26,200)	(126,876)	(2,632)	(0.0	)(a)

	(34,500)	(234,937)	(4,052)	(0.0	)(a)

Consumer Finance
Aiful Corp.*	(60,900)	(124,130)	(3,237)	(0.0	)(a)

Electrical Equipment
Fujikura Ltd.	(29,300)	(107,181)	(2,206)	(0.0	)(a)
Nidec Corp.	(1,000)	(133,716)	(6,625)	(0.0	)(a)

	(30,300)	(240,897)	(8,831)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(2,900)	(132,795)	(11,798)	(0.1)
TDK Corp.	(1,800)	(138,199)	(6,902)	(0.0	)(a)
Yaskawa Electric Corp.	(4,300)	(142,295)	(6,636)	(0.0	)(a)

	(9,000)	(413,289)	(25,336)	(0.1)

Food & Staples Retailing
Aeon Co. Ltd.	(7,100)	(122,860)	(3,953)	(0.0	)(a)
Cosmos Pharmaceutical Corp.	(100)	(18,414)	(161)	(0.0	)(a)
Tsuruha Holdings, Inc.	(1,200)	(122,150)	(2,146)	(0.0	)(a)

	(8,400)	(263,424)	(6,260)	(0.0	)(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(2,000)	(124,143)	(452)	(0.0	)(a)
Yamazaki Baking Co. Ltd.	(8,000)	(121,482)	(995)	(0.0	)(a)

	(10,000)	(245,625)	(1,447)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(4,000)	(97,556)	(3,599)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(2,600)	(111,934)	(1,069)	(0.0	)(a)
Resorttrust, Inc.	(1,900)	(27,524)	227	0.0	(a)

	(8,500)	(237,014)	(4,441)	(0.0	)(a)

Household Durables
Panasonic Corp.	(6,100)	(51,436)	(1,379)	(0.0	)(a)
Sharp Corp.	(7,500)	(94,070)	(470)	(0.0	)(a)

	(13,600)	(145,506)	(1,849)	(0.0	)(a)

Industrial Conglomerates
Toshiba Corp.	(3,700)	(118,055)	(7,217)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(4,400)	(139,896)	(18,622)	(0.0	)(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(5,600)	(105,596)	(10,684)	(0.0	)(a)

IT Services
GMO internet, Inc.	(7,700)	(125,174)	(4,083)	(0.0	)(a)

Leisure Products
Sega Sammy Holdings, Inc.	(8,100)	(103,834)	(7,649)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
CKD Corp.	(9,600)	(105,317)	(10,072)	(0.0	)(a)
Daifuku Co. Ltd.	(800)	(43,754)	(1,410)	(0.0	)(a)
FANUC Corp.	(600)	(106,636)	(4,940)	(0.0	)(a)
IHI Corp.	(4,500)	(107,228)	810	0.0	(a)
Japan Steel Works Ltd. (The)	(6,400)	(111,435)	791	0.0	(a)
Komatsu Ltd.	(4,700)	(105,094)	(328)	(0.0	)(a)
Makita Corp.	(3,400)	(112,105)	856	0.0	(a)
MISUMI Group, Inc.	(2,300)	(51,615)	424	0.0	(a)
Nabtesco Corp.	(4,000)	(107,758)	(1,545)	(0.0	)(a)
NGK Insulators Ltd.	(2,400)	(35,695)	(2,175)	(0.0	)(a)

	(38,700)	(886,637)	(17,589)	(0.0	)(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(10,000)	(127,752)	(6,837)	(0.0	)(a)
Nippon Yusen KK	(7,400)	(123,288)	(3,206)	(0.0	)(a)

	(17,400)	(251,040)	(10,043)	(0.0	)(a)

Metals & Mining
Hitachi Metals Ltd.	(1,300)	(13,667)	84	0.0	(a)
JFE Holdings, Inc.	(7,700)	(101,802)	5,105	0.0	(a)
Kobe Steel Ltd.	(15,500)	(99,452)	(2,736)	(0.0	)(a)

	(24,500)	(214,921)	2,453	0.0	(a)

Multiline Retail
Marui Group Co. Ltd.	(4,500)	(97,222)	(2,138)	(0.0	)(a)
Pan Pacific International Holdings Corp.	(600)	(38,385)	(716)	(0.0	)(a)
Takashimaya Co. Ltd.	(2,800)	(32,118)	(648)	(0.0	)(a)

	(7,900)	(167,725)	(3,502)	(0.0	)(a)

Personal Products
Shiseido Co. Ltd.	(1,600)	(117,735)	359	0.0	(a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(3,500)	(120,456)	(1,121)	(0.0	)(a)

Professional Services
Outsourcing, Inc.	(10,300)	(122,608)	(1,396)	(0.0	)(a)

Road & Rail
Keio Corp.	(1,700)	(105,192)	1,849	0.0	(a)
Nippon Express Co. Ltd.	(2,300)	(129,629)	(12,116)	(0.0	)(a)
Tokyu Corp.	(6,600)	(115,572)	722	0.0	(a)

	(10,600)	(350,393)	(9,545)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(300)	(20,908)	(1,174)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(53,946)	(1,006)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(9,000)	(96,435)	(2,897)	(0.0	)(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(3,100)	(128,177)	(10,687)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(385,800)	(5,705,081)	(172,522)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(368,500)	(5,279,121)	(173,034)	(0.1)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	11/18/2019 – 4/20/2020	$(2,019,803)	$(29,503)	$(2,276)	$(31,779)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Right
Media
Media General, Inc. CVR*‡	1,329	—	(399)	(0.0	)(a)

Short Positions
Common Stocks
IT Services
Fidelity National Information Services, Inc.	(15,158)	(2,019,803)	(29,104)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	(13,829)	(2,019,803)	(29,503)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$3,049,894	$(18,988)	$(610)	$(19,598)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Cobham plc*	326,268	653,306	(11,003)	(0.0	)(a)

Capital Markets
Sole Realisation Co. plc*‡	153	—	—	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Hotels, Restaurants & Leisure
EI Group plc*	62,759	214,463	(3,104)	(0.0	)(a)
Merlin Entertainments plc(b)	186,573	1,020,618	(319)	(0.0	)(a)

	249,332	1,235,081	(3,423)	(0.0	)(a)

Pharmaceuticals
BTG plc*	76,780	781,058	468	0.0	(a)

Specialty Retail
BCA Marketplace plc*	129,548	380,449	(5,030)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	782,081	3,049,894	(18,988)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/31/2020	$1,297,008	$5,295	$10	$5,305

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Media
Axel Springer SE	18,791	1,297,008	5,295	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$183,934	$4,264	$3,163	$7,427

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	28,729	207,318	14,624	0.0	(a)

Distributors
Inchcape plc	8,118	61,501	2,520	0.0	(a)

Food Products
Tate & Lyle plc	20,178	184,802	(773)	(0.0	)(a)

Household Durables
Berkeley Group Holdings plc	2,410	113,349	1,199	0.0	(a)
Redrow plc*	15,341	104,394	1,890	0.0	(a)
Taylor Wimpey plc	69,209	135,604	(2,993)	(0.0	)(a)

	86,960	353,347	96	0.0	(a)

Metals & Mining
Rio Tinto plc	549	31,003	(939)	(0.0	)(a)

Multi-Utilities
Centrica plc	104,139	95,869	(17,833)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	4,962	156,725	4,039	0.0	(a)
Tullow Oil plc	21,492	50,358	(1,409)	(0.0	)(a)

	26,454	207,083	2,630	0.0	(a)

Total Long Positions of Total Return Basket Swaps	275,127	1,140,923	325	0.0	(a)

Short Positions
Common Stocks
Diversified Telecommunication Services
BT Group plc	(54,020)	(126,534)	(2,021)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(25,895)	(58,443)	(742)	(0.0	)(a)

Entertainment
Entertainment One Ltd.	(21,813)	(116,491)	3,339	0.0	(a)

Health Care Providers & Services
NMC Health plc	(3,440)	(102,729)	(8,508)	(0.0	)(a)

Insurance
Hiscox Ltd.	(5,673)	(116,775)	1,811	0.0	(a)

Multi-Utilities
National Grid plc	(11,767)	(120,603)	(1,599)	(0.0	)(a)

Professional Services
Capita plc	(67,583)	(95,315)	276	0.0	(a)

Real Estate Management & Development
Capital & Counties Properties plc	(42,546)	(102,300)	9,866	0.0	(a)

Water Utilities
Severn Trent plc	(4,817)	(117,799)	1,517	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(237,554)	(956,989)	3,939	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	37,573	183,934	4,264	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(13,113,038)	$(105,521)	$(7,190)	$(112,711)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(1,956)	(129,487)	802	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(4,505)	(111,048)	(4,415)	(0.0	)(a)
Mercury Systems, Inc.*	(1,643)	(133,938)	(16,348)	(0.0	)(a)

	(8,104)	(374,473)	(19,961)	(0.0	)(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(5,244)	(122,238)	3,461	0.0	(a)

Airlines
American Airlines Group, Inc.	(3,670)	(111,972)	11,854	0.0	(a)

Auto Components
Veoneer, Inc.*	(4,961)	(90,042)	(13,246)	(0.0	)(a)

Beverages
Brown-Forman Corp.	(2,189)	(119,979)	2,014	0.0	(a)
Coca-Cola Consolidated, Inc.	(462)	(135,611)	1,696	0.0	(a)
Constellation Brands, Inc.	(612)	(120,454)	3,537	0.0	(a)
MGP Ingredients, Inc.	(1,781)	(89,032)	32,307	0.0	(a)

	(5,044)	(465,076)	39,554	0.0	(a)

Capital Markets
Cboe Global Markets, Inc.	(1,069)	(116,852)	5,580	0.0	(a)
Interactive Brokers Group, Inc.	(2,852)	(146,194)	(3,594)	(0.0	)(a)
SEI Investments Co.	(2,182)	(130,025)	(7,266)	(0.0	)(a)
WisdomTree Investments, Inc.	(20,135)	(124,837)	2,618	0.0	(a)

	(26,238)	(517,908)	(2,662)	(0.0	)(a)

Chemicals
Albemarle Corp.	(1,344)	(98,058)	54	0.0	(a)
DuPont de Nemours, Inc.	(1,151)	(83,056)	(668)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(4,412)	(97,196)	353	0.0	(a)
International Flavors & Fragrances, Inc.	(764)	(110,009)	(680)	(0.0	)(a)
RPM International, Inc.	(1,564)	(106,086)	(8,852)	(0.0	)(a)

	(9,235)	(494,405)	(9,793)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Commercial Services & Supplies
Brink’s Co. (The)	(1,535)	(138,395)	(3,270)	(0.0	)(a)
US Ecology, Inc.	(1,749)	(111,289)	(4,260)	(0.0	)(a)

	(3,284)	(249,684)	(7,530)	(0.0	)(a)

Communications Equipment
Extreme Networks, Inc.*	(19,681)	(160,203)	(22,436)	(0.0	)(a)
Infinera Corp.*	(9,757)	(37,662)	(4,001)	(0.0	)(a)

	(29,438)	(197,865)	(26,437)	(0.0	)(a)

Construction & Engineering
Fluor Corp.	(3,409)	(110,826)	2,267	0.0	(a)
WillScot Corp.*	(8,455)	(134,604)	(7,779)	(0.0	)(a)

	(11,864)	(245,430)	(5,512)	(0.0	)(a)

Construction Materials
Martin Marietta Materials, Inc.	(427)	(105,789)	(9,488)	(0.0	)(a)
Summit Materials, Inc.*	(5,177)	(95,464)	362	0.0	(a)
Vulcan Materials Co.	(710)	(98,229)	(1,370)	(0.0	)(a)

	(6,314)	(299,482)	(10,496)	(0.0	)(a)

Consumer Finance
Green Dot Corp.*	(2,890)	(146,494)	(6,618)	(0.0	)(a)

Containers & Packaging
Graphic Packaging Holding Co.	(8,049)	(119,608)	(7,727)	(0.0	)(a)

Diversified Telecommunication Services
GCI Liberty, Inc.*	(1,903)	(113,666)	8,259	0.0	(a)
Iridium Communications, Inc.*	(5,096)	(129,642)	(7,950)	(0.0	)(a)

	(6,999)	(243,308)	309	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(5,750)	(228,275)	(14,087)	(0.0	)(a)
nLight, Inc.*	(6,259)	(102,898)	(9,013)	(0.0	)(a)

	(12,009)	(331,173)	(23,100)	(0.0	)(a)

Energy Equipment & Services
Diamond Offshore Drilling, Inc.*	(15,392)	(139,144)	(21,087)	(0.0	)(a)
Nabors Industries Ltd.	(52,016)	(153,967)	(35,057)	(0.1)
Oceaneering International, Inc.*	(1,948)	(30,097)	5,162	0.0	(a)
Oil States International, Inc.*	(2,699)	(40,269)	(3,562)	(0.0	)(a)
Valaris plc	(15,686)	(128,468)	(3,529)	(0.0	)(a)

	(87,741)	(491,945)	(58,073)	(0.1)

Entertainment
Spotify Technology SA*	(824)	(127,671)	(8,026)	(0.0	)(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(5,687)	(133,701)	(739)	(0.0	)(a)

Food & Staples Retailing
PriceSmart, Inc.	(1,978)	(120,658)	633	0.0	(a)

Food Products
Hain Celestial Group, Inc. (The)*	(5,641)	(122,805)	(4,230)	(0.0	)(a)
Kraft Heinz Co. (The)	(3,029)	(96,958)	(2,908)	(0.0	)(a)

	(8,670)	(219,763)	(7,138)	(0.0	)(a)

Gas Utilities
South Jersey Industries, Inc.	(3,992)	(135,928)	(2,275)	(0.0	)(a)
Southwest Gas Holdings, Inc.	(1,353)	(120,295)	1,353	0.0	(a)

	(5,345)	(256,223)	(922)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Equipment & Supplies
ABIOMED, Inc.*	(455)	(126,745)	(1,194)	(0.0	)(a)
Avanos Medical, Inc.*	(3,202)	(130,385)	(448)	(0.0	)(a)
Axogen, Inc.*	(6,444)	(115,863)	13,854	0.0	(a)
Heska Corp.*	(1,520)	(121,813)	988	0.0	(a)
iRhythm Technologies, Inc.*	(1,526)	(126,872)	(519)	(0.0	)(a)
Penumbra, Inc.*	(701)	(117,487)	6,491	0.0	(a)
ViewRay, Inc.*	(13,210)	(118,362)	3,435	0.0	(a)
Wright Medical Group NV*	(1,111)	(32,063)	(2,189)	(0.0	)(a)

	(28,169)	(889,590)	20,418	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(13,382)	(91,265)	2,543	0.0	(a)
Teladoc Health, Inc.*	(1,243)	(84,822)	360	0.0	(a)
Vocera Communications, Inc.*	(4,062)	(104,272)	14,948	0.0	(a)

	(18,687)	(280,359)	17,851	0.0	(a)

Household Durables
Cavco Industries, Inc.*	(609)	(108,006)	(10,737)	(0.0	)(a)
LGI Homes, Inc.*	(1,357)	(95,384)	2,117	0.0	(a)
Mohawk Industries, Inc.*	(636)	(79,303)	18,966	0.0	(a)
Roku, Inc.*	(1,116)	(115,316)	6,350	0.0	(a)
Sonos, Inc.*	(8,975)	(97,379)	718	0.0	(a)

	(12,693)	(495,388)	17,414	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(1,934)	(126,774)	(4,371)	(0.0	)(a)

Insurance
Markel Corp.*	(112)	(124,760)	(2,085)	(0.0	)(a)

Interactive Media & Services
Cargurus, Inc.*	(3,822)	(142,446)	(4,013)	(0.0	)(a)
TrueCar, Inc.*	(24,327)	(123,581)	2,919	0.0	(a)

	(28,149)	(266,027)	(1,094)	(0.0	)(a)

Internet & Direct Marketing Retail
GrubHub, Inc.*	(660)	(44,636)	4,805	0.0	(a)

IT Services
InterXion Holding NV*	(1,798)	(135,389)	575	0.0	(a)

Leisure Products
Polaris Industries, Inc.	(770)	(72,896)	(7,015)	(0.0	)(a)

Machinery
Deere & Co.	(748)	(123,906)	(1,802)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(8,694)	(123,629)	(4,521)	(0.0	)(a)
REV Group, Inc.	(8,845)	(128,872)	(7,607)	(0.0	)(a)
Wabtec Corp.	(1,727)	(134,153)	(14,058)	(0.0	)(a)

	(20,014)	(510,560)	(27,988)	(0.0	)(a)

Media
Altice USA, Inc.*	(4,731)	(122,107)	(520)	(0.0	)(a)

Metals & Mining
Century Aluminum Co.*	(13,910)	(100,013)	(417)	(0.0	)(a)
Constellium SE*	(9,639)	(115,765)	(18,314)	(0.0	)(a)
Hecla Mining Co.	(25,052)	(46,346)	4,008	0.0	(a)

	(48,601)	(262,124)	(14,723)	(0.0	)(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Oil, Gas & Consumable Fuels
California Resources Corp.*	(2,660)	(40,725)	359	0.0	(a)
Callon Petroleum Co.*	(21,516)	(105,859)	(2,582)	(0.0	)(a)
Centennial Resource Development, Inc.*	(14,637)	(87,090)	2,196	0.0	(a)
Concho Resources, Inc.	(1,339)	(130,793)	1,553	0.0	(a)
Golar LNG Ltd.	(6,900)	(116,886)	5,727	0.0	(a)
Matador Resources Co.*	(7,862)	(138,607)	(79)	(0.0	)(a)
Noble Energy, Inc.	(5,934)	(131,023)	(7,358)	(0.0	)(a)
Parsley Energy, Inc.*	(2,546)	(42,238)	(458)	(0.0	)(a)
SM Energy Co.	(12,029)	(119,929)	(7,458)	(0.0	)(a)
Targa Resources Corp.	(518)	(20,155)	130	0.0	(a)
WPX Energy, Inc.*	(10,395)	(108,524)	(4,782)	(0.0	)(a)

	(86,336)	(1,041,829)	(12,752)	(0.0	)(a)

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,468)	(53,482)	3,802	0.0	(a)
Intra-Cellular Therapies, Inc.*	(10,468)	(87,408)	35,905	0.0	(a)
Revance Therapeutics, Inc.*	(11,082)	(139,412)	3,214	0.0	(a)
Theravance Biopharma, Inc.*	(7,279)	(151,767)	(18,125)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(2,552)	(54,638)	6,814	0.0	(a)
Zogenix, Inc.*	(2,566)	(123,604)	(693)	(0.0	)(a)

	(36,415)	(610,311)	30,917	0.0	(a)

Professional Services
TransUnion	(1,623)	(134,368)	(11,458)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Road & Rail
Hertz Global Holdings, Inc.*	(8,704)	(135,086)	(3,917)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Brooks Automation, Inc.	(3,552)	(137,817)	4,085	0.0	(a)
Cree, Inc.*	(2,290)	(142,392)	(6,504)	(0.0	)(a)
First Solar, Inc.*	(1,883)	(121,435)	2,768	0.0	(a)
Silicon Laboratories, Inc.*	(1,195)	(134,091)	(11,221)	(0.0	)(a)

	(8,920)	(535,735)	(10,872)	(0.0	)(a)

Software
2U, Inc.*	(3,032)	(38,810)	83,289	0.0	(a)
8x8, Inc.*	(5,647)	(136,488)	1,864	0.0	(a)
Benefitfocus, Inc.*	(4,648)	(116,153)	5,903	0.0	(a)
Box, Inc.*	(6,311)	(104,384)	2,777	0.0	(a)
Cloudera, Inc.*	(24,434)	(146,115)	(10,507)	(0.0	)(a)
FireEye, Inc.*	(7,900)	(118,500)	3,634	0.0	(a)
ForeScout Technologies, Inc.*	(3,206)	(119,776)	2,950	0.0	(a)
Instructure, Inc.*	(2,907)	(115,379)	7,180	0.0	(a)
Nutanix, Inc.*	(1,668)	(37,864)	3,903	0.0	(a)
RingCentral, Inc.*	(1,092)	(155,042)	(20,224)	(0.0	)(a)
Yext, Inc.*	(6,234)	(129,730)	1,309	0.0	(a)
Zuora, Inc.*	(2,981)	(44,745)	1,431	0.0	(a)

	(70,060)	(1,262,986)	83,509	0.0	(a)

Specialty Retail
Floor & Decor Holdings, Inc.*	(2,437)	(95,409)	1,657	0.0	(a)
National Vision Holdings, Inc.*	(1,758)	(55,535)	809	0.0	(a)

	(4,195)	(150,944)	2,466	0.0	(a)

Tobacco
Vector Group Ltd.	(12,662)	(146,246)	(23,425)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(2,840)	(128,198)	(12,013)	(0.0	)(a)

Water Utilities
Aqua America, Inc.	(3,363)	(141,078)	—	0.0	(a)
SJW Group	(2,104)	(136,528)	926	0.0	(a)

	(5,467)	(277,606)	926	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(657,128)	(13,113,038)	(105,521)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$1,931,052	$(2,244)	$(1,726)	$(3,970)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Methanex Corp.	4,373	172,130	(10,826)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	8,036	212,682	8,011	0.0	(a)

Insurance
iA Financial Corp., Inc.	5,075	203,646	(1,690)	(0.0	)(a)
Power Financial Corp.	10,165	222,509	(4,867)	(0.0	)(a)

	15,240	426,155	(6,557)	(0.0	)(a)

IT Services
CGI, Inc.*	2,631	202,498	(4,046)	(0.0	)(a)

Media
Quebecor, Inc.	8,832	200,088	(4,654)	(0.0	)(a)

Metals & Mining
Teck Resources Ltd.	8,083	165,359	(10,404)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	6,434	176,182	125	0.0	(a)
Parex Resources, Inc.*	12,588	215,173	10,748	0.0	(a)
Suncor Energy, Inc.	5,584	160,226	(11,789)	(0.0	)(a)

	24,606	551,581	(916)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	5,166	203,462	(1,481)	(0.0	)(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	6,098	225,059	19,735	0.0	(a)

Total Long Positions of Total Return Basket Swaps	83,065	2,359,014	(11,138)	0.0	(a)

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(3,206)	(50,721)	10,881	0.0	(a)

Diversified Financial Services
Onex Corp.	(1,687)	(101,913)	622	0.0	(a)

Gas Utilities
AltaGas Ltd.	(3,156)	(48,327)	(1,397)	(0.0	)(a)

Metals & Mining
Kinross Gold Corp.*	(6,333)	(25,624)	1,345	0.0	(a)
Yamana Gold, Inc.	(24,034)	(71,020)	(2,378)	(0.0	)(a)

	(30,367)	(96,644)	(1,033)	(0.0	)(a)

Multi-Utilities
Canadian Utilities Ltd.	(4,787)	(130,357)	(179)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(43,203)	(427,962)	8,894	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	39,862	1,931,052	(2,244)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$6,816,641	$(158,936)	$15,986	$(142,950)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Air France-KLM*	21,121	220,342	15,456	0.0	(a)

Automobiles
Peugeot SA	3,191	75,317	(2,164)	(0.0	)(a)

Chemicals
Covestro AG(b)	2,464	111,129	(2,897)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	4,734	191,285	(326)	(0.0	)(a)
HOCHTIEF AG	1,911	216,552	11,512	0.0	(a)

	6,645	407,837	11,186	0.0	(a)

Construction Materials
HeidelbergCement AG	2,479	179,027	(12,150)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	12,451	203,961	375	0.0	(a)

Electric Utilities
Endesa SA	8,081	199,669	(6,579)	(0.0	)(a)
Enel SpA	28,176	192,742	(11,984)	(0.0	)(a)
Red Electrica Corp. SA	10,292	194,044	(7,171)	(0.0	)(a)
Terna Rete Elettrica Nazionale SpA	34,609	210,764	(12,879)	(0.0	)(a)
Verbund AG	4,289	239,353	8,109	0.0	(a)

	85,447	1,036,572	(30,504)	(0.0	)(a)

Electrical Equipment
Signify NV(b)	6,887	187,167	(16,856)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	9,006	204,553	1,531	0.0	(a)

Gas Utilities
Enagas SA	9,743	212,535	1,401	0.0	(a)
Italgas SpA	29,939	189,178	(16,102)	(0.0	)(a)

	39,682	401,713	(14,701)	(0.0	)(a)

Health Care Equipment & Supplies
Koninklijke Philips NV	4,701	220,527	16,457	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Ageas	3,817	204,921	(1,040)	(0.0	)(a)
ASR Nederland NV	5,879	220,912	(14,410)	(0.0	)(a)
NN Group NV	5,214	195,896	(10,303)	(0.0	)(a)
UnipolSai Assicurazioni SpA	77,354	201,664	(2,841)	(0.0	)(a)

	92,264	823,393	(28,594)	(0.0	)(a)

Machinery
Valmet OYJ	7,969	154,738	(32,975)	(0.0	)(a)

Media
Eutelsat Communications SA	5,864	112,100	1,795	0.0	(a)
Mediaset Espana Comunicacion SA	34,570	202,944	(19,535)	(0.1)
ProSiebenSat.1 Media SE	10,831	139,905	(8,406)	(0.0	)(a)
Publicis Groupe SA	3,893	192,103	(11,768)	(0.0	)(a)

	55,158	647,052	(37,914)	(0.1)

Multi-Utilities
A2A SpA	114,520	200,179	(7,114)	(0.0	)(a)
Engie SA	13,371	205,773	1,154	0.0	(a)
Hera SpA	52,567	196,106	(10,476)	(0.0	)(a)
RWE AG	7,796	210,639	2,161	0.0	(a)

	188,254	812,697	(14,275)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	7,576	118,347	(1,590)	(0.0	)(a)
Neste OYJ	6,973	230,780	3,193	0.0	(a)
OMV AG	3,733	186,788	10,492	0.0	(a)
Repsol SA	14,988	237,722	17,588	0.0	(a)
Saras SpA	130,205	214,324	8,674	0.0	(a)

	163,475	987,961	38,357	0.0	(a)

Paper & Forest Products
UPM-Kymmene OYJ	4,874	131,379	13,711	0.0	(a)

Pharmaceuticals
Merck KGaA	1,960	199,908	(5,082)	(0.0	)(a)
UCB SA	2,534	197,592	(7,963)	(0.0	)(a)

	4,494	397,500	(13,045)	(0.0	)(a)

Real Estate Management & Development
LEG Immobilien AG	1,765	203,542	(1,224)	(0.0	)(a)
TAG Immobilien AG*	8,788	206,881	654	0.0	(a)

	10,553	410,423	(570)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	2,936	229,786	20,319	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	381	197,544	(8,422)	(0.0	)(a)
Kering SA	288	148,755	(16,971)	(0.0	)(a)

	669	346,299	(25,393)	(0.0	)(a)

Transportation Infrastructure
Aena SME SA(b)	1,155	209,381	(13,264)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	725,875	8,398,754	(127,910)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Thales SA	(1,049)	(118,195)	1,420	0.0	(a)

Banks
FinecoBank Banca Fineco SpA	(11,115)	(110,572)	12,713	0.0	(a)

Chemicals
K+S AG (Registered)	(4,058)	(65,491)	3,336	0.0	(a)
Umicore SA	(2,532)	(79,261)	(7,073)	(0.0	)(a)

	(6,590)	(144,752)	(3,737)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Financial Services
Wendel SA	(807)	(111,194)	(4,116)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(2,806)	(104,940)	(3,696)	(0.0	)(a)

Energy Equipment & Services
Tenaris SA	(1,860)	(23,304)	79	0.0	(a)

Food Products
Kerry Group plc	(1,141)	(133,130)	1,790	0.0	(a)

Health Care Providers & Services
Orpea	(701)	(87,581)	(3,875)	(0.0	)(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(1,509)	(72,485)	(4,840)	(0.0	)(a)
Rocket Internet SE*(b)	(3,436)	(96,675)	(2,509)	(0.0	)(a)

	(4,945)	(169,160)	(7,349)	(0.0	)(a)

Machinery
Metso OYJ	(3,102)	(119,195)	1,493	0.0	(a)

Metals & Mining
Outokumpu OYJ	(32,618)	(93,338)	3,600	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(14,142)	(157,840)	(39,154)	(0.0	)(a)
Infineon Technologies AG	(78)	(1,445)	(32)	(0.0	)(a)

	(14,220)	(159,285)	(39,186)	(0.0	)(a)

Trading Companies & Distributors
Rexel SA	(9,235)	(103,118)	3,402	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(607)	(104,349)	6,436	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(90,796)	(1,582,113)	(31,026)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	635,079	6,816,641	(158,936)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$10,189,181	$39,787	$(6,326)	$33,461

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Japan Airlines Co. Ltd.	7,200	225,470	(1,658)	(0.0	)(a)

Auto Components
TS Tech Co. Ltd.	6,300	173,434	10,273	0.0	(a)
Yokohama Rubber Co. Ltd. (The)	8,900	163,749	(8,466)	(0.0	)(a)

	15,200	337,183	1,807	0.0	(a)

Beverages
Asahi Group Holdings Ltd.	5,100	220,906	(12,014)	(0.0	)(a)
Suntory Beverage & Food Ltd.	5,200	206,328	(3,889)	(0.0	)(a)

	10,300	427,234	(15,903)	(0.0	)(a)

Chemicals
Daicel Corp.	19,800	167,549	3,991	0.0	(a)
DIC Corp.*	7,100	191,555	(4,170)	(0.0	)(a)
Kureha Corp.*	2,700	178,861	10,415	0.0	(a)
Showa Denko KK	6,100	163,647	(402)	(0.0	)(a)
Teijin Ltd.	11,100	192,038	1,119	0.0	(a)
Tokuyama Corp.	7,700	177,239	(11,036)	(0.0	)(a)
Tosoh Corp.	13,700	192,017	5,077	0.0	(a)

	68,200	1,262,906	4,994	0.0	(a)

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd.	8,900	186,674	(7,940)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	30,900	213,006	7,114	0.0	(a)
Kyowa Exeo Corp.	8,600	206,549	2,227	0.0	(a)
Kyudenko Corp.	6,300	195,062	6,878	0.0	(a)

	45,800	614,617	16,219	0.0	(a)

Construction Materials
Taiheiyo Cement Corp.	6,200	174,129	(1,363)	(0.0	)(a)

Containers & Packaging
Rengo Co. Ltd.	25,100	190,600	(2,425)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	4,500	203,090	(5,070)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.	5,800	205,638	(11,777)	(0.0	)(a)
Japan Aviation Electronics Industry Ltd.	15,100	210,302	5,534	0.0	(a)

	20,900	415,940	(6,243)	(0.0	)(a)

Entertainment
Akatsuki, Inc.*	3,000	201,377	(1,058)	(0.0	)(a)
Capcom Co. Ltd.	11,600	242,217	7,120	0.0	(a)
GungHo Online Entertainment, Inc.	7,170	189,180	2,018	0.0	(a)

	21,770	632,774	8,080	0.0	(a)

Food & Staples Retailing
Lawson, Inc.	4,300	214,878	7,402	0.0	(a)

Food Products
Morinaga & Co. Ltd.*	4,300	201,613	(4,327)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	8,500	204,935	(700)	(0.0	)(a)
Medipal Holdings Corp.	9,500	201,796	(2,696)	(0.0	)(a)
Suzuken Co. Ltd.	3,700	203,896	(6,972)	(0.0	)(a)

	21,700	610,627	(10,368)	(0.0	)(a)

Hotels, Restaurants & Leisure
Round One Corp.	14,000	212,791	6,928	0.0	(a)
Sushiro Global Holdings Ltd.*	2,700	165,596	(850)	(0.0	)(a)

	16,700	378,387	6,078	0.0	(a)

Insurance
Japan Post Holdings Co. Ltd.	20,100	197,031	(8,270)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
IT Services
Nihon Unisys Ltd.	6,900	226,457	3,177	0.0	(a)
Otsuka Corp.	5,400	212,933	3,607	0.0	(a)
TIS, Inc.	4,500	233,576	2,769	0.0	(a)

	16,800	672,966	9,553	0.0	(a)

Leisure Products
Bandai Namco Holdings, Inc.	3,200	172,030	(287)	(0.0	)(a)
Tomy Co. Ltd.*	13,400	171,144	2,516	0.0	(a)

	16,600	343,174	2,229	0.0	(a)

Machinery
Amada Holdings Co. Ltd.	17,000	186,908	(8,766)	(0.0	)(a)
DMG Mori Co. Ltd.	14,100	204,244	(840)	(0.0	)(a)
Ebara Corp.*	6,900	185,431	(7,631)	(0.0	)(a)
MINEBEA MITSUMI, Inc.	11,300	192,863	(4,366)	(0.0	)(a)
Mitsubishi Heavy Industries Ltd.	4,600	189,755	(5,552)	(0.0	)(a)
OKUMA Corp.	3,500	181,968	(343)	(0.0	)(a)
Sumitomo Heavy Industries Ltd.	6,500	209,551	488	0.0	(a)
Takeuchi Manufacturing Co. Ltd.	13,800	213,433	247	0.0	(a)
THK Co. Ltd.	7,600	191,537	(6,737)	(0.0	)(a)

	85,300	1,755,690	(33,500)	(0.0	)(a)

Media
Hakuhodo DY Holdings, Inc.	13,500	211,728	(2,136)	(0.0	)(a)

Metals & Mining
Mitsubishi Materials Corp.	6,700	184,288	(7,109)	(0.0	)(a)
Tokyo Steel Manufacturing Co. Ltd.	24,800	188,383	2,367	0.0	(a)

	31,500	372,671	(4,742)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	8,300	171,087	(1,788)	(0.0	)(a)

Paper & Forest Products
Oji Holdings Corp.	32,400	167,549	(682)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	5,900	83,614	1,328	0.0	(a)
Kaken Pharmaceutical Co. Ltd.	4,200	203,467	(2,271)	(0.0	)(a)
Kyowa Hakko Kirin Co. Ltd.	12,300	202,717	(3,169)	(0.0	)(a)
Sawai Pharmaceutical Co. Ltd.	3,800	209,655	(1,768)	(0.0	)(a)
Shionogi & Co. Ltd.	900	49,828	(868)	(0.0	)(a)
Sumitomo Dainippon Pharma Co. Ltd.	12,000	220,376	13,734	0.0	(a)

	39,100	969,657	6,986	0.0	(a)

Professional Services
Meitec Corp.*	4,100	211,302	2,169	0.0	(a)

Road & Rail
Central Japan Railway Co.	1,000	201,013	4,445	0.0	(a)
Sankyu, Inc.	3,700	198,648	5,286	0.0	(a)
Seino Holdings Co. Ltd.	16,400	204,272	2,894	0.0	(a)

	21,100	603,933	12,625	0.0	(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	7,400	284,966	79,488	0.0	(a)

Specialty Retail
ABC-Mart, Inc.	2,700	170,646	3,639	0.0	(a)
Shimachu Co. Ltd.	7,400	163,299	(4,168)	(0.0	)(a)

	10,100	333,945	(529)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	11,300	200,071	(5,038)	(0.0	)(a)
FUJIFILM Holdings Corp.	4,600	218,033	(5,710)	(0.0	)(a)

	15,900	418,104	(10,748)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Trading Companies & Distributors
ITOCHU Corp.	11,000	209,448	(338)	(0.0	)(a)
Kanamoto Co. Ltd.	8,200	210,777	4,497	0.0	(a)
Sojitz Corp.	74,300	232,135	651	0.0	(a)

	93,500	652,360	4,810	0.0	(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	8,700	200,005	3,170	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	7,800	203,514	(1,487)	(0.0	)(a)
NTT DOCOMO, Inc.	3,400	81,523	515	0.0	(a)

	11,200	285,037	(972)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	716,670	13,927,327	46,946	0.0	(a)

Short Positions
Common Stocks
Auto Components
Toyo Tire Corp.	(200)	(2,613)	23	0.0	(a)

Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	(4,900)	(120,613)	574	0.0	(a)

Building Products
TOTO Ltd.	(2,300)	(92,095)	(2,262)	(0.0	)(a)

Capital Markets
Nomura Holdings, Inc.	(35,600)	(114,426)	3,392	0.0	(a)

Chemicals
Kuraray Co. Ltd.	(9,300)	(109,989)	(3,524)	(0.0	)(a)
Taiyo Nippon Sanso Corp.	(5,400)	(110,723)	(3,327)	(0.0	)(a)

	(14,700)	(220,712)	(6,851)	(0.0	)(a)

Electrical Equipment
Mabuchi Motor Co. Ltd.	(3,600)	(124,286)	(3,544)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Keyence Corp.	(200)	(114,770)	8,366	0.0	(a)
Shimadzu Corp.	(5,100)	(122,455)	1,194	0.0	(a)

	(5,300)	(237,225)	9,560	0.0	(a)

Entertainment
Square Enix Holdings Co. Ltd.	(3,700)	(126,206)	(4,558)	(0.0	)(a)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(600)	(110,484)	(964)	(0.0	)(a)

Food Products
Kikkoman Corp.	(2,600)	(118,204)	4,977	0.0	(a)

Gas Utilities
Nippon Gas Co. Ltd.	(4,700)	(131,921)	(9,163)	(0.0	)(a)

Health Care Equipment & Supplies
Sysmex Corp.	(1,800)	(130,686)	(9,196)	(0.0	)(a)

Hotels, Restaurants & Leisure
Resorttrust, Inc.	(6,400)	(92,713)	764	0.0	(a)
Toridoll Holdings Corp.	(5,300)	(119,813)	(7)	(0.0	)(a)

	(11,700)	(212,526)	757	0.0	(a)

Household Durables
Panasonic Corp.	(5,200)	(43,847)	(1,176)	(0.0	)(a)

Household Products
Pigeon Corp.	(3,200)	(116,687)	3,160	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Daifuku Co. Ltd.	(1,200)	(65,632)	(2,115)	(0.0	)(a)
Hino Motors Ltd.	(13,600)	(109,103)	(509)	(0.0	)(a)
Hitachi Construction Machinery Co. Ltd.	(4,300)	(100,841)	9,154	0.0	(a)
Hitachi Zosen Corp.	(34,400)	(123,363)	3,115	0.0	(a)
MISUMI Group, Inc.	(2,400)	(53,860)	442	0.0	(a)
NGK Insulators Ltd.	(6,300)	(93,698)	(5,710)	(0.0	)(a)

	(62,200)	(546,497)	4,377	0.0	(a)

Metals & Mining
Hitachi Metals Ltd.	(8,600)	(90,415)	553	0.0	(a)

Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(11,700)	(93,014)	2,667	0.0	(a)
Pan Pacific International Holdings Corp.	(1,300)	(83,168)	(1,552)	(0.0	)(a)
Ryohin Keikaku Co. Ltd.	(500)	(88,751)	1,892	0.0	(a)
Takashimaya Co. Ltd.	(5,600)	(64,237)	(1,296)	(0.0	)(a)

	(19,100)	(329,170)	1,711	0.0	(a)

Personal Products
Kose Corp.	(700)	(119,324)	3,160	0.0	(a)

Road & Rail
Keikyu Corp.	(7,200)	(121,000)	(2,289)	(0.0	)(a)
Keisei Electric Railway Co. Ltd.	(3,000)	(110,272)	(1,140)	(0.0	)(a)
Nankai Electric Railway Co. Ltd.	(4,500)	(107,815)	(574)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(4,700)	(104,933)	3,689	0.0	(a)

	(19,400)	(444,020)	(314)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(1,800)	(125,446)	(7,046)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(500)	(67,433)	(1,257)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(7,700)	(113,310)	6,928	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(220,100)	(3,738,146)	(7,159)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	496,570	10,189,181	39,787	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.00% to 0.23%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$439,610	$(8,133)	$(2,708)	$(10,841)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	38,369	149,370	1,743	0.0	(a)

Food & Staples Retailing
Metcash Ltd.	45,557	87,554	(1,244)	(0.0	)(a)

IT Services
Computershare Ltd.	12,657	136,344	(6,664)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	63,854	101,232	5,798	0.0	(a)
Iluka Resources Ltd.	12,962	84,575	(10,456)	(0.0	)(a)
Regis Resources Ltd.	41,153	155,374	(14,167)	(0.0	)(a)

	117,969	341,181	(18,825)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	53,815	77,574	9,524	0.0	(a)
Whitehaven Coal Ltd.	36,290	90,950	978	0.0	(a)
Woodside Petroleum Ltd.	4,918	115,971	1,648	0.0	(a)

	95,023	284,495	12,150	0.0	(a)

Total Long Positions of Total Return Basket Swaps	309,575	998,944	(12,840)	0.0	(a)

Short Positions
Common Stocks
Construction Materials
Adelaide Brighton Ltd.	(33,304)	(80,329)	14,514	0.0	(a)

Diversified Financial Services
Challenger Ltd.	(13,811)	(66,533)	(2,923)	(0.0	)(a)

Food Products
Costa Group Holdings Ltd.	(27,155)	(73,374)	5,624	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(136)	(3,580)	(96)	(0.0	)(a)
Star Entertainment Grp Ltd. (The)	(12,605)	(35,577)	(340)	(0.0	)(a)

	(12,741)	(39,157)	(436)	(0.0	)(a)

Interactive Media & Services
carsales.com Ltd.	(12,534)	(125,961)	(7,401)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(8,563)	(41,465)	(2,585)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(61,552)	(132,515)	(2,086)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(169,660)	(559,334)	4,707	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	139,915	439,610	(8,133)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$310,339	$(5,021)	$311	$(4,710)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	698	160,510	3,239	0.0	(a)

Pharmaceuticals
Roche Holding AG	737	197,658	(3,534)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	1,532	183,688	(881)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	2,967	541,856	(1,176)	0.0	(a)

Short Positions
Common Stocks
Marine
Kuehne + Nagel International AG (Registered)	(730)	(107,488)	(1,223)	(0.0	)(a)

Pharmaceuticals
Vifor Pharma AG	(838)	(124,029)	(2,622)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(1,568)	(231,517)	(3,845)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,399	310,339	(5,021)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019 - 11/15/2021	$1,256,787	$12,060	$(740)	$11,320

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
Sole Realisation Co. plc*‡	698	—	(611)	(0.0	)(a)

Industrial Conglomerates
Smiths Group plc	32,895	654,209	22,769	0.0	(a)

Insurance
Prudential plc	29,288	602,578	(10,098)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	62,881	1,256,787	12,060	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019 - 11/16/2021	$36,660,651	$195,620	$58,681	$254,301

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Air Freight & Logistics
XPO Logistics, Inc.*	5,052	340,909	36,273	0.0	(a)

Auto Components
Tower International, Inc.	13,412	413,090	671	0.0	(a)

Banks
LegacyTexas Financial Group, Inc.	37,427	1,599,630	37,427	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Biotechnology
Celgene Corp.*	8,644	794,038	8,212	0.0	(a)
Ironwood Pharmaceuticals, Inc.*	9,600	102,048	(288)	(0.0	)(a)
Spark Therapeutics, Inc.*	2,977	297,759	5,477	0.0	(a)

	21,221	1,193,845	13,401	0.0	(a)

Building Products
Apogee Enterprises, Inc.	3,500	141,960	1,015	0.0	(a)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	48,323	1,564,215	1,450	0.0	(a)

Communications Equipment
Acacia Communications, Inc.*	26,906	1,807,276	60,538	0.1
EchoStar Corp.*	7,816	355,784	(234)	(0.0	)(a)
Finisar Corp.*	128,358	3,020,264	57,761	0.0	(a)

	163,080	5,183,324	118,065	0.1

Construction & Engineering
AECOM*	12,282	441,538	(6,755)	(0.0	)(a)
Arcosa, Inc.	4,700	176,250	3,666	0.0	(a)

	16,982	617,788	(3,089)	(0.0	)(a)

Construction Materials
Eagle Materials, Inc.	4,838	400,490	(13,256)	(0.0	)(a)

Diversified Consumer Services
Sotheby’s*	37,265	2,225,093	52,916	0.0	(a)

Diversified Financial Services
Voya Financial, Inc.	5,104	286,692	(4,134)	(0.0	)(a)

Diversified Telecommunication Services
Zayo Group Holdings, Inc.*	66,852	2,254,918	9,359	0.0	(a)

Electronic Equipment, Instruments & Components
Control4 Corp.*	26,960	644,614	2,157	0.0	(a)
PCM, Inc.*	12,276	427,573	982	0.0	(a)

	39,236	1,072,187	3,139	0.0	(a)

Health Care Providers & Services
Tenet Healthcare Corp.*	18,200	428,974	2,680	0.0	(a)
WellCare Health Plans, Inc.*	8,003	2,298,862	(9,204)	(0.0	)(a)

	26,203	2,727,836	(6,524)	(0.0	)(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	178,452	2,112,872	(3,569)	(0.0	)(a)
Del Frisco’s Restaurant Group, Inc.*	32,678	260,117	327	0.0	(a)

	211,130	2,372,989	(3,242)	(0.0	)(a)

Household Durables
Newell Brands, Inc.	18,727	265,736	(8,989)	(0.0	)(a)

Household Products
Spectrum Brands Holdings, Inc.	5,738	287,531	(8,951)	(0.0	)(a)

Insurance
Lincoln National Corp.	4,407	287,953	(3,481)	(0.0	)(a)
Stewart Information Services Corp.	13,923	526,707	(27,568)	(0.0	)(a)

	18,330	814,660	(31,049)	(0.0	)(a)

Internet & Direct Marketing Retail
Shutterfly, Inc.*	31,228	1,582,947	937	0.0	(a)

IT Services
Total System Services, Inc.	14,682	1,992,641	16,884	0.0	(a)

Leisure Products
Brunswick Corp.	11,351	558,015	27,583	0.0	(a)
Callaway Golf Co.*	5,800	106,372	754	0.0	(a)

	17,151	664,387	28,337	0.0	(a)

Life Sciences Tools & Services
Pacific Biosciences of California, Inc.*	86,609	467,689	(41,572)	(0.0	)(a)
Waters Corp.*	1,308	275,412	(5,559)	(0.0	)(a)

	87,917	743,101	(47,131)	(0.0	)(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
CIRCOR International, Inc.*	12,125	460,750	(1,212)	(0.0	)(a)
Milacron Holdings Corp.*	54,395	916,012	(2,720)	(0.0	)(a)
WABCO Holdings, Inc.*	16,886	2,235,875	(6,586)	(0.0	)(a)

	83,406	3,612,637	(10,518)	(0.0	)(a)

Media
Gannett Co., Inc.	63,550	651,387	149,343	0.1

Multiline Retail
Nordstrom, Inc.	8,600	284,746	32,164	0.0	(a)

Oil, Gas & Consumable Fuels
Carrizo Oil & Gas, Inc.*	78,693	749,944	(3,934)	(0.0	)(a)
QEP Resources, Inc.*	83,813	414,875	(113,986)	(0.1)
Ship Finance International Ltd.	22,693	298,413	8,850	0.0	(a)
Southwestern Energy Co.*	84,400	185,680	(17,724)	(0.0	)(a)

	269,599	1,648,912	(126,794)	(0.1)

Paper & Forest Products
Louisiana-Pacific Corp.	10,904	285,030	981	0.0	(a)

Pharmaceuticals
Allergan plc	12,541	2,012,831	(19,439)	(0.0	)(a)
Jazz Pharmaceuticals plc*	2,180	303,848	2,507	0.0	(a)

	14,721	2,316,679	(16,932)	(0.0	)(a)

Professional Services
Navigant Consulting, Inc.	12,276	299,043	736	0.0	(a)
WageWorks, Inc.*	37,120	1,899,431	14,106	0.0	(a)

	49,396	2,198,474	14,842	0.0	(a)

Road & Rail
Genesee & Wyoming, Inc.*	14,549	1,597,626	5,674	0.0	(a)

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	94,405	2,168,483	55,699	0.0	(a)
Versum Materials, Inc.	28,012	1,456,064	2,521	0.0	(a)

	122,417	3,624,547	58,220	0.0	(a)

Software
Monotype Imaging Holdings, Inc.*	25,937	517,962	486	0.0	(a)
Oracle Corp.	4,892	275,419	(8,903)	(0.0	)(a)
Tableau Software, Inc.*	12,337	2,091,492	(52,926)	(0.0	)(a)

	43,166	2,884,873	(61,343)	(0.0	)(a)

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	165,744	14,274	0.0	(a)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	26,791	928,040	268	0.0	(a)
Stratasys Ltd.*	23,354	651,343	(27,324)	(0.0	)(a)

	50,145	1,579,383	(27,056)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	1,625,651	49,596,007	226,364	0.1

Short Positions
Common Stocks
Banks
BB&T Corp.	(24,997)	(1,288,095)	(12,498)	(0.0	)(a)
Prosperity Bancshares, Inc.	(19,563)	(1,357,477)	(38,148)	(0.0	)(a)

	(44,560)	(2,645,572)	(50,646)	(0.0	)(a)

Biotechnology
AbbVie, Inc.	(10,751)	(716,232)	17,524	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(22,434)	(890,630)	(54,963)	(0.0	)(a)

Health Care Providers & Services
Centene Corp.*	(26,780)	(1,394,970)	28,922	0.0	(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(15,882)	(716,596)	5,718	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Fidelity National Financial, Inc.	(8,291)	(355,518)	(1,658)	(0.0	)(a)

IT Services
Global Payments, Inc.	(13,798)	(2,316,960)	(8,279)	(0.0	)(a)

Machinery
Hillenbrand, Inc.	(8,680)	(292,429)	8,593	0.0	(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(138,191)	(679,900)	(16,583)	(0.0	)(a)
Occidental Petroleum Corp.	(9,058)	(465,219)	(3,170)	(0.0	)(a)

	(147,249)	(1,145,119)	(19,753)	(0.0	)(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	(8,558)	(380,061)	(3,081)	(0.0	)(a)

Software
salesforce.com, Inc.*	(13,471)	(2,081,269)	46,879	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(320,454)	(12,935,356)	(30,744)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	1,305,197	36,660,651	195,620	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CDOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.23%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$1,794,556	$1,042	$(836)	$206

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
WestJet Airlines Ltd.	61,956	1,443,981	2,819	0.0	(a)

Multiline Retail
Hudson’s Bay Co.	47,117	350,575	(1,777)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	109,073	1,794,556	1,042	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 - 4/6/2021	$608,765	$6,740	$(555)	$6,185

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Kidman Resources Ltd.*	349,297	447,023	(5,639)	(0.0	)(a)
South32 Ltd.	227,167	483,357	21,120	0.0	(a)

	576,464	930,380	15,481	0.0	(a)

Total Long Positions of Total Return Basket Swaps	576,464	930,380	15,481	0.0	(a)

Short Positions
Common Stocks
Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(326,934)	(321,615)	(8,741)	(0.0	)(a)

Total of Long and Short Positions of Total Return Basket Swaps	249,530	608,765	6,740	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$4,301,460	$(40,952)	$1,980	($38,972)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
OSRAM Licht AG	53,989	2,032,151	66,322	0.1

Food & Staples Retailing
METRO AG	43,755	673,032	(89,552)	(0.1)

IT Services
Altran Technologies SA	101,188	1,596,277	(17,722)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	198,932	4,301,460	(40,952)	0.0	(a)

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
BA	1.98%
BBR	1.60
BBSW	1.02
CDOR	1.96
CHF LIBOR	(0.81)
EURIBOR	(0.39)
EUR LIBOR	(0.43)
GBP LIBOR	0.71
JPY LIBOR	(0.10)
USD LIBOR	2.24

Summary of total swap contracts outstanding as of July 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	381,476

Liabilities
Total return basket swaps contracts outstanding	—	(783,202)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BBSW	ASX Australia Bank Bill Short Term Rates
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of July 31, 2019,of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Chemicals	$1,932,046	$968,047	$—	$2,900,093
Health Care Providers & Services	1,625,528	433,405	—	2,058,933
Household Durables	539,259	496,087	—	1,035,346
Other Common Stocks	67,871,679	—	—	67,871,679

Total Common Stocks	71,968,512	1,897,539	—	73,866,051

Short-Term Investments
Investment Companies	45,164,766	—	—	45,164,766

Total Investments in Securities	$117,133,278	$1,897,539	$—	$119,030,817

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,154,243	$—	$1,154,243
Futures Contracts	2,249,463	10,510	—	2,259,973
Swaps	—	295,015	—	295,015

Total Appreciation in Other Financial Instruments	$2,249,463	$1,459,768	$—	$3,709,231

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(418,654)	$—	$(418,654)
Futures Contracts	(955,616)	(58,816)	—	(1,014,432)
Swaps	—	(744,489)	(1,010)	(745,499)

Total Depreciation in Other Financial Instruments	$(955,616)	$(1,221,959)	$(1,010)	$(2,178,585)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$69,136,503	$38,900,000	$709	$2,852	$30,240,064	30,230,995	$208,845	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b)	70,832,553	69,087,975	124,995,826	—	—	14,924,702	14,924,702	855,917	—

Total	$70,832,553	$138,224,478	$163,895,826	$709	$2,852	$45,164,766		$1,064,762	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 71.9%
Aerospace & Defense — 0.6%
Arconic, Inc.	6,752	169,070

Airlines — 0.9%
WestJet Airlines Ltd. (Canada)	11,268	262,618

Auto Components — 0.3%
Tower International, Inc.	2,558	78,786

Banks — 2.6%
Commonwealth Bank of Australia (Australia)	3,404	191,038
First Citizens BancShares, Inc., Class A	393	183,539
SunTrust Banks, Inc.	3,074	204,728
Zions Bancorp NA	3,937	177,441

		756,746

Biotechnology — 2.3%
Ironwood Pharmaceuticals, Inc.*	16,410	174,438
Ligand Pharmaceuticals, Inc.*	1,544	141,292
Spark Therapeutics, Inc.*	3,517	351,770

		667,500

Building Products — 1.1%
Apogee Enterprises, Inc.	4,091	165,931
Continental Building Products, Inc.*	6,815	167,513

		333,444

Capital Markets — 0.1%
Brightsphere Investment Group, Inc.	2,063	22,074

Chemicals — 2.4%
Ashland Global Holdings, Inc.	2,221	176,525
DuluxGroup Ltd. (Australia)	24,201	154,326
Ecolab, Inc.	941	189,828
Element Solutions, Inc.*	17,060	170,941

		691,620

Commercial Services & Supplies — 0.1%
Advanced Disposal Services, Inc.*	787	25,475
Deluxe Corp.	351	15,662

		41,137

Communications Equipment — 2.2%
Acacia Communications, Inc.*	6,778	455,278
InterDigital, Inc.	2,722	175,379

		630,657

Construction & Engineering — 0.7%
Arcosa, Inc.	5,435	203,812

Construction Materials — 0.6%
Eagle Materials, Inc.	2,221	183,854

Consumer Finance — 1.6%
Navient Corp.	13,274	187,827
SLM Corp.	15,992	145,687
World Acceptance Corp.*	1,074	136,108

		469,622

Containers & Packaging — 0.6%
Owens-Illinois, Inc.	10,139	172,059

Diversified Consumer Services — 2.2%
Regis Corp.*	10,362	189,624
Sotheby’s*	7,594	453,438

		643,062

Diversified Financial Services — 1.3%
AXA Equitable Holdings, Inc.	8,428	189,462
Jefferies Financial Group, Inc.	9,068	193,420

		382,882

Diversified Telecommunication Services — 1.6%
Zayo Group Holdings, Inc.*	13,564	457,514

Electric Utilities — 0.6%
Evergy, Inc.	2,911	176,086

Electrical Equipment — 0.6%
Eaton Corp. plc	2,090	171,777

Electronic Equipment, Instruments & Components — 0.7%
Benchmark Electronics, Inc.	571	15,451
Control4 Corp.*	4,239	101,355
PCM, Inc.*	2,181	75,964

		192,770

Energy Equipment & Services — 0.2%
US Silica Holdings, Inc.	3,581	49,633

Entertainment — 0.5%
Madison Square Garden Co. (The), Class A*	523	151,691

Food & Staples Retailing — 0.5%
Sprouts Farmers Market, Inc.*	9,524	161,241

Food Products — 0.3%
Wessanen (Netherlands)	6,293	78,789

Health Care Equipment & Supplies — 1.4%
Danaher Corp.	1,672	234,916
Hologic, Inc.*	3,659	187,524

		422,440

Health Care Providers & Services — 1.9%
Ensign Group, Inc. (The)	2,404	144,865
Magellan Health, Inc.*	2,564	180,352
Sigma Healthcare Ltd. (Australia)	133,180	54,183
Tenet Healthcare Corp.*	8,000	188,560

		567,960

Hotels, Restaurants & Leisure — 4.1%
Caesars Entertainment Corp.*	17,900	211,936
Cracker Barrel Old Country Store, Inc.	1,150	199,766
Dave & Buster’s Entertainment, Inc.	4,491	182,559
Del Frisco’s Restaurant Group, Inc.*	5,781	46,017
Hilton Grand Vacations, Inc.*	5,575	182,302
International Speedway Corp., Class A	2,520	113,602
Jack in the Box, Inc.	2,030	145,815
Papa John’s International, Inc.	3,031	134,637

		1,216,634

Household Durables — 0.5%
Electrolux AB, Series B (Sweden)	6,519	150,635
Newell Brands, Inc.	715	10,146

		160,781

Household Products — 0.1%
Spectrum Brands Holdings, Inc.	302	15,133

Independent Power and Renewable Electricity Producers — 0.6%
NRG Energy, Inc.	5,011	171,076

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Industrial Conglomerates — 0.6%
Smiths Group plc (United Kingdom)	9,159	182,152

Insurance — 0.6%
Lincoln National Corp.	2,723	177,921
Stewart Information Services Corp.	100	3,783

		181,704

Interactive Media & Services — 1.1%
Cars.com, Inc.*	6,794	129,086
Yelp, Inc.*	5,140	180,157

		309,243

Internet & Direct Marketing Retail — 1.7%
eBay, Inc.	4,406	181,483
Shutterfly, Inc.*	5,971	302,670

		484,153

IT Services — 3.5%
Fidelity National Information Services, Inc.	3,445	459,110
Fiserv, Inc.*	5,346	563,629

		1,022,739

Leisure Products — 0.6%
Callaway Golf Co.	9,930	182,116

Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc.*	11,156	60,242
Waters Corp.*	78	16,424

		76,666

Machinery — 3.7%
Allison Transmission Holdings, Inc.	3,818	175,437
CIRCOR International, Inc.*	2,093	79,534
Ingersoll-Rand plc	1,463	180,914
Tennant Co.	2,509	190,960
Trinity Industries, Inc.	976	19,130
WABCO Holdings, Inc.*	3,348	443,309

		1,089,284

Media — 1.6%
Tribune Media Co., Class A	9,965	463,074

Metals & Mining — 0.2%
Kidman Resources Ltd. (Australia)*	55,339	70,822

Multiline Retail — 0.6%
Nordstrom, Inc.	5,705	188,893

Multi-Utilities — 0.7%
Innogy SE (Germany)	4,786	201,063

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	6,553	482,694
Arch Coal, Inc., Class A	1,954	174,219
Carrizo Oil & Gas, Inc.*	13,000	123,890
Devon Energy Corp.	1,034	27,918
Extraction Oil & Gas, Inc.*(a)	41,841	155,230
Gulfport Energy Corp.*	18,200	68,796
Peabody Energy Corp.	7,361	155,023
QEP Resources, Inc.*	10,861	53,762
SemGroup Corp., Class A	11,915	150,963
Ship Finance International Ltd. (Norway)	207	2,722
Southwestern Energy Co.*	22,956	50,503

		1,445,720

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	6,678	174,563

Pharmaceuticals — 1.9%
Eli Lilly & Co.	1,546	168,437
Jazz Pharmaceuticals plc*	1,233	171,856
Mallinckrodt plc*	7,500	51,075
Pacira BioSciences, Inc.*	3,833	168,230

		559,598

Professional Services — 1.5%
Navigant Consulting, Inc.	7,604	185,233
Nielsen Holdings plc	6,898	159,758
WageWorks, Inc.*	2,111	108,020

		453,011

Road & Rail — 0.8%
Genesee & Wyoming, Inc., Class A*	2,063	226,538

Semiconductors & Semiconductor Equipment — 3.3%
Cypress Semiconductor Corp.	18,949	435,259
Mellanox Technologies Ltd.*	840	94,601
Versum Materials, Inc.	8,682	451,290

		981,150

Software — 4.5%
CDK Global, Inc.	3,529	183,049
Instructure, Inc.*	4,181	165,944
Monotype Imaging Holdings, Inc.	5,900	117,823
Nuance Communications, Inc.*	10,452	173,921
Oracle Corp.	3,021	170,083
Tableau Software, Inc., Class A*	2,500	423,825
TiVo Corp.	10,200	77,316

		1,311,961

Specialty Retail — 5.0%
Asbury Automotive Group, Inc.*	2,404	221,360
Designer Brands, Inc., Class A	9,596	176,375
Dick’s Sporting Goods, Inc.	5,083	188,935
Gap, Inc. (The)	6,585	128,408
Genesco, Inc.*	4,255	167,562
Guess?, Inc.(a)	11,168	188,181
RH*	1,476	205,754
Urban Outfitters, Inc.*	7,799	185,694

		1,462,269

Technology Hardware, Storage & Peripherals — 0.5%
Cray, Inc.*	4,307	149,194

Trading Companies & Distributors — 0.5%
MRC Global, Inc.*	578	9,040
WESCO International, Inc.*	2,927	148,516

		157,556

TOTAL COMMON STOCKS (Cost $20,712,591)		21,075,937

SHORT-TERM INVESTMENTS — 28.5%
INVESTMENT COMPANIES — 12.4%
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(b)(c)	3,616,289	3,617,736

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bills
2.52%, 1/30/2020(d)	1,500,000	1,484,574
2.39%, 3/26/2020(d)	1,000,000	986,998
2.07%, 4/23/2020(d)	1,000,000	985,504

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
1.94%, 5/21/2020(d)	1,000,000	983,951
1.94%, 6/18/2020(d)	291,000	285,919

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,721,295)		4,726,946

TOTAL SHORT-TERM INVESTMENTS (Cost $8,338,862)		8,344,682

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c) (Cost $202,774)	202,774	202,774

Total Investments — 101.1% (Cost $29,254,227)		29,623,393
Liabilities in Excess of Other Assets — (1.1)%		(311,632)

Net Assets — 100.0%		29,311,761

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $191,352.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
(d)	The rate shown is the effective yield as of July 31, 2019.
*	Non-income producing security.

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	547,498	AUD	779,314	Merrill Lynch International	8/12/2019	14,354
USD	242,142	CAD	316,146	Merrill Lynch International	8/12/2019	2,552
USD	335,539	EUR	297,111	Citibank, NA	8/12/2019	6,370
USD	521,843	GBP	414,941	State Street Corp.	8/12/2019	16,985
USD	131,457	SEK	1,227,975	TD Bank Financial Group	8/12/2019	4,256

Total unrealized appreciation						44,517

GBP	274,883	USD	342,307	Citibank, NA	8/12/2019	(7,858)

Total unrealized depreciation						(7,858)

Net unrealized appreciation						36,659

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/29/2020 – 12/31/2020	$672,663	$(6,058)	$(221)	$(6,279)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Cobham plc*	71,349	142,866	(2,406)	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Hotels, Restaurants & Leisure
EI Group plc*	13,389	45,754	(734)	0.0	(a)
Merlin Entertainments plc(b)	35,651	195,023	394	0.0	(a)

	49,040	240,777	(340)	0.0	(a)

Insurance
Prudential plc	6,052	124,515	(2,649)	0.0	(a)

Pharmaceuticals
BTG plc*	9,579	97,444	(62)	0.0	(a)

Specialty Retail
BCA Marketplace plc*	22,835	67,061	(601)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	158,855	672,663	(6,058)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in USD based on the local currencies of the positions within the swaps.	10/2/2020	$1,195,277	$13,651	$(1,910)	$11,741

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Air Freight & Logistics
XPO Logistics, Inc.*	3,142	212,022	39,636	0.0	(a)

Capital Markets
Brightsphere Investment Group, Inc.	12,400	132,680	(11,408)	0.0	(a)

Chemicals
Celanese Corp.	1,643	184,295	12,570	0.0	(a)

Commercial Services & Supplies
Deluxe Corp.	3,972	177,231	13,359	0.0	(a)

Communications Equipment
EchoStar Corp.*	3,031	137,971	(2,121)	0.0	(a)

Construction & Engineering
AECOM*	4,599	165,334	(3,952)	0.0	(a)

Electronic Equipment, Instruments & Components
Benchmark Electronics, Inc.	6,480	175,349	12,939	0.0	(a)

Energy Equipment & Services
US Silica Holdings, Inc.	10,139	140,527	12,029	0.0	(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	16,177	191,536	(2,265)	0.0	(a)

Household Durables
Newell Brands, Inc.	11,079	157,211	(8,147)	0.0	(a)

Household Products
Spectrum Brands Holdings, Inc.	3,031	151,883	(3,586)	0.0	(a)

Internet & Direct Marketing Retail
Booking Holdings, Inc.*	93	175,455	1,550	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Leisure Products
Brunswick Corp.	2,613	128,455	11,338	0.0	(a)

Life Sciences Tools & Services
Waters Corp.*	732	154,130	(4,770)	0.0	(a)

Machinery
Trinity Industries, Inc.	7,839	153,644	(171)	0.0	(a)

Oil, Gas & Consumable Fuels
Delek US Holdings, Inc.	4,449	191,663	15,919	0.0	(a)
Devon Energy Corp.	5,331	143,937	(9,208)	0.0	(a)
Ship Finance International Ltd.	13,797	181,431	4,988	0.0	(a)
Southwestern Energy Co.*	35,700	78,540	(24,633)	0.0	(a)

	59,277	595,571	(12,934)	0.0	(a)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	6,898	192,385	(9,458)	0.0	(a)

Trading Companies & Distributors
MRC Global, Inc.*	9,825	153,663	(9,784)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	162,970	3,379,342	34,825	0.0	(a)

Short Positions
Common Stocks
Banks
BB&T Corp.	(3,940)	(203,028)	(7,013)	0.0	(a)

Biotechnology
AbbVie, Inc.	(2,043)	(136,105)	10,276	0.0	(a)

Health Care Providers & Services
Centene Corp.*	(4,915)	(256,022)	(4,325)	0.0	(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(3,032)	(136,804)	6,761	0.0	(a)

IT Services
Fidelity National Information Services, Inc.	(3,411)	(454,516)	(21,591)	0.0	(a)
Global Payments, Inc.	(2,568)	(431,218)	(10,375)	0.0	(a)

	(5,979)	(885,734)	(31,966)	0.0	(a)

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	(1,903)	(97,738)	(2,131)	0.0	(a)

Pharmaceuticals
Bristol-Myers Squibb Co.	(1,782)	(79,139)	2,762	0.0	(a)

Software
salesforce.com, Inc.*	(2,521)	(389,495)	4,462	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(26,115)	(2,184,065)	(21,174)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	136,855	1,195,277	13,651	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	12/31/2020	$739,749	$(16,467)	$(26)	$(16,493)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
OSRAM Licht AG	502	18,895	525	0.0	(a)

Food & Staples Retailing
METRO AG	10,811	166,293	(24,115)	0.0	(a)

IT Services
Altran Technologies SA	20,203	318,710	5,582	0.0	(a)

Media
Axel Springer SE	3,417	235,851	1,541	0.0	(a)

Total Long Positions of Total Return Basket Swaps	34,933	739,749	(16,467)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BA on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/26/2019	$33,223	$3,295	$(105)	$3,190

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Sandstorm Gold Ltd.*	5,400	33,223	3,295	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/2/2020	$134,026	$2,308	$(185)	$2,123

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
South32 Ltd.	62,989	134,026	2,308	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20%) to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	6/1/2028 – 7/19/2029	$2,393,005	$(37,319)	$(15,412)	$(52,731)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
LegacyTexas Financial Group, Inc.	7,055	301,531	10,583	0.0	(a)

Biotechnology
Celgene Corp.*	1,800	165,348	(3,114)	0.0	(a)

Commercial Services & Supplies
Advanced Disposal Services, Inc.*	8,168	264,398	245	0.0	(a)

Communications Equipment
Finisar Corp.*	19,019	447,517	7,418	0.0	(a)

Construction Materials
Eagle Materials, Inc.	1,978	163,739	(4,521)	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Diversified Financial Services
Voya Financial, Inc.	3,176	178,396	242	0.0	(a)

Health Care Providers & Services
WellCare Health Plans, Inc.*	1,610	462,472	10,537	0.0	(a)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	2,693	31,885	(299)	0.0	(a)

Insurance
Stewart Information Services Corp.	1,884	71,272	(3,862)	0.0	(a)

IT Services
Total System Services, Inc.	3,433	465,927	12,500	0.0	(a)

Machinery
Milacron Holdings Corp.*	10,339	174,109	(945)	0.0	(a)

Media
Gannett Co., Inc.	8,506	87,186	16,757	0.0	(a)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	384	28,285	491	0.0	(a)
Carrizo Oil & Gas, Inc.*	3,149	30,010	(5,013)	0.0	(a)

	3,533	58,295	(4,522)	0.0	(a)

Pharmaceuticals
Allergan plc	2,613	419,387	(15,927)	0.0	(a)

Professional Services
WageWorks, Inc.*	4,901	250,784	1,470	0.0	(a)

Road & Rail
Genesee & Wyoming, Inc.*	1,796	197,219	557	0.0	(a)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	600	16,734	(816)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	83,104	3,756,199	26,303	0.0	(a)

Short Positions
Common Stocks
Banks
Prosperity Bancshares, Inc.	(3,688)	(255,910)	(10,142)	0.0	(a)

Biotechnology
AbbVie, Inc.	(196)	(13,058)	769	0.0	(a)

Electronic Equipment, Instruments & Components
II-VI, Inc.*	(4,176)	(165,787)	(13,655)	0.0	(a)

Health Care Providers & Services
Centene Corp.*	(472)	(24,587)	111	0.0	(a)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.*	(240)	(10,829)	425	0.0	(a)

Insurance
Fidelity National Financial, Inc.	(1,148)	(49,226)	(1,711)	0.0	(a)

IT Services
Fiserv, Inc.*	(5,293)	(558,041)	(61,240)	0.0	(a)
Global Payments, Inc.	(185)	(31,065)	(644)	0.0	(a)

	(5,478)	(589,106)	(61,884)	0.0	(a)

Machinery
Hillenbrand, Inc.	(1,649)	(55,555)	888	0.0	(a)

Oil, Gas & Consumable Fuels
Callon Petroleum Co.*	(32,774)	(161,248)	21,103	0.0	(a)
Occidental Petroleum Corp.	(112)	(5,752)	(71)	0.0	(a)

	(32,886)	(167,000)	21,032	0.0	(a)

Software
salesforce.com, Inc.*	(208)	(32,136)	545	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(50,141)	(1,363,194)	(63,622)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	32,963	2,393,005	(37,319)	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day OIS-RBA on short positions respectively, plus or minus a specified spread of (0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	12/21/2028	$(40,207)	$(2,382)	$(61)	$(2,443)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Health Care Providers & Services
Australian Pharmaceutical Industries Ltd.	(40,872)	(40,207)	(2,382)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CDOR on long positions respectively, plus or minus a specified spread of 0.25%, which is denominated in CAD based on the local currencies of the positions within the swaps.	6/20/2029	$60,067	$(55)	$(1,306)	$(1,361)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Multiline Retail
Hudson's Bay Co.	8,073	60,067	(55)	0.0	(a)

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions respectively, plus or minus a specified spread rates 0.25%, which is denominated in EUR based on the local currencies of the positions within the swaps.	7/9/2029	$426,801	$6,310	$590	$6,900

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
OSRAM Licht AG	11,339	426,801	6,310	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
BA	1.98%
BBR	1.60
CDOR	1.96
EURIBOR	(0.81)
FEDEF	2.40
GBP LIBOR	0.71
OIS-RBA	0.69
USD LIBOR	2.24

Summary of total swap contracts outstanding as of July 31, 2019:	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	23,954

Liabilities
Total return basket swaps contracts outstanding	—	(79,307)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
USD	United States Dollar

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(1)	Notional value represents market value, as of July 31, 2019,of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$565,708	$191,038	$—	$756,746
Chemicals	537,294	154,325	—	691,619
Health Care Providers & Services	513,777	54,184	—	567,961
Household Durables	10,146	150,636	—	160,782
Industrial Conglomerates	—	182,152	—	182,152
Metals & Mining	—	70,822	—	70,822
Other Common Stocks	18,645,855	—	—	18,645,855

Total Common Stocks	20,272,780	803,157	—	21,075,937

Short-Term Investments
Investment Companies	3,617,736	—	—	3,617,736
U.S. Treasury Obligations	—	4,726,946	—	4,726,946

Total Short-Term Investments	3,617,736	4,726,946	—	8,344,682

Investment of cash collateral from securities loaned	202,774	—	—	202,774

Total Investments in Securities	$24,093,290	$5,530,103	$—	$29,623,393

Liabilities
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$44,517	$—	$44,517
Swaps	—	25,564	—	25,564

Total Appreciation in Other Financial Instruments	$—	$70,081	$—	$70,081

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,858)	$—	$(7,858)
Swaps	—	(62,281)	—	(62,281)

Total Depreciation in Other Financial Instruments	$—	$(70,139)	$—	$(70,139)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)	$—	$10,308,210	$6,690,742	$100	$168	$3,617,736	3,616,289	$20,703	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	2,577,147	2,374,373	—	—	202,774	202,774	2,063	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	5,600,338	9,826,229	15,426,567	—	—	—	—	36,038	—

Total	$5,600,338	$22,711,586	$24,491,682	$100	$168	$3,820,510		$58,804	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S.Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including total return basket swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 65.4%
Airlines — 0.7%
Alaska Air Group, Inc.	1,150	72,864
United Airlines Holdings, Inc.*	1,014	93,197

		166,061

Auto Components — 0.3%
Gentex Corp.	2,635	72,252

Banks — 0.8%
OFG Bancorp (Puerto Rico)	4,292	97,128
Popular, Inc. (Puerto Rico)	1,434	82,541

		179,669

Beverages — 0.6%
Coca-Cola European Partners plc (United Kingdom)	1,478	81,704
Molson Coors Brewing Co., Class B	1,321	71,321

		153,025

Building Products — 0.3%
Continental Building Products, Inc.*	3,325	81,729

Capital Markets — 0.4%
Legg Mason, Inc.	2,287	86,128

Chemicals — 1.2%
CF Industries Holdings, Inc.	1,342	66,509
Eastman Chemical Co.	1,008	75,953
Huntsman Corp.	3,412	70,117
Kraton Corp.*	2,321	71,185

		283,764

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	2,254	94,871
Brady Corp., Class A	1,747	90,372
Deluxe Corp.	1,894	84,510
Herman Miller, Inc.	1,723	78,121
Tetra Tech, Inc.	1,056	83,635

		431,509

Communications Equipment — 1.3%
Cisco Systems, Inc.	1,371	75,953
CommScope Holding Co., Inc.*	4,960	70,829
Juniper Networks, Inc.	3,131	84,600
NetScout Systems, Inc.*	2,887	75,177

		306,559

Consumer Finance — 0.8%
Ally Financial, Inc.	2,960	97,414
Santander Consumer USA Holdings, Inc.	3,544	95,369

		192,783

Containers & Packaging — 0.5%
Silgan Holdings, Inc.	2,128	63,968
Sonoco Products Co.	971	58,289

		122,257

Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,110	78,977

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	1,599	75,745
H&R Block, Inc.	2,469	68,366
K12, Inc.*	2,828	84,416

		228,527

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	1,296	71,630

Electric Utilities — 0.9%
Exelon Corp.	1,551	69,888
OGE Energy Corp.	1,800	77,310
Pinnacle West Capital Corp.	814	74,253

		221,451

Electrical Equipment — 1.6%
Atkore International Group, Inc.*	3,314	90,439
Eaton Corp. plc	1,019	83,752
Generac Holdings, Inc.*	1,087	78,590
nVent Electric plc	2,751	68,197
Regal Beloit Corp.	921	73,330

		394,308

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	843	99,609
Dolby Laboratories, Inc., Class A	1,378	93,842
Fabrinet (Thailand)*	1,954	104,891
Insight Enterprises, Inc.*	1,414	77,798
Tech Data Corp.*	722	73,167
Zebra Technologies Corp., Class A*	388	81,825

		531,132

Energy Equipment & Services — 0.3%
ProPetro Holding Corp.*	4,271	77,433

Entertainment — 0.7%
IMAX Corp.*	3,879	85,144
Marcus Corp. (The)	2,681	93,808

		178,952

Equity Real Estate Investment Trusts (REITs) — 0.4%
Four Corners Property Trust, Inc.	3,248	87,501

Food & Staples Retailing — 0.4%
Walmart, Inc.	816	90,070

Food Products — 2.7%
B&G Foods, Inc.(a)	4,588	83,869
Cal-Maine Foods, Inc.	1,837	73,057
General Mills, Inc.	1,660	88,163
Hershey Co. (The)	573	86,947
Ingredion, Inc.	899	69,484
JM Smucker Co. (The)	699	77,722
Mondelez International, Inc., Class A	1,703	91,093
TreeHouse Foods, Inc.*	1,228	72,869

		643,204

Health Care Equipment & Supplies — 2.2%
Atrion Corp.	100	76,950
Baxter International, Inc.	997	83,718
Danaher Corp.	600	84,300
Hill-Rom Holdings, Inc.	764	81,473
Integer Holdings Corp.*	1,119	97,946
STERIS plc	646	96,164

		520,551

Health Care Providers & Services — 1.9%
Chemed Corp.	253	102,564
Encompass Health Corp.	1,335	85,226
Ensign Group, Inc. (The)	1,514	91,234
Premier, Inc., Class A*	2,377	92,109
UnitedHealth Group, Inc.	336	83,667

		454,800

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.	1,761	70,176
Dine Brands Global, Inc.	848	69,612
Starbucks Corp.	764	72,343
Wyndham Destinations, Inc.	1,512	71,155

		283,286

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Household Durables — 0.9%
Helen of Troy Ltd.*	472	69,988
La-Z-Boy, Inc.	2,666	87,952
PulteGroup, Inc.	2,059	64,879

		222,819

Household Products — 1.1%
Church & Dwight Co., Inc.	1,143	86,228
Kimberly-Clark Corp.	639	86,680
Procter & Gamble Co. (The)	763	90,065

		262,973

Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.	4,269	71,677
Atlantica Yield plc (Spain)	3,750	86,962
Clearway Energy, Inc., Class C	5,665	102,083

		260,722

Insurance — 1.1%
First American Financial Corp.	1,481	85,631
MetLife, Inc.	1,873	92,564
Prudential Financial, Inc.	788	79,832

		258,027

Interactive Media & Services — 0.3%
TripAdvisor, Inc.*	1,544	68,168

IT Services — 5.2%
Accenture plc, Class A	432	83,195
Akamai Technologies, Inc.*	1,137	100,204
Automatic Data Processing, Inc.	503	83,760
Broadridge Financial Solutions, Inc.	669	85,043
CACI International, Inc., Class A*	440	94,666
Cardtronics plc, Class A*	2,725	77,608
CSG Systems International, Inc.	1,931	98,944
Euronet Worldwide, Inc.*	564	87,933
EVERTEC, Inc. (Puerto Rico)	2,555	81,811
ManTech International Corp., Class A	1,373	94,435
Mastercard, Inc., Class A	337	91,755
MAXIMUS, Inc.	1,087	79,905
Perficient, Inc.*	2,423	82,794
Visa, Inc., Class A	506	90,068

		1,232,121

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	1,023	71,006
Charles River Laboratories International, Inc.*	570	76,688
ICON plc (Ireland)*	550	85,894
Medpace Holdings, Inc.*	1,363	107,350

		340,938

Machinery — 2.7%
AGCO Corp.	1,158	89,166
Allison Transmission Holdings, Inc.	1,634	75,082
Cummins, Inc.	468	76,752
ITT, Inc.	1,382	86,265
Meritor, Inc.*	3,406	84,230
Oshkosh Corp.	982	82,066
Snap-on, Inc.	477	72,795
Watts Water Technologies, Inc., Class A	913	84,754

		651,110

Media — 2.4%
AMC Networks, Inc., Class A*	1,379	73,611
Comcast Corp., Class A	1,967	84,915
Gray Television, Inc.*	4,868	86,407
Nexstar Media Group, Inc., Class A	787	80,093
Omnicom Group, Inc.	972	77,974
Sinclair Broadcast Group, Inc., Class A	1,753	88,088
TEGNA, Inc.	5,571	84,624

		575,712

Metals & Mining — 0.9%
Schnitzer Steel Industries, Inc., Class A	2,621	69,797
Steel Dynamics, Inc.	2,278	71,780
Warrior Met Coal, Inc.	2,739	67,763

		209,340

Multiline Retail — 1.0%
Kohl’s Corp.	1,674	90,162
Nordstrom, Inc.	2,439	80,755
Target Corp.	917	79,229

		250,146

Multi-Utilities — 0.3%
NorthWestern Corp.	1,102	77,052

Oil, Gas & Consumable Fuels — 2.9%
Arch Coal, Inc., Class A	816	72,754
Cabot Oil & Gas Corp.	3,325	63,707
ConocoPhillips	1,323	78,163
CONSOL Energy, Inc.*	3,672	78,911
CVR Energy, Inc.	1,499	79,552
HollyFrontier Corp.	1,904	94,762
Peabody Energy Corp.	3,312	69,751
Phillips 66	909	93,227
Renewable Energy Group, Inc.*	4,354	59,171

		689,998

Paper & Forest Products — 1.2%
Domtar Corp.	1,765	74,924
Louisiana-Pacific Corp.	3,024	79,048
Schweitzer-Mauduit International, Inc.	1,945	66,966
Verso Corp., Class A*	3,494	56,533

		277,471

Personal Products — 0.4%
Medifast, Inc.	755	84,296

Pharmaceuticals — 2.1%
Horizon Therapeutics plc*	2,946	73,326
Jazz Pharmaceuticals plc*	618	86,137
Johnson & Johnson	618	80,476
Merck & Co., Inc.	1,129	93,695
Pfizer, Inc.	2,032	78,923
Taro Pharmaceutical Industries Ltd.	1,027	82,951

		495,508

Professional Services — 1.4%
FTI Consulting, Inc.*	1,038	108,419
Korn Ferry	1,641	64,459
Navigant Consulting, Inc.	3,122	76,052
Robert Half International, Inc.	1,249	75,452

		324,382

Road & Rail — 0.6%
ArcBest Corp.	2,513	75,214
CSX Corp.	1,103	77,651

		152,865

Semiconductors & Semiconductor Equipment — 4.0%
Cabot Microelectronics Corp.	863	104,984
Diodes, Inc.*	2,237	95,296
Intel Corp.	2,044	103,324
KLA Corp.	655	89,290
Kulicke & Soffa Industries, Inc. (Singapore)	3,617	81,853
Lam Research Corp.	440	91,789
MKS Instruments, Inc.	1,202	102,326
ON Semiconductor Corp.*	4,857	104,474
Qorvo, Inc.*	1,453	106,490
Xperi Corp.	3,504	74,810

		954,636

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Software — 2.3%
Check Point Software Technologies Ltd. (Israel)*	624	69,857
Citrix Systems, Inc.	821	77,371
Intuit, Inc.	294	81,529
LogMeIn, Inc.	894	67,917
Microsoft Corp.	667	90,892
Oracle Corp.	1,533	86,308
Progress Software Corp.	1,693	73,290

		547,164

Specialty Retail — 3.7%
Aaron’s, Inc.	1,084	68,346
Abercrombie & Fitch Co., Class A	3,792	71,782
American Eagle Outfitters, Inc.	3,671	64,940
Best Buy Co., Inc.	1,100	84,183
Dick’s Sporting Goods, Inc.	2,202	81,848
Foot Locker, Inc.	1,888	77,521
Genesco, Inc.*	1,826	71,908
Office Depot, Inc.	43,217	88,163
Rent-A-Center, Inc.*	3,252	87,902
Signet Jewelers Ltd.	3,363	61,005
Williams-Sonoma, Inc.	1,000	66,680
Zumiez, Inc.*	2,710	67,127

		891,405

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	376	80,103
NetApp, Inc.	1,455	85,103
Xerox Corp.	2,533	81,309

		246,515

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	841	78,230
Columbia Sportswear Co.	764	80,968
Crocs, Inc.*	2,979	68,070
Deckers Outdoor Corp.*	392	61,262
Ralph Lauren Corp.	638	66,499

		355,029

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.*	6,386	82,060
Radian Group, Inc.	3,834	87,415

		169,475

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	2,315	91,118

TOTAL COMMON STOCKS (Cost $14,904,599)		15,626,548

SHORT-TERM INVESTMENTS — 35.0%
INVESTMENT COMPANIES — 25.8%
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(b)(c) (Cost $6,154,539)	6,152,638	6,155,099

	Principal Amount
U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bills
1.94%, 5/21/2020(d)	2,000,000	1,967,903
1.94%, 6/18/2020(d)	247,000	242,687

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,211,581)		2,210,590

TOTAL SHORT-TERM INVESTMENTS (Cost $8,366,120)		8,365,689

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(b)(c)(Cost $58,087)	58,087	58,087

Total Investments — 100.6% (Cost $23,328,806)		24,050,324
Liabilities in Excess of Other Assets — (0.6)%		(147,309)

Net Assets — 100.0%		23,903,015

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is $56,631.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
(d)	The rate shown is the effective yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	8	08/2019	EUR	487,182	(7,827)
Hang Seng Index	1	08/2019	HKD	176,013	(5,145)
IBEX 35 Index	1	08/2019	EUR	99,189	(4,386)
DAX Index	1	09/2019	EUR	334,915	(6,152)
EURO STOXX 50 Index	14	09/2019	EUR	534,296	(2,036)
FTSE 100 Index	4	09/2019	GBP	365,578	4,841
FTSE/MIB Index	3	09/2019	EUR	354,282	75
S&P 500 E-Mini Index	4	09/2019	USD	596,700	8,174
SPI 200 Index	8	09/2019	AUD	921,009	28,980

					16,524

Short Contracts
TOPIX Index	(3)	09/2019	JPY	(429,911)	(3,856)

					(3,856)

					12,668

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	274,287	EUR	242,874	Citibank, NA	8/12/2019	5,206
EUR	14,705	USD	16,538	Citibank, NA	8/12/2019	(246)
EUR	228,169	USD	259,099	Merrill Lynch International	8/12/2019	(6,310)

Net unrealized depreciation						(1,350)

Abbreviations

EUR	Euro
USD	United States Dollar

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in GBP based on the local currencies of the positions within the swaps.	7/31/2019 - 4/30/2020	$1,370,185	$28,937	$11,883	$40,820

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	2,688	19,398	2,178	0.0	(a)

Airlines
Wizz Air Holdings plc*(b)	1,733	74,175	(1,908)	(0.0	)(a)

Capital Markets
3i Group plc	6,204	83,599	(1,568)	(0.0	)(a)

Distributors
Inchcape plc	6,911	52,357	2,403	0.0	(a)

Energy Equipment & Services
Petrofac Ltd.	13,153	66,759	(865)	(0.0	)(a)

Food Products
Greencore Group plc	30,797	80,073	(3,541)	(0.0	)(a)

Hotels, Restaurants & Leisure
Greggs plc	2,763	74,883	(6,036)	(0.0	)(a)

Household Durables
Barratt Developments plc	9,900	77,292	7,219	0.0	(a)
Bellway plc	2,376	85,644	7,572	0.1
Berkeley Group Holdings plc	1,575	74,077	2,562	0.0	(a)
Bovis Homes Group plc	5,158	65,888	2,246	0.0	(a)
Redrow plc*	9,568	65,109	2,859	0.0	(a)
Taylor Wimpey plc	33,503	65,644	1,244	0.0	(a)

	62,080	433,654	23,702	0.1

Independent Power and Renewable Electricity Producers
Drax Group plc	21,555	78,981	5,629	0.0	(a)

Media
Pearson plc	7,366	78,001	1,501	0.0	(a)

Metals & Mining
Anglo American plc	2,361	57,855	(3,992)	(0.0	)(a)
BHP Group plc	2,594	61,850	(1,178)	(0.0	)(a)
Rio Tinto plc	969	54,721	(2,581)	(0.0	)(a)

	5,924	174,426	(7,751)	(0.0	)(a)

Multi-Utilities
Centrica plc	78,569	72,330	(11,540)	(0.1)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	764	24,131	477	0.0	(a)
Tullow Oil plc	10,766	25,226	(2,729)	(0.0	)(a)

	11,530	49,357	(2,252)	(0.0	)(a)

Personal Products
Unilever plc	1,375	82,723	(1,301)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	803	17,914	347	0.0	(a)

Software
Avast plc(b)	20,183	82,425	3,111	0.0	(a)
AVEVA Group plc	1,732	83,674	505	0.0	(a)
Micro Focus International plc*	3,575	75,304	(978)	(0.0	)(a)
Sage Group plc (The)	8,042	70,129	(9,464)	(0.0	)(a)

	33,532	311,532	(6,826)	(0.0	)(a)

Tobacco
Imperial Brands plc	3,200	81,216	2,946	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Trading Companies & Distributors
Travis Perkins plc	4,127	68,323	7,076	0.0	(a)

Wireless Telecommunication Services
Vodafone Group plc	42,341	77,060	8,985	0.0	(a)

Total Long Positions of Total Return Basket Swaps	336,651	1,976,761	11,179	0.0	(a)

Short Positions
Common Stocks
Capital Markets
Schroders plc	(1,314)	(47,401)	323	0.0	(a)
St James’s Place plc	(3,733)	(44,545)	7,259	0.0	(a)

	(5,047)	(91,946)	7,582	0.0	(a)

Chemicals
Johnson Matthey plc	(1,380)	(53,809)	1,364	0.0	(a)

Electrical Equipment
Melrose Industries plc	(6,437)	(14,528)	(682)	(0.0	)(a)

Entertainment
Entertainment One Ltd.	(10,681)	(57,041)	1,635	0.0	(a)

Health Care Providers & Services
NMC Health plc	(612)	(18,276)	(1,443)	(0.0	)(a)

Industrial Conglomerates
DCC plc	(673)	(56,753)	(511)	(0.0	)(a)

Insurance
Beazley plc	(8,544)	(59,671)	(2,045)	(0.0	)(a)

Machinery
Weir Group plc (The)	(2,366)	(42,774)	304	0.0	(a)

Media
ITV plc	(30,266)	(40,652)	(624)	(0.0	)(a)

Metals & Mining
Fresnillo plc	(5,372)	(38,773)	18,563	0.1

Multiline Retail
B&M European Value Retail SA	(11,956)	(53,666)	(5,058)	(0.0	)(a)

Pharmaceuticals
Dechra Pharmaceuticals plc	(1,666)	(59,504)	(1,585)	(0.0	)(a)

Professional Services
Capita plc	(9,813)	(13,840)	(443)	(0.0	)(a)

Real Estate Management & Development
Capital & Counties Properties plc	(2,222)	(5,343)	701	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(97,035)	(606,576)	17,758	0.1

Total of Long and Short Positions of Total Return Basket Swaps	239,616	1,370,185	28,937	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	11/5/2020	$(8,095,139)	$41,092	$16,332	$57,424

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
BWX Technologies, Inc.	(1,179)	(63,560)	(2,252)	(0.0	)(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(426)	(9,930)	(166)	(0.0	)(a)
FedEx Corp.	(278)	(47,407)	(2,930)	(0.0	)(a)

	(704)	(57,337)	(3,096)	(0.0	)(a)

Airlines
American Airlines Group, Inc.	(767)	(23,401)	1,864	0.0	(a)

Auto Components
Cooper-Standard Holdings, Inc.*	(1,028)	(50,865)	(5,695)	(0.0	)(a)
Veoneer, Inc.*	(2,198)	(39,894)	(3,891)	(0.0	)(a)

	(3,226)	(90,759)	(9,586)	(0.0	)(a)

Beverages
Coca-Cola Consolidated, Inc.	(190)	(55,770)	3,437	0.0	(a)
Constellation Brands, Inc.	(262)	(51,567)	1,040	0.0	(a)
National Beverage Corp.	(1,445)	(62,901)	(2,623)	(0.0	)(a)

	(1,897)	(170,238)	1,854	0.0	(a)

Capital Markets
Cboe Global Markets, Inc.	(116)	(12,680)	277	0.0	(a)
Charles Schwab Corp. (The)	(1,352)	(58,433)	(4,813)	(0.0	)(a)
Interactive Brokers Group, Inc.	(1,118)	(57,309)	1,498	0.0	(a)
Northern Trust Corp.	(643)	(63,014)	(4,874)	(0.1)
SEI Investments Co.	(959)	(57,147)	(3,414)	(0.0	)(a)
WisdomTree Investments, Inc.	(1,623)	(10,063)	179	0.0	(a)

	(5,811)	(258,646)	(11,147)	(0.1)

Chemicals
Albemarle Corp.	(288)	(21,013)	(711)	(0.0	)(a)
DuPont de Nemours, Inc.	(554)	(39,977)	(1,391)	(0.0	)(a)
Orion Engineered Carbons SA	(2,354)	(45,856)	(306)	(0.0	)(a)
RPM International, Inc.	(751)	(50,940)	(5,272)	(0.0	)(a)
Sensient Technologies Corp.	(620)	(42,265)	2,982	0.0	(a)

	(4,567)	(200,051)	(4,698)	(0.0	)(a)

Commercial Services & Supplies
Brink’s Co. (The)	(610)	(54,998)	(2,782)	(0.0	)(a)
Stericycle, Inc.*	(1,089)	(50,050)	207	0.0	(a)
US Ecology, Inc.	(857)	(54,531)	(2,080)	(0.0	)(a)

	(2,556)	(159,579)	(4,655)	(0.0	)(a)

Communications Equipment
Extreme Networks, Inc.*	(2,610)	(21,245)	(4,019)	(0.0	)(a)
Infinera Corp.*	(19,668)	(75,919)	(18,685)	(0.1)
NETGEAR, Inc.*	(1,737)	(58,798)	(13,618)	(0.1)
ViaSat, Inc.*	(607)	(49,525)	1,202	0.0	(a)

	(24,622)	(205,487)	(35,120)	(0.2)

Construction & Engineering
Dycom Industries, Inc.*	(1,248)	(68,840)	1,223	0.0	(a)
Fluor Corp.	(1,656)	(53,836)	1,101	0.0	(a)
WillScot Corp.*	(4,193)	(66,753)	(2,222)	(0.0	)(a)

	(7,097)	(189,429)	102	0.0	(a)

Construction Materials
Martin Marietta Materials, Inc.	(207)	(51,284)	(4,500)	(0.0	)(a)
Summit Materials, Inc.*	(1,188)	(21,907)	(12)	(0.0	)(a)
Vulcan Materials Co.	(347)	(48,007)	(496)	(0.0	)(a)

	(1,742)	(121,198)	(5,008)	(0.0	)(a)

Consumer Finance
Green Dot Corp.*	(1,174)	(59,510)	(1,972)	(0.0	)(a)
LendingClub Corp.*	(3,278)	(48,449)	4,130	0.0	(a)
PRA Group, Inc.*	(2,132)	(66,369)	(6,545)	(0.0	)(a)

	(6,584)	(174,328)	(4,387)	(0.0	)(a)

Containers & Packaging
Crown Holdings, Inc.*	(784)	(50,184)	(2,352)	(0.0	)(a)
Graphic Packaging Holding Co.	(3,926)	(58,340)	(3,219)	(0.0	)(a)

	(4,710)	(108,524)	(5,571)	(0.0	)(a)

Diversified Telecommunication Services
GCI Liberty, Inc.*	(931)	(55,609)	3,547	0.0	(a)
Iridium Communications, Inc.*	(2,115)	(53,805)	(1,544)	(0.0	)(a)

	(3,046)	(109,414)	2,003	0.0	(a)

Electric Utilities
Alliant Energy Corp.	(1,202)	(59,547)	998	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Electronic Equipment, Instruments & Components
Flex Ltd.*	(6,196)	(69,085)	(8,922)	(0.0	)(a)
Itron, Inc.*	(1,048)	(64,976)	(566)	(0.0	)(a)
nLight, Inc.*	(2,169)	(35,658)	868	0.0	(a)
Rogers Corp.*	(437)	(69,335)	4,160	0.0	(a)

	(9,850)	(239,054)	(4,460)	(0.0	)(a)

Energy Equipment & Services
Core Laboratories NV	(896)	(44,952)	3,288	0.0	(a)
McDermott International, Inc.*	(6,691)	(42,956)	27,366	0.1
Nabors Industries Ltd.	(25,334)	(74,989)	(10,151)	(0.0	)(a)
Oceaneering International, Inc.*	(3,206)	(49,533)	14,879	0.1
Oil States International, Inc.*	(3,424)	(51,086)	5,479	0.0	(a)
Valaris plc	(7,689)	(62,973)	(1,730)	(0.0	)(a)

	(47,240)	(326,489)	39,131	0.2

Entertainment
Netflix, Inc.*	(144)	(46,511)	8,353	0.0	(a)
Spotify Technology SA*	(409)	(63,370)	(1,464)	(0.0	)(a)

	(553)	(109,881)	6,889	0.0	(a)

Food & Staples Retailing
PriceSmart, Inc.	(975)	(59,475)	(5,382)	(0.0	)(a)

Food Products
Hain Celestial Group, Inc. (The)*	(2,424)	(52,771)	388	0.0	(a)
Kraft Heinz Co. (The)	(742)	(23,751)	(527)	(0.0	)(a)

	(3,166)	(76,522)	(139)	(0.0	)(a)

Gas Utilities
Northwest Natural Holding Co.	(867)	(61,921)	(1,032)	(0.0	)(a)
South Jersey Industries, Inc.	(1,795)	(61,120)	(467)	(0.0	)(a)
Southwest Gas Holdings, Inc.	(29)	(2,578)	63	0.0	(a)

	(2,691)	(125,619)	(1,436)	(0.0	)(a)

Health Care Equipment & Supplies
ABIOMED, Inc.*	(224)	(62,397)	(588)	(0.0	)(a)
Avanos Medical, Inc.*	(1,293)	(52,651)	4,073	0.0	(a)
Axogen, Inc.*	(2,673)	(48,061)	5,426	0.0	(a)
Heska Corp.*	(655)	(52,492)	1,743	0.0	(a)
Insulet Corp.*	(594)	(73,026)	(606)	(0.0	)(a)
Nevro Corp.*	(918)	(61,378)	(3,057)	(0.0	)(a)
Penumbra, Inc.*	(30)	(5,028)	73	0.0	(a)
ViewRay, Inc.*	(27)	(242)	6	0.0	(a)
Wright Medical Group NV*	(1,898)	(54,776)	(3,701)	(0.0	)(a)

	(8,312)	(410,051)	3,369	0.0	(a)

Health Care Providers & Services
Guardant Health, Inc.*	(643)	(60,436)	(3,305)	(0.0	)(a)
R1 RCM, Inc.*	(4,624)	(58,170)	1,341	0.0	(a)

	(5,267)	(118,606)	(1,964)	(0.0	)(a)

Health Care Technology
Evolent Health, Inc.*	(4,756)	(32,436)	2,093	0.0	(a)
Tabula Rasa HealthCare, Inc.*	(1,068)	(64,368)	(3,135)	(0.0	)(a)
Vocera Communications, Inc.*	(1,637)	(42,022)	7,465	0.0	(a)

	(7,461)	(138,826)	6,423	0.0	(a)

Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc.*	(1,483)	(48,494)	(1,201)	(0.0	)(a)
MGM Resorts International	(1,674)	(50,253)	(1,490)	(0.0	)(a)
PlayAGS, Inc.*	(2,906)	(54,517)	6,364	0.0	(a)
Red Rock Resorts, Inc.	(248)	(5,168)	295	0.0	(a)
Scientific Games Corp.*	(3,002)	(61,391)	(630)	(0.0	)(a)
Wynn Resorts Ltd.	(356)	(46,305)	96	0.0	(a)

	(9,669)	(266,128)	3,434	0.0	(a)

Household Durables
Cavco Industries, Inc.*	(355)	(62,959)	(7,231)	(0.0	)(a)
iRobot Corp.*	(240)	(17,544)	4,231	0.0	(a)
LGI Homes, Inc.*	(767)	(53,913)	1,580	0.0	(a)
Mohawk Industries, Inc.*	(133)	(16,584)	3,180	0.0	(a)
Sonos, Inc.*	(4,860)	(52,731)	(535)	(0.0	)(a)

	(6,355)	(203,731)	1,225	0.0	(a)

Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.	(935)	(61,289)	(3,207)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Interactive Media & Services
Cargurus, Inc.*	(1,554)	(57,918)	264	0.0	(a)
Snap, Inc.*	(3,902)	(65,554)	(6,009)	(0.0	)(a)
TrueCar, Inc.*	(5,179)	(26,309)	1,865	0.0	(a)
Zillow Group, Inc.*	(1,260)	(62,798)	1,310	0.0	(a)

	(11,895)	(212,579)	(2,570)	(0.0	)(a)

Internet & Direct Marketing Retail
GrubHub, Inc.*	(639)	(43,216)	6,026	0.0	(a)
Wayfair, Inc.*	(393)	(51,546)	7,475	0.1

	(1,032)	(94,762)	13,501	0.1

Leisure Products
Polaris Industries, Inc.	(562)	(53,205)	(5,997)	(0.0	)(a)

Machinery
Alamo Group, Inc.	(588)	(57,559)	(1,499)	(0.0	)(a)
Deere & Co.	(326)	(54,002)	(1,578)	(0.0	)(a)
Evoqua Water Technologies Corp.*	(1,846)	(26,250)	(960)	(0.0	)(a)
Wabtec Corp.	(708)	(54,997)	(5,480)	(0.1)
Welbilt, Inc.*	(3,592)	(58,981)	(1,509)	(0.0	)(a)

	(7,060)	(251,789)	(11,026)	(0.1)

Media
Altice USA, Inc.*	(200)	(5,162)	(146)	(0.0	)(a)
Liberty Broadband Corp.*	(566)	(56,323)	4,352	0.0	(a)

	(766)	(61,485)	4,206	0.0	(a)

Metals & Mining
Alcoa Corp.*	(2,088)	(46,959)	251	0.0	(a)
Century Aluminum Co.*	(7,002)	(50,345)	(2,031)	(0.0	)(a)
Coeur Mining, Inc.*	(10,399)	(47,836)	416	0.0	(a)
Constellium SE*	(330)	(3,963)	(591)	(0.0	)(a)
Hecla Mining Co.	(20,411)	(37,760)	(2,245)	(0.0	)(a)

	(40,230)	(186,863)	(4,200)	(0.0	)(a)

Multi-Utilities
NiSource, Inc.	(1,996)	(59,261)	(379)	(0.0	)(a)
Sempra Energy	(458)	(62,027)	1,937	0.0	(a)

	(2,454)	(121,288)	1,558	0.0	(a)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(2,273)	(34,800)	9,660	0.1
Centennial Resource Development, Inc.*	(8,430)	(50,158)	13,404	0.1
Cheniere Energy, Inc.*	(879)	(57,267)	2,837	0.0	(a)
Concho Resources, Inc.	(552)	(53,919)	2,937	0.0	(a)
Extraction Oil & Gas, Inc.*	(6,586)	(24,434)	3,622	0.0	(a)
Golar LNG Ltd.	(1,593)	(26,985)	2,406	0.0	(a)
Matador Resources Co.*	(1,241)	(21,879)	2,668	0.0	(a)
Noble Energy, Inc.	(2,811)	(62,067)	675	0.0	(a)
Oasis Petroleum, Inc.*	(12,930)	(62,969)	3,883	0.0	(a)
Parsley Energy, Inc.*	(3,210)	(53,254)	6,773	0.0	(a)
Penn Virginia Corp.*	(1,299)	(44,478)	(4,949)	(0.0	)(a)
SM Energy Co.	(5,091)	(50,757)	8,858	0.0	(a)
Targa Resources Corp.	(1,525)	(59,338)	4,163	0.0	(a)
WPX Energy, Inc.*	(5,770)	(60,239)	2,705	0.0	(a)

	(54,190)	(662,544)	59,642	0.2

Pharmaceuticals
Aerie Pharmaceuticals, Inc.*	(2,632)	(57,035)	7,621	0.0	(a)
Intersect ENT, Inc.*	(1,110)	(21,945)	427	0.0	(a)
Intra-Cellular Therapies, Inc.*	(1,121)	(9,360)	3,083	0.0	(a)
MyoKardia, Inc.*	(1,104)	(60,091)	(4,891)	(0.0	)(a)
Revance Therapeutics, Inc.*	(2,675)	(33,652)	(615)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(795)	(17,021)	3,856	0.0	(a)
Zogenix, Inc.*	(942)	(45,376)	(396)	(0.0	)(a)

	(10,379)	(244,480)	9,085	0.0	(a)

Professional Services
TransUnion	(786)	(65,073)	(6,634)	(0.0	)(a)

Road & Rail
AMERCO	(159)	(61,533)	(2,361)	(0.0	)(a)
Avis Budget Group, Inc.*	(1,692)	(61,572)	(2,758)	(0.0	)(a)
Hertz Global Holdings, Inc.*	(3,383)	(52,504)	643	0.0	(a)
JB Hunt Transport Services, Inc.	(501)	(51,287)	(7,385)	(0.1)

	(5,735)	(226,896)	(11,861)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(1,902)	(57,916)	6,353	0.0	(a)
Brooks Automation, Inc.	(1,463)	(56,764)	219	0.0	(a)
Cree, Inc.*	(273)	(16,975)	(669)	(0.0	)(a)
MACOM Technology Solutions Holdings, Inc.*	(1,872)	(36,729)	(5,691)	(0.0	)(a)
NVIDIA Corp.	(118)	(19,909)	(1,022)	(0.0	)(a)
Silicon Laboratories, Inc.*	(510)	(57,227)	(4,136)	(0.0	)(a)

	(6,138)	(245,520)	(4,946)	(0.0	)(a)

Software
2U, Inc.*	(1,522)	(19,481)	40,166	0.2
8x8, Inc.*	(2,293)	(55,422)	1,697	0.0	(a)
Appian Corp.*	(1,550)	(60,899)	(1,131)	(0.0	)(a)
Autodesk, Inc.*	(310)	(48,413)	5,137	0.0	(a)
Benefitfocus, Inc.*	(2,003)	(50,055)	2,243	0.0	(a)
Box, Inc.*	(2,994)	(49,521)	2,665	0.0	(a)
Cloudera, Inc.*	(9,841)	(58,849)	(8,168)	(0.0	)(a)
FireEye, Inc.*	(7)	(105)	5	0.0	(a)
ForeScout Technologies, Inc.*	(1,827)	(68,257)	438	0.0	(a)
HubSpot, Inc.*	(361)	(64,518)	18	0.0	(a)
Instructure, Inc.*	(1,255)	(49,811)	7,442	0.0	(a)
Nutanix, Inc.*	(2,220)	(50,394)	7,037	0.0	(a)
PROS Holdings, Inc.*	(896)	(64,834)	(4,579)	(0.0	)(a)
Q2 Holdings, Inc.*	(826)	(65,973)	—	0.0
RingCentral, Inc.*	(484)	(68,718)	(9,482)	(0.0	)(a)
Varonis Systems, Inc.*	(935)	(67,236)	(7,517)	(0.0	)(a)
Yext, Inc.*	(2,717)	(56,541)	(435)	(0.0	)(a)
Zuora, Inc.*	(3,903)	(58,584)	4,413	0.0	(a)

	(35,944)	(957,611)	39,949	0.2

Specialty Retail
CarMax, Inc.*	(559)	(49,058)	(196)	(0.0	)(a)
Carvana Co.*	(829)	(52,691)	3,391	0.0	(a)
Floor & Decor Holdings, Inc.*	(799)	(31,281)	3,052	0.0	(a)
National Vision Holdings, Inc.*	(698)	(22,050)	(544)	(0.0	)(a)

	(2,885)	(155,080)	5,703	0.0	(a)

Technology Hardware, Storage & Peripherals
3D Systems Corp.*	(7,195)	(64,899)	432	0.0	(a)
Pure Storage, Inc.*	(3,516)	(53,232)	1,863	0.0	(a)

	(10,711)	(118,131)	2,295	0.0	(a)

Tobacco
Vector Group Ltd.	(1,300)	(15,015)	(2,574)	(0.0	)(a)

Trading Companies & Distributors
Herc Holdings, Inc.*	(1,146)	(51,730)	(2,899)	(0.0	)(a)
SiteOne Landscape Supply, Inc.*	(808)	(59,687)	(6,052)	(0.0	)(a)

	(1,954)	(111,417)	(8,951)	(0.0	)(a)

Water Utilities
American Water Works Co., Inc.	(537)	(61,637)	2,110	0.0	(a)
Aqua America, Inc.	(35)	(1,468)	(10)	(0.0	)(a)
California Water Service Group	(1,170)	(62,466)	(2,106)	(0.0	)(a)
SJW Group	(904)	(58,661)	(1,266)	(0.0	)(a)

	(2,646)	(184,232)	(1,272)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(368,851)	(8,095,139)	41,092	0.2

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	11/5/2020	$(188,457)	$(226)	$(1,612)	$(1,838)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Methanex Corp.	1,034	40,700	(3,605)	(0.0	)(a)

IT Services
CGI, Inc.*	852	65,575	(390)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Parex Resources, Inc.*	497	8,496	490	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	1,807	66,691	6,056	0.0	(a)

Total Long Positions of Total Return Basket Swaps	4,190	181,462	2,551	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(25,554)	(43,952)	(950)	(0.0	)(a)

Construction & Engineering
SNC-Lavalin Group, Inc.	(864)	(13,669)	2,562	0.0	(a)

Containers & Packaging
CCL Industries, Inc.	(939)	(46,957)	(193)	(0.0	)(a)

Diversified Financial Services
Onex Corp.	(73)	(4,410)	107	0.0	(a)

Food Products
Premium Brands Holdings Corp.	(818)	(59,531)	(1,619)	(0.0	)(a)

Gas Utilities
AltaGas Ltd.	(1,609)	(24,639)	(146)	(0.0	)(a)

Metals & Mining
Agnico Eagle Mines Ltd.	(963)	(50,310)	(693)	(0.0	)(a)
First Quantum Minerals Ltd.	(3,161)	(29,124)	(2,631)	(0.0	)(a)
Franco-Nevada Corp.	(578)	(50,232)	(1,085)	(0.0	)(a)

	(4,702)	(129,666)	(4,409)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Keyera Corp.	(1,851)	(47,095)	1,871	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(36,410)	(369,919)	(2,777)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(32,220)	(188,457)	(226)	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in EUR based on the local currencies of the positions within the swaps.	7/31/2019 - 4/30/2020	$3,170,467	$(30,490)	$(2,225)	$(32,715)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Air France-KLM*	8,862	92,452	7,716	0.0	(a)

Automobiles
Peugeot SA	2,906	68,590	(332)	(0.0	)(a)

Chemicals
Covestro AG(b)	1,401	63,187	(522)	(0.0	)(a)
Koninklijke DSM NV	518	64,174	888	0.0	(a)

	1,919	127,361	366	0.0	(a)

Commercial Services & Supplies
Edenred	1,569	78,735	1,223	0.0	(a)
Societe BIC SA	893	62,232	(6,997)	(0.0	)(a)
SPIE SA	4,244	78,665	2,142	0.0	(a)

	6,706	219,632	(3,632)	(0.0	)(a)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	657	26,547	(378)	(0.0	)(a)
Eiffage SA	706	69,762	971	0.0	(a)
HOCHTIEF AG	146	16,544	(1,150)	(0.0	)(a)
Koninklijke BAM Groep NV	17,964	60,095	(2,387)	(0.0	)(a)

	19,473	172,948	(2,944)	(0.0	)(a)

Construction Materials
HeidelbergCement AG	1,019	73,590	(4,994)	(0.0	)(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	4,496	73,649	(3,100)	(0.0	)(a)
Koninklijke KPN NV	25,790	73,539	(2,806)	(0.0	)(a)
Telefonica SA	9,009	68,681	(5,124)	(0.0	)(a)

	39,295	215,869	(11,030)	(0.0	)(a)

Electric Utilities
Endesa SA	3,051	75,385	(2,037)	(0.0	)(a)
Enel SpA	13,611	93,108	(3,750)	(0.0	)(a)
Iberdrola SA	8,970	85,102	(448)	(0.0	)(a)
Red Electrica Corp. SA	421	7,937	(239)	(0.0	)(a)
Verbund AG	1,607	89,681	6,079	0.0	(a)

	27,660	351,213	(395)	(0.0	)(a)

Electrical Equipment
Signify NV(b)	2,628	71,421	(5,251)	(0.0	)(a)

Energy Equipment & Services
SBM Offshore NV	3,292	65,139	(610)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	534	12,129	275	0.0	(a)

Food Products
Danone SA	985	85,487	3,625	0.0	(a)

Gas Utilities
Enagas SA	4,005	87,366	1,497	0.0	(a)
Italgas SpA	1,849	11,683	(865)	(0.0	)(a)
Snam SpA	13,755	67,534	(2,519)	(0.0	)(a)

	19,609	166,583	(1,887)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Health Care Equipment & Supplies
Koninklijke Philips NV	2,184	102,453	7,125	0.0	(a)

Insurance
Ageas	1,636	87,831	861	0.0	(a)
ASR Nederland NV	1,862	69,968	(5,208)	(0.0	)(a)
AXA SA	3,390	85,388	(3,596)	(0.0	)(a)
NN Group NV	310	11,647	(533)	(0.0	)(a)
Unipol Gruppo SpA	15,997	82,059	917	0.0	(a)
UnipolSai Assicurazioni SpA	7,296	19,021	(55)	(0.0	)(a)

	30,491	355,914	(7,614)	(0.0	)(a)

Machinery
Valmet OYJ	2,983	57,923	(13,694)	(0.1)

Media
Eutelsat Communications SA	4,365	83,444	998	0.0	(a)
Mediaset Espana Comunicacion SA	6,239	36,626	(5,858)	(0.0	)(a)
ProSiebenSat.1 Media SE	5,290	68,332	(10,562)	(0.1)
Publicis Groupe SA	1,038	51,221	(1,634)	(0.0	)(a)

	16,932	239,623	(17,056)	(0.1)

Multi-Utilities
A2A SpA	44,632	78,016	(1,312)	(0.0	)(a)
Engie SA	5,689	87,551	463	0.0	(a)
Hera SpA	21,752	81,148	(3,401)	(0.0	)(a)
RWE AG	3,191	86,217	885	0.0	(a)

	75,264	332,932	(3,365)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Eni SpA	4,966	77,576	(3,306)	(0.0	)(a)
Neste OYJ	2,401	79,464	45	0.0	(a)
OMV AG	1,463	73,204	2,668	0.0	(a)
Repsol SA	5,136	81,461	3,057	0.0	(a)
Saras SpA	15,990	26,320	653	0.0	(a)

	29,956	338,025	3,117	0.0	(a)

Paper & Forest Products
UPM-Kymmene OYJ	2,702	72,832	5,870	0.0	(a)

Pharmaceuticals
Ipsen SA	708	81,276	(10,914)	(0.1)
Merck KGaA	772	78,739	(731)	(0.0	)(a)

	1,480	160,015	(11,645)	(0.1)

Real Estate Management & Development
LEG Immobilien AG	704	81,186	(955)	(0.0	)(a)
TAG Immobilien AG*	3,257	76,674	1,130	0.0	(a)

	3,961	157,860	175	0.0	(a)

Semiconductors & Semiconductor Equipment
Dialog Semiconductor plc*	2,114	94,628	11,110	0.0	(a)
Siltronic AG	1,157	90,552	13,095	0.1

	3,271	185,180	24,205	0.1

Textiles, Apparel & Luxury Goods
adidas AG	263	83,829	2,710	0.0	(a)
Christian Dior SE	55	28,517	(808)	(0.0	)(a)
Kering SA	138	71,279	(7,699)	(0.0	)(a)

	456	183,625	(5,797)	(0.0	)(a)

Transportation Infrastructure
Aena SME SA(b)	395	71,606	(4,092)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	304,963	3,980,402	(41,864)	(0.2)

Short Positions
Common Stocks
Automobiles
Daimler AG (Registered)	(889)	(46,150)	136	0.0	(a)

Banks
Bankia SA	(20,532)	(40,707)	6,845	0.1
FinecoBank Banca Fineco SpA	(5,436)	(54,077)	6,218	0.0	(a)

	(25,968)	(94,784)	13,063	0.1

Chemicals
K+S AG (Registered)	(2,695)	(43,494)	4,516	0.0	(a)

Construction & Engineering
Bouygues SA	(112)	(4,010)	(26)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Containers & Packaging
Huhtamaki OYJ	(1,156)	(43,912)	2,166	0.0	(a)

Diversified Telecommunication Services
Iliad SA	(375)	(38,769)	1,951	0.0	(a)

Food & Staples Retailing
Jeronimo Martins SGPS SA	(3,972)	(64,092)	(1,421)	(0.0	)(a)

Food Products
Kerry Group plc	(28)	(3,267)	(26)	(0.0	)(a)

Gas Utilities
Rubis SCA	(1,120)	(63,112)	(2,778)	(0.0	)(a)

Hotels, Restaurants & Leisure
Elior Group SA(b)	(2,906)	(38,004)	(423)	(0.0	)(a)

Internet & Direct Marketing Retail
Zalando SE*(b)	(420)	(19,214)	(88)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(105)	(44,915)	658	0.0	(a)

Machinery
ANDRITZ AG	(1,124)	(40,035)	(1,649)	(0.0	)(a)
GEA Group AG	(986)	(24,472)	433	0.0	(a)

	(2,110)	(64,507)	(1,216)	(0.0	)(a)

Media
Altice Europe NV*	(14,321)	(53,315)	(6,490)	(0.0	)(a)

Metals & Mining
ArcelorMittal	(226)	(3,585)	79	0.0	(a)
Outokumpu OYJ	(15,125)	(43,281)	3,133	0.0	(a)
thyssenkrupp AG	(1,918)	(24,546)	60	0.0	(a)

	(17,269)	(71,412)	3,272	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(1,740)	(19,420)	(3,065)	(0.0	)(a)
Infineon Technologies AG	(2,286)	(42,342)	(2,126)	(0.0	)(a)

	(4,026)	(61,762)	(5,191)	(0.0	)(a)

Transportation Infrastructure
Getlink SE	(3,824)	(55,216)	3,271	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(81,296)	(809,935)	11,374	0.1

Total of Long and Short Positions of Total Return Basket Swaps	223,667	3,170,467	(30,490)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.48)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	4/13/2020	$(753,305)	$(8,675)	$(2,260)	$(10,935)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
TS Tech Co. Ltd.	400	11,012	(75)	(0.0	)(a)

Chemicals
Tosoh Corp.	2,400	33,638	886	0.0	(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,500	67,696	(3,599)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,900	41,099	(831)	(0.0	)(a)
Shionogi & Co. Ltd.	1,100	60,901	(2,175)	(0.0	)(a)

	4,000	102,000	(3,006)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	3,600	63,740	(5,715)	(0.1)

Trading Companies & Distributors
ITOCHU Corp.	4,400	83,779	(145)	(0.0	)(a)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	76,728	1,040	0.0	(a)

Total Long Positions of Total Return Basket Swaps	19,500	438,593	(10,614)	(0.1)

Short Positions
Common Stocks
Chemicals
Toray Industries, Inc.	(6,100)	(41,965)	1,212	0.0	(a)

Construction & Engineering
JGC Corp.	(3,000)	(39,058)	2,405	0.0	(a)

Consumer Finance
Aiful Corp.*	(18,200)	(37,096)	1,228	0.0	(a)

Electronic Equipment, Instruments & Components
Murata Manufacturing Co. Ltd.	(700)	(32,054)	(856)	(0.0	)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(2,500)	(43,261)	(404)	(0.0	)(a)
Tsuruha Holdings, Inc.	(600)	(61,075)	(3,339)	(0.0	)(a)

	(3,100)	(104,336)	(3,743)	(0.0	)(a)

Food Products
Nissin Foods Holdings Co. Ltd.	(900)	(55,864)	1,214	0.0	(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,400)	(34,145)	(1,238)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(200)	(8,610)	196	0.0	(a)

	(1,600)	(42,755)	(1,042)	(0.0	)(a)

Household Durables
Sharp Corp.	(1,900)	(23,831)	538	0.0	(a)

Industrial Conglomerates
Toshiba Corp.	(1,800)	(57,432)	(927)	(0.0	)(a)

Interactive Media & Services
LINE Corp.*	(900)	(28,615)	(2,559)	(0.0	)(a)

IT Services
GMO internet, Inc.	(1,500)	(24,385)	2,328	0.0	(a)

Leisure Products
Sega Sammy Holdings, Inc.	(4,800)	(61,531)	(1,996)	(0.0	)(a)

Machinery
FANUC Corp.	(300)	(53,318)	709	0.0	(a)
IHI Corp.	(2,200)	(52,423)	396	0.0	(a)
Japan Steel Works Ltd. (The)	(3,100)	(53,976)	383	0.0	(a)

	(5,600)	(159,717)	1,488	0.0	(a)

Marine
Kawasaki Kisen Kaisha Ltd.	(1,900)	(24,273)	818	0.0	(a)
Nippon Yusen KK	(2,600)	(43,317)	(421)	(0.0	)(a)

	(4,500)	(67,590)	397	0.0	(a)

Metals & Mining
JFE Holdings, Inc.	(3,800)	(50,240)	2,520	0.0	(a)
Kobe Steel Ltd.	(7,200)	(46,197)	(401)	(0.0	)(a)

	(11,000)	(96,437)	2,119	0.0	(a)

Multiline Retail
Marui Group Co. Ltd.	(2,000)	(43,210)	1,108	0.0	(a)
Pan Pacific International Holdings Corp.	(700)	(44,782)	(835)	(0.0	)(a)

	(2,700)	(87,992)	273	0.0	(a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(1,700)	(58,507)	(545)	(0.0	)(a)

Road & Rail
Keio Corp.	(700)	(43,314)	2,578	0.0	(a)
Nippon Express Co. Ltd.	(900)	(50,725)	(2,651)	(0.0	)(a)
Tokyu Corp.	(3,300)	(57,786)	1,345	0.0	(a)

	(4,900)	(151,825)	1,272	0.0	(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(300)	(20,908)	(867)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(75,200)	(1,191,898)	1,939	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(55,700)	(753,305)	(8,675)	(0.1)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.20%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019 - 6/30/2020	$278,780	$(906)	$(272)	$(1,178)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Swisscom AG (Registered)	169	81,905	(314)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Landis+Gyr Group AG*	1,069	86,388	1,137	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	54	12,418	485	0.0	(a)

Health Care Providers & Services
Galenica AG(b)	1,606	82,646	629	0.0	(a)

Insurance
Zurich Insurance Group AG	246	85,567	411	0.0	(a)

Machinery
OC Oerlikon Corp. AG (Registered)*	6,300	67,430	(5,113)	(0.0	)(a)

Pharmaceuticals
Roche Holding AG	41	10,996	(346)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	9,485	427,350	(3,111)	0.0	(a)

Short Positions
Common Stocks
Chemicals
Sika AG (Registered)	(280)	(40,425)	4,754	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	(2,577)	(48,646)	(511)	(0.0	)(a)

Pharmaceuticals
Vifor Pharma AG	(402)	(59,499)	(2,038)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(3,259)	(148,570)	2,205	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	6,226	278,780	(906)	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.59)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	4/14/2020	$(356,641)	$(2,465)	$2,729	$264

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	37,412	71,901	24	0.0	(a)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	559	806	89	0.0	(a)
Whitehaven Coal Ltd.	9,494	23,793	113	0.0	(a)

	10,053	24,599	202	0.0	(a)

Total Long Positions of Total Return Basket Swaps	47,465	96,500	226	0.0	(a)

Short Positions
Common Stocks
Beverages
Treasury Wine Estates Ltd.	(4,488)	(53,963)	(4,925)	(0.0	)(a)

Building Products
Reliance Worldwide Corp. Ltd.	(23,543)	(58,995)	(918)	(0.0	)(a)

Chemicals
Nufarm Ltd.	(14,432)	(47,935)	(5,023)	(0.0	)(a)

Construction Materials
Adelaide Brighton Ltd.	(16,111)	(38,859)	6,570	0.0	(a)

Diversified Financial Services
Challenger Ltd.	(2,240)	(10,791)	(237)	(0.0	)(a)

Food Products
Costa Group Holdings Ltd.	(17,425)	(47,083)	3,976	0.0	(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(568)	(14,952)	921	0.0	(a)
Star Entertainment Grp Ltd. (The)	(6,464)	(18,244)	322	0.0	(a)

	(7,032)	(33,196)	1,243	0.0	(a)

IT Services
NEXTDC Ltd.*	(13,402)	(62,594)	(1,796)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(7,594)	(36,773)	(678)	(0.0	)(a)

Software
Xero Ltd.*	(1,430)	(62,952)	(903)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(107,697)	(453,141)	(2,691)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(60,232)	(356,641)	(2,465)	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.75)% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/14/2019 - 6/25/2029	$(484,641)	$1,343	$(21,526)	$(20,183)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	9,404	67,862	7,621	0.0	(a)

Distributors
Inchcape plc	3,516	26,637	1,222	0.0	(a)

Food Products
Tate & Lyle plc	8,409	77,014	120	0.0	(a)

Metals & Mining
Rio Tinto plc	99	5,591	(264)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc	1,940	61,275	(278)	(0.0	)(a)
Tullow Oil plc	20,081	47,052	(5,089)	(0.0	)(a)

	22,021	108,327	(5,367)	(0.0	)(a)

Pharmaceuticals
Hikma Pharmaceuticals plc	2,630	58,674	1,135	0.0	(a)

Total Long Positions of Total Return Basket Swaps	46,079	344,105	4,467	0.0	(a)

Short Positions
Common Stocks
Aerospace & Defense
BAE Systems plc	(8,564)	(56,897)	(5,744)	(0.0	)(a)

Capital Markets
Standard Life Aberdeen plc	(14,988)	(54,362)	218	0.0	(a)

Containers & Packaging
DS Smith plc	(10,150)	(43,778)	(842)	(0.0	)(a)

Diversified Telecommunication Services
BT Group plc	(22,068)	(51,691)	(51)	(0.0	)(a)

Electrical Equipment
Melrose Industries plc	(17,490)	(39,474)	(1,853)	(0.0	)(a)

Health Care Providers & Services
NMC Health plc	(1,198)	(35,776)	(2,825)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Group plc	(14,753)	(44,335)	4,221	0.0	(a)
GVC Holdings plc	(6,121)	(43,850)	1,038	0.0	(a)
TUI AG	(5,540)	(55,009)	(4,106)	(0.0	)(a)

	(26,414)	(143,194)	1,153	0.0	(a)

Insurance
Hiscox Ltd.	(2,656)	(54,672)	1,519	0.0	(a)
RSA Insurance Group plc	(8,598)	(58,478)	2,582	0.0	(a)

	(11,254)	(113,150)	4,101	0.0	(a)

Machinery
IMI plc	(4,020)	(50,900)	(2,240)	(0.0	)(a)

Media
ITV plc	(12,287)	(16,503)	(253)	(0.0	)(a)

Multi-Utilities
National Grid plc	(4,974)	(50,980)	684	0.0	(a)

Paper & Forest Products
Mondi plc	(2,059)	(44,857)	(1,176)	(0.0	)(a)

Professional Services
Capita plc	(25,486)	(35,944)	(1,151)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Real Estate Management & Development
Capital & Counties Properties plc	(15,886)	(38,197)	5,009	0.0	(a)

Water Utilities
Severn Trent plc	(2,169)	(53,043)	1,846	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(179,007)	(828,746)	(3,124)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(132,928)	(484,641)	1,343	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (7.26)% to (0.20)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/25/2028 - 6/22/2029	$(2,831,958)	$1,116	$(114,208)	$(113,092)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(797)	(52,761)	948	0.0	(a)
Kratos Defense & Security Solutions, Inc.*	(2,363)	(58,248)	(1,276)	(0.0	)(a)
Mercury Systems, Inc.*	(747)	(60,896)	(8,904)	(0.0	)(a)

	(3,907)	(171,905)	(9,232)	(0.0	)(a)

Air Freight & Logistics
Air Transport Services Group, Inc.*	(2,229)	(51,958)	(869)	(0.0	)(a)

Airlines
American Airlines Group, Inc.	(820)	(25,018)	1,993	0.0	(a)

Auto Components
Veoneer, Inc.*	(1,031)	(18,713)	(1,825)	(0.0	)(a)

Beverages
Brown-Forman Corp.	(1,091)	(59,798)	1,680	0.0	(a)
MGP Ingredients, Inc.	(946)	(47,290)	18,107	0.1

	(2,037)	(107,088)	19,787	0.1

Capital Markets
Cboe Global Markets, Inc.	(422)	(46,129)	1,008	0.0	(a)
WisdomTree Investments, Inc.	(6,343)	(39,326)	698	0.0	(a)

	(6,765)	(85,455)	1,706	0.0	(a)

Chemicals
Albemarle Corp.	(422)	(30,789)	(1,042)	(0.0	)(a)
Dow, Inc.	(950)	(46,018)	(846)	(0.0	)(a)
DuPont de Nemours, Inc.	(101)	(7,288)	(254)	(0.0	)(a)
GCP Applied Technologies, Inc.*	(1,978)	(43,575)	218	0.0	(a)
International Flavors & Fragrances, Inc.	(311)	(44,781)	(451)	(0.0	)(a)

	(3,762)	(172,451)	(2,375)	(0.0	)(a)

Communications Equipment
Extreme Networks, Inc.*	(7,521)	(61,221)	(11,582)	(0.1)
Infinera Corp.*	(493)	(1,903)	(469)	(0.0	)(a)

	(8,014)	(63,124)	(12,051)	(0.1)

Construction Materials
Summit Materials, Inc.*	(1,466)	(27,033)	(15)	(0.0	)(a)

Containers & Packaging
AptarGroup, Inc.	(382)	(46,230)	978	0.0	(a)

Electrical Equipment
GrafTech International Ltd.	(4,423)	(50,643)	(752)	(0.0	)(a)

Electronic Equipment, Instruments & Components
nLight, Inc.*	(786)	(12,922)	314	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Energy Equipment & Services
Diamond Offshore Drilling, Inc.*	(7,184)	(64,943)	2,012	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc.	(2,404)	(56,518)	673	0.0	(a)

Food Products
Kraft Heinz Co. (The)	(1,006)	(32,202)	(714)	(0.0	)(a)

Gas Utilities
Southwest Gas Holdings, Inc.	(660)	(58,681)	1,419	0.0	(a)

Health Care Equipment & Supplies
iRhythm Technologies, Inc.*	(753)	(62,605)	(1,626)	(0.0	)(a)
Penumbra, Inc.*	(360)	(60,336)	875	0.0	(a)
ViewRay, Inc.*	(7,171)	(64,252)	1,649	0.0	(a)

	(8,284)	(187,193)	898	0.0	(a)

Health Care Technology
Evolent Health, Inc.*	(2,410)	(16,436)	1,060	0.0	(a)
Teladoc Health, Inc.*	(855)	(58,345)	1,197	0.0	(a)

	(3,265)	(74,781)	2,257	0.0	(a)

Hotels, Restaurants & Leisure
Red Rock Resorts, Inc.	(1,949)	(40,617)	2,319	0.0	(a)
Shake Shack, Inc.*	(638)	(47,633)	(982)	(0.0	)(a)

	(2,587)	(88,250)	1,337	0.0	(a)

Household Durables
iRobot Corp.*	(272)	(19,883)	4,795	0.0	(a)
Mohawk Industries, Inc.*	(180)	(22,444)	4,304	0.0	(a)
Roku, Inc.*	(553)	(57,142)	94	0.0	(a)

	(1,005)	(99,469)	9,193	0.0	(a)

Insurance
Markel Corp.*	(53)	(59,038)	408	0.0	(a)

Interactive Media & Services
TrueCar, Inc.*	(3,793)	(19,268)	1,365	0.0	(a)

Internet & Direct Marketing Retail
Farfetch Ltd.*	(2,248)	(45,185)	(607)	(0.0	)(a)

IT Services
InterXion Holding NV*	(922)	(69,427)	1,899	0.0	(a)

Machinery
Evoqua Water Technologies Corp.*	(2,082)	(29,606)	(1,082)	(0.0	)(a)
REV Group, Inc.	(4,352)	(63,409)	(2,829)	(0.0	)(a)

	(6,434)	(93,015)	(3,911)	(0.0	)(a)

Marine
Kirby Corp.*	(666)	(52,188)	(2,304)	(0.0	)(a)

Media
Altice USA, Inc.*	(2,143)	(55,311)	(1,564)	(0.0	)(a)

Metals & Mining
Coeur Mining, Inc.*	(2,779)	(12,784)	111	0.0	(a)
Constellium SE*	(4,369)	(52,472)	(7,821)	(0.1)
Hecla Mining Co.	(6,566)	(12,147)	(722)	(0.0	)(a)
United States Steel Corp.	(3,413)	(51,297)	(5,324)	(0.0	)(a)

	(17,127)	(128,700)	(13,756)	(0.1)

Oil, Gas & Consumable Fuels
California Resources Corp.*	(931)	(14,254)	3,956	0.0	(a)
Extraction Oil & Gas, Inc.*	(5,547)	(20,579)	3,051	0.0	(a)
Golar LNG Ltd.	(1,763)	(29,865)	2,662	0.0	(a)
Matador Resources Co.*	(2,024)	(35,683)	4,352	0.1

	(10,265)	(100,381)	14,021	0.1

Pharmaceuticals
Intersect ENT, Inc.*	(1,797)	(35,527)	2,498	0.0	(a)
Intra-Cellular Therapies, Inc.*	(3,378)	(28,206)	9,289	0.0	(a)
Revance Therapeutics, Inc.*	(2,476)	(31,148)	(569)	(0.0	)(a)
Theravance Biopharma, Inc.*	(3,390)	(70,681)	(11,662)	(0.0	)(a)
WaVe Life Sciences Ltd.*	(1,277)	(27,341)	6,193	0.0	(a)
Zogenix, Inc.*	(494)	(23,796)	(207)	(0.0	)(a)

	(12,812)	(216,699)	5,542	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Semiconductors & Semiconductor Equipment
Cree, Inc.*	(791)	(49,185)	(1,938)	(0.0	)(a)
First Solar, Inc.*	(874)	(56,364)	1,547	0.0	(a)
MACOM Technology Solutions Holdings, Inc.*	(1,549)	(30,391)	(4,709)	(0.0	)(a)
Marvell Technology Group Ltd.	(2,124)	(55,776)	(2,464)	(0.0	)(a)
NVIDIA Corp.	(285)	(48,085)	(2,468)	(0.0	)(a)

	(5,623)	(239,801)	(10,032)	(0.0	)(a)

Software
Avalara, Inc.*	(718)	(58,503)	129	0.0	(a)
FireEye, Inc.*	(3,445)	(51,675)	2,308	0.0	(a)

	(4,163)	(110,178)	2,437	0.0	(a)

Specialty Retail
Floor & Decor Holdings, Inc.*	(394)	(15,425)	1,505	0.0	(a)
National Vision Holdings, Inc.*	(823)	(25,999)	(642)	(0.0	)(a)

	(1,217)	(41,424)	863	0.0	(a)

Tobacco
Vector Group Ltd.	(3,803)	(43,925)	(7,530)	(0.0	)(a)

Water Utilities
Aqua America, Inc.	(1,498)	(62,841)	(449)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(134,784)	(2,831,958)	1,116	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.61)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 - 6/22/2029	$299,269	$(1,210)	$(21,583)	$(22,793)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Methanex Corp.	387	15,233	(1,349)	(0.0	)(a)

Food & Staples Retailing
Empire Co. Ltd.	3,862	102,212	5,419	0.0	(a)

Insurance
iA Financial Corp., Inc.	2,185	87,678	(1,231)	(0.0	)(a)
Power Financial Corp.	3,440	75,301	(3,071)	(0.0	)(a)

	5,625	162,979	(4,302)	(0.0	)(a)

IT Services
CGI, Inc.*	315	24,244	(144)	(0.0	)(a)

Media
Quebecor, Inc.	3,508	79,474	(5,800)	(0.0	)(a)

Metals & Mining
Teck Resources Ltd.	3,425	70,067	(2,941)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	2,890	79,137	(1,494)	(0.0	)(a)
Parex Resources, Inc.*	4,635	79,228	4,565	0.0	(a)
Suncor Energy, Inc.	2,542	72,940	(8,774)	(0.0	)(a)

	10,067	231,305	(5,703)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	2,174	85,622	1,991	0.0	(a)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	809	29,858	2,711	0.0	(a)

Trading Companies & Distributors
Toromont Industries Ltd.	1,543	77,396	4,253	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Total Long Positions of Total Return Basket Swaps	31,715	878,390	(5,865)	0.0	(a)

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(1,465)	(23,177)	4,345	0.0	(a)

Diversified Financial Services
Onex Corp.	(855)	(51,651)	1,258	0.0	(a)

Gas Utilities
AltaGas Ltd.	(2,703)	(41,391)	(245)	(0.0	)(a)

Metals & Mining
First Quantum Minerals Ltd.	(2,222)	(20,473)	(1,849)	(0.0	)(a)
Kinross Gold Corp.*	(12,870)	(52,073)	461	0.0	(a)
Yamana Gold, Inc.	(21,125)	(62,424)	(7,441)	(0.0	)(a)

	(36,217)	(134,970)	(8,829)	(0.0	)(a)

Multiline Retail
Dollarama, Inc.	(1,269)	(47,018)	298	0.0	(a)

Multi-Utilities
Canadian Utilities Ltd.	(2,117)	(57,649)	1,284	0.0	(a)

Oil, Gas & Consumable Fuels
Inter Pipeline Ltd.	(3,757)	(63,224)	(35)	(0.0	)(a)
Vermilion Energy, Inc.	(2,796)	(50,102)	10,630	0.0	(a)

	(6,553)	(113,326)	10,595	0.0	(a)

Software
BlackBerry Ltd.*	(6,567)	(47,916)	(1,901)	(0.0	)(a)
Kinaxis, Inc.*	(986)	(62,023)	(2,150)	(0.0	)(a)

	(7,553)	(109,939)	(4,051)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(58,732)	(579,121)	4,655	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(27,017)	299,269	(1,210)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (6.00)% to 0.30%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/14/2019 - 6/27/2029	$(1,370,572)	$(48,097)	$(27,188)	$(75,285)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
ACS Actividades de Construccion y Servicios SA	1,289	52,084	(742)	(0.0	)(a)
HOCHTIEF AG	402	45,554	(3,167)	(0.0	)(a)

	1,691	97,638	(3,909)	(0.0	)(a)

Electric Utilities
Red Electrica Corp. SA	3,120	58,824	(1,771)	(0.0	)(a)
Terna Rete Elettrica Nazionale SpA	13,136	79,997	(4,266)	(0.1)

	16,256	138,821	(6,037)	(0.1)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	2,480	56,328	1,280	0.0	(a)

Gas Utilities
Italgas SpA	11,590	73,234	(5,420)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
NN Group NV	1,564	58,761	(2,687)	(0.0	)(a)
UnipolSai Assicurazioni SpA	24,432	63,695	(184)	(0.0	)(a)

	25,996	122,456	(2,871)	(0.0	)(a)

Media
Mediaset Espana Comunicacion SA	4,163	24,439	(3,909)	(0.0	)(a)
Publicis Groupe SA	698	34,443	(2,071)	(0.0	)(a)

	4,861	58,882	(5,980)	(0.0	)(a)

Oil, Gas & Consumable Fuels
OMV AG	215	10,758	392	0.0	(a)
Saras SpA	29,267	48,175	1,228	0.0	(a)

	29,482	58,933	1,620	0.0	(a)

Pharmaceuticals
UCB SA	992	77,353	(3,702)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Siltronic AG	111	8,687	1,256	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE	102	52,886	(1,499)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	93,561	745,218	(25,262)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Thales SA	(431)	(48,562)	898	0.0	(a)

Air Freight & Logistics
PostNL NV	(34,547)	(59,137)	1,087	0.0	(a)

Automobiles
Bayerische Motoren Werke AG	(638)	(47,200)	(847)	(0.0	)(a)

Chemicals
BASF SE	(666)	(44,212)	101	0.0	(a)
Umicore SA	(1,483)	(46,423)	(2,494)	(0.0	)(a)
Wacker Chemie AG	(660)	(48,764)	(1,630)	(0.0	)(a)

	(2,809)	(139,399)	(4,023)	(0.0	)(a)

Communications Equipment
Nokia OYJ	(9,916)	(53,444)	(4,637)	(0.0	)(a)

Construction & Engineering
Bouygues SA	(1,499)	(53,663)	(351)	(0.0	)(a)
Ferrovial SA	(1,947)	(50,649)	(1,659)	(0.0	)(a)

	(3,446)	(104,312)	(2,010)	(0.0	)(a)

Diversified Financial Services
Groupe Bruxelles Lambert SA	(596)	(56,188)	578	0.0	(a)
Wendel SA	(454)	(62,555)	(1,956)	(0.0	)(a)

	(1,050)	(118,743)	(1,378)	(0.0	)(a)

Diversified Telecommunication Services
Cellnex Telecom SA(b)	(1,889)	(70,646)	(449)	(0.0	)(a)
Iliad SA	(152)	(15,714)	791	0.0	(a)
Masmovil Ibercom SA*	(2,836)	(64,359)	2,068	0.0	(a)
United Internet AG (Registered)	(1,673)	(49,624)	4,291	0.0	(a)

	(6,550)	(200,343)	6,701	0.0	(a)

Electric Utilities
Fortum OYJ	(2,843)	(65,217)	(3,186)	(0.0	)(a)

Electrical Equipment
Prysmian SpA	(2,939)	(60,504)	(797)	(0.0	)(a)

Energy Equipment & Services
Tenaris SA	(4,620)	(57,884)	3,494	0.0	(a)

Food Products
Kerry Group plc	(504)	(58,806)	(458)	(0.0	)(a)

Health Care Providers & Services
Orpea	(463)	(57,846)	(2,718)	(0.0	)(a)

Hotels, Restaurants & Leisure
Accor SA	(1,280)	(57,103)	(3,224)	(0.0	)(a)
Autogrill SpA	(4,487)	(47,426)	(307)	(0.0	)(a)
Elior Group SA(b)	(1,374)	(17,969)	(200)	(0.0	)(a)
Flutter Entertainment plc	(545)	(43,185)	1,407	0.0	(a)

	(7,686)	(165,683)	(2,324)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Industrial Conglomerates
Rheinmetall AG	(542)	(61,502)	821	0.0	(a)

Internet & Direct Marketing Retail
Delivery Hero SE*(b)	(1,034)	(49,669)	(4,472)	(0.0	)(a)
Rocket Internet SE*(b)	(2,060)	(57,960)	(1,971)	(0.0	)(a)
Zalando SE*(b)	(734)	(33,578)	(154)	(0.0	)(a)

	(3,828)	(141,207)	(6,597)	(0.0	)(a)

Life Sciences Tools & Services
Eurofins Scientific SE	(19)	(8,127)	119	0.0	(a)

Machinery
ANDRITZ AG	(493)	(17,560)	(723)	(0.0	)(a)
Fincantieri SpA	(44,790)	(46,265)	4,102	0.0	(a)
GEA Group AG	(920)	(22,834)	404	0.0	(a)
Metso OYJ	(1,518)	(58,330)	(126)	(0.0	)(a)
Wartsila OYJ Abp	(3,148)	(39,550)	2,727	0.0	(a)

	(50,869)	(184,539)	6,384	0.0	(a)

Media
Altice Europe NV*	(4,939)	(18,387)	(2,238)	(0.0	)(a)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,757)	(50,301)	860	0.0	(a)
ArcelorMittal	(2,419)	(38,374)	845	0.0	(a)
thyssenkrupp AG	(1,448)	(18,531)	45	0.0	(a)

	(5,624)	(107,206)	1,750	0.0	(a)

Personal Products
Beiersdorf AG	(554)	(64,202)	1,144	0.0	(a)

Semiconductors & Semiconductor Equipment
AIXTRON SE*	(4,914)	(54,846)	(11,172)	(0.1)
Infineon Technologies AG	(879)	(16,281)	(818)	(0.0	)(a)
SOITEC*	(530)	(55,000)	(366)	(0.0	)(a)

	(6,323)	(126,127)	(12,356)	(0.1)

Technology Hardware, Storage & Peripherals
S&T AG	(2,713)	(63,324)	(5,342)	(0.0	)(a)

Trading Companies & Distributors
Rexel SA	(4,734)	(52,860)	2,463	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(298)	(51,229)	1,215	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(158,885)	(2,115,790)	(22,835)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(65,324)	(1,370,572)	(48,097)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/27/2028 - 7/26/2029	$573,465	$(29,152)	$2,768	$(26,384)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	18,215	70,911	(1,729)	(0.0	)(a)

Construction & Engineering
CIMIC Group Ltd.	2,513	62,728	(15,523)	(0.1)

Food & Staples Retailing
Metcash Ltd.	5,796	11,139	4	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
IT Services
Computershare Ltd.	6,789	73,133	(4,570)	(0.0	)(a)

Metals & Mining
Alumina Ltd.	41,748	66,186	566	0.0	(a)
BHP Group Ltd.	2,252	61,999	(1,087)	(0.0	)(a)
Iluka Resources Ltd.	8,731	56,968	(5,880)	(0.1)
Regis Resources Ltd.	16,888	63,761	(5,825)	(0.0	)(a)
Rio Tinto Ltd.	873	58,428	(3,532)	(0.0	)(a)

	70,492	307,342	(15,758)	(0.1)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	62,086	89,497	9,862	0.1
Santos Ltd.	16,373	80,672	4,025	0.0	(a)
Whitehaven Coal Ltd.	21,914	54,921	261	0.0	(a)
Woodside Petroleum Ltd.	3,653	86,141	(2,461)	(0.0	)(a)

	104,026	311,231	11,687	0.1

Total Long Positions of Total Return Basket Swaps	207,831	836,484	(25,889)	(0.1)

Short Positions
Common Stocks
Chemicals
Nufarm Ltd.	(5,232)	(17,378)	(1,821)	(0.0	)(a)

Diversified Financial Services
Challenger Ltd.	(7,924)	(38,173)	(839)	(0.0	)(a)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(1,355)	(35,668)	2,198	0.0	(a)
Star Entertainment Grp Ltd. (The)	(10,343)	(29,192)	514	0.0	(a)

	(11,698)	(64,860)	2,712	0.0	(a)

Interactive Media & Services
carsales.com Ltd.	(6,000)	(60,297)	(1,559)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Oil Search Ltd.	(4,079)	(19,752)	(364)	(0.0	)(a)

Transportation Infrastructure
Qube Holdings Ltd.	(29,058)	(62,559)	(1,392)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(63,991)	(263,019)	(3,263)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	143,840	573,465	(29,152)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ TONAR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.75)% to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 - 7/26/2029	$1,903,017	$(73,662)	$(5,920)	$(79,582)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Japan Airlines Co. Ltd.	2,500	78,288	(787)	(0.0	)(a)

Auto Components
TS Tech Co. Ltd.	2,200	60,564	(411)	(0.0	)(a)
Yokohama Rubber Co. Ltd. (The)	3,600	66,236	(3,425)	(0.0	)(a)

	5,800	126,800	(3,836)	(0.0	)(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
Asahi Group Holdings Ltd.	2,000	86,630	(5,783)	(0.1)
Suntory Beverage & Food Ltd.	2,100	83,325	(1,570)	(0.0	)(a)

	4,100	169,955	(7,353)	(0.1)

Chemicals
Daicel Corp.	7,800	66,004	(969)	(0.0	)(a)
DIC Corp.*	2,900	78,241	(1,703)	(0.0	)(a)
Kureha Corp.*	1,200	79,494	750	0.0	(a)
Showa Denko KK	2,200	59,020	(522)	(0.0	)(a)
Teijin Ltd.	4,600	79,583	464	0.0	(a)
Tokuyama Corp.	2,700	62,149	(5,300)	(0.0	)(a)
Tosoh Corp.	2,300	32,236	849	0.0	(a)

	23,700	456,727	(6,431)	(0.0	)(a)

Commercial Services & Supplies
Dai Nippon Printing Co. Ltd.	3,700	77,606	(3,301)	(0.0	)(a)

Construction & Engineering
Hazama Ando Corp.	12,100	83,410	1,547	0.0	(a)
Kyowa Exeo Corp.	2,900	69,651	(1,138)	(0.0	)(a)
Kyudenko Corp.	2,400	74,309	(1,716)	(0.0	)(a)

	17,400	227,370	(1,307)	(0.0	)(a)

Construction Materials
Taiheiyo Cement Corp.	2,300	64,596	(2,545)	(0.0	)(a)

Containers & Packaging
Rengo Co. Ltd.	10,300	78,214	(995)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	300	13,539	(720)	(0.0	)(a)

Electronic Equipment, Instruments & Components
Hitachi Ltd.	2,400	85,092	(4,873)	(0.0	)(a)
Japan Aviation Electronics Industry Ltd.	5,500	76,600	(643)	(0.0	)(a)

	7,900	161,692	(5,516)	(0.0	)(a)

Entertainment
Akatsuki, Inc.*	1,300	87,263	4,948	0.0	(a)
Capcom Co. Ltd.	3,500	73,083	752	0.0	(a)
GungHo Online Entertainment, Inc.	3,380	89,181	(3,726)	(0.0	)(a)

	8,180	249,527	1,974	0.0	(a)

Food & Staples Retailing
Lawson, Inc.	1,700	84,952	(225)	(0.0	)(a)

Food Products
Morinaga & Co. Ltd.*	2,000	93,773	(5,545)	(0.0	)(a)

Health Care Providers & Services
Alfresa Holdings Corp.	2,700	65,097	(3,277)	(0.0	)(a)
Medipal Holdings Corp.	3,300	70,098	(2,902)	(0.0	)(a)
Suzuken Co. Ltd.	1,500	82,660	(3,681)	(0.1)

	7,500	217,855	(9,860)	(0.1)

Hotels, Restaurants & Leisure
Round One Corp.	4,600	69,917	2,949	0.0	(a)
Sushiro Global Holdings Ltd.*	1,100	67,465	(346)	(0.0	)(a)

	5,700	137,382	2,603	0.0	(a)

Insurance
Japan Post Holdings Co. Ltd.	7,200	70,578	(9,226)	(0.1)

IT Services
Nihon Unisys Ltd.	2,300	75,486	(2,251)	(0.0	)(a)
Otsuka Corp.	2,200	86,750	1,470	0.0	(a)
TIS, Inc.	1,500	77,859	(2,008)	(0.0	)(a)

	6,000	240,095	(2,789)	(0.0	)(a)

Leisure Products
Bandai Namco Holdings, Inc.	1,300	69,887	(117)	(0.0	)(a)
Tomy Co. Ltd.*	5,500	70,246	4,583	0.0	(a)

	6,800	140,133	4,466	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
Amada Holdings Co. Ltd.	7,000	76,962	(3,610)	(0.0	)(a)
DMG Mori Co. Ltd.	5,400	78,221	(9,788)	(0.1)
Ebara Corp.*	2,800	75,247	(3,097)	(0.0	)(a)
MINEBEA MITSUMI, Inc.	4,600	78,510	(1,777)	(0.0	)(a)
Mitsubishi Heavy Industries Ltd.	1,900	78,377	(5,299)	(0.0	)(a)
OKUMA Corp.	1,300	67,588	1,432	0.0	(a)
Sumitomo Heavy Industries Ltd.	2,300	74,149	(2,284)	(0.0	)(a)
Takeuchi Manufacturing Co. Ltd.	4,600	71,145	(3,624)	(0.0	)(a)
THK Co. Ltd.	3,100	78,127	(2,748)	(0.0	)(a)

	33,000	678,326	(30,795)	(0.1)

Media
Hakuhodo DY Holdings, Inc.	5,500	86,260	(870)	(0.0	)(a)

Metals & Mining
Mitsubishi Materials Corp.	2,700	74,265	(2,865)	(0.0	)(a)
Tokyo Steel Manufacturing Co. Ltd.	10,100	76,721	295	0.0	(a)

	12,800	150,986	(2,570)	(0.0	)(a)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	4,100	84,513	(6,245)	(0.0	)(a)

Paper & Forest Products
Oji Holdings Corp.	11,100	57,401	(2,606)	(0.0	)(a)

Pharmaceuticals
Astellas Pharma, Inc.	2,300	32,596	(659)	(0.0	)(a)
Kaken Pharmaceutical Co. Ltd.	1,800	87,200	(4,150)	(0.0	)(a)
Kyowa Hakko Kirin Co. Ltd.	4,200	69,220	(4,666)	(0.1)
Sawai Pharmaceutical Co. Ltd.	1,600	88,276	(745)	(0.0	)(a)
Shionogi & Co. Ltd.	200	11,073	(395)	(0.0	)(a)
Sumitomo Dainippon Pharma Co. Ltd.	4,800	88,150	587	0.0	(a)

	14,900	376,515	(10,028)	(0.1)

Professional Services
Meitec Corp.*	1,400	72,152	(547)	(0.0	)(a)

Road & Rail
Central Japan Railway Co.	400	80,405	361	0.0	(a)
Sankyu, Inc.	1,500	80,533	2,143	0.0	(a)
Seino Holdings Co. Ltd.	5,800	72,243	(2,593)	(0.0	)(a)

	7,700	233,181	(89)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Advantest Corp.	2,800	107,825	29,819	0.1

Specialty Retail
ABC-Mart, Inc.	1,200	75,843	2,610	0.0	(a)
Shimachu Co. Ltd.	3,000	66,202	(3,904)	(0.0	)(a)

	4,200	142,045	(1,294)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	500	8,853	(794)	(0.0	)(a)
FUJIFILM Holdings Corp.	1,800	85,317	(4,296)	(0.0	)(a)

	2,300	94,170	(5,090)	(0.0	)(a)

Trading Companies & Distributors
Kanamoto Co. Ltd.	3,000	77,114	(1,504)	(0.0	)(a)
Sojitz Corp.	23,000	71,858	(1,726)	(0.0	)(a)

	26,000	148,972	(3,230)	(0.0	)(a)

Transportation Infrastructure
Kamigumi Co. Ltd.	3,300	75,864	(502)	(0.0	)(a)

Wireless Telecommunication Services
KDDI Corp.	3,200	83,493	(554)	(0.0	)(a)
NTT DOCOMO, Inc.	200	4,795	65	0.0	(a)

	3,400	88,288	(489)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	255,580	5,085,580	(85,929)	(0.4)

Short Positions
Common Stocks
Auto Components
Toyo Tire Corp.	(3,500)	(45,722)	2,779	0.0	(a)

Automobiles
Nissan Motor Co. Ltd.	(6,900)	(44,849)	4,227	0.0	(a)

Banks
Bank of Kyoto Ltd. (The)	(1,300)	(50,453)	158	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	(2,400)	(59,076)	281	0.0	(a)

Building Products
TOTO Ltd.	(1,400)	(56,058)	(341)	(0.0	)(a)

Capital Markets
Nomura Holdings, Inc.	(17,400)	(55,927)	1,658	0.0	(a)

Chemicals
Air Water, Inc.	(2,700)	(44,126)	(799)	(0.0	)(a)
JSR Corp.	(3,000)	(49,545)	(4,527)	(0.0	)(a)
Kuraray Co. Ltd.	(3,800)	(44,942)	(1,150)	(0.0	)(a)
Taiyo Nippon Sanso Corp.	(2,700)	(55,361)	(1,664)	(0.0	)(a)

	(12,200)	(193,974)	(8,140)	(0.0	)(a)

Construction & Engineering
JGC Corp.	(1,200)	(15,623)	962	0.0	(a)
Penta-Ocean Construction Co. Ltd.	(10,800)	(52,300)	(475)	(0.0	)(a)

	(12,000)	(67,923)	487	0.0	(a)

Consumer Finance
Aiful Corp.*	(3,700)	(7,542)	250	0.0	(a)

Electrical Equipment
Fujikura Ltd.	(15,100)	(55,237)	2,090	0.0	(a)
Mabuchi Motor Co. Ltd.	(1,500)	(51,786)	(82)	(0.0	)(a)
Nidec Corp.	(400)	(53,486)	(849)	(0.0	)(a)

	(17,000)	(160,509)	1,159	0.0	(a)

Electronic Equipment, Instruments & Components
Keyence Corp.	(100)	(57,385)	4,183	0.0	(a)
Murata Manufacturing Co. Ltd.	(800)	(36,633)	(979)	(0.0	)(a)
Shimadzu Corp.	(2,500)	(60,027)	585	0.0	(a)
TDK Corp.	(700)	(53,744)	694	0.0	(a)
Yaskawa Electric Corp.	(1,500)	(49,638)	(710)	(0.0	)(a)

	(5,600)	(257,427)	3,773	0.0	(a)

Entertainment
Square Enix Holdings Co. Ltd.	(1,800)	(61,397)	(2,217)	(0.0	)(a)

Food & Staples Retailing
Aeon Co. Ltd.	(300)	(5,192)	(48)	(0.0	)(a)
Cosmos Pharmaceutical Corp.	(300)	(55,242)	(4,542)	(0.0	)(a)
Tsuruha Holdings, Inc.	(100)	(10,179)	(557)	(0.0	)(a)

	(700)	(70,613)	(5,147)	(0.0	)(a)

Food Products
Kikkoman Corp.	(1,300)	(59,102)	2,489	0.0	(a)
Yamazaki Baking Co. Ltd.	(3,500)	(53,148)	1,928	0.0	(a)

	(4,800)	(112,250)	4,417	0.0	(a)

Gas Utilities
Nippon Gas Co. Ltd.	(2,300)	(64,557)	(4,484)	(0.0	)(a)

Health Care Equipment & Supplies
Sysmex Corp.	(900)	(65,343)	(4,067)	(0.0	)(a)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,000)	(24,389)	(884)	(0.0	)(a)
Kyoritsu Maintenance Co. Ltd.	(900)	(38,747)	883	0.0	(a)
Resorttrust, Inc.	(3,500)	(50,702)	1,590	0.0	(a)
Toridoll Holdings Corp.	(2,100)	(47,473)	(2,486)	(0.0	)(a)

	(7,500)	(161,311)	(897)	(0.0	)(a)

Household Durables
Panasonic Corp.	(6,600)	(55,652)	622	0.0	(a)
Sharp Corp.	(1,800)	(22,577)	510	0.0	(a)

	(8,400)	(78,229)	1,132	0.0	(a)

Household Products
Pigeon Corp.	(1,600)	(58,344)	1,580	0.0	(a)

Interactive Media & Services
LINE Corp.*	(1,200)	(38,154)	(3,412)	(0.0	)(a)

Internet & Direct Marketing Retail
ZOZO, Inc.	(2,800)	(52,798)	(2,034)	(0.0	)(a)

IT Services
GMO internet, Inc.	(2,200)	(35,764)	3,414	0.0	(a)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Machinery
CKD Corp.	(4,600)	(50,464)	(3,275)	(0.0	)(a)
Daifuku Co. Ltd.	(900)	(49,224)	(1)	(0.0	)(a)
Hino Motors Ltd.	(6,600)	(52,947)	(247)	(0.0	)(a)
Hitachi Construction Machinery Co. Ltd.	(2,100)	(49,248)	4,470	0.1
Hitachi Zosen Corp.	(14,100)	(50,565)	763	0.0	(a)
Komatsu Ltd.	(2,100)	(46,957)	1,759	0.0	(a)
Makita Corp.	(1,500)	(49,458)	1,359	0.0	(a)
MISUMI Group, Inc.	(2,400)	(53,860)	1,444	0.0	(a)
Nabtesco Corp.	(1,800)	(48,491)	498	0.0	(a)
NGK Insulators Ltd.	(3,700)	(55,029)	(1,843)	(0.0	)(a)

	(39,800)	(506,243)	4,927	0.1

Marine
Kawasaki Kisen Kaisha Ltd.	(2,100)	(26,828)	905	0.0	(a)
Nippon Yusen KK	(700)	(11,662)	(114)	(0.0	)(a)

	(2,800)	(38,490)	791	0.0	(a)

Metals & Mining
Hitachi Metals Ltd.	(4,800)	(50,464)	1,874	0.0	(a)

Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(5,800)	(46,109)	1,322	0.0	(a)
Marui Group Co. Ltd.	(500)	(10,802)	277	0.0	(a)
Pan Pacific International Holdings Corp.	(100)	(6,398)	(119)	(0.0	)(a)
Ryohin Keikaku Co. Ltd.	(300)	(53,251)	1,954	0.0	(a)
Takashimaya Co. Ltd.	(4,900)	(56,207)	(628)	(0.0	)(a)

	(11,600)	(172,767)	2,806	0.0	(a)

Personal Products
Kose Corp.	(300)	(51,139)	1,354	0.0	(a)
Shiseido Co. Ltd.	(700)	(51,509)	768	0.0	(a)

	(1,000)	(102,648)	2,122	0.0	(a)

Professional Services
Outsourcing, Inc.	(4,200)	(49,995)	4,612	0.0	(a)

Road & Rail
Keikyu Corp.	(2,900)	(48,736)	537	0.0	(a)
Keisei Electric Railway Co. Ltd.	(1,500)	(55,136)	(570)	(0.0	)(a)
Nankai Electric Railway Co. Ltd.	(2,200)	(52,710)	(281)	(0.0	)(a)
Odakyu Electric Railway Co. Ltd.	(2,300)	(51,350)	1,805	0.0	(a)

	(8,900)	(207,932)	1,491	0.0	(a)

Semiconductors & Semiconductor Equipment
Rohm Co. Ltd.	(700)	(48,785)	(2,024)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	(400)	(53,946)	(91)	(0.0	)(a)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(3,400)	(50,033)	4,203	0.0	(a)

Textiles, Apparel & Luxury Goods
Asics Corp.	(4,600)	(49,289)	191	0.0	(a)

Transportation Infrastructure
Japan Airport Terminal Co. Ltd.	(1,300)	(53,751)	(3,211)	(0.0	)(a)

Total Short Positions of Total Return Basket Swaps	(201,100)	(3,182,563)	12,267	0.1

Total of Long and Short Positions of Total Return Basket Swaps	54,480	1,903,017	(73,662)	(0.3)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.95)% to 0.30%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 - 4/30/2029	$48,776	$(15,093)	$(10,727)	$(25,820)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Equipment & Supplies
Sonova Holding AG (Registered)	283	65,078	2,543	0.0	(a)

Pharmaceuticals
Roche Holding AG	267	71,608	(2,251)	(0.0	)(a)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	781	93,642	1,927	0.0	(a)

Total Long Positions of Total Return Basket Swaps	1,331	230,328	2,219	0.0	(a)

Short Positions
Common Stocks
Chemicals
Givaudan SA (Registered)	(16)	(42,554)	1,501	0.0	(a)

Marine
Kuehne + Nagel International AG (Registered)	(387)	(56,983)	(1,375)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
ams AG*	(1,571)	(82,015)	(17,438)	(0.1)

Total Short Positions of Total Return Basket Swaps	(1,974)	(181,552)	(17,312)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(643)	48,776	(15,093)	(0.1)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
1 day CHF LIBOR	(0.83)%
1 month CHF LIBOR	(0.81)
BA	1.98
BBR	1.60
BOJ TONAR	(0.10)
CORRA	1.80
EONIA	(0.36)
EURIBOR	(0.81)
FEDEF	2.40
GBP LIBOR	0.71
JPY LIBOR	(0.10)
OIS-RBA	0.69
SONIA	0.71
USD LIBOR	2.24

Summary of total OTC swap contracts outstanding as of July 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swaps contracts outstanding	—	98,508

Liabilities
Total return basket swaps contracts outstanding	—	(409,805)

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CHF	Swiss Franc
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Over Night Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
OYJ	Public Limited Company
SCA	Limited partnership with share capital
SGPS	Holding company
SONIA	Sterling Overnight Index Average
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

(a)	Amounts rounds to less than 0.05%.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States.
*	Non-income producing security.
(1)	Notional value represents market value as of July 31, 2019 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$21,839,734	$2,210,590	$—	$24,050,324

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,206	$—	$5,206
Futures Contracts(a)	37,154	4,916	—	42,070
Swaps	—	72,488	—	72,488

Total Appreciation in Other Financial Instruments	$37,154	$82,610	$—	$119,764

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,556)	$—	$(6,556)
Futures Contracts(a)	(3,856)	(25,546)	—	(29,402)
Swaps	—	(209,976)	—	(209,976)

Total Depreciation in Other Financial Instruments	$(3,856)	$(242,078)	$—	$(245,934)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign index futures and U.S. Treasury Bills.

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)	$—	$9,599,835	$3,445,300	$3	$561	$6,155,099	6,152,638	$42,040	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	612,857	554,770	—	—	58,087	58,087	791	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	5,057,344	13,790,376	18,847,720	—	—	—	—	59,974	—

Total	$5,057,344	$24,003,068	$22,847,790	$3	$561	$6,213,186		$102,805	$—

(a)	Investment in affiliate fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 87.5%
INVESTMENT COMPANIES — 87.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%(a)(b)	43,404,218	43,421,580
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.23%(a)(b)	1,085,990	1,085,990

		44,507,570

TOTAL INVESTMENT COMPANIES (Cost $44,503,311)		44,507,570

Total Investments — 87.5% (Cost $44,503,311)		44,507,570
Other Assets Less Liabilities — 12.5%		6,348,295

Net Assets — 100.0%		50,855,865

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	15	08/2019	EUR	913,467	(14,393)
Hang Seng Index	2	08/2019	HKD	352,026	(10,290)
IBEX 35 Index	2	08/2019	EUR	198,377	(8,771)
LME Zinc Base Metal	17	08/2019	USD	1,039,338	(16,523)
Natural Gas	3	08/2019	USD	67,170	(5,418)
Australia 10 Year Bond	190	09/2019	AUD	18,868,876	434,801
Australia 3 Year Bond	141	09/2019	AUD	11,131,868	76,715
Canada 10 Year Bond	33	09/2019	CAD	3,566,290	56,219
Cocoa	67	09/2019	USD	1,571,150	(95,372)
DAX Index	2	09/2019	EUR	669,830	(18,060)
EURO STOXX 50 Index	28	09/2019	EUR	1,068,592	(4,862)
Euro-Bobl	67	09/2019	EUR	10,012,815	92,271
Euro-Bund	23	09/2019	EUR	4,457,457	120,344
Euro-Buxl	8	09/2019	EUR	1,850,727	129,983
Euro-Schatz	333	09/2019	EUR	41,406,477	65,301
Feeder Cattle	9	09/2019	USD	641,025	19,473
FTSE 100 Index	8	09/2019	GBP	731,156	11,486
FTSE/MIB Index	7	09/2019	EUR	826,656	(10,158)
Japan 10 Year Bond	10	09/2019	JPY	14,141,925	27,173
LME Aluminum Base Metal	2	09/2019	USD	89,513	406
LME Nickel Base Metal	4	09/2019	USD	348,168	(9,948)
LME Zinc Base Metal	19	09/2019	USD	1,163,988	(12,424)
Long Gilt	22	09/2019	GBP	3,553,760	107,844
S&P 500 E-Mini Index	8	09/2019	USD	1,193,400	21,021
SPI 200 Index	15	09/2019	AUD	1,726,892	54,096
U.S. Treasury 2 Year Note	69	09/2019	USD	14,796,727	60,773
U.S. Treasury 5 Year Note	54	09/2019	USD	6,351,750	76,402
U.S. Treasury 10 Year Note	55	09/2019	USD	7,014,219	149,723
U.S. Treasury Long Bond	16	09/2019	USD	2,490,000	98,831
WTI Crude Oil	9	09/2019	USD	522,900	(12,174)
100 oz Gold	4	10/2019	USD	567,480	8,189
Feeder Cattle	14	10/2019	USD	997,850	26,534
Lean Hogs	16	10/2019	USD	454,400	(11,777)
Live Cattle	41	10/2019	USD	1,765,460	34,049
Soybean	7	11/2019	USD	308,525	(6,583)
100 oz Gold	8	12/2019	USD	1,139,680	(5,471)
Corn	16	12/2019	USD	328,000	(26,085)

					1,403,325

Short Contracts
Feeder Cattle	(15)	08/2019	USD	(1,061,437)	139,806
Lean Hogs	(22)	08/2019	USD	(698,060)	9,775
LME Aluminum Base Metal	(32)	08/2019	USD	(1,425,800)	287
Natural Gas	(18)	08/2019	USD	(403,020)	6,882
WTI Crude Oil	(9)	08/2019	USD	(522,270)	1,856
Canada 10 Year Bond	(36)	09/2019	CAD	(3,890,499)	(31,674)
Coffee ‘C’	(12)	09/2019	USD	(448,425)	(6,017)
Copper	(7)	09/2019	USD	(465,762)	6,781
Corn	(12)	09/2019	USD	(240,150)	(12,485)
Euro-Bund	(18)	09/2019	EUR	(3,488,445)	(94,427)
Japan 10 Year Bond	(7)	09/2019	JPY	(9,899,347)	(16,417)
LME Aluminum Base Metal	(25)	09/2019	USD	(1,118,906)	4,184
LME Nickel Base Metal	(7)	09/2019	USD	(609,294)	(105,981)
LME Zinc Base Metal	(3)	09/2019	USD	(183,787)	(565)
Long Gilt	(4)	09/2019	GBP	(646,138)	(15,136)

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Natural Gas	(19)	09/2019	USD	(428,830)	(4,301)
Silver	(2)	09/2019	USD	(162,650)	(7,785)
Soybean	(21)	09/2019	USD	(912,450)	28,426
Sugar No. 11	(23)	09/2019	USD	(314,530)	14,468
TOPIX Index	(5)	09/2019	JPY	(716,518)	(1,913)
Live Cattle	(5)	10/2019	USD	(215,300)	1,885
Soybean	(15)	11/2019	USD	(661,125)	43,831
Coffee ‘C’	(7)	12/2019	USD	(271,162)	17,698
Corn	(15)	12/2019	USD	(307,500)	31,656
Cotton No. 2	(73)	12/2019	USD	(2,330,160)	111,695
Wheat	(13)	12/2019	USD	(320,613)	18,812
Sugar No. 11	(39)	02/2020	USD	(576,576)	5,953
Sugar No. 11	(26)	04/2020	USD	(388,170)	7,258

					154,552

					1,557,877

Abbreviations

AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
IBEX	International Business Exchange
JPY	Japanese Yen
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
WTI	West Texas Intermediate

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,037,007	AUD	1,476,084	Merrill Lynch International	8/12/2019	27,187
USD	717,357	EUR	635,200	Citibank, NA	8/12/2019	13,617
USD	82,561	JPY	8,895,892	Merrill Lynch International	8/13/2019	723
IDR	3,894,958,672	USD	274,596	Merrill Lynch International**	8/21/2019	1,416
NZD	87,151	GBP	46,707	Barclays Bank plc	8/21/2019	392
RUB	17,446,384	USD	272,787	Goldman Sachs International**	8/21/2019	490
USD	862,244	AUD	1,226,956	BNP Paribas	8/21/2019	22,563
USD	51,464	CAD	67,121	Goldman Sachs International	8/21/2019	587
USD	1,727,263	EUR	1,528,299	Barclays Bank plc	8/21/2019	32,738
USD	3,573,758	GBP	2,840,593	State Street Corp.	8/21/2019	115,954
USD	274,809	HUF	78,770,914	Citibank, NA	8/21/2019	7,128
USD	1,388,893	JPY	149,568,477	TD Bank Financial Group	8/21/2019	12,070
USD	3,050,273	NOK	26,060,541	Citibank, NA	8/21/2019	106,079
USD	65,761	NOK	567,743	Goldman Sachs International	8/21/2019	1,620
USD	50,707	NZD	75,399	State Street Corp.	8/21/2019	1,179
USD	274,839	PLN	1,034,991	Citibank, NA	8/21/2019	7,680
USD	112,881	SEK	1,065,270	Barclays Bank plc	8/21/2019	2,453
USD	4,079,652	SEK	38,086,976	Citibank, NA	8/21/2019	131,479

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	58,628	SEK	559,014	TD Bank Financial Group	8/21/2019	679
USD	275,890	THB	8,452,508	Australia & New Zealand Banking Group Ltd.	8/21/2019	930
USD	275,235	TWD	8,550,726	Goldman Sachs International**	8/21/2019	497

Total unrealized appreciation						487,461

EUR	300,000	USD	338,711	Citibank, NA	8/12/2019	(6,341)
CAD	5,107,284	USD	3,912,070	Citibank, NA	8/21/2019	(40,775)
CAD	77,985	USD	59,230	Goldman Sachs International	8/21/2019	(118)
CAD	65,691	USD	50,370	Merrill Lynch International	8/21/2019	(577)
CHF	51,340	USD	51,967	Barclays Bank plc	8/21/2019	(253)
CHF	2,027,301	USD	2,060,941	State Street Corp.	8/21/2019	(18,895)
INR	18,995,414	USD	276,269	Merrill Lynch International**	8/21/2019	(1,552)
MXN	5,258,614	USD	274,565	Barclays Bank plc	8/21/2019	(1,076)
NZD	106,657	GBP	57,927	State Street Corp.	8/21/2019	(453)
NZD	5,853,778	USD	3,907,107	HSBC Bank, NA	8/21/2019	(61,877)
SEK	551,669	USD	59,063	Barclays Bank plc	8/21/2019	(1,876)
USD	276,906	ILS	984,450	Merrill Lynch International	8/21/2019	(3,780)
ZAR	3,882,740	USD	273,525	Merrill Lynch International	8/21/2019	(3,527)

Total unrealized depreciation						(141,100)

Net unrealized appreciation						346,361

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Managed Futures Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,507,570	$—	$—	$44,507,570

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$487,461	$—	$487,461
Futures Contracts	2,111,401	11,486	—	2,122,887
Total Appreciation in Other Financial Instruments	$2,111,401	$498,947	$—	$2,610,348

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(141,100)	$—	$(141,100)
Futures Contracts	(498,476)	(66,534)	—	(565,010)
Total Depreciation in Other Financial Instruments	$(498,476)	$(207,634)	$—	$(706,110)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of Foreign Futures that is held as initial margin for futures contracts.

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.41%	$—	$48,221,986	$4,804,628	$(37)	$4,259	$43,421,580	43,404,218	$311,766	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.23%	—	3,519,352	2,433,362	—	—	1,085,990	1,085,990	6,338	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares	42,503,224	5,827,447	48,330,671	—	—	—	—	428,346	—

Total	$42,503,224	$57,568,785	$55,568,661	$(37)	$4,259	$44,507,570		$746,450	$—

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.